UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2011

Date of reporting period:	6/30/2011

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	JUNE 30, 2011

The Prudential Series Fund

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■  Conservative Balanced Portfolio

■  Diversified Bond Portfolio

■  Equity Portfolio

■  Flexible Managed Portfolio

■  Global Portfolio

■  Government Income Portfolio

■  High Yield Bond Portfolio

■  Jennison Portfolio

■  Money Market Portfolio

■  Natural Resources Portfolio

■  Small Capitalization Stock Portfolio

■  Stock Index Portfolio

■  Value Portfolio

Please note that this document may include prospectus supplements that are separate from and not a part of the semiannual report.

0157877-00003-00

This report is one of several that provides financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses of the portfolios, and the contract and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call (888)778-2888, and owners of variable life insurance contracts should call (800)778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling (888)778-2888.

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2011

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Conservative Balanced Portfolio	A1
	Diversified Bond Portfolio	A28
	Equity Portfolio	A50
	Flexible Managed Portfolio	A54
	Global Portfolio	A79
	Government Income Portfolio	A88
	High Yield Bond Portfolio	A95
	Jennison Portfolio	A112
	Money Market Portfolio	A116
	Natural Resources Portfolio	A120
	Small Capitalization Stock Portfolio	A125
	Stock Index Portfolio	A135
	Value Portfolio	A144

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2011

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stephen Pelletier

President,

The Prudential Series Fund	July 29, 2011

PRESIDENT

STEPHEN PELLETIER

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2011

Conservative Balanced
Five Largest Holdings	(% of Net Assets	)
Exxon Mobil Corp.	1.6%
Federal National Mortgage Association, 5.000%, TBA 30 YR	1.4%
Apple, Inc.	1.2%
Federal National Mortgage Association, 4.000%, TBA 30 YR	1.1%
U.S. Treasury Notes, 3.125%, 05/15/2021	0.9%

Diversified Bond
Allocation	(% of Net Assets	)
Corporate Bonds	44.7%
Commercial Mortgage-Backed Securities	18.1%
Mortgage-Backed Securities	8.6%
Non-Residential Mortgage-Backed Securities	8.4%
Residential Mortgage-Backed Securities	4.5%

Equity
Five Largest Holdings	(% of Net Assets	)
Occidental Petroleum Corp.	2.5%
Apple, Inc.	2.5%
Amazon.com, Inc.	2.5%
American Express Co.	2.2%
VMware, Inc. (Class A Stock)	1.8%

Flexible Managed
Five Largest Holdings	(% of Net Assets	)
Exxon Mobil Corp.	2.4%
Apple, Inc.	1.8%
Chevron Corp.	1.5%
General Electric Co.	1.4%
Microsoft Corp.	1.4%

Global
Top Five Countries	(% of Net Assets	)
United States	46.5%
United Kingdom	9.5%
Japan	8.6%
France	5.5%
Germany	5.1%

Government Income
Allocation	(% of Net Assets	)
Mortgage-Backed Securities	48.1%
U.S Treasury Securities	28.9%
Commercial Mortgage-Backed Securities	11.1%
U.S. Government Agency Obligations	3.8%
Collateralized Mortgage Obligations	2.4%

High Yield Bond
Allocation	(% of Net Assets	)
Corporate Bonds	89.0%
Bank Loans	4.6%
Preferred Stocks	0.2%
Collateralized Mortgage Obligations	0.2%
Common Stocks	0.1%

Jennison
Five Largest Holdings	(% of Net Assets	)
Amazon.com, Inc.	4.4%
Apple, Inc.	4.3%
Schlumberger Ltd.	2.9%
Oracle Corp.	2.8%
International Business Machines Corp.	2.5%

Natural Resources
Five Largest Holdings	(% of Net Assets	)
National Oilwell Varco, Inc.	2.6%
Halliburton Co.	2.5%
Schlumberger Ltd.	2.4%
Freeport-McMoRan Copper & Gold, Inc.	2.2%
Concho Resources, Inc.	2.1%

Small Capitalization Stock
Five Largest Holdings	(% of Net Assets	)
Regeneron Pharmaceuticals, Inc.	0.8%
AMERIGROUP Corp.	0.7%
Healthspring, Inc.	0.6%
Lufkin Industries, Inc.	0.5%
iShares S&P SmallCap 600 Index Fund	0.5%

Stock Index
Five Largest Holdings	(% of Net Assets	)
Exxon Mobil Corp.	3.3%
Apple, Inc.	2.5%
International Business Machines Corp.	1.7%
Chevron Corp.	1.7%
General Electric Co.	1.6%

Value
Five Largest Holdings	(% of Net Assets	)
Liberty Global, Inc., Ser. C	3.0%
Comcast Corp. (Class A Stock)	2.9%
CA, Inc.	2.7%
Mylan, Inc.	2.5%
Viacom, Inc. (Class B Stock)	2.3%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2011

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Conservative Balanced (Class I)	Actual	$1,000.00	$1,047.30	0.58%	$2.94
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91
Diversified Bond (Class I)	Actual	$1,000.00	$1,043.50	0.43%	$2.18
	Hypothetical	$1,000.00	$1,022.66	0.43%	$2.16
Equity (Class I)	Actual	$1,000.00	$1,066.60	0.48%	$2.46
	Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41
Equity (Class II)	Actual	$1,000.00	$1,064.20	0.88%	$4.50
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
Flexible Managed (Class I)	Actual	$1,000.00	$1,057.10	0.63%	$3.21
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Global (Class I)	Actual	$1,000.00	$1,052.20	0.83%	$4.22
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
Government Income (Class I)	Actual	$1,000.00	$1,025.50	0.48%	$2.41
	Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41
High Yield Bond (Class I)	Actual	$1,000.00	$1,044.30	0.58%	$2.94
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91
Jennison (Class I)	Actual	$1,000.00	$1,083.20	0.63%	$3.25
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Jennison (Class II)	Actual	$1,000.00	$1,081.20	1.03%	$5.32
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16
Money Market (Class I)	Actual	$1,000.00	$1,000.10	0.21%	$1.04
	Hypothetical	$1,000.00	$1,023.75	0.21%	$1.05

The Prudential Series Fund Fees and Expenses — unaudited (continued)	June 30, 2011

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Natural Resources (Class I)	Actual	$1,000.00	$989.20	0.49%	$2.42
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46
Natural Resources (Class II)	Actual	$1,000.00	$987.20	0.89%	$4.39
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46
Small Capitalization Stock (Class I)	Actual	$1,000.00	$1,073.10	0.46%	$2.36
	Hypothetical	$1,000.00	$1,022.51	0.46%	$2.31
Stock Index (Class I)	Actual	$1,000.00	$1,059.00	0.33%	$1.68
	Hypothetical	$1,000.00	$1,023.16	0.33%	$1.66
Value (Class I)	Actual	$1,000.00	$1,062.20	0.43%	$2.20
	Hypothetical	$1,000.00	$1,022.66	0.43%	$2.16
Value (Class II)	Actual	$1,000.00	$1,060.20	0.83%	$4.24
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2011, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 87.9%
COMMON STOCKS — 49.6%	Shares	Value (Note 2)

Aerospace & Defense — 1.4%
BAE Systems PLC (United Kingdom)	28,272	$144,520
Boeing Co. (The)	67,000	4,953,310
European Aeronautic Defence and Space Co. NV (France)	1,543	51,644
General Dynamics Corp.	33,700	2,511,324
Goodrich Corp.	11,100	1,060,050
Honeywell International, Inc.	71,312	4,249,482
ITT Corp.(a)	17,600	1,037,168
L-3 Communications Holdings, Inc.	9,900	865,755
Lockheed Martin Corp.(a)	25,400	2,056,638
Northrop Grumman Corp.	26,762	1,855,945
Precision Castparts Corp.	13,200	2,173,380
Raytheon Co.	32,200	1,605,170
Rockwell Collins, Inc.	13,800	851,322
Safran SA (France)	4,023	171,811
Textron, Inc.	24,500	578,445
United Technologies Corp.	83,700	7,408,287

		31,574,251

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	14,600	1,151,064
Expeditors International of Washington, Inc.	19,600	1,003,324
FedEx Corp.	29,100	2,760,135
United Parcel Service, Inc. (Class B Stock)	89,800	6,549,114

		11,463,637

Airlines
Deutsche Lufthansa AG (Germany)	1,159	25,253
Southwest Airlines Co.	69,600	794,832

		820,085

Auto Components — 0.1%
CIE Generale des Etablissements Michelin (France) (Class B Stock)	1,143	111,784
Continental AG (Germany)(b)	897	94,242
Goodyear Tire & Rubber Co. (The)(b)	22,200	372,294
Johnson Controls, Inc.	62,900	2,620,414
NHK Spring Co. Ltd. (Japan)	3,000	30,678
Nokian Renkaat OYJ (Finland)	675	33,869
Pirelli & C SpA (Italy)	3,864	41,745

		3,305,026

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	1,229	122,636
Daimler AG (Germany)	2,646	199,147
Ford Motor Co.(a)(b)	348,085	4,800,092
Harley-Davidson, Inc.	21,000	860,370
Honda Motor Co. Ltd. (Japan)	300	11,558
Peugeot SA (France)	3,498	156,593
Renault SA (France)	1,627	96,464
Toyota Motor Corp. (Japan)	2,200	90,594
Volkswagen AG (Germany)	68	12,494

		6,349,948

Beverages — 1.2%
Anheuser-Busch InBev NV (Belgium)	1,249	72,450
Brown-Forman Corp. (Class B Stock)	9,900	739,431

COMMON STOCKS (continued)	Shares	Value (Note 2)

Beverages (continued)
Coca-Cola Amatil Ltd. (Australia)	2,410	$29,570
Coca-Cola Co. (The)	208,700	14,043,423
Coca-Cola Enterprises, Inc.	30,700	895,826
Constellation Brands, Inc. (Class A Stock)(b)	17,200	358,104
Diageo PLC (United Kingdom)	5,522	112,821
Dr Pepper Snapple Group, Inc.	19,700	826,021
Heineken Holding NV (Netherlands)	390	19,953
Heineken NV (Netherlands)	1,373	82,570
Molson Coors Brewing Co. (Class B Stock)	14,200	635,308
PepsiCo, Inc.	144,307	10,163,542
SABMiller PLC (United Kingdom)	399	14,546

		27,993,565

Biotechnology — 0.6%
Amgen, Inc.(b)	84,720	4,943,412
Biogen Idec, Inc.(b)	22,090	2,361,863
Celgene Corp.(b)	42,500	2,563,600
Cephalon, Inc.(a)(b)	6,100	487,390
Gilead Sciences, Inc.(b)	69,700	2,886,277

		13,242,542

Building Products
Asahi Glass Co. Ltd. (Japan)	6,000	70,213
Cie de Saint-Gobain (France)	3,007	194,724
Masco Corp.(a)	33,500	403,005

		667,942

Capital Markets — 1.2%
3i Group PLC (United Kingdom)	19,507	88,006
Ameriprise Financial, Inc.	22,120	1,275,882
Bank of New York Mellon Corp. (The)	115,158	2,950,348
BlackRock, Inc. (Class A Stock)	8,600	1,649,566
Charles Schwab Corp. (The)(a)	91,650	1,507,643
Credit Suisse Group AG (Switzerland)(b)	3,142	122,204
Deutsche Bank AG (Germany)	4,395	259,718
E*Trade Financial Corp.(b)	20,420	281,796
Federated Investors, Inc. (Class B Stock)(a)	10,800	257,472
Franklin Resources, Inc.	13,300	1,746,157
Goldman Sachs Group, Inc. (The)	48,300	6,428,247
Invesco Ltd.	41,500	971,100
Janus Capital Group, Inc.	18,600	175,584
Legg Mason, Inc.	13,200	432,432
Macquarie Group Ltd. (Australia)	1,433	48,343
Morgan Stanley	144,580	3,326,786
Northern Trust Corp.	22,700	1,043,292
State Street Corp.	46,300	2,087,667
T. Rowe Price Group, Inc.	22,800	1,375,752
UBS AG (Switzerland)(b)	6,826	124,463

		26,152,458

Chemicals — 1.1%
Air Products & Chemicals, Inc.	20,000	1,911,600
Airgas, Inc.	5,500	385,220
Asahi Kasei Corp. (Japan)	24,000	161,737
BASF SE (Germany)	3,137	307,386

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Chemicals (continued)
CF Industries Holdings, Inc.	6,300	$892,521
Dow Chemical Co. (The)	108,031	3,889,116
E.I. du Pont de Nemours & Co.	83,820	4,530,471
Eastman Chemical Co.	6,200	632,834
Ecolab, Inc.	21,100	1,189,618
FMC Corp.	6,100	524,722
International Flavors & Fragrances, Inc.	8,200	526,768
Israel Chemicals Ltd. (Israel)	570	9,048
JSR Corp. (Japan)	2,300	44,581
K+S AG (Germany)	749	57,567
Kaneka Corp. (Japan)	3,000	19,712
Kuraray Co. Ltd. (Japan)	3,600	52,740
Lanxess AG (Germany)	974	79,945
Linde AG (Germany)	366	64,169
Mitsubishi Chemical Holdings Corp. (Japan)	2,000	14,172
Monsanto Co.	48,694	3,532,263
Nitto Denko Corp. (Japan)	500	25,405
PPG Industries, Inc.	14,700	1,334,613
Praxair, Inc.	27,000	2,926,530
Sherwin-Williams Co. (The)	7,700	645,799
Sigma-Aldrich Corp.	11,100	814,518
Syngenta AG (Switzerland)(b)	78	26,329
Tosoh Corp. (Japan)	25,000	100,392
Umicore SA (Belgium)	1,390	75,811
Wacker Chemie AG (Germany)	323	69,839
Yara International ASA (Norway)	1,989	111,963

		24,957,389

Commercial Banks — 1.4%
Aozora Bank Ltd. (Japan)(a)	23,000	53,315
Australia & New Zealand Banking Group Ltd. (Australia)	9,474	224,579
Banco Bilbao Vizcaya Argentaria SA (Spain)	6,037	70,825
Banco Santander SA (Spain)	13,194	152,359
Bank Hapoalim BM (Israel)(b)	3,756	18,681
Barclays PLC (United Kingdom)	25,035	103,042
BB&T Corp.	61,500	1,650,660
Bendigo and Adelaide Bank Ltd. (Australia)	7,308	69,689
BNP Paribas (France)	3,604	278,200
Chiba Bank Ltd. (The) (Japan)	5,000	31,291
Comerica, Inc.	16,900	584,233
Commonwealth Bank of Australia (Australia)	2,745	154,598
Dexia SA (Belgium)(b)	6,806	21,190
DnB NOR ASA (Norway)	3,264	45,495
Fifth Third Bancorp	84,621	1,078,918
First Horizon National Corp.	28,587	272,720
HSBC Holdings PLC (United Kingdom)	25,166	249,774
Huntington Bancshares, Inc.	80,936	530,940
KBC Groep NV (Belgium)(a)	3,702	145,486
KeyCorp	92,300	768,859
M&T Bank Corp.(a)	11,800	1,037,810
Marshall & Ilsley Corp.	48,500	386,545

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)	50,500	$246,103
Mizrahi Tefahot Bank Ltd. (Israel)	3,390	35,883
Mizuho Financial Group, Inc. (Japan)	55,000	90,400
National Australia Bank Ltd. (Australia)	3,494	96,600
Natixis (France)	9,803	49,187
Nordea Bank AB (Sweden)	19,250	206,950
PNC Financial Services Group, Inc.	47,733	2,845,364
Regions Financial Corp.	118,403	734,099
Royal Bank of Scotland Group PLC (United Kingdom)(b)	9,623	5,940
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	13,437	109,829
Societe Generale (France)	3,477	206,327
Sumitomo Mitsui Financial Group, Inc. (Japan)	7,600	234,344
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	9,000	31,327
SunTrust Banks, Inc.	49,500	1,277,100
Svenska Handelsbanken AB (Sweden) (Class A Stock)	2,608	80,443
Swedbank AB (Sweden) (Class A Stock)	9,696	162,949
U.S. Bancorp	178,785	4,560,805
Wells Fargo & Co.	483,364	13,563,194
Westpac Banking Corp. (Australia)	3,086	74,038
Zions Bancorporation(a)	15,850	380,558

		32,920,649

Commercial Services & Supplies — 0.2%
Avery Dennison Corp.	7,900	305,177
Babcock International Group PLC (United Kingdom)	2,351	26,866
Brambles Ltd. (Australia)	921	7,161
Cintas Corp.(a)	9,100	300,573
Iron Mountain, Inc.	18,800	640,892
Pitney Bowes, Inc.	20,700	475,893
Republic Services, Inc. (Class A Stock)	28,665	884,315
RR Donnelley & Sons Co.	19,200	376,512
Stericycle, Inc.(b)	7,200	641,664
Waste Management, Inc.	43,742	1,630,264

		5,289,317

Communications Equipment — 1.0%
Cisco Systems, Inc.	508,900	7,943,929
F5 Networks, Inc.(b)	7,000	771,750
Harris Corp.	10,900	491,154
JDS Uniphase Corp.(b)	21,475	357,774
Juniper Networks, Inc.(b)	49,700	1,565,550
Motorola Mobility Holdings, Inc.(b)	27,178	599,003
Motorola Solutions, Inc.(b)	32,289	1,486,586
Nokia OYJ (Finland)	6,272	40,656
QUALCOMM, Inc.	151,600	8,609,364
Tellabs, Inc.	22,000	101,420

		21,967,186

Computers & Peripherals — 2.1%
Apple, Inc.(b)	84,050	28,213,063

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Computers & Peripherals (continued)
Dell, Inc.(b)	157,700	$2,628,859
EMC Corp.(b)	188,150	5,183,532
Hewlett-Packard Co.	192,848	7,019,667
Lexmark International, Inc. (Class A Stock)(b)	8,733	255,528
NetApp, Inc.(a)(b)	34,200	1,805,076
SanDisk Corp.(b)	21,400	888,100
Toshiba Corp. (Japan)	16,000	84,358
Western Digital Corp.(b)	20,000	727,600

		46,805,783

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	1,194	56,308
Balfour Beatty PLC (United Kingdom)	16,265	80,533
Fluor Corp.	16,300	1,053,958
Jacobs Engineering Group, Inc.(b)	12,700	549,275
JGC Corp. (Japan)	4,000	109,588
Quanta Services, Inc.(b)	18,200	367,640
Vinci SA (France)	583	37,343

		2,254,645

Construction Materials
Boral Ltd. (Australia)	23,929	113,450
Vulcan Materials Co.(a)	13,400	516,302

		629,752

Consumer Finance — 0.4%
American Express Co.	95,200	4,921,840
Capital One Financial Corp.	41,061	2,121,622
Discover Financial Services	50,740	1,357,295
SLM Corp.	44,700	751,407

		9,152,164

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	3,562	27,602
Ball Corp.	16,200	623,052
Bemis Co., Inc.	11,300	381,714
Owens-Illinois, Inc.(b)	12,900	332,949
Sealed Air Corp.	17,100	406,809

		1,772,126

Distributors
Genuine Parts Co.(a)	14,800	805,120

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)(b)	9,900	432,432
DeVry, Inc.	6,300	372,519
H&R Block, Inc.	25,800	413,832

		1,218,783

Diversified Financial Services — 1.9%
Bank of America Corp.	930,721	10,200,702
Citigroup, Inc.	267,285	11,129,747
CME Group, Inc. (Class A Stock)	6,240	1,819,522
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	1,100	23,163
ING Groep NV (Netherlands)(b)	18,832	231,829
IntercontinentalExchange, Inc.(b)	6,200	773,202
Investor AB (Sweden) (Class B Stock)	1,437	32,942
JPMorgan Chase & Co.	365,045	14,944,942

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Financial Services (continued)
Kinnevik Investment AB (Sweden) (Class B Stock)	2,092	$46,469
Leucadia National Corp.(a)	19,700	671,770
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,120	43,345
Moody’s Corp.(a)	18,100	694,135
NASDAQ OMX Group, Inc. (The)(b)	16,600	419,980
NYSE Euronext	25,600	877,312
ORIX Corp. (Japan)	1,280	124,508
Pargesa Holding SA (Switzerland)	293	27,148
Pohjola Bank PLC (Finland) (Class A Stock)	1,983	25,651

		42,086,367

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	540,768	16,985,523
BT Group PLC (United Kingdom)	3,187	10,307
CenturyLink, Inc.	54,836	2,217,019
France Telecom SA (France)	6,158	130,960
Frontier Communications Corp.	84,890	685,062
Inmarsat PLC (United Kingdom)	1,364	12,172
Koninklijke KPN NV (Netherlands)	3,071	44,668
Nippon Telegraph & Telephone Corp. (Japan)	4,100	197,750
Swisscom AG (Switzerland)	122	55,939
Telecom Corp. of New Zealand Ltd. (New Zealand)	5,109	10,413
Telecom Italia SpA (Italy)	48,361	67,291
Telefonica SA (Spain)	13,498	330,022
TeliaSonera AB (Sweden)	5,709	41,880
Telstra Corp. Ltd. (Australia)	27,198	84,514
Verizon Communications, Inc.	257,276	9,578,385
Windstream Corp.	46,057	596,899

		31,048,804

Electric Utilities — 0.9%
American Electric Power Co., Inc.	43,960	1,656,413
Duke Energy Corp.(a)	123,424	2,324,074
E.ON AG (Germany)	3,723	105,738
Edison International	28,600	1,108,250
Enel SpA (Italy)	45,121	294,708
Entergy Corp.	16,400	1,119,792
Exelon Corp.	60,374	2,586,422
FirstEnergy Corp.	39,506	1,744,190
Iberdrola SA (Spain)(b)	3,509	31,229
Kansai Electric Power Co., Inc. (The) (Japan)	5,400	107,534
NextEra Energy, Inc.,	38,100	2,189,226
Northeast Utilities	14,200	499,414
Pepco Holdings, Inc.	20,800	408,304
Pinnacle West Capital Corp.	8,500	378,930
PPL Corp.	52,300	1,455,509
Progress Energy, Inc.,	25,983	1,247,444
Scottish & Southern Energy PLC (United Kingdom)	1,090	24,369
Southern Co.	78,000	3,149,640
SP AusNet (Australia)(c)	25,327	25,689

		20,456,875

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)(b)	4,925	$127,702
Emerson Electric Co.	68,600	3,858,750
Mitsubishi Electric Corp. (Japan)	3,000	34,848
Rockwell Automation, Inc.	13,400	1,162,584
Roper Industries, Inc.	8,100	674,730
Schneider Electric SA (France)	759	126,797

		5,985,411

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	15,800	853,042
Corning, Inc.	145,400	2,639,010
FLIR Systems, Inc.	12,900	434,859
Hitachi Ltd. (Japan)	26,000	154,310
Jabil Circuit, Inc.	17,800	359,560
Keyence Corp. (Japan)	500	141,965
Kyocera Corp. (Japan)	1,300	132,364
Molex, Inc.	13,000	335,010

		5,050,120

Energy Equipment & Services — 1.2%
Aker Solutions ASA (Norway)	3,304	66,139
Baker Hughes, Inc.	39,398	2,858,719
Cameron International Corp.(b)	21,500	1,081,235
Diamond Offshore Drilling, Inc.(a)	5,900	415,419
FMC Technologies, Inc.(a)(b)	22,300	998,817
Halliburton Co.	81,900	4,176,900
Helmerich & Payne, Inc.	10,700	707,484
Nabors Industries Ltd.(b)	27,700	682,528
National Oilwell Varco, Inc.	38,300	2,995,443
Noble Corp.	23,500	926,135
Petrofac Ltd. (United Kingdom)	2,686	65,267
Rowan Cos., Inc.(b)	13,200	512,292
Saipem SpA (Italy)	135	6,970
SBM Offshore NV (Netherlands)	1,641	43,406
Schlumberger Ltd.	123,818	10,697,875
Transocean Ltd. (Switzerland)	493	32,075

		26,266,704

Food & Staples Retailing — 1.2%
Aeon Co. Ltd. (Japan)	7,100	85,698
Costco Wholesale Corp.	40,800	3,314,592
CVS Caremark Corp.	123,748	4,650,450
Delhaize Group SA (Belgium)	256	19,193
Koninklijke Ahold NV (Netherlands)	3,328	44,719
Kroger Co. (The)	59,446	1,474,261
Olam International Ltd. (Singapore)	64,000	142,272
Safeway, Inc.	33,400	780,558
Seven & i Holdings Co. Ltd. (Japan)	700	18,826
SUPERVALU, Inc.(a)	17,310	162,887
Sysco Corp.	54,100	1,686,838
Tesco PLC (United Kingdom)	13,265	85,585
Walgreen Co.	83,800	3,558,148
Wal-Mart Stores, Inc.	176,800	9,395,152
Whole Foods Market, Inc.	12,700	805,815
Woolworths Ltd. (Australia)	238	7,101

		26,232,095

Food Products — 0.9%
Ajinomoto Co., Inc. (Japan)	11,000	130,590

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food Products (continued)
Archer-Daniels-Midland Co.	60,326	$1,818,829
Aryzta AG (Switzerland)	871	46,671
Associated British Foods PLC (United Kingdom)	4,274	74,289
Campbell Soup Co.(a)	15,300	528,615
ConAgra Foods, Inc.	37,000	954,970
Danone (France)	910	67,896
Dean Foods Co.(b)	20,800	255,216
General Mills, Inc.	58,300	2,169,926
Golden Agri-Resources Ltd. (Singapore)	100,000	55,555
H.J. Heinz Co.	29,300	1,561,104
Hershey Co. (The)	14,500	824,325
Hormel Foods Corp.	14,600	435,226
J.M. Smucker Co. (The)	10,500	802,620
Kellogg Co.	22,100	1,222,572
Kraft Foods, Inc. (Class A Stock)	159,053	5,603,437
McCormick & Co., Inc.	12,800	634,496
Mead Johnson Nutrition Co.	18,667	1,260,956
Nestle SA (Switzerland)	6,052	376,113
Nippon Meat Packers, Inc. (Japan)	4,000	57,380
Nisshin Seifun Group, Inc. (Japan)	2,000	24,997
Sara Lee Corp.	48,100	913,419
Suedzucker AG (Germany)	1,776	63,112
Tyson Foods, Inc. (Class A Stock)	27,200	528,224
Unilever NV (Netherlands)	3,258	106,800
Unilever PLC (United Kingdom)	1,757	56,567
Wilmar International Ltd. (Singapore)	9,000	39,816

		20,613,721

Gas Utilities
Enagas (Spain)	3,593	87,066
Gas Natural SDG SA (Spain)	491	10,285
Nicor, Inc.	4,700	257,278
ONEOK, Inc.(a)	10,000	740,100
Snam Rete Gas SpA (Italy)	5,018	29,719

		1,124,448

Healthcare Equipment & Supplies — 0.9%
Baxter International, Inc.	52,400	3,127,756
Becton Dickinson and Co.	20,500	1,766,485
Boston Scientific Corp.(b)	137,767	951,970
C.R. Bard, Inc.	7,700	845,922
CareFusion Corp.(b)	20,975	569,891
Covidien PLC	45,000	2,395,350
DENTSPLY International, Inc.	12,400	472,192
Edwards Lifesciences Corp.(b)	10,700	932,826
Intuitive Surgical, Inc.(a)(b)	3,600	1,339,596
Medtronic, Inc.	97,300	3,748,969
St. Jude Medical, Inc.	30,600	1,459,008
Stryker Corp.	29,900	1,754,831
Varian Medical Systems, Inc.(a)(b)	10,700	749,214
Zimmer Holdings, Inc.(b)	18,400	1,162,880

		21,276,890

Healthcare Providers & Services — 1.1%
Aetna, Inc.	35,000	1,543,150
AmerisourceBergen Corp. (Class A Stock)(a)	25,500	1,055,700

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Providers & Services (continued)
Cardinal Health, Inc.	30,550	$1,387,581
CIGNA Corp.	24,600	1,265,178
Coventry Health Care, Inc.(b)	12,750	464,992
DaVita, Inc.(b)	9,400	814,134
Express Scripts, Inc.(a)(b)	48,700	2,628,826
Humana, Inc.	14,900	1,200,046
Laboratory Corp. of America Holdings(a)(b)	8,900	861,431
McKesson Corp.	22,530	1,884,635
Medco Health Solutions, Inc.(b)	36,998	2,091,127
Patterson Cos., Inc.	9,000	296,010
Quest Diagnostics, Inc.	13,000	768,300
Tenet Healthcare Corp.(b)	44,600	278,304
UnitedHealth Group, Inc.(a)	100,900	5,204,422
WellPoint, Inc.	35,100	2,764,827

		24,508,663

Healthcare Technology
Cerner Corp.(a)(b)	13,400	818,874

Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	40,500	1,524,015
Chipotle Mexican Grill, Inc.(a)(b)	2,650	816,703
Darden Restaurants, Inc.	11,550	574,728
Galaxy Entertainment Group Ltd. (Hong Kong)(b)	42,000	90,345
Intercontinental Hotels Group PLC (United Kingdom)	453	9,270
International Game Technology	28,200	495,756
Marriott International, Inc. (Class A Stock)	27,628	980,518
McDonald’s Corp.	94,900	8,001,968
OPAP SA (Greece)	726	11,318
Sands China Ltd. (Hong Kong)(b)	28,800	78,064
SJM Holdings Ltd. (Hong Kong)	61,000	145,112
Starbucks Corp.	66,600	2,630,034
Starwood Hotels & Resorts Worldwide, Inc.	17,800	997,512
Wyndham Worldwide Corp.	17,620	592,913
Wynn Macau Ltd.	48,400	158,498
Wynn Resorts Ltd.	7,400	1,062,196
Yum! Brands, Inc.	41,700	2,303,508

		20,472,458

Household Durables — 0.1%
D.R. Horton, Inc.	28,700	330,624
Fortune Brands, Inc.	14,000	892,780
Harman International Industries, Inc.,	6,400	291,648
Leggett & Platt, Inc.	11,000	268,180
Lennar Corp. (Class A Stock)	17,200	312,180
Newell Rubbermaid, Inc.	27,314	431,015
Pulte Group, Inc.(b)	33,522	256,779
Whirlpool Corp.(a)	6,126	498,166

		3,281,372

Household Products — 1.0%
Clorox Co.	12,500	843,000
Colgate-Palmolive Co.	44,400	3,881,004
Henkel AG & Co. KGaA (Germany)	1,107	63,450

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Products (continued)
Kimberly-Clark Corp.(a)	36,900	$2,456,064
Procter & Gamble Co. (The)	254,825	16,199,225
Reckitt Benckiser Group PLC (United Kingdom)	3,822	211,015

		23,653,758

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)(b)	65,000	828,100
Constellation Energy Group, Inc.	16,400	622,544
NRG Energy, Inc.(a)(b)	19,900	489,142

		1,939,786

Industrial Conglomerates — 1.3%
3M Co.	64,800	6,146,280
Danaher Corp.	49,500	2,623,005
General Electric Co.	969,900	18,292,314
Hutchison Whampoa Ltd. (Hong Kong)	5,000	54,175
Siemens AG (Germany)	2,020	277,406
Tyco International Ltd.	43,600	2,155,148

		29,548,328

Insurance — 1.8%
ACE Ltd.	31,300	2,060,166
Aflac, Inc.	43,900	2,049,252
Ageas (Belgium)	5,479	14,866
Allianz SE (Germany)	1,827	255,220
Allstate Corp. (The)	48,200	1,471,546
American International Group, Inc.(a)(b)	37,539	1,100,643
Aon Corp.	32,600	1,672,380
Assicurazioni Generali SpA (Italy)	2,064	43,550
Assurant, Inc.	12,100	438,867
Aviva PLC (United Kingdom)	17,040	120,060
AXA SA (France)	5,534	125,754
Berkshire Hathaway, Inc. (Class B Stock)(b)	157,500	12,188,925
Chubb Corp.	27,600	1,728,036
Cincinnati Financial Corp.	19,037	555,500
Delta Lloyd NV (Netherlands)	2,855	67,858
Genworth Financial, Inc. (Class A Stock)(b)	51,200	526,336
Hannover Rueckversicherung AG (Germany)	1,535	80,058
Hartford Financial Services Group, Inc. (The)	44,300	1,168,191
Legal & General Group PLC (United Kingdom)	56,773	107,702
Lincoln National Corp.	32,018	912,193
Loews Corp.	29,375	1,236,394
MAPFRE SA (Spain)	2,956	10,974
Marsh & McLennan Cos., Inc.	50,800	1,584,452
MetLife, Inc.	98,500	4,321,195
Muenchener Rueckversicherungs AG (Germany)	107	16,362
Old Mutual PLC (United Kingdom)	76,653	164,115
Principal Financial Group, Inc.	30,000	912,600
Progressive Corp. (The)	61,600	1,317,008
Resolution Ltd. (United Kingdom)	11,994	56,594

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Insurance (continued)
RSA Insurance Group PLC (United Kingdom)	47,702	$103,279
SCOR SE (France)	1,109	31,521
Swiss Life Holding AG (Switzerland)(b)	451	73,973
Torchmark Corp.	7,300	468,222
Travelers Cos., Inc. (The)	40,235	2,348,919
Unum Group	28,910	736,627
XL Group PLC (Ireland) (Class A Stock)	30,600	672,588
Zurich Financial Services AG (Switzerland)(b)	486	122,895

		40,864,821

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.(b)	32,400	6,625,476
Expedia, Inc.	17,900	518,921
NetFlix, Inc.(a)(b)	4,100	1,077,029
priceline.com, Inc.(b)	4,400	2,252,492

		10,473,918

Internet Software & Services — 0.8%
Akamai Technologies, Inc.(a)(b)	18,300	575,901
Dena Co. Ltd. (Japan)	300	12,902
eBay, Inc.(b)	103,900	3,352,853
GMO Internet, Inc. (Japan)	6,100	27,408
Google, Inc. (Class A Stock)(b)	22,850	11,570,783
Monster Worldwide, Inc.(a)(b)	14,400	211,104
VeriSign, Inc.	14,400	481,824
Yahoo!, Inc.(b)	116,500	1,752,160

		17,984,935

IT Services — 1.6%
Automatic Data Processing, Inc.	44,900	2,365,332
Cognizant Technology Solutions Corp. (Class A Stock)(b)	28,500	2,090,190
Computer Sciences Corp.	13,100	497,276
Fidelity National Information Services, Inc.	24,000	738,960
Fiserv, Inc.(b)	12,800	801,664
International Business Machines Corp.	110,700	18,990,585
Mastercard, Inc. (Class A Stock)	9,000	2,712,060
Paychex, Inc.	27,700	850,944
SAIC, Inc.(b)	29,000	487,780
Teradata Corp.(b)	13,400	806,680
Total System Services, Inc.	11,396	211,738
Visa, Inc. (Class A Stock)	45,100	3,800,126
Western Union Co. (The)	60,010	1,202,000

		35,555,335

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	13,600	597,448
Mattel, Inc.	31,851	875,584
Namco Bandai Holdings, Inc. (Japan)	3,300	39,723
Sega Sammy Holdings, Inc. (Japan)	4,000	77,323

		1,590,078

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.(b)	32,114	1,641,347

COMMON STOCKS (continued)	Shares	Value (Note 2)

Life Sciences Tools & Services (continued)
Life Technologies Corp.(a)(b)	16,501	$859,207
PerkinElmer, Inc.	12,600	339,066
Thermo Fisher Scientific, Inc.(b)	35,600	2,292,284
Waters Corp.(b)	7,700	737,198

		5,869,102

Machinery — 1.1%
Atlas Copco AB (Sweden) (Class A Stock)	3,721	97,949
Atlas Copco AB (Sweden) (Class B Stock)	1,171	27,566
Caterpillar, Inc.	58,800	6,259,848
Cummins, Inc.	18,600	1,924,914
Deere & Co.	39,000	3,215,550
Dover Corp.	17,300	1,172,940
Eaton Corp.	30,800	1,584,660
FANUC Corp. (Japan)	900	150,501
Fiat Industrial SpA (Italy)(b)	4,998	64,506
Flowserve Corp.	5,000	549,450
Illinois Tool Works, Inc.	45,700	2,581,593
Ingersoll-Rand PLC(a)	29,800	1,353,218
Joy Global, Inc.	10,100	961,924
Komatsu Ltd. (Japan)	3,900	121,770
Kone OYJ (Finland) (Class B Stock)	1,372	86,210
Kubota Corp. (Japan)	6,000	53,229
Metso OYJ (Finland)	693	39,364
Nabtesco Corp. (Japan)	4,000	96,901
PACCAR, Inc.	33,643	1,718,821
Pall Corp.	10,400	584,792
Parker Hannifin Corp.	14,065	1,262,193
SMC Corp. (Japan)	600	108,162
Snap-On, Inc.	4,600	287,408
Stanley Black & Decker, Inc.	14,897	1,073,329
Volvo AB (Sweden) (Class B Stock)	5,891	102,915
Yangzijiang Shipbuilding Holdings Ltd. (Singapore),	67,000	79,936

		25,559,649

Marine
AP Moller-Maersk A/S (Denmark) (Class B Stock)	3	25,874
Neptune Orient Lines Ltd. (Singapore)	24,000	30,017
Nippon Yusen KK (Japan)	3,000	11,146
Orient Overseas International Ltd. (Hong Kong)	9,500	61,421

		128,458

Media — 1.6%
British Sky Broadcasting Group PLC (United Kingdom)	2,092	28,422
Cablevision Systems Corp. (Class A Stock)	19,000	687,990
CBS Corp. (Class B Stock)	59,934	1,707,520
Comcast Corp. (Class A Stock)	252,590	6,400,631
DIRECTV (Class A Stock)(a)(b)	71,600	3,638,712
Discovery Communications, Inc. (Class A Stock)(b)	26,000	1,064,960
Gannett Co., Inc.	22,500	322,200

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media (continued)
Interpublic Group of Cos., Inc. (The)	49,831	$622,887
ITV PLC (United Kingdom)(b)	118,200	135,640
McGraw-Hill Cos., Inc. (The)	28,400	1,190,244
News Corp. (Class A Stock)	204,900	3,626,730
Omnicom Group, Inc.	25,200	1,213,632
Publicis Groupe SA (France)	662	36,912
Scripps Networks Interactive, Inc. (Class A Stock)	9,200	449,696
Societe Television Francaise 1 (France)	1,579	28,714
Time Warner, Inc.	98,866	3,595,756
Time Warner Cable, Inc.,	29,914	2,334,488
Viacom, Inc., (Class B Stock)	54,034	2,755,734
Vivendi SA (France)	7,401	205,798
Walt Disney Co. (The)	172,800	6,746,112
Washington Post Co. (The) (Class B Stock)(a)	600	251,370
WPP PLC (Ireland)	3,740	46,820

		37,090,968

Metals & Mining — 0.6%
Aditya Birla Minerals Ltd. (Australia)	3,094	5,096
AK Steel Holding Corp.	4,000	63,040
Alcoa, Inc.	95,340	1,512,092
Allegheny Technologies, Inc.(a)	9,900	628,353
Anglo American PLC (United Kingdom)	2,032	100,692
BHP Billiton Ltd. (Australia)	8,447	399,212
BHP Billiton PLC (Australia)	8,584	337,811
Cliffs Natural Resources, Inc.,	13,000	1,201,850
Freeport-McMoRan Copper & Gold, Inc.	88,088	4,659,855
Fresnillo PLC (United Kingdom)	6,394	143,874
Iluka Resources Ltd. (Australia),	2,789	50,451
Maruichi Steel Tube Ltd. (Japan)	1,700	42,145
Newmont Mining Corp.	44,900	2,423,253
Nucor Corp.	30,400	1,253,088
OZ Minerals Ltd. (Australia)	2,449	34,849
Rio Tinto Ltd. (Australia)	2,569	229,947
Rio Tinto PLC (United Kingdom)	3,823	275,526
ThyssenKrupp AG (Germany)	249	12,939
Titanium Metals Corp.	5,000	91,600
United States Steel Corp.(a)	12,300	566,292
Voestalpine AG (Austria)	314	17,333
Yamato Kogyo Co., Ltd. (Japan)	1,600	49,826

		14,099,124

Multiline Retail — 0.4%
Big Lots, Inc.(b)	5,000	165,750
Family Dollar Stores, Inc.	11,100	583,416
J.C. Penney Co., Inc.	21,800	752,972
Kohl’s Corp.	26,100	1,305,261
Lifestyle International Holdings Ltd. (Hong Kong)	34,000	99,470
Macy’s, Inc.	37,774	1,104,512
Next PLC (United Kingdom)	2,166	80,825
Nordstrom, Inc.	15,800	741,652
PPR (France)	190	33,835

COMMON STOCKS (continued)	Shares	Value (Note 2)

Multiline Retail (continued)
Sears Holdings Corp.(a)(b)	4,742	$338,768
Target Corp.	64,800	3,039,768

		8,246,229

Multi-Utilities — 0.6%
Ameren Corp.	21,000	605,640
CenterPoint Energy, Inc.	41,800	808,830
Centrica PLC (United Kingdom)	15,708	81,506
CMS Energy Corp.	23,100	454,839
Consolidated Edison, Inc.(a)	26,300	1,400,212
Dominion Resources, Inc.	51,832	2,501,930
DTE Energy Co.	16,600	830,332
GDF Suez (France)	3,031	110,919
Integrys Energy Group, Inc.	8,120	420,941
National Grid PLC (United Kingdom)	14,951	146,974
NiSource, Inc.(a)	28,000	567,000
PG&E Corp.	36,100	1,517,283
Public Service Enterprise Group, Inc.	47,700	1,556,928
SCANA Corp.	11,300	444,881
Sempra Energy	21,619	1,143,213
TECO Energy, Inc.	20,500	387,245
Wisconsin Energy Corp.	19,900	623,865
Xcel Energy, Inc.	41,610	1,011,123

		14,613,661

Office Electronics — 0.1%
Xerox Corp.	128,263	1,335,218

Oil, Gas & Consumable Fuels — 5.1%
Alpha Natural Resources, Inc.(b)	19,208	872,812
Anadarko Petroleum Corp.	45,154	3,466,021
Apache Corp.	35,614	4,394,411
BP PLC (United Kingdom)	43,811	322,499
Cabot Oil & Gas Corp.	9,000	596,790
Caltex Australia Ltd. (Australia)	1,126	14,287
Chesapeake Energy Corp.	58,500	1,736,865
Chevron Corp.	183,422	18,863,118
ConocoPhillips	130,777	9,833,123
Consol Energy, Inc.	21,500	1,042,320
Cosmo Oil Co. Ltd. (Japan)	44,000	125,266
Denbury Resources, Inc.(b)	38,600	772,000
Devon Energy Corp.	38,300	3,018,423
El Paso Corp.	72,136	1,457,147
ENI SpA (Italy)	9,659	228,455
EOG Resources, Inc.	24,700	2,582,385
EQT Corp.	14,100	740,532
Exxon Mobil Corp.	450,799	36,686,023
Hess Corp.	27,000	2,018,520
Idemitsu Kosan Co. Ltd. (Japan)	200	21,345
JX Holdings, Inc. (Japan)	30,800	207,162
Marathon Oil Corp.	64,682	3,407,448
Murphy Oil Corp.	17,500	1,149,050
Newfield Exploration Co.(b)	11,800	802,636
Noble Energy, Inc.	15,500	1,389,265
Occidental Petroleum Corp.	73,900	7,688,556
Origin Energy Ltd. (Australia)	2,932	49,852
Peabody Energy Corp.	24,500	1,443,295
Pioneer Natural Resources Co.	9,900	886,743
QEP Resources, Inc.	16,800	702,744

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	13,600	$754,800
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	7,148	254,454
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	8,123	289,944
Santos Ltd. (Australia)	4,954	72,232
Southwestern Energy Co.(b)	32,500	1,393,600
Spectra Energy Corp.	58,462	1,602,443
Statoil ASA (Norway)	1,688	42,739
Sunoco, Inc.(a)	12,500	521,375
Tesoro Corp.(b)	15,000	343,650
TonenGeneral Sekiyu K.K. (Japan)	11,000	135,305
Total SA (France)	6,133	354,685
Valero Energy Corp.	53,600	1,370,552
Williams Cos., Inc. (The)	54,100	1,636,525

		115,291,397

Paper & Forest Products — 0.1%
International Paper Co.	40,573	1,209,887
MeadWestvaco Corp.	16,514	550,081
Stora Enso OYJ (Finland) (Class R Stock)	13,671	143,435
Svenska Cellulosa AB (Sweden) (Class B Stock)	1,331	18,739

		1,922,142

Personal Products — 0.1%
Avon Products, Inc.	41,900	1,173,200
Estee Lauder Cos., Inc. (The) (Class A Stock)	10,600	1,115,014

		2,288,214

Pharmaceuticals — 2.9%
Abbott Laboratories	141,800	7,461,516
Allergan, Inc.	27,300	2,272,725
AstraZeneca PLC (United Kingdom)	6,715	334,958
Bayer AG (Germany)	1,444	116,093
Bristol-Myers Squibb Co.	157,070	4,548,747
Eli Lilly & Co.	92,000	3,452,760
Forest Laboratories, Inc.(b)	26,200	1,030,708
GlaxoSmithKline PLC (United Kingdom)	10,357	221,744
Hospira, Inc.(b)	15,960	904,294
Johnson & Johnson	248,848	16,553,369
Merck & Co., Inc.	280,433	9,896,480
Mylan, Inc.(b)	41,100	1,013,937
Novartis AG (Switzerland)	5,460	334,451
Novo Nordisk A/S (Denmark) (Class B Stock)	1,919	240,836
Orion OYJ (Finland) (Class B Stock)	4,178	107,664
Pfizer, Inc.	727,270	14,981,762
Roche Holding AG (Switzerland)	1,678	280,814
Sanofi (France)	4,020	323,195
Shire PLC (United Kingdom)	1,057	32,996
Takeda Pharmaceutical Co. Ltd. (Japan)	2,700	124,786
Teva Pharmaceutical Industries Ltd. (Israel)	1,317	63,334

COMMON STOCKS (continued)	Shares	Value (Note 2)

Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc.(a)(b)	12,000	$824,760

		65,121,929

Professional Services
Adecco SA (Switzerland)(b)	965	61,866
Dun & Bradstreet Corp. (The)	3,700	279,498
Equifax, Inc.	12,700	440,944
Robert Half International, Inc.	10,500	283,815

		1,066,123

Real Estate Investment Trusts — 0.8%
Apartment Investment & Management Co. (Class A Stock)	13,033	332,732
AvalonBay Communities, Inc.	7,875	1,011,150
Boston Properties, Inc.	13,500	1,433,160
Dexus Property Group (Australia)	26,340	24,954
Equity Residential	28,100	1,686,000
GPT Group (Australia)	18,234	61,982
HCP, Inc.	34,800	1,276,812
Health Care REIT, Inc.(a)	14,900	781,207
Host Hotels & Resorts, Inc.(a)	58,382	989,575
Kimco Realty Corp.	39,000	726,960
Mirvac Group (Australia)	16,340	21,977
Plum Creek Timber Co., Inc.(a)	12,900	522,966
ProLogis	39,377	1,411,272
Public Storage	12,900	1,470,729
Simon Property Group, Inc.(a)	26,443	3,073,470
Stockland (Australia)	33,434	122,635
Ventas, Inc.(a)	14,500	764,295
Vornado Realty Trust	14,725	1,372,076
Weyerhaeuser Co.	48,298	1,055,794

		18,139,746

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc. (Class A Stock)(b)	28,100	705,591
Cheung Kong Holdings Ltd. (Hong Kong)	2,000	29,370
Daiwa House Industry Co. Ltd. (Japan)	10,000	126,187
IMMOFINANZ AG (Austria)(b)	4,678	19,944
Kerry Properties Ltd. (Hong Kong)	10,000	48,335
Lend Lease Group (Australia)(c)	11,707	113,058
UOL Group Ltd. (Singapore)	18,000	73,093
Wheelock & Co. Ltd. (Hong Kong)	23,000	92,515

		1,208,093

Road & Rail — 0.5%
Central Japan Railway Co. (Japan)	21	165,087
CSX Corp.	102,900	2,698,038
DSV A/S (Denmark)	972	23,301
Norfolk Southern Corp.	33,500	2,510,155
Ryder System, Inc.	4,900	278,565
Union Pacific Corp.	44,700	4,666,680

		10,341,826

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(a)(b)	45,100	315,249
Altera Corp.	29,800	1,381,230

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.	26,200	$1,025,468
Applied Materials, Inc.	119,100	1,549,491
ASM Pacific Technology Ltd. (Netherlands)	7,400	101,749
ASML Holding NV (Netherlands)	5,538	203,987
Broadcom Corp. (Class A Stock)	43,650	1,468,386
Elpida Memory, Inc. (Japan)(b)	2,100	24,735
First Solar, Inc.(a)(b)	4,600	608,442
Infineon Technologies AG (Germany)	3,116	35,029
Intel Corp.	489,000	10,836,240
KLA-Tencor Corp.	15,000	607,200
Linear Technology Corp.	19,800	653,796
LSI Corp.(b)	65,700	467,784
MEMC Electronic Materials, Inc.(b)	21,400	182,542
Microchip Technology, Inc.(a)	15,600	591,396
Micron Technology, Inc.(b)	76,400	571,472
National Semiconductor Corp.	23,700	583,257
Novellus Systems, Inc.(a)(b)	10,400	375,856
NVIDIA Corp.(b)	52,650	838,978
Teradyne, Inc.(a)(b)	19,800	293,040
Texas Instruments, Inc.	106,000	3,479,980
Xilinx, Inc.	24,900	908,103

		27,103,410

Software — 1.8%
Adobe Systems, Inc.(b)	45,600	1,434,120
Autodesk, Inc.(b)	20,700	799,020
BMC Software, Inc.(b)	17,200	940,840
CA, Inc.	34,264	782,590
Citrix Systems, Inc.(b)	17,200	1,376,000
Compuware Corp.(b)	21,200	206,912
Electronic Arts, Inc.(b)	32,000	755,200
Intuit, Inc.(b)	26,200	1,358,732
Microsoft Corp.	673,600	17,513,600
Oracle Corp.	355,900	11,712,669
Red Hat, Inc.(b)	18,800	862,920
Salesforce.com, Inc.(b)	10,600	1,579,188
SAP AG (Germany)	1,679	101,653
Symantec Corp.(b)	68,078	1,342,498

		40,765,942

Specialty Retail — 0.9%
Abercrombie & Fitch Co. (Class A Stock)	8,700	582,204
AutoNation, Inc.(a)(b)	3,974	145,488
AutoZone, Inc.(b)	2,400	707,640
Bed Bath & Beyond, Inc.(b)	24,300	1,418,391
Best Buy Co., Inc.	30,725	965,072
CarMax, Inc.(b)	18,300	605,181
GameStop Corp. (Class A Stock)(a)(b)	13,600	362,712
Gap, Inc. (The)	40,400	731,240
Home Depot, Inc. (The)	148,150	5,365,993
Inditex SA (Spain)	144	13,123
Kingfisher PLC (United Kingdom)	18,431	79,040
Limited Brands, Inc.	23,606	907,651
Lowe’s Cos., Inc.	124,200	2,895,102
O’Reilly Automotive, Inc.(a)(b)	12,000	786,120
Ross Stores, Inc.	11,000	881,320

COMMON STOCKS (continued)	Shares	Value (Note 2)

Specialty Retail (continued)
Staples, Inc.	65,349	$1,032,514
Tiffany & Co.	11,000	863,720
TJX Cos., Inc.	36,600	1,922,598
Urban Outfitters, Inc.(a)(b)	13,100	368,765

		20,633,874

Textiles, Apparel & Luxury Goods — 0.3%
Burberry Group PLC (United Kingdom)	669	15,569
Cie Financiere Richemont SA (Switzerland)	1,680	110,002
Coach, Inc.	26,600	1,700,538
NIKE, Inc. (Class B Stock)	34,300	3,086,314
Nisshinbo Holdings, Inc. (Japan)	2,000	19,056
Polo Ralph Lauren Corp.	6,000	795,660
Swatch Group AG (The) (Bearer Shares) (Switzerland)	106	53,432
Swatch Group AG (The) (Registered Shares) (Switzerland)	950	85,311
V.F. Corp.(a)	8,300	901,048

		6,766,930

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	49,900	408,681
People’s United Financial, Inc.	29,100	391,104

		799,785

Tobacco — 0.8%
Altria Group, Inc.	190,300	5,025,823
British American Tobacco PLC (United Kingdom)	4,477	196,233
Imperial Tobacco Group PLC (United Kingdom)	5,293	175,932
Lorillard, Inc.	12,747	1,387,766
Philip Morris International, Inc.	163,500	10,916,895
Reynolds American, Inc.	31,000	1,148,550

		18,851,199

Trading Companies & Distributors — 0.1%
Fastenal Co.(a)	27,800	1,000,522
ITOCHU Corp. (Japan)	5,300	55,125
Marubeni Corp. (Japan)	9,000	59,812
Mitsubishi Corp. (Japan)	3,400	84,925
Mitsui & Co. Ltd. (Japan)	6,100	105,470
Sumitomo Corp. (Japan)	11,500	156,449
W.W. Grainger, Inc.	5,700	875,805
Wolseley PLC (United Kingdom)	1,987	64,801

		2,402,909

Transportation Infrastructure
Atlantia SpA (Italy)	710	15,115
Kamigumi Co. Ltd. (Japan)	3,000	28,037

		43,152

Wireless Telecommunication Services — 0.2%
American Tower Corp. (Class A Stock)(b)	35,500	1,857,715
KDDI Corp. (Japan)	2	14,390
MetroPCS Communications, Inc.(b)	26,000	447,460
Millicom International Cellular SA	956	99,753
Softbank Corp. (Japan)	5,300	200,723

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Wireless Telecommunication Services (continued)
Sprint Nextel Corp.(b)	287,677	$1,550,579
StarHub Ltd. (Singapore)	5,000	11,371
Vodafone Group PLC (United Kingdom)	134,075	355,700

		4,537,691

TOTAL COMMON STOCKS (cost $716,471,684)		1,124,402,900

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund (cost $65,146)	1,100	66,154

PREFERRED STOCKS
	Shares	Value (Note 2)

Automobiles
Volkswagen AG (Germany)	821	$169,479

Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(d)	20,000	555,600
JPMorgan Chase Capital XXVI, 8.000% (Capital Security, fixed to floating preferred)(d)	28,000	740,880

		1,296,480

Household Products
Henkel AG & Co. KGaA (Germany)	877	60,881

TOTAL PREFERRED STOCKS (cost $1,398,535)		1,526,840

ASSET-BACKED SECURITIES — 1.3%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#

Non-Residential Mortgage-Backed Securities — 0.8%
Apidos CDO (Cayman Islands), Ser. 2006-4A, Class A1, 144A(d)	Aa1	0.524%	10/27/18	$1,000	$961,500
ARES CLO Funds (Cayman Islands), Ser. 2003-7AW, Class A1A, 144A(d)	Aaa	0.618%	05/08/15	718	706,218
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(d)	Aaa	2.031%	05/17/21	500	502,650
BA Credit Card Trust, Ser. 2006-C5, Class C5(d)	A3	0.587%	01/15/16	4,159	4,121,281
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aa2	0.507%	05/25/17	1,948	1,871,166
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aaa	0.523%	08/03/19	495	477,173
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(d)	Baa2	0.586%	02/20/15	1,500	1,488,490
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(d)	Aaa	0.624%	07/27/16	117	115,372
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(d)	A1	0.524%	07/22/20	817	775,990
Fuel Trust, Sec’d. Notes, 144A	Baa2	3.984%	06/15/16	430	426,506
Fuel Trust, Sec’d. Notes, 144A	Baa2	4.207%	04/15/16	1,440	1,445,491
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aaa	0.538%	12/15/17	1,763	1,734,508
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(d)	Aa2	0.638%	07/15/16	169	166,096
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(d)	Aaa	0.515%	10/19/20	1,257	1,203,984
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(d)	Aaa	0.514%	06/01/17	500	482,500
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A(d)	Aaa	0.676%	02/15/16	581	569,322
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(d)	Aa2	0.497%	03/15/18	395	380,207
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	276	285,181
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(d)	Aaa	0.609%	08/22/16	298	292,811

					18,006,446

Residential Mortgage-Backed Securities — 0.5%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(d)	B2	1.836%	03/25/33	567	434,023
CDC Mortgage Capital Trust, Ser. 2003-HE1, Class M2(d)	Ca	3.111%	08/25/33	47	26,481
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(d)	Baa1	0.686%	03/25/34	3,240	2,572,139
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	425	371,324
Equity One ABS, Inc., Ser. 2004-3, Class M1	Baa1	5.700%	07/25/34	868	716,260
Fremont Home Loan Trust, Ser. 2004-2, Class M1(d)	Aa2	1.041%	07/25/34	506	415,425
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(d)	Aa1	0.676%	01/20/35	418	360,232
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(d)	B1	0.716%	06/25/34	1,149	905,422
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(d)	Ba2	1.386%	05/25/33	277	234,421

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Residential Mortgage-Backed Securities (continued)
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(d)	Baa2	1.236%	12/27/33	$1,468	$1,216,630
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(d)	Caa3	1.086%	07/25/32	851	620,408
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(d)	B2	1.461%	09/25/32	968	826,012
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(d)	Ba3	0.951%	02/25/34	1,492	1,157,073
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(d)	Ca	0.436%	05/25/36	1,400	471,113

					10,326,963

TOTAL ASSET-BACKED SECURITIES (cost $29,917,514)					28,333,409

BANK LOANS(d) — 0.2%
Cable
Insight Midwest Holding LLC	Ba3	1.190%	10/06/13	678	667,753

Foods
Del Monte Foods Co.	Ba3	4.500%	03/08/18	1,030	1,026,621

Healthcare & Pharmaceutical — 0.1%
HCA, Inc.	Ba2	3.496%	03/31/17	886	873,075
HCA, Inc.	Ba2	3.557%	11/18/13	370	366,502

					1,239,577

Technology — 0.1%
First Data Corp.	B1	2.936%	09/24/14	93	85,603
First Data Corp.	B1	2.936%	09/24/14	126	116,732
First Data Corp.	B1	4.246%	03/24/18	2,055	1,883,093
Flextronics International Ltd. (Singapore)	Ba1	2.436%	10/01/14	120	117,630
Flextronics International Ltd. (Singapore)	Ba1	2.440%	10/01/14	416	410,296

					2,613,354

TOTAL BANK LOANS (cost $5,711,390)					5,547,305

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	2,716	1,892,107
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(d)	B2	2.831%	02/25/35	664	573,454
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(d)	Caa1	2.848%	03/25/35	672	561,386
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(d)	Baa1	2.912%	02/25/37	1,688	1,639,775
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	961	979,323
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(d)	B1	2.927%	07/25/35	1,106	1,009,644
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	247	253,281
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(d)	Baa1	2.580%	02/25/34	718	664,218
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(f)	5.000%	03/25/20	648	582,562

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $9,388,219)					8,155,750

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	3,680	3,831,968
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	2,000	2,087,017
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(d)	Aaa	5.802%	06/10/49	3,932	4,049,195
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(d)	AAA(f)	5.620%	03/11/39	1,200	1,312,141
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(d)	Aaa	5.524%	01/15/46	1,000	1,082,563
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(d)	AA-(f)	5.440%	09/15/30	819	848,607
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(d)	AAA(f)	5.947%	06/10/46	4,000	4,430,983
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	3,582	3,620,964
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	900	958,483

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(d)	AAA(f)	5.609%	02/15/39	$4,330	$4,716,528
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	180	181,437
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4(d)	AAA(f)	5.100%	08/15/38	3,000	3,259,070
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(d)	AAA(f)	6.010%	05/15/46	2,100	2,244,791
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(f)	4.697%	05/10/43	2,610	2,752,778
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(d)	Aaa	5.224%	04/10/37	1,400	1,503,207
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	3,746	3,810,786
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(d)	Aaa	5.778%	08/10/45	2,028	2,080,893
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(d)	Aaa	4.853%	03/15/46	2,477	2,591,900
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	468	476,950
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	4,498	4,702,123
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(d)	Aa2	4.999%	10/15/42	1,170	1,200,367
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	2,000	2,138,470
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class A4(d)	Aaa	5.475%	04/15/43	2,436	2,653,579
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(d)	Aaa	5.990%	06/15/49	2,000	2,055,374
JPMorgan Chase Commercial Mortgage Securities Corp. I/O, Ser. 2006-LDP6, Class X2(d)	Aaa	0.226%	04/15/43	107,300	203,667
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(d)	AAA(f)	4.826%	08/15/29	5,000	5,164,427
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	743,925
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(d)	AA(f)	5.263%	11/15/40	1,390	1,446,088
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(f)	5.084%	02/15/31	3,250	3,269,739
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	433	433,345
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(d)	Aaa	5.661%	03/15/39	1,630	1,783,155
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	1,900	2,004,347
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(d)	AAA(f)	5.863%	05/12/39	3,400	3,758,850
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(d)	Aaa	6.097%	06/12/46	2,210	2,440,205
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A3	Aaa	5.364%	08/12/48	440	453,477
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	4,500	4,575,263
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(d)	Aaa	5.599%	03/12/44	1,500	1,644,709
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(d)	AAA(f)	5.897%	10/15/42	2,600	2,877,114
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(f)	5.332%	12/15/43	4,080	4,407,923
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,400	4,612,698
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(d)	AAA(f)	5.789%	06/11/42	1,040	1,113,946
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(d)	Aaa	5.418%	01/15/45	1,300	1,411,895
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(d)	Aaa	5.860%	05/15/43	5,188	5,725,011

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $97,499,397)					106,659,958

CORPORATE BONDS — 11.3%
Aerospace & Defense
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	475	470,256

Airlines — 0.2%
Continental Airlines 1998-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	215	226,499
Continental Airlines 2009-2 Class A Pass Through Trust, Pass- thru Certs., Ser. A	Baa2	7.250%	11/10/19	690	746,179
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Pass-thru Certs., Ser. 01A1(e)	Baa2	6.703%	06/15/21	128	133,224

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Airlines (continued)
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs.,, Pass-thru Certs., Ser. A(a)	Baa2	4.750%	01/12/21	$735	$716,625
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A(a)	Baa2	5.300%	04/15/19	610	610,000
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs.,, Pass-thru Certs., Ser. 2A(a)	Baa2	4.950%	05/23/19	685	685,046
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs.,, Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	392	408,146
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa3	6.500%	03/01/12	965	998,719

					4,524,438

Automotive
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	495	541,052
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	235	263,509

					804,561

Banking — 2.5%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	4,015	5,090,165
Banco Bradesco SA (Brazil), Sub. Notes	A2	8.750%	10/24/13	1,690	1,903,362
Bank of America Corp., Sr. Unsec’d. Notes	A2	4.500%	04/01/15	185	193,417
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, MTN	A2	5.650%	05/01/18	105	110,705
Bank of America Corp., Sr. Unsec’d. Notes(a)(g)	A2	6.000%	09/01/17	1,330	1,431,137
Bank of America Corp., Jr. Sub. Notes, Ser. K(d)	Ba3	8.000%	12/29/49	2,100	2,193,051
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	850	876,134
Bank of America NA, Sub. Notes	A1	6.000%	10/15/36	805	775,650
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	550	602,774
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	270	308,052
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,135	1,347,802
Capital One Bank Corp., Sub. Notes	Baa1	6.500%	06/13/13	10	10,907
Capital One Capital V, Ltd. Gtd. Notes(a)	Baa3	10.250%	08/15/39	555	588,300
Capital One Capital VI, Ltd. Gtd. Notes(a)	Baa3	8.875%	05/15/40	1,130	1,165,491
Capital One Financial Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.700%	09/15/11	570	575,723
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	1,900	1,984,915
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	725	696,763
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	320	356,111
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	8.125%	07/15/39	850	1,063,663
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	600	743,793
Countrywide Financial Corp., Gtd. Notes, MTN (original cost $1,157,761; purchased 06/04/07)(a)(e)(h)	A2	5.800%	06/07/12	1,160	1,210,018
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	1,325	920,870
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	485	538,685
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	1,085,724
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	580	612,989
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	765	809,858
Goldman Sachs Group, Inc. (The), Sr. Notes, MTN(a)	A1	6.000%	06/15/20	700	753,192
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.250%	02/01/41	220	221,798
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,770	1,708,526
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	113	112,998
HSBC Bank PLC (United Kingdom), Covered Notes, 144A	Aaa	1.625%	07/07/14	3,530	3,522,622
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa2	5.100%	04/05/21	2,690	2,756,669
Huntington BancShares, Inc., Sub. Notes	Baa3	7.000%	12/15/20	150	169,126
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.150%	07/05/16	1,935	1,946,838
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.250%	10/15/20	2,360	2,308,871
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(d)	Baa1	7.900%	04/29/49	2,000	2,148,180
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	A2	7.000%	11/01/39	1,500	1,498,140
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN(a)	Aa3	5.800%	01/13/20	1,770	1,772,563
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN(a)	A2	5.770%	07/25/11	355	356,109
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	30	31,719
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	2,530	2,675,538

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	$2,110	$2,165,174
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	495	532,148
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.625%	04/01/18	100	110,159
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(d)	Ba1	6.346%	07/25/49	800	813,025
PNC Funding Corp., Gtd. Notes.	A3	6.700%	06/10/19	390	459,529
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN(a)	A1	6.400%	10/21/19	1,775	1,823,213
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	Aa3	3.400%	08/23/13	95	97,209
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	755	776,080
Wells Fargo Capital XIII, Ltd. Gtd. Notes, Ser. G, MTN(a)(d)	Baa3	7.700%	12/29/49	1,000	1,020,000

					56,975,485

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.250%	02/06/12	1,850	483,313
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.875%	05/02/18	700	188,125

					671,438

Building Materials & Construction — 0.1%
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	1,100	1,102,605

Cable — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12	1,940	2,017,600
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	9.455%	11/15/22	115	159,981
Comcast Cable Holdings LLC, Gtd. Notes	Baa1	9.875%	06/15/22	1,440	1,962,919
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	310	330,775
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	290	327,373
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	605	624,490
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	1,945	2,129,042
DISH DBS Corp., Gtd. Notes	Ba3	6.375%	10/01/11	1,000	1,008,750
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	07/02/12	1,680	1,756,230
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	397,459

					10,714,619

Capital Goods — 0.2%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(e)(h)	Baa1	5.800%	10/15/12	460	484,961
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(e)(h)	Baa1	6.375%	10/15/17	1,198	1,377,753
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(e)(h)	Baa1	7.000%	10/15/37	390	429,127
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	320	354,504
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	515	587,665

					3,234,010

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.250%	11/15/20	995	971,074
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,600	1,855,417
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	Baa3	9.400%	05/15/39	35	51,915
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	780	845,986
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	135	132,123
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/13	1,500	1,611,291
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.500%	06/01/25	500	564,539

					6,032,345

Consumer — 0.2%
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	6.375%	06/15/14	2,190	2,434,671
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,600	1,790,783
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	1,140	1,265,400

					5,490,854

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Electric — 1.0%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	$170	$194,364
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,250	1,269,574
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	530	593,444
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13	1,070	1,153,290
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	300	358,149
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	145	148,815
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	435	467,230
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	530	586,546
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.100%	06/01/37	920	999,849
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	845	870,053
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.625%	08/01/15	1,160	1,385,225
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	1,260	1,138,525
Energy East Corp., Gtd. Notes	A3	6.750%	09/15/33	140	146,274
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	195	209,673
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,375	1,389,644
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	380	416,263
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	470	537,976
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	575	625,030
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	800	877,661
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	325	341,835
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa2	6.500%	05/15/18	1,210	1,412,069
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	545	577,638
NSTAR, Sr. Unsec’d. Notes	A2	4.500%	11/15/19	605	625,937
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	465	529,021
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	545	649,757
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.050%	03/01/34	1,610	1,702,414
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	135	152,373
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A2	5.800%	05/01/37	515	555,596
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	610	665,206
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	263	292,115
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	07/01/36	445	507,095

					21,378,641

Energy – Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	480	489,501
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	960	1,040,125
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.750%	11/15/39	975	1,101,709
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.000%	01/15/40	390	403,639

					3,034,974

Energy – Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	1,070	1,226,577
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.450%	09/15/36	305	318,251
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	Ba1	8.700%	03/15/19	225	286,720
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,450	1,565,543
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	685	699,399
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	6.500%	08/01/36	25	25,788
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,660	1,778,292

					5,900,570

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	6.875%	11/15/19	1,100	1,337,752
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	8.000%	11/15/39	1,160	1,567,891
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	8.200%	01/15/39	230	316,342
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,000	1,078,105
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	860	1,048,446
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $646,913; purchased 11/19/07)(e)(h)	A2	6.000%	11/27/17	650	749,092
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	5.700%	10/01/40	936	870,821

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Foods (continued)
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	$460	$530,323
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	02/15/12	684	707,207
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,660	1,843,885
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	215	224,801
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba3	10.000%	07/15/14	695	806,200
Tyson Foods, Inc., Gtd. Notes	Ba1	6.850%	04/01/16	785	867,425

					11,948,290

Healthcare & Pharmaceutical — 0.2%
AmerisourceBergen Corp., Gtd. Notes(a)	Baa2	5.625%	09/15/12	915	962,175
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.450%	09/15/37	480	556,962
Genentech, Inc., Sr. Unsec’d. Notes	AA-(f)	4.750%	07/15/15	270	297,607
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	1,925	2,042,906
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	560	627,695
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	205	230,540
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	440	495,453
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	71,468

					5,284,806

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	480	534,641
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	540	537,381
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	640	666,978
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	1,200	1,304,785
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	115	130,258
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	400	437,360
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	410	454,823
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	1,085	1,195,388

					5,261,614

Insurance — 0.8%
Allied World Assurance Co. Holdings Ltd. (Switzerland), Sr. Unsec’d. Notes	Baa1	5.500%	11/15/20	480	485,634
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	655	673,322
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	910	979,510
American International Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	8.250%	08/15/18	900	1,033,764
AXA SA (France), Sub. Notes	A3	8.600%	12/15/30	230	274,022
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	990	1,015,237
Chubb Corp., Jr. Sub. Notes(d)	A3	6.375%	03/29/67	1,260	1,304,100
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	910	922,433
Lincoln National Corp., Jr. Sub. Notes(d)	Ba1	6.050%	04/20/67	250	240,625
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	476	494,126
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	660	744,250
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	505	637,259
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	1,185	1,188,187
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.125%	12/01/11	435	444,738
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	85	91,503
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	270	314,268
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	650	740,430
Northwestern Mutual Life Insurance, Notes, 144A	Aa2	6.063%	03/30/40	350	368,894
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350%	04/01/13	1,000	1,063,759
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	640	687,576
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	870	1,133,792
Progressive Corp. (The), Jr. Sub. Notes(d)	A2	6.700%	06/15/37	715	742,742
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(a)	Aa2	6.850%	12/16/39	1,430	1,627,178
Unum Group, Sr. Unsec’d. Notes(a)	Baa3	5.625%	09/15/20	315	329,861
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	705	753,580
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	575	620,270
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	110	117,856

					19,028,916

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	$1,585	$1,680,100
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.750%	05/15/18	2,700	2,990,250

					4,670,350

Media & Entertainment — 0.4%
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	2,500	2,568,750
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	835	826,275
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	250	253,245
News America, Inc., Gtd. Notes, 144A	Baa1	6.150%	02/15/41	475	470,552
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	35	38,543
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,265	1,503,499
Time Warner, Inc., Gtd. Notes	Baa2	6.100%	07/15/40	175	177,897
Time Warner, Inc., Gtd. Notes(a)	Baa2	6.250%	03/29/41	495	514,194
Time Warner, Inc., Gtd. Notes	Baa2	7.250%	10/15/17	745	896,601
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	155	185,966
Time Warner, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	625	840,971
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	420	462,568
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.875%	04/30/36	620	692,170

					9,431,231

Metals — 0.3%
Alcoa, Inc., Sr. Unsec’d. Notes	Baa3	5.400%	04/15/21	30	30,093
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	730	746,438
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.125%	06/01/18	1,150	1,231,740
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.750%	03/01/41	100	99,116
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	865	897,885
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(f)	4.500%	05/15/13	255	270,691
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(f)	5.000%	06/01/15	755	830,837
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	120	125,647
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	2,540	2,647,950
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/10/39	745	809,651

					7,690,048

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sub. Notes(a)	Aa3	5.300%	02/11/21	685	712,771
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.550%	05/04/20	800	857,094
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	Aa2	5.875%	01/14/38	970	981,221
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(j)	Aa2	6.000%	08/07/19	3,010	3,332,853
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(a)	Aa2	6.875%	01/10/39	730	826,372
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%	05/15/16	230	226,485
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	6.375%	03/25/13	1,750	1,802,500
SLM Corp., Sr. Notes, MTN(a)	Ba1	6.250%	01/25/16	365	378,687
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,000	1,073,804
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	2,825	3,100,757

					13,292,544

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.875%	07/15/33	450	396,311

Paper — 0.2%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $397,652; purchased 10/27/10)(e)(h)	Ba1	5.400%	11/01/20	400	407,653
International Paper Co., Sr. Unsec’d. Notes(a)	Baa3	7.300%	11/15/39	1,080	1,174,925
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	615	732,277
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	1,530	1,652,400

					3,967,255

Pipelines & Other — 0.3%
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	Baa3	4.650%	06/01/21	1,305	1,276,721
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	500	526,623
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	130	141,096

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Pipelines & Other (continued)
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	$80	$85,763
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,310	3,753,305
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa2	6.250%	02/15/13	205	220,852

					6,004,360

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	735	826,912
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	690	738,858
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	630	680,661
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	24	31,114

					2,277,545

Real Estate Investment Trusts — 0.3%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	391	404,009
HCP, Inc., Sr. Unsec’d. Notes(a)	Baa2	2.700%	02/01/14	670	679,661
Mack-Cali Realty LP, Sr. Unsec’d. Notes(a)	Baa2	7.750%	08/15/19	685	824,058
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	545	561,085
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	650	696,519
ProLogis LP, Sr. Unsec’d. Notes	Baa2	6.875%	03/15/20	68	75,086
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	2,700	3,027,645

					6,268,063

Retailers — 0.4%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,580	1,774,618
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	435	445,961
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	557	565,355
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	315	322,387
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	Baa1	5.950%	04/01/41	490	504,615
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.875%	12/15/37	710	819,024
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	6.500%	03/15/29	345	385,202
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.350%	03/15/12	330	338,361
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	2,000	2,128,292
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41	650	670,603

					7,954,418

Technology — 0.3%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	370	374,851
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	330	328,264
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400%	03/15/12	575	592,986
Motorola Solutions, Inc., Sr. Unsec’d. Notes	Baa2	8.000%	11/01/11	48	49,062
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375%	10/01/11	985	994,850
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	1,225	1,421,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,650	2,821,553

					6,582,566

Telecommunications — 0.8%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	5.000%	03/30/20	259	270,189
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	560	585,329
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	18	23,819
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40	1,918	1,818,007
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	775	850,043
AT&T Wireless, Inc., Gtd. Notes	A2	8.125%	05/01/12	800	848,191
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.875%	12/15/30	350	480,804
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	2,400	3,116,551
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/12/06)(e)(h)	Baa3	7.082%	06/01/16	325	361,276
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,667,844; purchased 05/12/06-04/10/07)(e)(h)	Baa3	7.995%	06/01/36	1,645	1,685,487
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.500%	03/01/31	360	484,522
PCCW HKT Capital Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,275	2,323,624

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Telecommunications (continued)
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.875%	03/15/12	$2,000	$2,105,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	170	178,461
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	540	596,206
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.200%	07/18/36	1,260	1,187,951
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	325	341,281
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	222,175
US Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	255	253,844
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	810	835,753
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/15/38	55	59,608

					18,628,121

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	3,040	3,994,928
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	130	182,656
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	850	1,219,125
Lorillard Tobacco Co., Gtd. Notes(a)	Baa2	8.125%	06/23/19	290	337,778
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	285	307,135

					6,041,622

TOTAL CORPORATE BONDS (cost $241,283,831)					255,062,856

FOREIGN AGENCIES — 0.5%
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	7,220	7,509,840
Export-Import Bank of Korea (South Korea)(a)	A1	4.000%	01/29/21	460	423,442
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes(a)	A1	5.125%	06/29/20	365	369,371
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	429,535
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,100	2,231,250

TOTAL FOREIGN AGENCIES (cost $10,570,604)					10,963,438

FOREIGN LOCAL GOVERNMENT
Qatar Government International Bond (Qatar), Sr. Notes, 144A (cost $728,431)	Aa2	6.400%	01/20/40	730	806,650

MORTGAGE-BACKED SECURITIES — 14.2%
Federal Home Loan Mortgage Corp.(d)		3.867%	06/01/36	716	749,721
Federal Home Loan Mortgage Corp.		4.000%	06/01/26-12/01/40	5,041	5,178,504
Federal Home Loan Mortgage Corp.		4.000%	TBA 30 YR	2,500	2,490,235
Federal Home Loan Mortgage Corp.		4.500%	02/01/19-10/01/39	15,519	16,176,264
Federal Home Loan Mortgage Corp.		4.500%	TBA 30 YR	9,500	9,783,518
Federal Home Loan Mortgage Corp.		5.000%	07/01/18-05/01/34	6,732	7,246,074
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	8,000	8,487,504
Federal Home Loan Mortgage Corp.(d)		5.215%	12/01/35	1,433	1,533,023
Federal Home Loan Mortgage Corp.		5.500%	12/01/33-05/01/38	6,336	6,885,908
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	10,500	11,321,950
Federal Home Loan Mortgage Corp.		6.000%	03/01/32-12/01/33	1,638	1,824,852
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	3,000	3,288,750
Federal Home Loan Mortgage Corp.		6.500%	12/01/14-09/01/16	133	139,904
Federal Home Loan Mortgage Corp.		7.000%	05/01/31-10/01/32	756	878,130
Federal National Mortgage Association(d)		2.016%	07/01/33	630	652,798
Federal National Mortgage Association		3.500%	06/01/39	1,967	1,883,530
Federal National Mortgage Association		4.000%	TBA 15 YR	7,000	7,290,934
Federal National Mortgage Association		4.000%	TBA 30 YR	26,000	26,000,000
Federal National Mortgage Association		4.500%	11/01/18-03/01/41	21,551	22,533,245
Federal National Mortgage Association		4.500%	TBA 30 YR	12,500	12,931,638
Federal National Mortgage Association		5.000%	10/01/18-05/01/36	10,300	11,018,057
Federal National Mortgage Association		5.000%	TBA 30 YR	30,750	32,671,875

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

MORTGAGE-BACKED SECURITIES (continued)		Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Federal National Mortgage Association		5.500%	03/01/16-04/01/37	$31,139	$33,876,964
Federal National Mortgage Association(d)		5.616%	07/01/37	929	988,715
Federal National Mortgage Association(d)		5.650%	06/01/37	292	310,167
Federal National Mortgage Association		6.000%	04/01/13-06/01/38	18,282	20,215,118
Federal National Mortgage Association		6.000%	TBA 30 YR	5,000	5,483,595
Federal National Mortgage Association		6.500%	07/01/17-01/01/37	6,823	7,744,988
Federal National Mortgage Association		7.000%	08/01/11-07/01/32	517	597,530
Federal National Mortgage Association		7.500%	05/01/12-05/01/32	189	215,400
Government National Mortgage Association		4.000%	05/20/41	2,000	2,035,104
Government National Mortgage Association		4.000%	TBA 30 YR	8,500	8,632,813
Government National Mortgage Association		4.500%	07/20/40-01/20/41	8,975	9,465,051
Government National Mortgage Association		4.500%	TBA 30 YR	14,000	14,732,816
Government National Mortgage Association		4.500%	TBA 30 YR	6,500	6,859,528
Government National Mortgage Association		5.000%	TBA 30 YR	5,500	5,964,920
Government National Mortgage Association		5.000%	TBA 30 YR	1,500	1,624,688
Government National Mortgage Association		5.500%	08/15/33-04/15/36	5,796	6,418,014
Government National Mortgage Association		6.000%	11/15/23-07/15/34	1,883	2,102,839
Government National Mortgage Association		6.500%	10/15/23-09/15/36	3,630	4,142,600
Government National Mortgage Association		8.000%	01/15/24-07/15/24	49	58,016

TOTAL MORTGAGE-BACKED SECURITIES (cost $313,037,098)					322,435,280

MUNICIPAL BONDS — 0.5%	Moody’s Ratings†
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,305	1,413,576
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	970	1,011,138
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	945	984,624
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,000	1,215,670
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,100	1,145,771
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	415	397,321
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	275	265,779
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	425	448,715
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	505	483,325
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	625	663,619
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	1,250	1,397,725
State of California, General Obligation Unlimited, BABs	A1	7.500%	04/01/34	350	398,972
State of California, General Obligation Unlimited, BABs	A1	7.550%	04/01/39	245	281,677
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	205	237,162
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	305	328,704

TOTAL MUNICIPAL BONDS (cost $10,073,703)					10,673,778

NON-CORPORATE FOREIGN AGENCY — 0.3%
Kommunalbanken AS (Norway), 144A (cost $7,645,993)	Aaa	1.000%	06/16/14	7,670	7,638,169

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Banks		5.500%	07/15/36	950	1,043,144
Federal Home Loan Mortgage Corp.		5.125%	11/17/17	420	482,230
Resolution Funding Corp. Interest Strip, Bonds(k)		3.690%	04/15/18	2,645	2,182,371
Tennessee Valley Authority		5.880%	04/01/36	85	97,607

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,649,420)					3,805,352

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

U.S. GOVERNMENT TREASURY OBLIGATIONS — 4.7%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Treasury Bonds(j)	4.250%	11/15/40	$175	$171,063
U.S. Treasury Bonds	4.375%	05/15/41	1,565	1,562,559
U.S. Treasury Bonds	4.750%	02/15/41	4,025	4,278,450
U.S. Treasury Bonds(a)	5.250%	11/15/28	10,150	11,713,729
U.S. Treasury Inflation Indexed Note	1.375%	01/15/20	8,968	9,617,261
U.S. Treasury Notes	0.375%	06/30/13	7,085	7,073,381
U.S. Treasury Notes	1.500%	06/30/16	6,661	6,579,802
U.S. Treasury Notes(a)	1.750%	05/31/16	3,640	3,645,678
U.S. Treasury Notes	3.125%	05/15/21	21,580	21,519,360
U.S. Treasury Notes	4.500%	11/15/15	1,520	1,715,937
U.S. Treasury Strips Coupon(l)	4.080%	05/15/24	9,985	5,935,374
U.S. Treasury Strips Coupon(l)	4.120%	08/15/24	11,695	6,850,194
U.S. Treasury Strips Coupon(l)	4.120%	11/15/24	4,145	2,391,955
U.S. Treasury Strips Coupon(l)	4.580%	08/15/22	2,150	1,417,609
U.S. Treasury Strips Coupon(l)	5.040%	11/15/23	12,715	7,784,784
U.S. Treasury Strips Coupon(l)	5.130%	02/15/24	10,000	6,032,190
U.S. Treasury Strips Coupon(l)	5.570%	05/15/25	6,000	3,362,142
U.S. Treasury Strips Coupon(l)	6.210%	05/15/27	2,280	1,139,836
U.S. Treasury Strips Coupon(l)	7.970%	08/15/33	8,260	2,960,739

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $103,054,161)				105,752,043

TOTAL LONG-TERM INVESTMENTS (cost $1,550,495,126)				1,991,829,882

SHORT-TERM INVESTMENTS — 23.8%
U.S. GOVERNMENT TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill (cost $1,999,451)(m)	0.130%	09/15/11	2,000	1,999,916

			Shares
AFFILIATED MUTUAL FUNDS — 23.7%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $133,308,771)(Note 4)(n)			13,720,455	123,484,099
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $413,204,885; includes $94,397,687 of cash collateral received for securities on loan)(Note 4)(n)(o)			413,204,885	413,204,885

TOTAL AFFILIATED MUTUAL FUNDS (cost $546,513,656)				536,688,984

TOTAL SHORT-TERM INVESTMENTS (cost $548,513,107)				538,688,900

TOTAL INVESTMENTS(p) — 111.7% (cost $2,099,008,233)				2,530,518,782
LIABILITIES IN EXCESS OF OTHER ASSETS(q) — (11.7)%				(265,084,690)

NET ASSETS — 100.0%				$2,265,434,092

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $92,561,822; cash collateral of $94,397,687 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Stapled Security—A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.

(e)	Indicates a security that has been deemed illiquid.

(f)	Standard & Poor’s Rating.

(g)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(h)	Indicates a restricted security; the aggregate original cost of such securities is $6,279,723. The aggregate value of $6,705,367 is approximately 0.3% of net assets.

(i)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(j)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(k)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2011.

(l)	Rate shown reflects the effective yield at June 30, 2011.

(m)	Rate quoted represents yield-to-maturity as of purchase date.

(n)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(o)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)	As of June 30, 2011, 113 securities representing $13,102,498 and 0.6% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(q)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at the reporting period end:

Open futures contracts outstanding at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Long Positions:
194	2 Year U.S. Treasury Notes	Sep. 2011	$42,524,535	$42,552,687	$28,152
1141	5 Year U.S. Treasury Notes	Sep. 2011	135,541,904	136,001,851	459,947
35	S&P 500 E-mini	Sep. 2011	2,212,516	2,302,125	89,609
49	S&P 500 Index	Sep. 2011	15,559,097	16,114,875	555,778
38	U.S. Ultra Bond	Sep. 2011	4,835,900	4,797,500	(38,400)

					1,095,086

Short Positions:
434	10 Year U.S. Treasury Notes	Sep. 2011	53,731,741	53,090,406	641,335
461	U.S. Long Bond	Sep. 2011	57,254,503	56,717,406	537,097

					1,178,432

					$2,273,518

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America NA(2)	06/09/14	$7,670	1.031%	3 month LIBOR	$9,955	$—	$9,955
Citibank, NA(1)	07/07/14	3,530	1.091%	3 month LIBOR	3,345	—	3,345
Citibank, NA(1)	05/15/18	9,515	2.526%	3 month LIBOR	(114,098)	—	(114,098)
Morgan Stanley Capital Services, Inc.(1)	05/15/18	9,980	2.510%	3 month LIBOR	(129,999)	—	(129,999)
Morgan Stanley Capital Services, Inc.(1)	06/08/21	11,200	4.640%	3 month LIBOR	(49,844)	—	(49,844)

					$(280,641)	$—	$(280,641)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1):
Barclays Bank PLC	09/20/12	$2,800	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	$(13,826)	$—	$(13,826)
Deutsche Bank AG	09/20/11	1,000	1.000%	DISH DBS Corp., 6.625%, 10/01/14	(1,064)	1,767	(2,831)
Deutsche Bank AG	03/20/12	2,000	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(68,388)	(15,845)	(52,543)
Deutsche Bank AG	12/20/12	2,000	1.000%	Macy’s Retail Holdings, Inc., 8.000%, 07/15/12	(21,342)	36,965	(58,307)
Deutsche Bank AG	06/20/18	2,800	1.150%	Spectra Energy Capital LLC, 6.250%, 02/15/13	(50,067)	—	(50,067)
Deutsche Bank AG	03/20/14	1,585	7.050%	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12	(266,600)	—	(266,600)
Deutsche Bank AG	06/20/13	2,000	1.000%	United States Steel Corp., 6.650%, 06/01/37	21,159	64,667	(43,508)
JPMorgan Chase Bank	06/20/14	1,110	0.650%	Bunge Ltd. Finance Corp., 5.350%, 04/15/14	9,241	—	9,241
Merrill Lynch Capital Services, Inc.	06/20/18	1,800	3.050%	SLM Corp., 5.125%, 08/27/12	56,599	—	56,599
Merrill Lynch Capital Services, Inc.	06/20/18	2,700	1.450%	Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/18	55,133	—	55,133
Morgan Stanley Capital Services, Inc.	03/20/12	500	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(17,097)	(5,727)	(11,370)
Morgan Stanley Capital Services, Inc.	06/20/18	1,600	1.000%	Newell Rubbermaid, Inc., 0.000%, 07/15/28	71,257	—	71,257
Morgan Stanley Capital Services, Inc.	06/20/18	2,700	0.970%	Simon Property Group LP, 5.250%, 12/01/16	48,121	—	48,121

					$(176,874)	$81,827	$(258,701)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage-Backed Securities	$—	$7,766,949	$10,239,497
Residential Mortgage-Backed Securities	—	10,326,963	—
Bank Loans	—	2,909,714	2,637,591
Collateralized Mortgage Obligations	—	8,155,750	—
Commercial Mortgage-Backed Securities	—	106,659,958	—
Common Stocks	1,115,613,223	8,789,677	—
Corporate Bonds	—	255,062,856	—
Exchange Traded Fund	66,154
Foreign Agencies	—	10,963,438	—
Foreign Local Government	—	806,650	—
Mortgage-Backed Securities	—	322,435,280	—
Municipal Bonds	—	10,673,778	—
Non-Corporate Foreign Agency	—	7,638,169	—
Preferred Stocks	1,526,840	—	—
U.S. Government Agency Obligations	—	3,805,352	—
U.S. Government Treasury Obligations	—	107,751,959	—
Affiliated Mutual Funds	536,688,984	—	—
Other Financial Instruments*
Futures Contracts	2,273,518	—	—
Interest Rate Swaps	—	(280,641)	—
Credit Default Swaps	—	(258,701)	—

Total	$1,656,168,719	$863,207,151	$12,877,088

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Mutual Funds (including 4.2% of collateral received for securities on loan)	23.7%
Mortgage-Backed Securities	14.2
Oil, Gas & Consumable Fuels	5.1
U.S. Government Treasury Obligations	4.8
Commercial Mortgage-Backed Securities	4.7
Pharmaceuticals	2.9
Insurance	2.6
Banking	2.5
Computers & Peripherals	2.1
Diversified Financial Services	1.9
Software	1.8
IT Services	1.6
Media	1.6
Aerospace & Defense	1.4
Chemicals	1.4
Commercial Banks	1.4
Diversified Telecommunication Services	1.4
Industrial Conglomerates	1.3
Beverages	1.2
Capital Markets	1.2
Energy Equipment & Services	1.2
Food & Staples Retailing	1.2
Semiconductors & Semiconductor Equipment	1.2
Healthcare Providers & Services	1.1
Machinery	1.1
Real Estate Investment Trusts	1.1
Tobacco	1.1

Communications Equipment	1.0%
Electric	1.0
Household Products	1.0
Electric Utilities	0.9
Food Products	0.9
Healthcare Equipment & Supplies	0.9
Hotels, Restaurants & Leisure	0.9
Specialty Retail	0.9
Internet Software & Services	0.8
Non-Residential Mortgage-Backed Securities	0.8
Telecommunications	0.8
Biotechnology	0.6
Metals & Mining	0.6
Multi-Utilities	0.6
Non-Captive Finance	0.6
Air Freight & Logistics	0.5
Cable	0.5
Foods	0.5
Foreign Agencies	0.5
Internet & Catalog Retail	0.5
Municipal Bonds	0.5
Residential Mortgage-Backed Securities	0.5
Road & Rail	0.5
Collateralized Mortgage Obligations	0.4
Consumer Finance	0.4
Media & Entertainment	0.4
Multiline Retail	0.4
Retailers	0.4
Technology	0.4
Automobiles	0.3
Electrical Equipment	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Energy – Other	0.3%
Healthcare & Pharmaceutical	0.3
Life Sciences Tools & Services	0.3
Metals	0.3
Non-Corporate Foreign Agency	0.3
Pipelines & Other	0.3
Textiles, Apparel & Luxury Goods	0.3
Airlines	0.2
Capital Goods	0.2
Commercial Services & Supplies	0.2
Consumer	0.2
Electronic Equipment, Instruments & Components	0.2
Healthcare Insurance	0.2
Lodging	0.2
Paper	0.2
U.S. Government Agency Obligations	0.2
Wireless Telecommunication Services	0.2
Auto Components	0.1

Building Materials & Construction	0.1%
Construction & Engineering	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Energy – Integrated	0.1
Household Durables	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Railroads	0.1
Real Estate Management & Development	0.1
Trading Companies & Distributors	0.1

111.7
Liabilities in excess of other assets	(11.7)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$103,399		Premium received for swap agreements	$21,572
Credit contracts	Unrealized appreciation on swap agreements	240,351		Unrealized depreciation on swap agreements	499,052
Equity contracts	Due from broker — variation margin	645,387	*	—	—
Interest rate contracts	Unrealized appreciation on swap agreements	13,300		Unrealized depreciation on swap agreements	293,941
Interest rate contracts	Due from broker — variation margin	1,666,531	*	Due from broker — variation margin	38,400	*

Total		$2,668,968			$852,965

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Rights	Warrants	Total
Credit contracts	$—	$(208,293)	$—	$—	$(208,293)
Equity contracts	6,509,471	—	4,382	(10,424)	6,503,429
Interest rate contracts	2,341,905	(70,188)	—	—	2,271,717

Total	$8,851,376	$(278,481)	$4,382	$(10,424)	$8,566,853

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$140,969	$140,969
Equity contracts	(464,617)	—	(464,617)
Interest rate contracts	461,823	(280,641)	181,182

Total	$(2,794)	$(139,672)	$(142,466)

SEE NOTES TO FINANCIAL STATEMENTS.

A25

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$262,593,466	$107,492,456

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$23,623	$25,323

SEE NOTES TO FINANCIAL STATEMENTS.

A26

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2011

ASSETS
Investments, at value including securities on loan of $92,561,822:
Unaffiliated investments (cost $1,552,494,577)	$1,993,829,798
Affiliated investments (cost $546,513,656)	536,688,984
Foreign currency, at value (cost $198,926)	199,977
Cash	49,816
Receivable for investments sold	90,832,976
Dividends and interest receivable	6,803,002
Foreign tax reclaim receivable	277,979
Due from broker—variation margin	262,420
Unrealized appreciation on swap agreements	253,651
Premium paid for swap agreements	103,399
Receivable for Series shares sold	7,609
Prepaid expenses	3,028

Total Assets	2,629,312,639

LIABILITIES
Payable for investments purchased	267,282,552
Collateral for securities on loan	94,397,687
Management fee payable	1,013,067
Unrealized depreciation on swap agreements	792,993
Payable for Series shares repurchased	257,897
Accrued expenses and other liabilities	111,853
Premium received for swap agreements	21,572
Affiliated transfer agent fee payable	926

Total Liabilities	363,878,547

NET ASSETS	$2,265,434,092

Net assets were comprised of:
Paid-in capital	$1,889,476,923
Retained earnings	375,957,169

Net assets, June 30, 2011	$2,265,434,092

Net asset value and redemption price per share, $2,265,434,092 / 138,677,345 outstanding shares of beneficial interest	$16 .34

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Interest	$15,783,555
Unaffiliated dividend income (net of foreign withholding taxes of $58,447)	13,353,811
Affiliated dividend income	1,121,306
Affiliated income from securities loaned, net	113,948

30,372,620

EXPENSES
Management fee	6,193,661
Custodian’s fees and expenses	152,000
Shareholders’ reports	145,000
Audit fee	18,000
Insurance expenses	18,000
Trustees’ fees	15,000
Legal fees and expenses	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Commitment fee on syndicated credit agreement	5,000
Miscellaneous	11,621

Total expenses	6,571,282

NET INVESTMENT INCOME	23,801,338

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: $(673,333))	28,887,971
Futures transactions	8,851,376
Swap agreement transactions	(278,481)
Foreign currency transactions	4,331

37,465,197

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $817,204)	43,500,678
Securities sold short	4,542
Futures	(2,794)
Swap agreements	(139,672)
Foreign currencies	24,391

43,387,145

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	80,852,342

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,653,680

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$23,801,338	$50,041,489
Net realized gain on investments, swaps and foreign currencies	37,465,197	26,327,189
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	43,387,145	163,178,375

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	104,653,680	239,547,053

DISTRIBUTIONS	(50,030,858)	(52,703,504)

SERIES SHARE TRANSACTIONS:
Series shares sold [319,386 and 812,903 shares, respectively]	5,246,505	12,182,009
Series shares issued in reinvestment of distributions [3,117,187 and 3,642,260 shares, respectively]	50,030,858	52,703,504
Series shares repurchased [4,815,951 and 10,357,369 shares, respectively]	(79,124,756)	(155,802,464)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(23,847,393)	(90,916,951)

TOTAL INCREASE IN NET ASSETS	30,775,429	95,926,598
NET ASSETS:
Beginning of period	2,234,658,663	2,138,732,065

End of period	$2,265,434,092	$2,234,658,663

SEE NOTES TO FINANCIAL STATEMENTS.

A27

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 93.8% ASSET-BACKED SECURITIES — 12.9%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Residential Mortgage-Backed Securities — 8.4%
Apidos CDO (Cayman Islands), Ser. 2006-4A, Class A1, 144A(a)	Aa1	0.524%	10/27/18	$2,000	$1,923,000
ARES CLO Funds (Cayman Islands), 144A
Ser. 2003-7AW, Class A1A(a)	Aaa	0.618%	05/08/15	420	413,502
Ser. 2004-8A, Class A1A(a)	Aa3	0.685%	02/26/16	913	899,019
Ser. 2005-10A, Class A2(a)	Aa3	0.487%	09/18/17	928	903,250
Ser. 2005-10A, Class A3(a)	Aa3	0.487%	09/18/17	789	768,179
BA Credit Card Trust, Ser. 2006-C5, Class C5(a)	A3	0.587%	01/15/16	5,750	5,697,851
Ballyrock CDO Ltd. (Cayman Islands), Ser. 2005-3A, Class A2, 144A(a)	Aa1	0.504%	07/25/17	1,489	1,448,119
Bank One Issuance Trust, Ser. 2004-C2, Class C2(a)	Baa2	0.987%	02/15/17	2,100	2,094,035
Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aa1	0.517%	06/20/17	5,750	5,593,025
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aa2	0.507%	05/25/17	974	935,583
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.523%	08/03/19	4,951	4,771,729
Citibank Credit Card Issuance Trust
Ser. 2003-C4, Class C4	Baa2	5.000%	06/10/15	6,500	6,926,130
Ser. 2005-C2, Class C2(a)	Baa2	0.656%	03/24/17	2,320	2,267,489
Ser. 2005-C3, Class C3(a)	Baa2	0.597%	07/15/14	5,280	5,255,497
Ser. 2006-C1, Class C1(a)	Baa2	0.586%	02/20/15	6,320	6,271,506
COA Tempus CLO Ltd., Ser. 2010-1A, Class A1, 144A(a)(b)	Aaa	2.174%	04/20/19	2,000	2,015,000
Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007-9A, Class A1A, 144A(a)(b)	Aaa	0.484%	04/20/19	1,900	1,829,890
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(a)	Aaa	0.624%	07/27/16	467	461,488
Four Corners CLO (Cayman Islands), 144A
Ser. 2005-1A, Class A3(a)	Aaa	0.547%	03/26/17	2,277	2,219,615
Ser. 2006-3A, Class A(a)	A1	0.524%	07/22/20	2,042	1,939,975
Fuel Trust, 144A
Sec’d. Notes	Baa2	3.984%	06/15/16	1,050	1,041,469
Sec’d. Notes	Baa2	4.207%	04/15/16	3,925	3,939,966
GE Business Loan Trust, Ser. 2006-1A, Class D, 144A(a)	Baa3	1.187%	05/15/34	262	87,784
GE Corporate Aircraft Financing LLC, Ser. 2005-1A, Class B, 144A(a)	A3	0.836%	08/26/19	1,488	1,414,014
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.538%	12/15/17	2,314	2,276,542
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aa2	0.638%	07/15/16	1,182	1,162,669
Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2006-4A, Class A, 144A(a)	Aa1	0.528%	05/09/18	2,764	2,676,376
Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A(a)	A2	0.521%	11/15/17	3,381	3,246,173
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(a)	Aaa	0.515%	10/19/20	1,451	1,389,213
LCM LP (Cayman Islands), 144A
Ser. 2004-2A, Class A(a)	Aaa	0.594%	10/22/16	838	818,767
Ser. 2005-3A, Class A(a)	Aaa	0.514%	06/01/17	2,500	2,412,500
Marriott Vacation Club Owner Trust, Ser. 2010-1A, Class A, 144A	A(c)	3.540%	10/20/32	5,814	5,900,961
MBNA Credit Card Master Note Trust
Ser. 2002-C3, Class C3(a)	A3	1.537%	10/15/14	1,900	1,911,353
Ser. 2004-C2, Class C2(a)	A3	1.087%	11/15/16	9,800	9,786,658
Ser. 2006-C1, Class C1(a)	A3	0.607%	07/15/15	16,600	16,516,848
Mountain Capital CLO Ltd. (Cayman Islands), 144A Ser. 2004-3A, Class A1LA(a)	Aaa	0.676%	02/15/16	883	865,369
Ser. 2005-4A, Class A1L(a)	Aa2	0.497%	03/15/18	2,963	2,851,552
North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A	Aa3	1.871%	09/14/19	6,734	9,124,904
Pacifica CDO Ltd. (Cayman Islands), Ser. 2003-2A, Class A1, 144A(a)	Aaa	0.870%	07/10/15	982	975,065
Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A	Aa2	7.125%	01/15/13	1,322	1,361,425
Stanfield Vantage CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.547%	03/21/17	2,068	2,026,412
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aaa	0.609%	08/22/16	595	585,622
Venture CDO Ltd. (Cayman Islands), 144A Ser. 2003-1A, Class A1(a)(b)	Aa2	0.774%	01/21/16	2,378	2,324,520

					129,330,044

SEE NOTES TO FINANCIAL STATEMENTS.

A28

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Residential Mortgage-Backed Securities — 4.5%
ACE Securities Corp., Ser. 2004-FM1, Class M1(a)	Baa3	1.086%	09/25/33	$1,944	$1,567,579
Ameriquest Mortgage Securities, Inc. Ser. 2001-2, Class M3(a)	Caa2	3.111%	10/25/31	585	432,882
Ser. 2004-R8, Class M1(a)	Baa1	0.826%	09/25/34	950	779,361
Argent Securities, Inc. Ser. 2003-W2, Class M4(a)	Ba2	5.811%	09/25/33	2,400	1,610,577
Ser. 2004-W6, Class M1(a)	Baa1	0.736%	05/25/34	3,860	3,102,080
Ser. 2004-W10, Class A2(a)	Aaa	0.576%	10/25/34	1,802	1,670,236
Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1(a)	Baa3	1.236%	08/25/33	2,350	2,006,289
Asset Backed Securities Corp. Home Equity Ser. 2003-HE3, Class M1(a)	A3	1.432%	06/15/33	1,756	1,422,398
Ser. 2004-HE1, Class M1(a)	Ba1	1.237%	01/15/34	315	266,129
Ser. 2004-HE5, Class M1(a)	A2	0.786%	08/25/34	2,600	2,117,474
Bear Stearns Asset Backed Securities Trust Ser. 2004-HE2, Class M1(a)	Ba1	0.786%	03/25/34	4,837	3,960,525
Ser. 2004-HE3, Class M2(a)	B1	1.911%	04/25/34	2,455	2,121,650
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2(a)	C	3.561%	03/25/33	348	43,581
Centex Home Equity, Ser. 2004-B, Class AF6	Aa3	4.186%	03/25/34	1,300	1,235,065
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-RES1, Class M3(a)	C	1.266%	11/25/34	145	69,525
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2(a)	C	2.436%	08/25/32	134	72,644
Equity One ABS, Inc., Ser. 2004-3, Class M1	Baa1	5.700%	07/25/34	1,099	906,112
FBR Securitization Trust, Ser. 2005-2, Class M1(a)	B2	0.666%	09/25/35	3,600	2,528,496
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Baa3	1.236%	12/25/33	339	258,558
GSAMP Trust, Ser. 2004-FM1, Class M1(a)	Ba3	1.161%	11/25/33	3,467	2,973,341
HSBC Home Equity Loan Trust Ser. 2006-1, Class M1(a)	Aa1	0.466%	01/20/36	926	806,532
Ser. 2006-2, Class A1(a)	Aaa	0.336%	03/20/36	250	229,934
Ser. 2006-2, Class A2(a)	Aaa	0.366%	03/20/36	304	278,226
IXIS Real Estate Capital Trust, Ser. 2006-HE1, Class A4(a)	Ca	0.486%	03/25/36	3,200	1,158,477
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	A3	0.936%	02/25/34	4,250	3,443,954
Mastr Asset Backed Securities Trust, Ser. 2004-WMC1, Class M1(a)	B3	0.966%	02/25/34	3,408	2,764,624
Merrill Lynch Mortgage Investors, Inc. Ser. 2004-HE2, Class M1(a)	A-(c)	0.986%	08/25/35	1,000	697,910
Ser. 2004-OPT1, Class A1A(a)	AAA(c)	0.446%	06/25/35	2,915	2,233,058
Morgan Stanley ABS Capital I Ser. 2002-NC6, Class M2(a)	Ca	3.336%	11/25/32	171	49,575
Ser. 2003-HE1, Class M1(a)	Ba2	1.386%	05/25/33	2,063	1,746,440
Ser. 2003-HE3, Class M1(a)	Ba3	1.206%	10/25/33	1,521	1,212,253
Ser. 2004-NC1, Class M1(a)	Baa2	1.236%	12/27/33	1,193	988,512
Ser. 2004-OP1, Class M1(a)	Aa1	0.766%	11/25/34	3,688	3,032,765
Ser. 2004-WMC1, Class M1(a)	B1	1.116%	06/25/34	3,167	2,718,574
Ser. 2004-WMC2, Class M1(a)	B2	1.101%	07/25/34	2,732	2,279,351
New Century Home Equity Loan Trust Ser. 2003-4, Class M1(a)	A2	1.311%	10/25/33	4,645	3,925,774
Ser. 2004-4, Class M1(a)	Ba1	0.951%	02/25/35	3,048	2,509,232
Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2(a)	Aa3	0.986%	12/25/34	1,009	914,436
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Baa2	5.221%	02/25/34	1,000	956,391
Saxon Asset Securities Trust, Ser. 2002-3, Class M1(a)	Ba2	1.311%	12/25/32	613	510,772
Securitized Asset Backed Receivables LLC Trust Ser. 2004-NC1, Class M1(a)	B1	0.966%	02/25/34	4,452	3,628,104
Ser. 2006-FR1, Class M1(a)	Caa3	0.586%	11/25/35	2,000	598,524
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	A1	0.951%	02/25/35	83	71,074
Structured Asset Investment Loan Trust Ser. 2004-2, Class A4(a)	AAA(c)	0.891%	03/25/34	2,297	1,779,591
Ser. 2004-7, Class A8(a)	AAA(c)	1.386%	08/25/34	1,400	1,112,738
Structured Asset Securities Corp., Ser. 2002-HF2, Class M3(a)	CC(c)	3.186%	07/25/32	1,345	1,012,122

					69,803,445

TOTAL ASSET-BACKED SECURITIES (cost $193,058,019)					199,133,489

SEE NOTES TO FINANCIAL STATEMENTS.

A29

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

BANK LOANS — 1.6%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Automotive — 0.1%
Chrysler Group LLC(a)	Ba2	4.980%	05/24/17	$2,500	$2,435,070

Cable — 0.1%
Insight Midwest Holding LLC(a)	Ba3	1.190%	10/06/13	1,789	1,762,127

Capital Goods — 0.1%
Capital Safety Group Ltd.(a)	B3	2.186%	07/20/15	409	370,369
Capital Safety Group Ltd.(a)	B3	2.936%	07/20/16	1,091	987,131

					1,357,500

Consumer
Huish Detergents, Inc.(a)	Ba3	2.190%	04/26/14	202	189,681

Electric — 0.1%
Texas Competitive Electric Holdings Co. LLC(a)	B2	4.730%	10/10/17	1,860	1,448,699

Foods — 0.2%
Del Monte Foods Co.(a)	Ba3	4.500%	03/08/18	1,875	1,868,848
OSI Restaurant Partners, Inc.(a)	B3	0.069%	06/14/13	442	422,201
OSI Restaurant Partners, Inc.(a)	B3	2.500%	06/14/14	1,026	979,993

					3,271,042

Gaming — 0.2%
CCM Merger, Inc.(a)	B3	7.000%	03/01/17	2,895	2,926,604

Healthcare & Pharmaceutical — 0.4%
HCA, Inc.(a)	Ba2	3.496%	03/31/17	1,108	1,091,343
HCA, Inc.(a)	Ba2	3.517%	05/01/18	462	458,128
Royalty Pharma Finance Trust	Baa3	7.750%	05/15/15	4,000	4,140,000

					5,689,471

Non-Captive Finance — 0.2%
International Lease Finance Corp.(a)	Ba2	4.996%	03/17/15	1,990	1,991,380
International Lease Finance Corp.(a)	Ba3	7.000%	03/17/16	1,460	1,464,046

					3,455,426

Technology — 0.2%
First Data Corp.(a)	B1	2.936%	09/24/14	88	81,712
First Data Corp.(a)	B1	2.936%	09/24/14	168	155,642
First Data Corp.(a)	B1	4.246%	03/24/18	2,411	2,209,013
Flextronics International Ltd. (Singapore)(a)	Ba1	2.436%	10/01/14	118	116,329
Flextronics International Ltd. (Singapore)(a)	Ba1	2.440%	10/01/14	412	405,756

					2,968,452

TOTAL BANK LOANS (cost $26,076,441)					25,504,072

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	1,189	1,211,268
Mastr Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	247	253,280
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	Baa1	2.580%	02/25/34	2,010	1,859,811
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(c)	5.000%	03/25/20	994	893,704

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,479,325)					4,218,063

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.1%
Banc of America Commercial Mortgage, Inc. Ser. 2006-1, Class A2(a)	Aaa	5.334%	09/10/45	237	236,400
Ser. 2006-5, Class A2	Aaa	5.317%	09/10/47	3,260	3,305,289
Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	3,545	3,573,884
Ser. 2007-1, Class A2	Aaa	5.381%	01/15/49	4,912	4,948,784
Ser. 2007-1, Class A3	Aaa	5.449%	01/15/49	3,500	3,670,161

SEE NOTES TO FINANCIAL STATEMENTS.

A30

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Ser. 2007-4, Class A3(a)	AAA(c)	5.997%	02/10/51	$6,460	$6,892,653
Ser. 2007-5, Class A3	AAA(c)	5.620%	02/10/51	2,445	2,593,833
Bear Stearns Commercial Mortgage Securities Ser. 2005-PWR9, Class A2	Aaa	4.735%	09/11/42	979	981,118
Ser. 2005-T20, Class A2(a)	Aaa	5.127%	10/12/42	1,883	1,887,166
Ser. 2006-PW13, Class A3	AAA(c)	5.518%	09/11/41	4,024	4,194,267
Citigroup Commercial Mortgage Trust Ser. 2006-C5, Class A2	Aaa	5.378%	10/15/49	6,028	6,084,625
Ser. 2007-C6, Class A3(a)	Aaa	5.886%	12/10/49	4,850	5,158,280
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 2006-CD2, Class A2	Aaa	5.408%	01/15/46	58	58,371
Ser. 2006-CD2, Class AAB(a)	Aaa	5.554%	01/15/46	2,831	2,964,656
Ser. 2007-CD4, Class A3	Aaa	5.293%	12/11/49	2,515	2,593,791
Commercial Mortgage Pass-Through Certificates Ser. 2006-C7, Class A3(a)	AAA(c)	5.885%	06/10/46	2,703	2,776,827
Ser. 2006-C7, Class A4(a)	AAA(c)	5.947%	06/10/46	4,000	4,430,983
Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	7,169	7,245,801
Credit Suisse First Boston Mortgage Securities Corp. Ser. 2001-CP4, Class B	AAA(c)	6.330%	12/15/35	518	517,400
Ser. 2005-C3, Class A3	Aaa	4.645%	07/15/37	3,950	4,148,727
Credit Suisse Mortgage Capital Certificates Ser. 2006-C1, Class A4(a)	AAA(c)	5.609%	02/15/39	4,400	4,792,777
Ser. 2006-C5, Class A2	Aaa	5.246%	12/15/39	3,397	3,418,202
Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	5,435	5,450,083
Ser. 2007-C4, Class A2(a)	Aaa	5.995%	09/15/39	446	454,937
Ser. 2007-C4, Class A3(a)	Aaa	5.995%	09/15/39	7,850	8,262,599
DBUBS Mortgage Trust, Ser. 2011-LC2A, Class A1, 144A	Aaa	3.527%	07/10/44	3,656	3,687,163
GE Capital Commercial Mortgage Corp. Ser. 2006-C1, Class A4(a)	AAA(c)	5.512%	03/10/44	4,300	4,678,435
Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	10,717	10,852,001
Greenwich Capital Commercial Funding Corp. Ser. 2005-GG3, Class A2	Aaa	4.305%	08/10/42	367	368,679
Ser. 2005-GG5, Class A2	Aaa	5.117%	04/10/37	7,710	7,779,339
Ser. 2005-GG5, Class A5(a)	Aaa	5.224%	04/10/37	4,900	5,261,223
Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	5,628	5,725,707
GS Mortgage Securities Corp. II Ser. 2006-GG8, Class A2	Aaa	5.479%	11/10/39	2,384	2,393,371
Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	6,683	6,857,036
JPMorgan Chase Commercial Mortgage Securities Corp. Ser. 2005-LDP4, Class AM(a)	Aa2	4.999%	10/15/42	1,820	1,867,238
Ser. 2006-CB14, Class A4(a)	Aaa	5.481%	12/12/44	5,000	5,417,107
Ser. 2006-LDP6, Class A4(a)	Aaa	5.475%	04/15/43	1,640	1,786,482
Ser. 2006-LDP7, Class A2(a)	Aaa	6.053%	04/15/45	978	977,108
Ser. 2007-LD11, Class A2(a)	Aaa	5.990%	06/15/49	10,590	10,883,204
Ser. 2007-LD12, Class A3(a)	Aaa	6.187%	02/15/51	5,200	5,532,031
Ser. 2007-LDPX, Class A2	Aaa	5.434%	01/15/49	4,244	4,383,260
LB-UBS Commercial Mortgage Trust Ser. 2004-C8, Class A6(a)	Aaa	4.799%	12/15/29	4,200	4,472,081
Ser. 2005-C7, Class AM(a)	AA(c)	5.263%	11/15/40	2,100	2,184,737
Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	14	13,748
Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	7,126	7,574,715
Ser. 2006-C7, Class A2	AAA(c)	5.300%	11/15/38	1,875	1,889,935
Ser. 2007-C1, Class A2	AAA(c)	5.318%	02/15/40	6,000	6,069,885
Ser. 2007-C6, Class A2	Aaa	5.845%	07/15/40	3,465	3,579,422
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	AAA(c)	5.863%	05/12/39	7,920	8,755,908
Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 2006-1, Class A4(a)	AAA(c)	5.608%	02/12/39	3,000	3,273,915
Ser. 2006-2, Class A4(a)	Aaa	6.097%	06/12/46	2,625	2,898,434
Ser. 2006-3, Class ASB(a)	Aaa	5.382%	07/12/46	2,095	2,202,156

SEE NOTES TO FINANCIAL STATEMENTS.

A31

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Ser. 2006-4, Class A2(a)	Aaa	5.112%	12/12/49	$4,217	$4,242,140
Ser. 2007-7, Class A2(a)	Aaa	5.693%	06/12/50	227	230,520
Ser. 2007-9, Class A2	AAA(c)	5.590%	09/12/49	4,743	4,884,645
Morgan Stanley Capital I Ser. 2006-HQ8, Class A4(a)	Aaa	5.599%	03/12/44	5,000	5,482,363
Ser. 2006-IQ12, Class A4	AAA(c)	5.332%	12/15/43	2,475	2,673,924
Ser. 2006-IQ12, Class AAB	AAA(c)	5.325%	12/15/43	1,400	1,470,397
Ser. 2006-IQ12, Class ANM	AAA(c)	5.310%	12/15/43	5,500	5,518,501
Ser. 2006-T23, Class A3(a)	AAA(c)	5.986%	08/12/41	1,318	1,405,238
Ser. 2007-IQ14, Class AAB(a)	Aaa	5.654%	04/15/49	5,800	6,189,962
Wachovia Bank Commercial Mortgage Trust Ser. 2003-C9, Class A3	AAA(c)	4.608%	12/15/35	866	884,656
Ser. 2005-C20, Class AMFX(a)	Aa1	5.179%	07/15/42	2,000	2,084,670
Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	3,438	3,733,920
Ser. 2006-C24, Class A3(a)	Aaa	5.558%	03/15/45	2,050	2,228,860
Ser. 2006-C25, Class A4(a)	Aaa	5.860%	05/15/43	6,000	6,621,699
Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	4,156	4,161,428
Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	412	414,492
Ser. 2007-C33, Class A2(a)	Aaa	6.052%	02/15/51	4,730	4,836,654
Ser. 2007-C33, Class A3(a)	Aaa	6.097%	02/15/51	4,564	4,851,883
Ser. 2007-C34, Class A2	Aaa	5.569%	05/15/46	3,600	3,705,868

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $253,622,141)					277,627,754

CORPORATE BONDS — 44.7%
Aerospace & Defense — 0.2%
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	700	693,008
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba1	6.375%	10/15/15	2,520	2,589,300

					3,282,308

Airlines — 0.5%
Continental Airlines 2001-1 Class A-1 Pass Through Trust, Pass-thru Certs., Ser. 01A1(b)	Baa2	6.703%	06/15/21	2	2,514
Continental Airlines 2001-1 Class B Pass Through Trust, Pass-thru Certs., Ser. 011B	Ba1	7.373%	12/15/15	394	395,673
Continental Airlines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A	Baa1	5.983%	04/19/22	1,752	1,802,263
Continental Airlines 2010-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A(d)	Baa2	4.750%	01/12/21	560	546,000
Delta Air Lines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	1,456	1,514,224
Delta Air Lines 2010-2 Class A Pass Through Trust, Pass-thru Certs., Ser. 2A(d)	Baa2	4.950%	05/23/19	793	793,471
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A(d)	Baa2	5.300%	04/15/19	850	850,000
UAL 2007-1 Pass Through Trust, Pass-thru Certs., Ser. 071A, Class A	Baa2	6.636%	07/02/22	1,103	1,108,145

					7,012,290

Automotive — 0.3%
BorgWarner, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	09/15/20	825	840,798
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	9.875%	08/10/11	3,100	3,124,441
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	660	721,402

					4,686,641

Banking — 8.4%
Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cyprus), Notes, 144A, MTN(b)	Ba1	8.200%	06/25/12	1,500	1,560,000
American Express Co., Sr. Unsec’d. Notes(d)	A3	8.125%	05/20/19	2,785	3,530,787
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)	Ba3	8.000%	12/29/49	3,500	3,655,085
Bank of America Corp., Sr. Unsec’d. Notes(d)(e)	A2	6.000%	09/01/17	4,590	4,939,038

SEE NOTES TO FINANCIAL STATEMENTS.

A32

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	5.000%	05/13/21	$860	$849,549
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	790	814,289
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	1,610	1,807,306
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,575	1,870,298
Capital One Capital V, Ltd. Gtd. Notes(d)	Baa3	10.250%	08/15/39	2,380	2,522,800
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16	700	772,254
Chuo Mitsui Trust & Banking Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A(a)	A3	5.506%	12/29/49	3,050	3,080,500
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	11/21/17	2,050	2,264,131
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	05/15/18	2,500	2,753,075
Citigroup, Inc., Sr. Unsec’d. Notes(d)	A3	8.125%	07/15/39	4,120	5,155,636
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	1,375	1,704,525
Countrywide Financial Corp., Gtd. Notes, MTN (original cost $3,486,549; purchased 06/04/07-02/14/08)(b)(d)(f)	A2	5.800%	06/07/12	3,670	3,828,247
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	3,065	2,130,163
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	2,005	2,226,935
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.250%	02/01/41	2,195	2,212,935
Goldman Sachs Group, Inc. (The), Sr. Notes, MTN(d)	A1	6.000%	06/15/20	2,420	2,603,891
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.150%	04/01/18	1,355	1,474,705
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.250%	09/01/17	3,195	3,525,382
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	440	439,993
Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.500%	10/30/15	4,035	4,217,075
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%	05/02/36	995	1,023,628
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%	09/15/37	1,625	1,677,054
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.800%	06/01/38	2,650	2,827,992
Huntington BancShares, Inc., Sub. Notes	Baa3	7.000%	12/15/20	260	293,151
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A(a)	Ba2	7.250%	08/29/49	2,380	2,356,200
ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	Baa2	4.750%	11/25/16	4,000	3,990,972
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(d)	Baa1	7.900%	04/29/49	6,130	6,584,171
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.150%	07/05/16	4,245	4,270,971
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.250%	10/15/20	600	587,001
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%	07/22/20	5,100	4,996,307
KeyCorp, Sr. Unsec’d. Notes, MTN	Baa1	5.100%	03/24/21	1,155	1,176,359
Krung Thai Bank PCL (Thailand), Jr. Sub. Notes(a)	B2	7.378%	10/29/49	1,590	1,597,909
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	5.800%	01/13/20	2,650	2,653,837
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.050%	08/15/12	1,500	1,579,067
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.750%	01/25/21	1,920	1,942,712
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	2,635	2,703,903
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	4,035	4,267,113
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	Aa3	3.400%	08/23/13	1,720	1,759,990
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec’d. Notes, MTN	A1	6.400%	10/21/19	1,525	1,566,422
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa1	4.625%	04/19/16	525	527,607
Shinhan Bank (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.125%	10/04/16	3,500	3,564,103
State Street Corp.	A3	4.956%	03/15/18	3,025	3,207,919
Turkiye Garanti Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A	Ba1	6.250%	04/20/21	1,225	1,188,250
US Bancorp, Jr. Sub. Notes	A2	3.442%	02/01/16	4,120	4,185,702
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	1,975	2,030,142
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	3.676%	06/15/16	7,240	7,437,934

					129,935,015

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	NR	6.875%	05/02/18	2,740	736,375

Building Materials & Construction — 0.9%
Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, 144A	Ba3	11.750%	09/10/14	1,220	1,319,064
Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, Reg.-S	Ba3	11.750%	09/10/14	3,650	3,946,380

SEE NOTES TO FINANCIAL STATEMENTS.

A33

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Building Materials & Construction (continued)
KB Home, Gtd. Notes	B2	6.375%	08/15/11	$447	$448,686
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%	08/15/13	2,600	2,789,158
Toll Brothers Finance Corp., Gtd. Notes(d)	Ba1	5.150%	05/15/15	4,695	4,823,976

					13,327,264

Cable — 2.2%
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17	2,300	2,392,000
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12	11,930	12,407,200
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	9.455%	11/15/22	1,065	1,481,565
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	2,825	2,916,007
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	3,110	3,404,278
Echostar DBS Corp., Gtd. Notes	Ba3	7.000%	10/01/13	2,000	2,147,500
TCI Communications, Inc., Sr. Unsec’d. Notes	Baa1	7.875%	02/15/26	750	961,755
Time Warner Cable, Inc., Gtd. Notes(d)	Baa2	6.750%	07/01/18	5,520	6,401,506
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	02/14/14	1,115	1,296,911

					33,408,722

Capital Goods — 1.0%
Hutchison Whampoa International (09) Ltd. (Cayman Islands), Gtd. Notes, Reg.-S	A3	7.625%	04/09/19	2,800	3,319,414
MHP SA (Luxembourg), Gtd. Notes, 144A	B3	10.250%	04/29/15	3,175	3,393,123
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200%	01/15/98	6,500	5,558,897
Textron, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	10/01/19	2,350	2,762,832

					15,034,266

Chemicals — 1.3%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.125%	01/15/41	450	469,301
Ashland, Inc., Gtd. Notes(d)	Ba1	9.125%	06/01/17	750	843,750
CF Industries, Inc., Gtd. Notes	Ba1	6.875%	05/01/18	785	889,994
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900%	02/15/15	750	842,487
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	2,050	2,377,254
Dow Chemical Co. (The), Sr. Unsec’d. Notes(d)	Baa3	9.400%	05/15/39	1,252	1,857,063
Lyondell Chemical Co., Sr. Sec’d. Notes, 144A(d)	Ba1	8.000%	11/01/17	1,802	2,004,725
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	6.500%	01/15/12	1,440	1,465,200
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	350	342,540
Rockwood Specialties Group, Inc., Gtd. Notes(d)	B1	7.500%	11/15/14	5,175	5,291,438
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.875%	04/01/23	3,058	3,533,436

					19,917,188

Consumer — 0.4%
Realogy Corp., Gtd. Notes	Caa3	12.000%	04/15/17	2	1,791
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	5,090	5,649,900

					5,651,691

Electric — 2.1%
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	1,000	1,074,093
Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Ba2	8.500%	04/22/15	1,025	1,139,031
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	Baa1	6.000%	02/02/18	600	555,154
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	2,325	2,393,934
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.350%	08/01/13	625	697,670
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	3,200	2,891,491
Enersis SA (Chile), Sr. Unsec’d. Notes	Baa2	7.375%	01/15/14	3,700	4,119,913
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	500	537,623
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.200%	10/01/17	1,930	2,177,250
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,900	1,920,235
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	06/15/12	750	790,349
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	09/15/33	1,150	1,201,538

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Electric (continued)
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	$2,730	$2,995,017
Mirant Mid Atlantic Pass Through Trust A, Pass-thru Certs., Ser. A	Ba1	8.625%	06/30/12	1,181	1,202,134
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sec’d. Notes, 144A (original cost $1,563,824; purchased 09/22/09)(b)(f)	Ba3	10.875%	06/01/16	1,600	1,760,000
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.800%	09/01/18	1,460	1,706,283
Star Energy Geothermal Wayang Windu Ltd. (Virgin Islands (US)), Sr. Sec’d. Notes, Reg.-S	B2	11.500%	02/12/15	800	904,000
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	6.650%	05/15/18	1,953	2,234,429
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	1,947	2,162,539

					32,462,683

Energy – Integrated — 0.6%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	870	887,221
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,510	1,636,031
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(d)	Baa2	6.750%	11/15/39	3,325	3,757,110
Hess Corp., Sr. Unsec’d. Notes	Baa2	5.600%	02/15/41	1,780	1,739,886
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.000%	01/15/40	615	636,507

					8,656,755

Energy – Other — 1.4%
Alliance Oil Co. Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	B+(c)	9.875%	03/11/15	3,410	3,733,950
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	2,515	2,883,030
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.450%	09/15/36	445	464,333
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(d)	Ba1	8.700%	03/15/19	250	318,578
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	3,433	3,698,827
Newfield Exploration Co., Sr. Sub. Notes	Ba2	6.625%	04/15/16	1,000	1,032,500
Novatek Finance Ltd. (Russia), Sr. Unsec’d. Notes, 144A(d)	Baa3	5.326%	02/03/16	5,175	5,330,250
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,750	1,889,449
Precision Drilling Corp. (Canada), Gtd. Notes	Ba2	6.625%	11/15/20	1,000	1,012,500
Weatherford International Ltd. (Bermuda), Gtd. Notes(d)	Baa2	5.125%	09/15/20	1,165	1,189,489

					21,552,906

Foods — 1.8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	6.875%	11/15/19	2,200	2,675,504
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	7.750%	01/15/19	1,640	2,063,192
ARAMARK Corp., Gtd. Notes(d)	B3	8.500%	02/01/15	4,869	5,057,673
Carrols Corp., Gtd. Notes	B3	9.000%	01/15/13	2,720	2,726,800
Corp. Pesquera Inca SAC (Peru), Gtd. Notes, 144A	B2	9.000%	02/10/17	1,000	1,037,500
Dole Food Co., Inc., Sr. Sec’d. Notes	B2	13.875%	03/15/14	2,600	3,113,500
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,005	1,116,328
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba3	10.000%	07/15/14	4,215	4,889,400
Stater Brothers Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	1,200	1,242,000
SUPERVALU, Inc., Sr. Unsec’d. Notes(d)	B2	7.500%	05/15/12	650	669,500
SUPERVALU, Inc., Sr. Unsec’d. Notes	B2	7.500%	11/15/14	1,540	1,540,000
Tyson Foods, Inc., Gtd. Notes	Ba1	6.850%	04/01/16	1,000	1,105,000

					27,236,397

Gaming — 0.5%
Marina District Finance Co., Inc., Sr. Sec’d. Notes, 144A	B2	9.500%	10/15/15	1,710	1,778,400
MGM Resorts International, Sr. Sec’d. Notes	Ba3	10.375%	05/15/14	1,115	1,265,525
MGM Resorts International, Sr. Sec’d. Notes	Ba3	13.000%	11/15/13	2,775	3,295,313
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $1,087,500; purchased 06/22/11)(b)(f)	B1	11.375%	07/15/16	1,000	1,085,000

					7,424,238

Healthcare & Pharmaceutical — 0.2%
Apria Healthcare Group, Inc., Sr. Sec’d. Notes(d)	B3	12.375%	11/01/14	1,650	1,718,063
Mylan, Inc., Gtd. Notes, 144A	Ba3	7.625%	07/15/17	2,030	2,212,700

					3,930,763

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Healthcare Insurance — 1.1%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	12/15/37	$1,900	$2,165,312
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	4.375%	12/15/20	745	744,811
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17	2,125	2,351,185
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	750	746,363
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	4,025	4,376,467
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	2,610	2,956,285
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	760	830,983
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	195	216,318
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.875%	02/15/38	2,000	2,286,872

					16,674,596

Insurance — 2.8%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.500%	11/15/20	430	435,047
Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.500%	08/01/16	2,475	2,836,209
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	1,820	1,870,911
American International Group, Inc., Sr. Unsec’d. Notes(d)	Baa1	5.050%	10/01/15	315	328,787
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	950	1,022,566
American International Group, Inc., Sr. Unsec’d. Notes(d)	Baa1	8.250%	08/15/18	2,005	2,302,997
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	3,700	3,871,591
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,350	3,619,863
Chubb Corp., Jr. Sub. Notes(a)	A3	6.375%	03/29/67	1,775	1,837,125
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.000%	07/15/34	1,350	1,309,654
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%	03/15/35	1,030	957,378
Lincoln National Corp., Jr. Sub. Notes(a)	Ba1	6.050%	04/20/67	350	336,875
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	1,265	1,426,478
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	1,265	1,596,301
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A(d)	A1	8.875%	06/01/39	1,200	1,662,522
MetLife, Inc., Sr. Unsec’d. Notes(d)	A3	7.717%	02/15/19	2,000	2,420,844
Northwestern Mutual Life Insurance, Notes, 144A	Aa2	6.063%	03/30/40	500	526,991
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	850	913,186
Progressive Corp. (The), Jr. Sub. Notes(a)	A2	6.700%	06/15/37	1,015	1,054,382
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(d)	Aa2	6.850%	12/16/39	2,310	2,628,519
Unum Group, Sr. Unsec’d. Notes(d)	Baa3	5.625%	09/15/20	500	523,590
Willis Group Holdings PLC (Ireland), Gtd. Notes(d)	Baa3	4.125%	03/15/16	1,280	1,305,004
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	6,820	7,015,461
XL Group PLC (Ireland), Jr. Sub. Notes, Ser. E(a)(d)	Ba1	6.500%	12/31/49	1,880	1,724,900
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	140	149,999

					43,677,180

Lodging — 0.9%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	2,298	2,579,505
Host Hotels & Resorts LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	4,715	4,809,300
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	3,060	3,182,400
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	980	1,038,800
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Ba1	5.750%	02/01/18	2,150	2,220,071

					13,830,076

Media & Entertainment — 3.5%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18	210	234,886
CBS Corp., Gtd. Notes	Baa3	8.200%	05/15/14	4,800	5,619,792
CW Media Holdings, Inc. (Canada), Gtd. Notes, PIK, 144A	Ba2	13.500%	08/15/15	12,253	13,232,957
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	1,100	1,130,250
Historic TW, Inc., Gtd. Notes	Baa2	6.625%	05/15/29	225	245,217
LIN Television Corp., Gtd. Notes	B3	6.500%	05/15/13	1,500	1,501,875
LIN Television Corp., Gtd. Notes, Ser. B	B3	6.500%	05/15/13	3,000	3,003,750
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	1,350	1,335,894
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	460	465,971
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	65	71,579

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Media & Entertainment (continued)
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	$1,415	$1,681,780
News America, Inc., Gtd. Notes, 144A	Baa1	6.150%	02/15/41	1,430	1,416,609
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.500%	05/01/16	1,800	2,106,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba1	4.950%	04/01/14	7,000	7,117,621
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba1	8.600%	08/15/16	4,750	5,162,837
Time Warner Cos., Inc., Gtd. Notes	Baa2	6.950%	01/15/28	2,153	2,409,231
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	1,440	1,733,027
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.375%	09/15/14	860	923,657
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	1,240	1,365,678
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.875%	04/30/36	580	647,514
Vivendi SA (France), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	04/04/13	2,000	2,143,492

					53,549,617

Metals — 2.1%
Alcoa, Inc., Sr. Unsec’d. Notes	Baa3	5.400%	04/15/21	50	50,154
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	535	547,047
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	Baa3	6.125%	06/01/18	2,600	2,784,803
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.750%	03/01/41	75	74,337
Bumi Investment Pte Ltd. (Singapore), Sec’d. Notes, MTN, Reg.-S	Ba3	10.750%	10/06/17	2,660	3,022,292
Century Aluminum Co., Sec’d. Notes	B(c)	8.000%	05/15/14	1,100	1,137,125
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	8.375%	04/01/17	2,095	2,288,788
Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, Reg.-S	B1	9.750%	11/05/16	2,025	2,308,500
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125%	12/01/15	5,850	6,171,750
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	2,025	2,101,986
Novelis, Inc. (Canada), Gtd. Notes	B2	8.375%	12/15/17	3,525	3,762,938
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa2	10.250%	05/15/16	287	342,965
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	7.000%	02/01/18	2,000	2,020,000
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/21/36	690	749,192
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/10/39	1,400	1,521,492
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.500%	11/16/11	3,430	3,489,617

					32,372,986

Non-Captive Finance — 3.0%
Ally Financial, Inc., Gtd. Notes	B1	6.875%	09/15/11	2,260	2,276,950
Bosphorus Financial Services Ltd. (Cayman Islands), Sr. Sec’d. Notes, MTN, Reg.-S(a)	Baa2	2.061%	02/15/12	417	413,882
CIT Group, Inc., Sec’d. Notes, 144A	B2	7.000%	05/02/17	3,475	3,466,312
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750%	10/01/12	1,500	1,560,880
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%	01/14/38	1,675	1,694,377
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(h)	Aa2	6.000%	08/07/19	6,315	6,992,347
General Electric Capital Corp., Sub. Notes(d)	Aa3	5.300%	02/11/21	1,185	1,233,042
HSBC Finance Corp., Sr. Sub. Notes, 144A	Baa1	6.676%	01/15/21	295	302,674
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.500%	09/01/14	2,875	3,047,500
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%	05/15/16	1,125	1,107,806
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	6.250%	05/15/19	1,400	1,367,894
Nelnet, Inc., Jr. Sub. Notes(a)	Ba2	7.400%	09/29/36	6,100	5,607,962
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)(b)	Baa3	1.029%	07/03/33	2,565	1,846,880
SLM Corp., Sr. Notes, MTN(d)	Ba1	6.250%	01/25/16	1,385	1,436,938
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.050%	11/14/14	4,150	4,149,689
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	3,200	3,512,361
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	5.200%	12/15/11	2,750	2,754,812
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	5.625%	08/17/11	1,400	1,394,492
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	6.900%	12/15/17	2,000	1,835,000

					46,001,798

Packaging — 0.4%
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	5.625%	07/15/13	6,600	6,937,352

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Paper — 1.1%
International Paper Co., Sr. Unsec’d. Notes(d)	Baa3	7.300%	11/15/39	$1,000	$1,087,894
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	2,205	2,625,480
MeadWestvaco Corp., Sr. Unsec’d. Notes	Ba1	7.375%	09/01/19	4,400	4,920,045
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	1,000	1,080,000
Rock-Tenn Co., Sr. Sec’d. Notes	Ba2	8.200%	08/15/11	3,000	3,011,311
Verso Paper Holdings LLC/Verso Paper, Inc., Sr. Sec’d. Notes	Ba2	11.500%	07/01/14	3,863	4,114,095

					16,838,825

Pipelines & Other — 0.9%
Energy Transfer Partners LP, Sr. Unsec’d. Notes(d)	Baa3	4.650%	06/01/21	2,280	2,230,592
ENN Energy Holdings Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 144A(d)	Baa3	6.000%	05/13/21	4,750	4,667,188
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.300%	08/15/33	1,550	1,765,988
Mega Advance Investments Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Baa1	5.000%	05/12/21	1,250	1,231,024
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	1,345	1,416,617
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.500%	06/01/16	2,275	2,634,655

					13,946,064

Railroads — 0.1%
Union Pacific Corp., Sr. Unsec’d. Notes, 144A	Baa2	4.163%	07/15/22	1,268	1,255,222

Real Estate Investment Trusts — 1.2%
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	2,900	3,272,058
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	2,300	2,367,882
ProLogis LP, Sr. Unsec’d. Notes	Baa2	6.875%	03/15/20	8	8,834
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	8.625%	01/15/12	3,500	3,615,294
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	4.200%	02/01/15	765	813,795
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.750%	05/15/14	980	1,110,550
Simon Property Group LP, Sr. Unsec’d. Notes	A3	10.350%	04/01/19	1,685	2,332,396
WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A	A2	5.750%	09/02/15	4,000	4,443,624

					17,964,433

Retailers — 1.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	2,000	2,050,394
Home Depot, Inc. (The), Sr. Unsec’d. Notes(d)	Baa1	5.950%	04/01/41	1,185	1,220,344
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.350%	03/15/12	1,800	1,845,606
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	7,800	8,300,339
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	B2	9.250%	11/15/14	1,000	1,040,000
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	1,640	1,726,100
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41	1,190	1,227,720

					17,410,503

Technology — 1.7%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	8.125%	12/15/17	1,530	1,598,850
Amphenol Corp., Sr. Unsec’d. Notes	Baa2	4.750%	11/15/14	2,475	2,696,634
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	600	607,866
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15	195	197,369
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	545	542,133
Motorola, Inc., Sr. Unsec’d. Notes	Baa2	8.000%	11/01/11	121	123,678
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	B+(c)	10.000%	07/15/13	1,789	2,003,680
Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A	Ba1	6.875%	05/01/20	3,725	3,697,062
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375%	10/01/11	2,115	2,136,150
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	2,794	3,241,040
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	7.625%	11/15/20	1,700	1,717,000
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	10.250%	08/15/15	2,610	2,701,350
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.625%	05/15/15	2,000	2,165,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,000	2,129,474
Xerox Corp., Sr. Unsec’d. Notes	Baa2	5.500%	05/15/12	870	904,552

					26,461,838

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Telecommunications — 2.6%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	$795	$830,958
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	103	136,298
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40	3,153	2,988,622
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	1,475	1,617,824
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.875%	12/15/30	328	450,582
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A(d)	Baa3	7.750%	05/01/17	3,000	3,247,500
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	2,960	3,843,746
Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A(d)	B1	12.000%	04/01/14	1,910	2,210,825
Embarq Corp., Sr. Unsec’d. Notes (original cost $5,906,280; purchased 05/04/11-05/11/11)(b)(f)	Baa3	7.082%	06/01/16	5,225	5,808,215
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,303,800; purchased 04/22/10)(b)(f)	Baa3	7.995%	06/01/36	1,250	1,280,765
MTS International Funding Ltd. (Ireland), Sec’d. Notes, 144A(d)	Ba2	8.625%	06/22/20	1,550	1,768,938
Nextel Communications, Inc., Gtd. Notes, Ser. E	Ba3	6.875%	10/31/13	2,845	2,862,781
Qwest Corp., Sr. Unsec’d. Notes(a)(d)	Baa3	3.497%	06/15/13	3,750	3,834,375
Qwest Corp., Sr. Unsec’d. Notes(d)	Baa3	8.375%	05/01/16	1,100	1,298,000
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.875%	03/15/12	3,300	3,473,250
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.134%	04/27/20	1,090	1,080,482
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	5	5,290
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	2,775	2,863,228

					39,601,679

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	3,715	5,219,746
Lorillard Tobacco Co., Gtd. Notes(d)	Baa2	8.125%	06/23/19	895	1,042,453

					6,262,199

TOTAL CORPORATE BONDS (cost $654,740,671)					687,039,870

FOREIGN AGENCIES — 2.4%
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Baa3	6.850%	07/02/37	190	181,450
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, MTN, Reg.-S	Baa3	6.850%	07/02/37	2,010	1,919,550
Export-Import Bank of Korea (South Korea)(d)	A1	4.000%	01/29/21	1,400	1,288,736
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19	4,740	5,919,075
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, Reg.-S	Baa1	9.250%	04/23/19	2,055	2,566,181
Gazprom International SA For Gazprom (Luxembourg), Gtd. Notes, 144A	BBB+(c)	7.201%	02/01/20	756	838,687
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.000%	06/16/14	13,010	12,956,009
Korea Development Bank (South Korea), Sr. Unsec’d. Notes	A1	3.250%	03/09/16	1,180	1,176,566
Korea Expressway Corp. (South Korea), Sr. Unsec’d. Notes, Ser. G, 144A, MTN(d)	A1	4.500%	03/23/15	1,785	1,867,676
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	A1	3.250%	09/20/16	2,250	2,211,059
NAK Naftogaz Ukraine (Ukraine), Gtd. Notes	NR	9.500%	09/30/14	3,765	4,127,381
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014	NR	4.900%	10/28/14	1,735	1,340,288
Qtel International Finance Ltd. (Bermuda), Gtd. Notes, 144A	A2	4.750%	02/16/21	1,295	1,262,625

TOTAL FOREIGN AGENCIES (cost $35,727,462)					37,655,283

MORTGAGE-BACKED SECURITIES — 8.6%
Federal Home Loan Mortgage Corp.		4.500%	TBA 30 YR	10,000	10,298,440
Federal Home Loan Mortgage Corp.		5.000%	07/01/19	477	515,566

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Federal Home Loan Mortgage Corp.		5.500%	10/01/33-06/01/34		$3,033	$3,327,187
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR		14,500	15,635,075
Federal Home Loan Mortgage Corp.		6.000%	11/01/33-06/01/34		3,158	3,504,120
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR		1,500	1,644,375
Federal Home Loan Mortgage Corp.		6.500%	07/01/32-09/01/32		1,645	1,864,352
Federal Home Loan Mortgage Corp.		7.000%	10/01/32		172	199,275
Federal National Mortgage Association		4.000%	05/01/19		308	326,441
Federal National Mortgage Association		4.500%	12/01/18-02/01/35		2,494	2,662,815
Federal National Mortgage Association		4.500%	TBA 30 YR		250	258,633
Federal National Mortgage Association		5.500%	03/01/17-09/01/34		8,572	9,336,509
Federal National Mortgage Association		5.500%	TBA 30 YR		8,500	9,173,361
Federal National Mortgage Association		6.000%	09/01/17-11/01/36		6,119	6,776,641
Federal National Mortgage Association		6.000%	TBA 30 YR		23,000	25,224,537
Federal National Mortgage Association		6.500%	12/01/14-11/01/33		3,683	4,180,083
Federal National Mortgage Association		7.000%	05/01/32-06/01/32		320	370,295
Government National Mortgage Association		4.500%	07/20/40		994	1,048,740
Government National Mortgage Association		4.500%	TBA 30 YR		14,000	14,732,816
Government National Mortgage Association		4.500%	TBA 30 YR		5,000	5,276,560
Government National Mortgage Association		5.500%	01/15/33-07/15/35		5,538	6,130,777
Government National Mortgage Association		6.000%	12/15/32-11/15/34		4,601	5,149,513
Government National Mortgage Association		6.500%	09/15/32-11/15/33		3,395	3,872,696
Government National Mortgage Association		7.500%	10/15/25-02/15/26		83	97,236

TOTAL MORTGAGE-BACKED SECURITIES (cost $127,971,248)						131,606,043

MUNICIPAL BONDS — 1.1%
Bay Area Toll Authority, Revenue Bonds, BABs	A1	6.907%	10/01/50		1,125	1,211,591
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40		1,380	1,438,526
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43		1,375	1,432,654
New Jersey State Turnpike Authority, Revenue Bonds, Ser. 2010A, BABs	A3	7.102%	01/01/41		1,175	1,371,319
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40		2,050	2,492,123
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40		695	665,393
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34		450	434,911
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34		615	649,317
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45		800	765,664
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50		1,000	1,061,790
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39		2,280	2,549,451
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40		725	838,745
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26		425	458,031
University of California, Revenue Bonds, BABs	Aa1	5.770%	05/15/43		1,400	1,385,790

TOTAL MUNICIPAL BONDS (cost $15,530,874)						16,755,305

SOVEREIGNS — 2.3%
Argentina Bonos (Argentina), Sr. Unsec’d. Notes	B(c)	7.000%	10/03/15		4,275	4,142,950
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	NR	7.820%	12/31/33	EUR	4,385	4,594,524
Jamaica Government International Bond (Jamaica), Sr. Unsub. Notes	B3	11.000%	07/27/12	EUR	620	939,108
Mexican Bonos (Mexico), Bonds Ser. M 10	Baa1	8.000%	12/17/15	MXN	32,440	2,970,976
Ser. M 30	Baa1	10.000%	11/20/36	MXN	56,741	5,860,749

SEE NOTES TO FINANCIAL STATEMENTS.

A40

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SOVEREIGNS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Pass-thru Certs., 144A(i)	Baa3	3.130%	05/31/18	MXN	1,383	$1,134,414
Poland Government Bond (Poland), Bonds, Ser. 1019	A2	5.500%	10/25/19	PLN	10,160	3,649,054
Qatar Government International Bond (Qatar), Sr. Notes, 144A	Aa2	6.400%	01/20/40		3,545	3,917,225
Republic of Ghana (Ghana), Unsec’d. Notes, 144A	B(c)	8.500%	10/04/17		2,000	2,260,000
South Africa Government Bond (South Africa), Bonds, Ser. R214	A3	6.500%	02/28/41	ZAR	27,070	2,984,558
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes(d)	B2	9.250%	09/15/27		3,180	2,396,130

TOTAL SOVEREIGNS (cost $33,011,697)						34,849,688

U.S. GOVERNMENT AGENCY OBLIGATION
Federal Home Loan Mortgage Corp. (cost $504,333)		1.000%	08/27/14		505	504,333

U.S. GOVERNMENT TREASURY SECURITIES — 1.7%
U.S. Treasury Bonds		4.750%	02/15/41		160	170,075
U.S. Treasury Notes		1.750%	05/31/16		395	395,616
U.S. Treasury Notes		3.125%	05/15/21		1,490	1,485,813
U.S. Treasury Strips Coupon(e)(h)(j)		4.660%	11/15/22		37,000	24,055,698

TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $26,650,170)						26,107,202

				Shares
PREFFERED STOCK — 0.1%
Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $1,125,000)					45,000	1,250,100

TOTAL LONG-TERM INVESTMENTS (cost $1,372,497,381)						1,442,251,202

SHORT-TERM INVESTMENTS — 15.6%
AFFILATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (Note 4)(k) (cost $164,868,550)					16,668,202	150,013,818
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (Note 4)(k)(l) (cost $89,393,342; includes $75,764,335 of cash collateral received for securities on loan)					89,393,342	89,393,342

TOTAL SHORT-TERM INVESTMENTS (cost $254,261,892)						239,407,160

TOTAL INVESTMENTS(m) — 109.4% (cost $1,626,759,273)						1,681,658,362
LIABILITIES IN EXCESS OF OTHER ASSETS(n) — (9.4)%						(145,058,543)

NET ASSETS — 100.0%						$1,536,599,819

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg.-S	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso

SEE NOTES TO FINANCIAL STATEMENTS.

A41

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Lei
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand
BBR	New Zealand Bank Bill Rate
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.

(b)	Indicates a security that has been deemed illiquid.

(c)	Standard & Poor’s Rating.

(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $74,130,803; cash collateral of $75,764,335 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $13,347,953. The aggregate value of $13,762,227 is approximately 0.9% of net assets.

(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(i)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2011.

(j)	Rate shown reflects the effective yield at June 30, 2011.

(k)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)	As of June 30, 2011, 14 securities representing $30,225,346 and 2.0% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(n)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Long Positions:
811	2 Year U.S. Treasury Notes	Sep. 2011	$177,804,200	$177,887,781	$83,581
1,826	5 Year U.S. Treasury Notes	Sep. 2011	216,885,627	217,650,641	765,014
550	U.S. Long Bond	Sep. 2011	68,762,672	67,667,187	(1,095,485)
81	U.S. Ultra Bond	Sep. 2011	10,398,943	10,226,250	(172,693)

					(419,583)

Short Position:
862	10 Year U.S. Treasury Notes	Sep. 2011	106,967,447	105,446,844	1,520,603

					$1,101,020

SEE NOTES TO FINANCIAL STATEMENTS.

A42

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward currency contracts outstanding at June 30, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Australian Dollar expiring 07/21/11	Goldman Sachs Group LP	AUD	10,258	$10,849,853	$10,971,770	$121,917
Brazilian Real expiring 10/26/11	Citibank NA	BRL	5,109	3,081,200	3,188,304	107,104
Brazilian Real expiring 10/26/11	Citibank NA	BRL	3,852	2,317,300	2,403,925	86,625
Brazilian Real expiring 10/26/11	Morgan Stanley	BRL	12,843	7,662,942	8,015,394	352,452
Canadian Dollar expiring 07/20/11	Goldman Sachs Group LP	CAD	12,078	12,265,391	12,516,979	251,588
Canadian Dollar expiring 07/20/11	Morgan Stanley	CAD	3,003	3,063,583	3,112,435	48,852
Chilean Peso expiring 08/17/11	Citibank NA	CLP	1,077,524	2,310,300	2,291,684	(18,616)
Chilean Peso expiring 08/17/11	UBS AG	CLP	1,103,614	2,317,300	2,347,173	29,873
Chilean Peso expiring 09/08/11	Citibank NA	CLP	1,094,651	2,322,866	2,321,725	(1,141)
Colombian Peso expiring 12/06/11	Citibank NA	COP	4,436,129	2,300,300	2,493,308	193,008
Colombian Peso expiring 12/06/11	Citibank NA	COP	2,748,364	1,549,400	1,544,707	(4,693)
Colombian Peso expiring 12/06/11	UBS AG	COP	7,025,009	3,854,600	3,948,378	93,778
Czech Koruna expiring 07/22/11	Morgan Stanley	CZK	202,896	12,035,144	12,096,542	61,398
Euro expiring 07/25/11	Goldman Sachs Group LP	EUR	2,145	3,080,100	3,108,632	28,532
Euro expiring 07/25/11	JPMorgan Chase & Co.	EUR	2,148	3,085,100	3,113,377	28,277
Euro expiring 07/25/11	JPMorgan Chase & Co.	EUR	1,591	2,304,900	2,305,712	812
Euro expiring 07/25/11	Morgan Stanley	EUR	2,162	3,087,600	3,132,657	45,057
Euro expiring 07/25/11	Morgan Stanley	EUR	273	392,970	395,781	2,811
Hungarian Forint expiring 07/22/11	Citibank NA	HUF	422,882	2,304,900	2,301,416	(3,484)
Hungarian Forint expiring 07/22/11	JPMorgan Chase & Co.	HUF	2,094,884	11,145,373	11,400,821	255,448
Hungarian Forint expiring 07/22/11	JPMorgan Chase & Co.	HUF	261,458	1,389,400	1,422,911	33,511
Indian Rupee expiring 12/23/11	UBS AG	INR	142,545	3,098,800	3,089,381	(9,419)
Indonesian Rupiah expiring 09/28/11	UBS AG	IDR	39,859,269	4,581,525	4,579,946	(1,579)
Israeli New Shekel expiring 07/27/11	JPMorgan Chase & Co.	ILS	13,407	3,874,276	3,934,725	60,449
Japanese Yen expiring 07/25/11	Barclays Capital, Inc.	JPY	185,956	2,316,500	2,310,161	(6,339)
Japanese Yen expiring 07/25/11	Citibank NA	JPY	251,079	3,133,700	3,119,192	(14,508)
Malaysian Ringgit expiring 07/11/11	UBS AG	MYR	11,463	3,836,200	3,792,938	(43,262)
Malaysian Ringgit expiring 07/11/11	UBS AG	MYR	4,597	1,533,900	1,521,017	(12,883)
Malaysian Ringgit expiring 11/14/11	UBS AG	MYR	11,615	3,851,800	3,808,010	(43,790)
Malaysian Ringgit expiring 11/14/11	UBS AG	MYR	9,433	3,089,800	3,092,660	2,860
Mexican Nuevo Peso expiring 07/20/11	Citibank NA	MXN	27,356	2,313,900	2,332,242	18,342
Mexican Nuevo Peso expiring 07/20/11	Citibank NA	MXN	4,181	351,253	356,417	5,164
Mexican Nuevo Peso expiring 07/20/11	UBS AG	MXN	22,510	1,874,587	1,919,112	44,525
New Taiwan Dollar expiring 12/09/11	Bank of New York Mellon (The)	TWD	65,057	2,284,700	2,272,723	(11,977)
New Taiwan Dollar expiring 12/09/11	UBS AG	TWD	108,938	3,841,600	3,805,692	(35,908)
New Taiwan Dollar expiring 12/09/11	UBS AG	TWD	86,521	3,047,600	3,022,574	(25,026)
New Taiwan Dollar expiring 12/09/11	UBS AG	TWD	64,642	2,310,300	2,258,238	(52,062)
New Zealand Dollar expiring 07/21/11	Morgan Stanley	NZD	3,714	3,073,300	3,072,388	(912)
New Zealand Dollar expiring 07/21/11	UBS AG	NZD	13,462	10,888,802	11,136,855	248,053
Norwegian Krone expiring 07/22/11	Goldman Sachs Group LP	NOK	16,881	3,085,100	3,124,550	39,450
Norwegian Krone expiring 07/22/11	Morgan Stanley	NOK	83,930	15,126,857	15,534,952	408,095
Philippine Peso expiring 08/22/11	Citibank NA	PHP	129,833	2,983,973	2,981,664	(2,309)
Philippine Peso expiring 11/09/11	UBS AG	PHP	196,116	4,603,133	4,475,242	(127,891)
Polish Zloty expiring 07/22/11	Citibank NA	PLN	8,465	3,073,300	3,078,931	5,631
Polish Zloty expiring 07/22/11	Citibank NA	PLN	6,348	2,304,900	2,308,972	4,072
Polish Zloty expiring 07/22/11	Goldman Sachs Group LP	PLN	8,510	3,071,900	3,095,243	23,343
Polish Zloty expiring 07/22/11	JPMorgan Chase & Co.	PLN	11,033	3,947,773	4,013,109	65,336
Pound Sterling expiring 07/25/11	Morgan Stanley	GBP	1,889	3,065,652	3,030,828	(34,824)
Romanian New Lei expiring 07/22/11	Citibank NA	RON	4,560	1,542,600	1,557,112	14,512
Romanian New Lei expiring 07/22/11	JPMorgan Chase & Co.	RON	6,793	2,310,100	2,319,714	9,614
Romanian New Lei expiring 07/22/11	JPMorgan Chase & Co.	RON	6,776	2,315,000	2,313,907	(1,093)
Russian Rouble expiring 07/08/11	Goldman Sachs Group LP	RUB	88,273	3,046,000	3,158,389	112,389
Russian Rouble expiring 07/08/11	Goldman Sachs Group LP	RUB	25,734	845,270	920,765	75,495
Russian Rouble expiring 07/28/11	Citibank NA	RUB	85,310	3,075,900	3,046,085	(29,815)
Russian Rouble expiring 07/28/11	Citibank NA	RUB	65,320	2,315,500	2,332,328	16,828
Russian Rouble expiring 07/28/11	Citibank NA	RUB	65,297	2,317,300	2,331,493	14,193
Russian Rouble expiring 08/08/11	Citibank NA	RUB	65,517	2,331,100	2,336,619	5,519

SEE NOTES TO FINANCIAL STATEMENTS.

A43

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Russian Rouble expiring 08/08/11	Citibank NA	RUB	55,931	$1,978,400	$1,994,762	$16,362
Russian Rouble expiring 08/08/11	Morgan Stanley	RUB	25,734	844,022	917,798	73,776
Singapore Dollar expiring 07/21/11	Goldman Sachs Group LP	SGD	12,744	10,331,279	10,375,429	44,150
South African Rand expiring 07/27/11	Goldman Sachs Group LP	ZAR	48,243	6,995,179	7,106,341	111,162
South Korean Won expiring 07/21/11	Morgan Stanley	KRW	6,877,894	6,288,073	6,433,445	145,372
South Korean Won expiring 07/21/11	UBS AG	KRW	5,057,854	4,621,661	4,731,015	109,354
South Korean Won expiring 07/21/11	UBS AG	KRW	1,513,856	1,385,300	1,416,030	30,730
Swedish Krona expiring 07/22/11	Citibank NA	SEK	39,634	6,182,719	6,257,884	75,165
Swedish Krona expiring 07/22/11	Citibank NA	SEK	19,813	3,087,700	3,128,285	40,585
Swedish Krona expiring 07/22/11	Citibank NA	SEK	19,658	3,085,100	3,103,881	18,781
Swiss Franc expiring 07/22/11	Goldman Sachs Group LP	CHF	7,651	9,092,469	9,101,209	8,740
Swiss Franc expiring 07/22/11	Morgan Stanley	CHF	2,610	3,087,700	3,104,647	16,947
Turkish Lira expiring 07/27/11	Citibank NA	TRY	11,200	6,819,813	6,865,250	45,437

				277,183,838	280,353,781	3,169,943

Sale Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Australian Dollar expiring 07/21/11	UBS AG	AUD	2,942	$3,087,700	$3,146,833	$(59,133)
Canadian Dollar expiring 07/20/11	Morgan Stanley	CAD	4,458	4,609,900	4,619,947	(10,047)
Chilean Peso expiring 08/17/11	Citibank NA	CLP	1,460,606	3,096,800	3,106,425	(9,625)
Colombian Peso expiring 12/06/11	Citibank NA	COP	4,436,129	2,303,286	2,493,308	(190,022)
Czech Koruna expiring 07/22/11	Citibank NA	CZK	38,965	2,315,000	2,323,097	(8,097)
Euro expiring 07/25/11	Citibank NA	EUR	6,430	9,104,400	9,317,138	(212,738)
Euro expiring 07/25/11	JPMorgan Chase & Co.	EUR	6,328	9,102,226	9,169,270	(67,044)
Japanese Yen expiring 07/25/11	JPMorgan Chase & Co.	JPY	443,468	5,480,600	5,509,260	(28,660)
Malaysian Ringgit expiring 07/11/11	UBS AG	MYR	9,178	3,080,400	3,036,997	43,403
New Taiwan Dollar expiring 12/09/11	UBS AG	TWD	87,000	3,067,700	3,039,294	28,406
New Taiwan Dollar expiring 12/09/11	UBS AG	TWD	64,642	2,249,206	2,258,238	(9,032)
New Taiwan Dollar expiring 12/09/11	UBS AG	TWD	64,578	2,279,097	2,256,003	23,094
New Zealand Dollar expiring 07/21/11	JPMorgan Chase & Co.	NZD	4,794	3,883,249	3,966,141	(82,892)
Norwegian Krone expiring 07/22/11	Citibank NA	NOK	16,553	3,073,300	3,063,947	9,353
Norwegian Krone expiring 07/22/11	UBS AG	NOK	17,134	3,087,700	3,171,470	(83,770)
Polish Zloty expiring 07/22/11	Citibank NA	PLN	15,325	5,400,900	5,574,130	(173,230)
Pound Sterling expiring 07/25/11	Goldman Sachs Group LP	GBP	1,915	3,085,100	3,072,702	12,398
Romanian New Lei expiring 07/22/11	Citibank NA	RON	11,286	3,841,600	3,853,919	(12,319)
Russian Rouble expiring 07/08/11	Citibank NA	RUB	87,824	3,040,900	3,142,330	(101,430)
Russian Rouble expiring 07/08/11	Goldman Sachs Group LP	RUB	86,981	3,032,800	3,112,148	(79,348)
Russian Rouble expiring 07/28/11	Citibank NA	RUB	104,854	3,706,400	3,743,923	(37,523)
Russian Rouble expiring 08/08/11	Citibank NA	RUB	65,842	2,279,300	2,348,225	(68,925)
Russian Rouble expiring 08/08/11	Citibank NA	RUB	43,845	1,542,300	1,563,691	(21,391)
Swiss Franc expiring 07/22/11	Citibank NA	CHF	2,591	3,073,300	3,082,041	(8,741)
Swiss Franc expiring 07/22/11	Goldman Sachs Group LP	CHF	5,835	6,914,800	6,941,575	(26,775)
Turkish Lira expiring 07/27/11	Citibank NA	TRY	4,990	3,085,100	3,058,923	26,177
Turkish Lira expiring 07/27/11	Citibank NA	TRY	3,764	2,313,900	2,307,470	6,430
Turkish Lira expiring 07/27/11	Citibank NA	TRY	2,536	1,543,100	1,554,544	(11,444)

				$102,680,064	$103,832,989	(1,152,925)

						$2,017,018

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America NA(a)	06/09/14	$13,010	1.031%	3 month LIBOR	$16,885	$—	$16,885
Barclays Bank PLC(a)	04/27/16	6,600	2.368%	3 month LIBOR	(132,834)	—	(132,834)
Barclays Bank PLC(a)	06/21/16	6,900	1.870%	3 month LIBOR	37,108	—	37,108
Citibank NA(b)	05/15/18	32,230	2.526%	3 month LIBOR	(386,480)	—	(386,480)

SEE NOTES TO FINANCIAL STATEMENTS.

A44

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(b)	05/15/18		$33,770	2.510%	3 month LIBOR	$(439,886)	$—	$(439,886)
Morgan Stanley Capital Services, Inc.(b)	12/14/20		16,100	4.910%	3 month LIBOR	178,894	—	178,894
Morgan Stanley Capital Services, Inc.(b)	06/08/21		20,500	4.640%	3 month LIBOR	(91,232)	—	(91,232)
Citibank NA(b)	03/15/16	CZK	130,000	2.865%	3 month PRIBOR	154,826	—	154,826
Barclays Bank PLC(b)	06/20/21	NZD	5,100	4.980%	3 month BBR	(51,150)	—	(51,150)
Barclays Bank PLC(b)	04/26/16	PLN	33,600	5.665%	6 month WIBOR	231,460	—	231,460
Barclays Bank PLC(b)	05/17/16	PLN	22,600	5.520%	6 month WIBOR	97,989	—	97,989
Barclays Bank PLC(b)	06/17/16	ZAR	54,700	7.580%	3 month JIBAR	1,799	—	1,799

						$(382,621)	$—	$(382,621)

(a)	Portfolio pays the fixed rate and receives the floating rate.

(b)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding as of June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1):
Citibank NA	06/20/14	$4,800	1.000%	Viacom, Inc., 4.625%, due 05/15/18	$(83,283)	$224,249	$(307,532)
Citibank NA	03/20/12	6,900	5.000%	XL Group PLC, 5.250%, due 09/15/14	(246,482)	(100,796)	(145,686)
Credit Suisse International	06/20/14	2,500	1.000%	Centex Corp., 5.250%, due 06/15/15	41,656	(10,357)	52,013
Credit Suisse International	12/20/12	1,500	1.000%	GATX Financial Corp., 5.500%, due 02/15/12	(9,342)	7,411	(16,753)
Credit Suisse International	03/20/15	4,695	1.000%	Toll Brothers Financial Corp., 5.150%, due 05/15/15	75,964	27,283	48,681
Deutsche Bank AG	03/20/18	3,700	3.700%	American International Group, Inc., 6.250%, due 05/01/36	(305,390)	—	(305,390)
Deutsche Bank AG	03/20/12	1,100	5.000%	Gannett Co., Inc., 6.375%, due 04/01/12	(37,614)	(8,715)	(28,899)
Deutsche Bank AG	12/20/12	7,800	1.000%	Macy’s Retail Holdings, Inc., 8.000%, due 07/15/12	(83,234)	145,655	(228,889)
Deutsche Bank AG	09/20/13	2,600	1.000%	Masco Corp., 6.125%, due 10/03/16	17,216	54,685	(37,469)
Deutsche Bank AG	06/20/13	3,750	1.000%	Qwest Corp., 7.200%, due 11/10/26	(26,935)	37,198	(64,133)
Deutsche Bank AG	06/20/14	7,000	1.000%	R.R. Donnelley & Sons Co., 4.950%, due 04/01/14	206,435	335,330	(128,895)
Deutsche Bank AG	06/20/13	6,600	1.000%	Sealed Air Corp., 5.625%, due 07/15/13	18,109	55,650	(37,541)
Deutsche Bank AG	03/20/14	980	7.050%	Starwood Hotels & Resorts Holdings, Inc., 7.875%, due 05/01/12	(164,838)	—	(164,838)
Goldman Sachs International, Inc.	03/20/14	3,400	0.700%	Duke Energy Corp., 5.650%, due 06/15/13	(47,145)	—	(47,145)
JPMorgan Chase Bank	09/20/16	4,750	1.000%	R.R. Donnelley & Sons Co., 4.950%, due 04/01/14	507,137	441,283	65,854
JPMorgan Chase Bank	06/20/14	4,150	5.000%	SLM Corp., 5.125%, due 08/27/12	(344,116)	481,431	(825,547)
JPMorgan Chase Bank	09/20/19	4,400	1.000%	Westvaco Corp., 7.950%, due 02/15/31	302,930	71,216	231,714

					$(178,932)	$1,761,523	$(1,940,455)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#(2)		Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
Credit Default Swaps on Credit Indices—Buy Protection(1):
Citibank NA	12/20/15		$3,500	5.000%	CDX.NA.HY.15.V1, 0.000%, due 12/20/15	$(117,696)	$(104,870)	$(12,826)
Morgan Stanley Capital Services, Inc.	06/20/13	EUR	3,700	1.650%	Itraxx Euro, 0.000%, due 06/20/13	(99,151)	(68,627)	(30,524)

						$(216,847)	$(173,497)	$(43,350)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$67,697,547	$61,632,497
Residential Mortgage-Backed Securities	—	69,803,445	—
Bank Loans	—	17,894,474	7,609,598
Collateralized Mortgage Obligations	—	4,218,063	—
Commercial Mortgage-Backed Securities	—	277,627,754	—
Corporate Bonds	—	687,039,870	—
Foreign Agencies	—	37,655,283	—
Mortgage-Backed Securities	—	131,606,043	—
Municipal Bonds	—	16,755,305	—
Sovereigns	—	33,715,274	1,134,414
U.S. Government Agency Obligation	—	504,333	—
U.S. Government Treasury Securities	—	26,107,202	—
Preferred Stock	1,250,100	—	—
Affiliated Mutual Funds	239,407,160	—	—
Other Financial Instruments*
Futures Contracts	1,101,020	—	—
Forward Currency Contracts	—	2,017,018	—
Interest Rate Swap Agreements	—	(382,621)	—
Credit Default Swap Agreements	—	(1,936,660)	(47,145)

Total	$241,758,280	$1,370,322,330	$70,329,364

SEE NOTES TO FINANCIAL STATEMENTS.

A46

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage-Backed Securities	Bank Loans	Sovereigns	Credit Default Swaps
Balance as of 12/31/10	$55,732,296	$7,221,737	$1,185,799	$(47,359)
Realized gain (loss)	86,331	15,691	—	— **
Change in unrealized appreciation (depreciation)***	1,202,938	131,250	2,851	214
Purchases	16,697,069	461,883	—	—
Sales	(12,327,154)	(4,909,566)	(77,092)	—
Accrued discount/premium	241,017	9,944	22,856	—
Transfers into Level 3	—	8,798,659	—	—
Transfers out of Level 3	—	(4,120,000)	—	—

Balance as of 06/30/11	$61,632,497	$7,609,598	$1,134,414	$(47,145)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized loss incurred during the period for other financial instruments was $(12,032).

***	Of which, $1,301,920 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 7 bank loans transferred from Level 2 into Level 3 as a result of using a single broker quote and 1 bank loan transferred from Level 3 into Level 2 as a result of no longer using a single broker quote.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 was as follows:

Commercial Mortgage-Backed Securities	18.1%
Affiliated Mutual Funds (including 4.9% of collateral received for securities on loan)	15.6
Mortgage-Backed Securities	8.6
Banking	8.5
Non-Residential Mortgage-Backed Securities	8.4
Residential Mortgage-Backed Securities	4.5
Media & Entertainment	3.5
Non-Captive Finance	3.2
Insurance	2.8
Telecommunications	2.6
Foreign Agencies	2.4
Cable	2.3
Sovereigns	2.3
Electric	2.2
Metals	2.1
Foods	2.0
Technology	1.9
U.S. Government Treasury Securities	1.7
Energy – Other	1.4
Chemicals	1.3
Real Estate Investment Trusts	1.2
Capital Goods	1.1

Healthcare Insurance	1.1%
Municipal Bonds	1.1
Paper	1.1
Retailers	1.1
Building Materials & Construction	0.9
Lodging	0.9
Pipelines & Other	0.9
Gaming	0.7
Energy – Integrated	0.6
Healthcare & Pharmaceutical	0.6
Airlines	0.5
Automotive	0.4
Consumer	0.4
Packaging	0.4
Tobacco	0.4
Collateralized Mortgage Obligations	0.3
Aerospace & Defense	0.2
Railroads	0.1

109.4
Liabilities in excess of other assets	(9.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A47

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$1,881,391		Premium received for swap agreements	$293,365
Credit contracts	Unrealized appreciation on swap agreements	398,262		Unrealized depreciation on swap agreements	2,382,067
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	3,800,735		Unrealized depreciation on forward currency contracts	1,783,717
Interest rate contracts	Due to broker — variation margin	2,369,198	*	Due to broker — variation margin	1,268,178	*
Interest rate contracts	Unrealized appreciation on swap agreements	718,961		Unrealized depreciation on swap agreements	1,101,582

Total		$9,168,547			$6,828,909

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Options	Written Options	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(1,263,837)	$(1,263,837)
Foreign exchange contracts	—	—	—	9,050,223	—	9,050,223
Interest rate contracts	(87,617)	1,333,657	9,990,477	—	584,552	11,821,069

Total	$(87,617)	$1,333,657	$9,990,477	$9,050,223	$(679,285)	$19,607,455

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Options	Written Options	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$900,178	$900,178
Foreign exchange contracts	—	—	—	(125,334)	—	(125,334)
Interest rate contracts	(53,547)	(1,287,923)	1,613,201	—	(640,659)	(368,928)

Total	$(53,547)	$(1,287,923)	$1,613,201	$(125,334)	$259,519	$405,916

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)
$393,848,187	$52,001,156	$245,269,160	$96,688,479

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$124,582	$114,978

SEE NOTES TO FINANCIAL STATEMENTS.

A48

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2011

ASSETS
Investments, at value including securities on loan of $74,130,803:
Unaffiliated investments (cost $1,372,497,381)	$1,442,251,202
Affiliated investments (cost $254,261,892)	239,407,160
Cash	145,153
Foreign currency, at value (cost $171,260)	171,260
Receivable for investments sold	108,646,407
Dividends and interest receivable	14,867,604
Unrealized appreciation on forward currency contracts	3,800,735
Premium paid for swap agreements	1,881,391
Unrealized appreciation on swap agreements	1,117,223
Receivable for Series shares sold	36,032
Prepaid expenses	1,720

Total Assets	1,812,325,887

LIABILITIES
Payable for investments purchased	192,710,211
Collateral for securities on loan	75,764,335
Unrealized depreciation on swap agreements	3,483,649
Unrealized depreciation on forward currency contracts	1,783,717
Management fee payable	506,401
Payable for Series shares repurchased	435,688
Due to broker—variation margin	400,505
Accrued expenses and other liabilities	342,474
Premium received for swap agreements	293,365
Deferred trustees’ fees	4,797
Affiliated transfer agent fee payable	926

Total Liabilities	275,726,068

NET ASSETS	$1,536,599,819

Net assets were comprised of:
Paid-in capital	$1,441,909,019
Retained earnings	94,690,800

Net assets, June 30, 2011	$1,536,599,819

Net asset value and redemption price per share, $1,536,599,819 / 131,994,925 outstanding shares of beneficial interest	$11.64

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Interest	$37,079,728
Affiliated dividend income	1,073,680
Affiliated income from securities loaned, net	68,133
Unaffiliated dividend income	50,449

38,271,990

EXPENSES
Management fee	3,030,576
Custodian’s fees and expenses	137,000
Shareholders’ reports	33,000
Audit fee	18,000
Trustees’ fees	12,000
Insurance expenses	10,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Legal fees and expenses	5,000
Commitment fee on syndicated credit agreement	4,000
Miscellaneous	4,322

Total expenses	3,259,898

NET INVESTMENT INCOME	35,012,092

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	11,531,792
Futures transactions	9,990,477
Swap agreement transactions	(679,285)
Foreign currency transactions	7,344,350
Written options transactions	1,333,657

29,520,991

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $166,682)	(167,721)
Futures	1,613,201
Swap agreements	259,519
Foreign currencies	(116,408)
Written Options	(1,287,923)

300,668

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	29,821,659

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,833,751

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$35,012,092	$65,361,314
Net realized gain on investments, swaps and foreign currencies	29,520,991	35,344,819
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	300,668	44,388,675

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	64,833,751	145,094,808

DISTRIBUTIONS	(68,564,487)	(80,204,850)

SERIES SHARE TRANSACTIONS:
Series shares sold [844,036 and 10,945,584 shares, respectively]	10,007,439	126,200,132
Series shares issued in reinvestment of distributions [5,860,319 and 7,014,688 shares, respectively]	68,564,487	80,204,850
Series shares repurchased [5,179,784 and 9,638,967 shares, respectively]	(61,166,968)	(111,838,362)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	17,404,958	94,566,620

TOTAL INCREASE IN NET ASSETS	13,674,222	159,456,578
NET ASSETS:
Beginning of period	1,522,925,597	1,363,469,019

End of period	$1,536,599,819	$1,522,925,597

SEE NOTES TO FINANCIAL STATEMENTS.

A49

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 5.0%
Boeing Co. (The)	223,162	$16,498,367
Northrop Grumman Corp.(a)	509,572	35,338,818
Precision Castparts Corp.(a)	292,709	48,194,537
Raytheon Co.	679,732	33,884,640
United Technologies Corp.	411,599	36,430,627

		170,346,989

Airlines — 0.5%
United Continental Holdings, Inc.*(a)	809,133	18,310,680

Auto Components — 1.9%
BorgWarner, Inc.*(a)	261,373	21,116,325
Lear Corp.	800,756	42,824,431

		63,940,756

Automobiles — 1.0%
General Motors Co.*(a)	1,156,694	35,117,230

Biotechnology — 1.0%
Celgene Corp.*	541,589	32,668,648

Capital Markets — 2.8%
Bank of New York Mellon Corp. (The)	1,194,178	30,594,841
Goldman Sachs Group, Inc. (The)	267,715	35,630,189
Morgan Stanley	1,228,800	28,274,688

		94,499,718

Chemicals — 3.3%
E.I. du Pont de Nemours & Co.	620,318	33,528,188
Monsanto Co.	591,127	42,880,352
Mosaic Co. (The)	529,167	35,840,481

		112,249,021

Commercial Banks — 1.1%
Wells Fargo & Co.	1,303,960	36,589,118

Communications Equipment — 3.2%
Juniper Networks, Inc.*	980,040	30,871,260
Motorola Mobility Holdings, Inc.*(a)	1,079,324	23,788,301
QUALCOMM, Inc.	996,889	56,613,326

		111,272,887

Computers & Peripherals — 4.7%
Apple, Inc.*	254,160	85,313,887
EMC Corp.*(a)	1,847,358	50,894,713
NetApp, Inc.*(a)	502,036	26,497,460

		162,706,060

Consumer Finance — 2.2%
American Express Co.	1,465,313	75,756,682

Diversified Financial Services — 1.7%
Citigroup, Inc.	588,946	24,523,711
JPMorgan Chase & Co.	829,000	33,939,260

		58,462,971

Electronic Equipment & Instruments — 1.2%
Flextronics International Ltd. (Singapore)*	6,579,992	42,243,549

Energy Equipment & Services — 4.3%
Halliburton Co.	663,035	33,814,785
National Oilwell Varco, Inc.	715,285	55,942,440

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services (continued)
Schlumberger Ltd. (Netherlands)	671,067	$57,980,189

		147,737,414

Food & Staples Retailing — 3.0%
Costco Wholesale Corp.	492,163	39,983,322
CVS Caremark Corp.	817,329	30,715,224
Wal-Mart Stores, Inc.(a)	594,221	31,576,904

		102,275,450

Food Products — 5.5%
Bunge Ltd. (Bermuda)(a)	633,757	43,697,545
Kraft Foods, Inc. (Class A Stock)	1,073,169	37,807,744
Mead Johnson Nutrition Co.	556,839	37,614,475
Smithfield Foods, Inc.*	1,410,500	30,847,635
Tyson Foods, Inc. (Class A Stock)	2,001,905	38,876,995

		188,844,394

Healthcare Providers & Services — 1.1%
Express Scripts, Inc.*	682,307	36,830,932

Hotels, Restaurants & Leisure — 1.9%
Chipotle Mexican Grill, Inc. (Class A Stock)*	87,969	27,111,166
Starbucks Corp.	959,073	37,873,793

		64,984,959

Independent Power Producers & Energy Traders — 1.2%
Calpine Corp.*	2,454,230	39,586,730

Insurance — 0.9%
MetLife, Inc.	721,052	31,632,551

Internet & Catalog Retail — 2.5%
Amazon.com, Inc.*(a)	413,212	84,497,722

Internet Software & Services — 4.2%
Baidu, Inc., ADR (Cayman Islands)*	408,644	57,263,284
Google, Inc. (Class A Stock)*	99,541	50,405,571
IAC/InterActiveCorp*(a)	926,251	35,355,001

		143,023,856

IT Services — 2.9%
International Business Machines Corp.	299,548	51,387,460
MasterCard, Inc. (Class A Stock)	161,695	48,725,171

		100,112,631

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.*(a)	684,855	35,002,939

Machinery — 1.6%
Ingersoll-Rand PLC (Ireland)(a)	1,218,283	55,322,231

Media — 5.1%
Comcast Corp. (Class A Stock)	1,976,764	50,091,200
Liberty Global, Inc. (Class C Stock)*	792,756	33,850,681
Viacom, Inc. (Class B Stock)	863,067	44,016,417
Walt Disney Co. (The)(a)	1,209,909	47,234,847

		175,193,145

Metals & Mining — 2.5%
Freeport-McMoRan Copper & Gold, Inc.	719,730	38,073,717
Goldcorp, Inc. (Canada)	351,066	16,945,956
Kinross Gold Corp. (Canada)	1,983,500	31,339,300

		86,358,973

SEE NOTES TO FINANCIAL STATEMENTS.

A50

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Multi-Utilities — 1.1%
National Grid PLC, ADR (United Kingdom)(a)	763,653	$37,747,368

Oil, Gas & Consumable Fuels — 9.6%
Anadarko Petroleum Corp.	514,712	39,509,293
Apache Corp.	264,348	32,617,900
Hess Corp.	333,873	24,960,345
Marathon Oil Corp.	758,631	39,964,681
Noble Energy, Inc.	422,056	37,828,879
Occidental Petroleum Corp.	833,737	86,741,998
Southwestern Energy Co.*	819,620	35,145,306
Suncor Energy, Inc. (Canada)	815,514	31,962,703

		328,731,105

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	308,142	32,413,457

Pharmaceuticals — 5.5%
Allergan, Inc.	458,075	38,134,744
Novo Nordisk A/S, ADR (Denmark)	208,019	26,060,620
Pfizer, Inc.	1,798,734	37,053,920
Sanofi, ADR (France)(a)	660,780	26,543,532
Shire PLC, ADR (United Kingdom)(a)	390,318	36,771,859
Teva Pharmaceutical Industries Ltd., ADR (Israel)	501,853	24,199,352

		188,764,027

Road & Rail — 0.8%
CSX Corp.	990,354	25,967,082

Semiconductors & Semiconductor Equipment — 0.8%
Avago Technologies Ltd. (Singapore)	763,226	29,002,588

Software — 6.4%
CA, Inc.(a)	1,982,675	45,284,297
Oracle Corp.	1,768,431	58,199,064
Red Hat, Inc.*(a)	465,535	21,368,056
Salesforce.com, Inc.*(a)	208,317	31,035,067
VMware, Inc. (Class A Stock)*(a)	620,182	62,160,842

		218,047,326

Specialty Retail — 1.0%
Staples, Inc.	2,120,704	33,507,123

Textiles, Apparel & Luxury Goods — 5.2%
Coach, Inc.	621,242	39,716,001
Lululemon Athletica, Inc.*	153,036	17,112,486
LVMH Moet Hennessy Louis Vuitton SA, ADR (France)	744,908	26,920,975
NIKE, Inc. (Class B Stock)	549,297	49,425,744
Polo Ralph Lauren Corp.	326,598	43,310,161

		176,485,367

Wireless Telecommunication Services — 0.8%
NII Holdings, Inc.*	676,990	28,690,836

TOTAL LONG-TERM INVESTMENTS (cost $2,527,833,491)		3,404,924,515

SHORT-TERM INVESTMENT — 7.5%
	Shares	Value (Note 2)

Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $258,237,333; includes $237,133,097 of cash collateral for securities on loan)(b)(w)(Note 4)	258,237,333	$258,237,333

TOTAL INVESTMENTS — 106.9% (cost $2,786,070,824)		3,663,161,848
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(237,641,024)

NET ASSETS — 100.0%		$3,425,520,824

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $234,721,682; cash collateral of $237,133,097 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,404,924,515	$—	$—
Affiliated Money Market Mutual Fund	258,237,333	—	—

Total	$3,663,161,848	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A51

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Oil, Gas & Consumable Fuels	9.6%
Affiliated Money Market Mutual Fund (6.9% represents investments purchased with collateral from securities on loan)	7.5
Software	6.4
Food Products	5.5
Pharmaceuticals	5.5
Textiles, Apparel & Luxury Goods	5.2
Media	5.1
Aerospace & Defense	5.0
Computers & Peripherals	4.7
Energy Equipment & Services	4.3
Internet Software & Services	4.2
Chemicals	3.3
Communications Equipment	3.2
Food & Staples Retailing	3.0
IT Services	2.9
Capital Markets	2.8
Metals & Mining	2.5
Internet & Catalog Retail	2.5

Consumer Finance	2.2%
Hotels, Restaurants & Leisure	1.9
Auto Components	1.9
Diversified Financial Services	1.7
Machinery	1.6
Electronic Equipment & Instruments	1.2
Independent Power Producers & Energy Traders	1.2
Multi-Utilities	1.1
Healthcare Providers & Services	1.1
Commercial Banks	1.1
Automobiles	1.0
Life Sciences Tools & Services	1.0
Specialty Retail	1.0
Biotechnology	1.0
Personal Products	0.9
Insurance	0.9
Semiconductors & Semiconductor Equipment	0.8
Wireless Telecommunication Services	0.8
Road & Rail	0.8
Airlines	0.5

106.9
Liabilities in excess of other assets	(6.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A52

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS
Investments at value, including securities on loan of $234,721,682:
Unaffiliated investments (cost $2,527,833,491)	$3,404,924,515
Affiliated investments (cost $258,237,333)	258,237,333
Cash	683,612
Receivable for investments sold	9,784,678
Dividends receivable	3,563,010
Receivable for Series shares sold	15,959
Prepaid expenses	3,389

Total Assets	3,677,212,496

LIABILITIES
Collateral for securities on loan	237,133,097
Payable for investments purchased	12,364,756
Management fee payable	1,221,346
Payable for Series shares repurchased	728,151
Accrued expenses and other liabilities	241,338
Deferred trustees’ fees	1,285
Affiliated transfer agent fees payable	926
Distribution fee payable	483
Administration fee payable	290

Total Liabilities	251,691,672

NET ASSETS	$3,425,520,824

Net assets were comprised of:
Paid-in capital	$2,941,254,194
Retained earnings	484,266,630

Net assets, June 30, 2011	$3,425,520,824

Class I:
Net asset value and redemption price per share, $3,423,075,483 / 130,550,436 outstanding shares of beneficial interest	$26.22

Class II:
Net asset value and redemption price per share, $2,445,341 / 92,071 outstanding shares of beneficial interest	$26.56

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $124,193 foreign withholding tax)	$17,844,905
Affiliated income from securities lending, net	136,666
Affiliated dividend income	55,733

18,037,304

EXPENSES
Management fee	7,587,285
Distribution fee—Class II	2,824
Administration fee—Class II	1,695
Shareholders’ reports	311,000
Custodian’s fees and expenses	190,000
Insurance expenses	20,000
Trustees’ fees	20,000
Audit fee	11,000
Legal fees and expenses	7,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Miscellaneous	7,896

Total expenses	8,170,700

NET INVESTMENT INCOME	9,866,604

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	155,820,426
Foreign currency transactions	4,290

155,824,716

Net change in unrealized appreciation (depreciation) on:
Investments	52,328,606
Foreign currencies	(782)

52,327,824

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	208,152,540

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$218,019,144

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$9,866,604	$22,114,154
Net realized gain on investment and foreign currency transactions	155,824,716	255,826,765
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	52,327,824	77,326,344

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	218,019,144	355,267,263

DISTRIBUTIONS
Class I	(22,097,344)	(24,392,657)
Class II	(4,010)	(1,854)

TOTAL DISTRIBUTIONS	(22,101,354)	(24,394,511)

SERIES SHARE TRANSACTIONS (NOTE 7):
Series shares sold	10,000,112	22,052,724
Series shares issued in reinvestment of distributions	22,101,354	24,394,511
Series shares repurchased	(128,743,876)	(246,614,547)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(96,642,410)	(200,167,312)

TOTAL INCREASE IN NET ASSETS	99,275,380	130,705,440
NET ASSETS:
Beginning of period	3,326,245,444	3,195,540,004

End of period	$3,425,520,824	$3,326,245,444

SEE NOTES TO FINANCIAL STATEMENTS.

A53

FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 94.8%
COMMON STOCKS — 60.9%	Shares	Value (Note 2)

Aerospace & Defense — 1.3%
BAE Systems PLC (United Kingdom)	22,794	$116,518
Cubic Corp.	15,600	795,444
European Aeronautic Defense and Space Co. NV (France)	3,144	105,228
General Dynamics Corp.	177,100	13,197,492
Honeywell International, Inc.	26,300	1,567,217
ITT Corp.(a)	89,900	5,297,807
Lockheed Martin Corp.(a)	39,500	3,198,315
Northrop Grumman Corp.	52,100	3,613,135
Safran SA (France)	5,113	218,362
Singapore Technologies Engineering Ltd. (Singapore)	4,000	9,822
United Technologies Corp.	156,200	13,825,262

		41,944,602

Air Freight & Logistics — 0.6%
FedEx Corp.	77,700	7,369,845
United Parcel Service, Inc. (Class B Stock)	167,200	12,193,896

		19,563,741

Airlines
Deutsche Lufthansa AG (Germany)	2,088	45,495

Auto Components — 0.1%
Cie Generale des Etablissements Michelin (France) (Class B Stock)	2,361	230,903
Continental AG (Germany)(b)	341	35,827
NHK Spring Co. Ltd. (Japan)	5,000	51,130
Pirelli & C SpA (Italy)	13,561	146,509
TRW Automotive Holdings Corp.(b)	58,800	3,470,964

		3,935,333

Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	1,424	142,094
Daimler AG (Germany)	2,116	159,257
Ford Motor Co.(b)	959,700	13,234,263
Honda Motor Co. Ltd. (Japan)	1,000	38,527
Nissan Motor Co. Ltd. (Japan)	3,900	40,986
Peugeot SA (France)	4,323	193,525
Porsche Automobil Holding SE (Germany)	322	25,542
Renault SA (France)	1,348	79,923
Toyota Motor Corp. (Japan)	1,800	74,123
Volkswagen AG (Germany)	89	16,352

		14,004,592

Beverages — 1.2%
Anheuser-Busch InBev NV (Belgium)	999	57,948
Coca-Cola Amatil Ltd. (Australia)	6,750	82,821
Coca-Cola Co. (The)	277,700	18,686,433
Coca-Cola Enterprises, Inc.	144,400	4,213,592
Constellation Brands, Inc. (Class A Stock)(b)	81,900	1,705,158
Diageo PLC (United Kingdom)	5,047	103,116
Heineken Holding NV (Netherlands)	295	15,093
Heineken NV (Netherlands)	1,755	105,542
Molson Coors Brewing Co. (Class B Stock)	11,500	514,510

COMMON STOCKS (continued)	Shares	Value (Note 2)

Beverages (continued)
PepsiCo, Inc.	173,520	$12,221,014
SABMiller PLC (United Kingdom)	1,781	64,929

		37,770,156

Biotechnology — 0.8%
Amgen, Inc.(b)	159,708	9,318,962
Biogen Idec, Inc.(b)	43,900	4,693,788
Celgene Corp.(b)	183,000	11,038,560

		25,051,310

Building Products
Armstrong World Industries, Inc.(a)	24,800	1,129,888
Asahi Glass Co. Ltd. (Japan)	5,000	58,511
Cie de Saint-Gobain (France)	3,496	226,390
Geberit AG (Switzerland)	51	12,084

		1,426,873

Capital Markets — 1.0%
3i Group PLC (United Kingdom)	15,778	71,183
BlackRock, Inc. (Class A Stock)	18,500	3,548,485
Credit Suisse Group AG (Switzerland)	2,510	97,623
Deutsche Bank AG (Germany)	5,237	309,475
Goldman Sachs Group, Inc. (The)	115,300	15,345,277
Macquarie Group Ltd. (Australia)	1,017	34,309
Morgan Stanley	563,590	12,968,206
TICC Capital Corp.	16,900	162,240
UBS AG (Switzerland)(b)	10,434	190,251

		32,727,049

Chemicals — 1.5%
Asahi Kasei Corp. (Japan)	29,000	195,432
BASF SE (Germany)	3,028	296,705
Cabot Corp.	31,500	1,255,905
CF Industries Holdings, Inc.	84,400	11,956,948
Dow Chemical Co. (The)	204,200	7,351,200
E.I. du Pont de Nemours & Co.	109,600	5,923,880
Eastman Chemical Co.	49,400	5,042,258
HB Fuller Co.	27,900	681,318
JSR Corp. (Japan)	1,700	32,951
K+S AG (Germany)	1,577	121,206
Kaneka Corp. (Japan)	3,000	19,712
Koninklijke DSM NV (Netherlands)	337	21,872
Kuraray Co. Ltd. (Japan)	4,000	58,600
Lanxess AG (Germany)	779	63,940
Linde AG (Germany)	308	54,000
LSB Industries, Inc.(b)	13,100	562,252
Mitsubishi Chemical Holdings Corp. (Japan)	2,000	14,172
Mosaic Co. (The)	135,900	9,204,507
Rockwood Holdings, Inc.(b)	30,600	1,691,874
Syngenta AG (Switzerland)	730	246,416
Teijin Ltd. (Japan)	2,000	8,816
Tosoh Corp. (Japan)	26,000	104,407
TPC Group, Inc.(b)	19,700	772,634
Umicore SA (Belgium)	617	33,651
Wacker Chemie AG (Germany)	264	57,082
Westlake Chemical Corp.	8,400	435,960
Yara International ASA (Norway)	1,593	89,672

		46,297,370

SEE NOTES TO FINANCIAL STATEMENTS.

A54

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Banks — 2.2%
Aozora Bank Ltd. (Japan)(a)	36,000	$83,449
Australia & New Zealand Banking Group Ltd. (Australia)	7,578	179,635
Banco Bilbao Vizcaya Argentaria SA (Spain)	5,384	63,164
Banco Santander SA (Spain)	10,214	117,947
Bank Hapoalim BM (Israel)(b)	2,435	12,111
Barclays PLC (United Kingdom)	22,024	90,649
Bendigo and Adelaide Bank Ltd. (Australia)	5,887	56,138
BNP Paribas (France)	2,945	227,330
Chiba Bank Ltd. (The) (Japan)	4,000	25,033
Commerzbank AG (Germany)(b)	23,566	101,464
Commonwealth Bank of Australia (Australia)	6,454	363,490
Dexia SA (Belgium)(b)	5,746	17,890
DnB NOR ASA (Norway)	2,889	40,268
Fifth Third Bancorp	404,200	5,153,550
HSBC Holdings PLC (United Kingdom)	26,175	259,788
Huntington Bancshares, Inc.	393,800	2,583,328
KBC Groep NV (Belgium)(a)	4,329	170,127
Mitsubishi UFJ Financial Group, Inc. (Japan)	56,900	277,293
Mizrahi Tefahot Bank Ltd. (Israel)	2,604	27,563
Mizuho Financial Group, Inc. (Japan)	43,900	72,155
National Australia Bank Ltd. (Australia)	2,733	75,560
Natixis (France)	31,397	157,536
Nordea Bank AB (Sweden)	19,188	206,283
PNC Financial Services Group, Inc.	220,800	13,161,888
Resona Holdings, Inc. (Japan)	3,000	14,115
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	20,591	168,304
Societe Generale (France)	2,989	177,369
Sumitomo Mitsui Financial Group, Inc. (Japan)	8,800	271,345
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	15,000	52,211
SunTrust Banks, Inc.	79,500	2,051,100
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,816	56,014
Swedbank AB (Sweden) (Class A Stock)	10,485	176,209
U.S. Bancorp	394,032	10,051,756
Wells Fargo & Co.	1,131,012	31,736,197
Westpac Banking Corp. (Australia)	6,709	160,960
Yamaguchi Financial Group, Inc. (Japan)	2,000	18,659

		68,457,878

Commercial Services & Supplies
Babcock International Group PLC (United Kingdom)	1,297	14,821
Brambles Ltd. (Australia)	3,525	27,407

		42,228

COMMON STOCKS (continued)	Shares	Value (Note 2)

Communications Equipment — 1.2%
Cisco Systems, Inc.	1,019,500	$15,914,395
Echostar Corp. (Class A Stock)(b)	31,800	1,158,474
F5 Networks, Inc.(b)	22,200	2,447,550
Motorola Solutions, Inc.(b)	67,700	3,116,908
Nokia OYJ (Finland)	5,640	36,560
Plantronics, Inc.	20,900	763,477
QUALCOMM, Inc.	231,100	13,124,169

		36,561,533

Computers & Peripherals — 2.8%
Apple, Inc.(b)	170,400	57,198,168
Dell, Inc.(b)	602,400	10,042,008
Hewlett-Packard Co.	439,365	15,992,886
SanDisk Corp.(b)	77,500	3,216,250
Toshiba Corp. (Japan)	33,000	173,987
Western Digital Corp.(b)	36,000	1,309,680

		87,932,979

Construction & Engineering
ACS Actividades de Construccion y Servicios SA (Spain)	1,018	48,008
Balfour Beatty PLC (United Kingdom)	12,829	63,520
Chicago Bridge & Iron Co. NV (Class Y Stock)	9,800	381,220
JGC Corp. (Japan)	5,000	136,986
Vinci SA (France)	465	29,785

		659,519

Construction Materials
Boral Ltd. (Australia)	15,453	73,265
CRH PLC (Ireland)	1,308	28,964

		102,229

Consumer Finance — 0.6%
American Express Co.	23,500	1,214,950
Capital One Financial Corp.	176,100	9,099,087
Discover Financial Services	256,600	6,864,050
SLM Corp.	95,100	1,598,631

		18,776,718

Containers & Packaging — 0.1%
Ball Corp.	57,300	2,203,758

Distributors — 0.2%
Genuine Parts Co.(a)	96,400	5,244,160
LKQ Corp.(b)	28,700	748,783

		5,992,943

Diversified Financial Services — 2.5%
Bank of America Corp.	1,530,382	16,772,987
Citigroup, Inc.	620,950	25,856,358
ING Groep NV (Netherlands)(b)	22,403	275,790
Investor AB (Sweden) (Class B Stock)	1,668	38,238
JPMorgan Chase & Co.	908,094	37,177,368
Kinnevik Investment AB (Sweden) (Class B Stock)	4,092	90,894
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	860	33,283
ORIX Corp. (Japan)	1,710	166,335

SEE NOTES TO FINANCIAL STATEMENTS.

A55

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Financial Services (continued)
Pargesa Holding SA (Switzerland)	211	$19,550
Pohjola Bank PLC (Finland) (Class A Stock)	1,995	25,806

		80,456,609

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	1,142,047	35,871,696
BT Group PLC (United Kingdom)	22,210	71,827
France Telecom SA (France)	4,928	104,802
Inmarsat PLC (United Kingdom)	8,428	75,208
Koninklijke KPN NV (Netherlands)	2,540	36,944
Nippon Telegraph & Telephone Corp. (Japan)	4,900	236,336
Swisscom AG (Switzerland)	98	44,935
Telecom Italia SpA (Italy)	81,991	114,084
Telefonica SA (Spain)	10,977	268,384
TeliaSonera AB (Sweden)	4,550	33,378
Telstra Corp. Ltd. (Australia)	21,779	67,676
Verizon Communications, Inc.	283,588	10,557,981

		47,483,251

Electric Utilities — 0.7%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	4,000	20,811
Duke Energy Corp.(a)	367,400	6,918,142
E.ON AG (Germany)	2,976	84,522
Enel SpA (Italy)	41,889	273,599
Entergy Corp.	169,700	11,587,116
Exelon Corp.	67,600	2,895,984
Iberdrola SA (Spain)(b)	2,802	24,937
Kansai Electric Power Co., Inc. (The) (Japan)	10,000	199,137
NextEra Energy, Inc.	15,800	907,868
Scottish & Southern Energy PLC (United Kingdom)	6,364	142,280
SP AusNet (Australia)(c)	20,550	20,843
Unisource Energy Corp.	10,000	373,300

		23,448,539

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	3,951	102,446
Cooper Industries PLC	26,600	1,587,222
Emerson Electric Co.	306,100	17,218,125
EnerSys(b)	10,900	375,178
Mitsubishi Electric Corp. (Japan)	6,000	69,697
Schneider Electric SA (France)	610	101,906
Thomas & Betts Corp.(b)	9,800	527,730

		19,982,304

Electronic Equipment & Instruments — 0.3%
Corning, Inc.	333,800	6,058,470
Hitachi Ltd. (Japan)	45,000	267,075
Jabil Circuit, Inc.	123,100	2,486,620
Keyence Corp. (Japan)	400	113,572
Kyocera Corp. (Japan)	800	81,455

		9,007,192

Energy Equipment & Services — 1.3%
Aker Solutions ASA (Norway)	3,015	60,354
Diamond Offshore Drilling, Inc.(a)	94,700	6,667,827

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services (continued)
Halliburton Co.	20,900	$1,065,900
Helmerich & Payne, Inc.	53,600	3,544,032
McDermott International, Inc.(b)	299,400	5,931,114
National Oilwell Varco, Inc.	116,000	9,072,360
Oceaneering International, Inc.	41,400	1,676,700
Oil States International, Inc.(a)(b)	20,200	1,614,182
OYO Geospace Corp.(b)	6,300	630,000
Petrofac Ltd. (United Kingdom)	2,143	52,073
RPC, Inc.	63,700	1,563,198
SBM Offshore NV (Netherlands)	1,272	33,646
Schlumberger Ltd.	98,600	8,519,040
SEACOR Holdings, Inc.	6,400	639,744
Transocean Ltd.	804	52,309
Weatherford International Ltd.(b)	41,900	785,625

		41,908,104

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	16,000	1,299,840
CVS Caremark Corp.	28,900	1,086,062
Delhaize Group SA (Belgium)	1,864	139,750
Koninklijke Ahold NV (Netherlands)	2,756	37,033
Kroger Co. (The)	390,000	9,672,000
Olam International Ltd. (Singapore)	75,000	166,725
Seven & I Holdings Co. Ltd. (Japan)	1,800	48,409
Tesco PLC (United Kingdom)	10,556	68,107
Wal-Mart Stores, Inc.	426,800	22,680,152
Whole Foods Market, Inc.	42,600	2,702,970
Woolworths Ltd. (Australia)	313	9,339

		37,910,387

Food Products — 1.1%
Ajinomoto Co., Inc. (Japan)	11,000	130,590
Archer-Daniels-Midland Co.	155,200	4,679,280
Aryzta AG (Switzerland)	3,313	177,521
Associated British Foods PLC (United Kingdom)	3,426	59,550
Bunge Ltd.	91,900	6,336,505
China Minzhong Food Corp. Ltd. (Singapore)(b)	9,000	11,020
Corn Products International, Inc.	47,900	2,647,912
Danone SA (France)	727	54,242
Golden Agri-Resources Ltd. (Singapore)	81,000	44,999
Hormel Foods Corp.	43,600	1,299,716
J.M. Smucker Co. (The)	54,900	4,196,556
Nestle SA (Switzerland)	5,816	361,446
Nippon Meat Packers, Inc. (Japan)	3,000	43,035
Nisshin Seifun Group, Inc. (Japan)	4,000	49,995
Smithfield Foods, Inc.(b)	91,000	1,990,170
Suedzucker AG (Germany)	3,395	120,645
Tyson Foods, Inc. (Class A Stock)	624,200	12,121,964
Unilever NV (Netherlands)	3,825	125,387
Unilever PLC (United Kingdom)	1,672	53,831
Wilmar International Ltd. (Singapore)	12,000	53,088

		34,557,452

Gas Utilities — 0.2%
Enagas (Spain)	2,924	70,855
Energen Corp.	26,000	1,469,000

SEE NOTES TO FINANCIAL STATEMENTS.

A56

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Gas Utilities (continued)
Gas Natural SDG SA (Spain)	8,887	$186,160
Questar Corp.	171,300	3,033,723
Snam Rete Gas SpA (Italy)	4,077	24,146

		4,783,884

Healthcare Equipment & Supplies — 1.3%
Baxter International, Inc.	51,200	3,056,128
Becton, Dickinson & Co.	65,500	5,644,135
CareFusion Corp.(b)	141,700	3,849,989
Covidien PLC	137,800	7,335,094
Hill-Rom Holdings, Inc.	83,800	3,858,152
IDEXX Laboratories, Inc.(a)(b)	11,400	884,184
Immucor, Inc.(b)	23,700	483,954
Kinetic Concepts, Inc.(b)	4,300	247,809
Sirona Dental Systems, Inc.(b)	13,500	716,850
St. Jude Medical, Inc.	111,700	5,325,856
Stryker Corp.	123,900	7,271,691
Synthes, Inc.	531	93,410
Zimmer Holdings, Inc.(b)	61,200	3,867,840

		42,635,092

Healthcare Providers & Services — 1.7%
Aetna, Inc.	293,200	12,927,188
Coventry Health Care, Inc.(b)	6,700	244,349
Humana, Inc.	20,200	1,626,908
Medco Health Solutions, Inc.(b)	154,400	8,726,688
UnitedHealth Group, Inc.(a)	419,000	21,612,020
WellPoint, Inc.	87,600	6,900,252

		52,037,405

Healthcare Technology
SXC Health Solutions Corp. (Canada)(b)	4,000	235,680

Hotels, Restaurants & Leisure — 0.7%
Brinker International, Inc.	48,500	1,186,310
Carnival Corp.	73,500	2,765,805
Darden Restaurants, Inc.	65,700	3,269,232
Galaxy Entertainment Group Ltd. (Hong Kong)(b)	47,000	101,101
Intercontinental Hotels Group PLC (United Kingdom)	341	6,978
McDonald’s Corp.	135,100	11,391,632
OPAP SA (Greece)	572	8,917
Panera Bread Co. (Class A Stock)(a)(b)	13,200	1,658,712
Sands China Ltd. (Hong Kong)(b)	42,800	116,012
SJM Holdings Ltd. (Hong Kong)	72,000	171,279
Wynn Macau Ltd.	55,200	180,767

		20,856,745

Household Durables — 0.3%
Harman International Industries, Inc.	55,100	2,510,907
Sekisui House Ltd. (Japan)	3,000	27,933
Tempur-Pedic International, Inc.(b)	55,200	3,743,664
Tupperware Brands Corp.	38,000	2,563,100
Whirlpool Corp.(a)	23,800	1,935,416

		10,781,020

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Products — 0.9%
Colgate-Palmolive Co.	72,400	$6,328,484
Henkel AG & Co. KGaA (Germany)	925	53,019
Kimberly-Clark Corp.(a)	23,300	1,550,848
Procter & Gamble Co. (The)	297,305	18,899,679
Reckitt Benckiser Group PLC (United Kingdom)	4,559	251,704

		27,083,734

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(b)	610,800	7,781,592

Industrial Conglomerates — 1.7%
3M Co.	69,200	6,563,620
General Electric Co.	2,384,500	44,971,670
Hutchison Whampoa Ltd. (Hong Kong)	4,000	43,340
Siemens AG (Germany)	3,344	459,231

		52,037,861

Insurance — 1.8%
Aflac, Inc.	275,700	12,869,676
Allianz SE (Germany)	1,601	223,650
Allied World Assurance Co. Holdings Ltd.	5,900	339,722
American Financial Group, Inc.	35,600	1,270,564
Assicurazioni Generali SpA (Italy)	2,523	53,235
Assurant, Inc.	184,000	6,673,680
Aviva PLC (United Kingdom)	13,750	96,879
AXA SA (France)	11,999	272,665
Berkshire Hathaway, Inc. (Class B Stock)(b)	147,600	11,422,764
Delphi Financial Group, Inc. (Class A Stock)	10,100	295,021
Delta Lloyd NV (Netherlands)	5,697	135,407
Erie Indemnity Co. (Class A Stock)	4,500	318,240
Genworth Financial, Inc. (Class A Stock)(b)	493,500	5,073,180
Hannover Rueckversicherung AG (Germany)	1,223	63,785
Hartford Financial Services Group, Inc. (The)	49,900	1,315,863
Legal & General Group PLC (United Kingdom)	100,022	189,747
Lincoln National Corp.	17,800	507,122
Mapfre SA (Spain)	36,295	134,742
Mercury General Corp.	5,900	232,991
MetLife, Inc.	157,900	6,927,073
Muenchener Rueckversicherungs AG (Germany)	141	21,562
Old Mutual PLC (United Kingdom)	86,392	184,966
Primerica, Inc.	10,600	232,882
Principal Financial Group, Inc.	176,000	5,353,920
Resolution Ltd. (Germany)	8,970	42,325
RSA Insurance Group PLC (United Kingdom)	38,257	82,830
Sampo OYJ (Finland) (Class A Stock)	180	5,813
Symetra Financial Corp.	31,100	417,673
Travelers Cos., Inc. (The)	58,800	3,432,744

SEE NOTES TO FINANCIAL STATEMENTS.

A57

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Insurance (continued)
Zurich Financial Services AG (Switzerland)	398	$100,642

		58,291,363

Internet & Catalog Retail — 0.2%
Dena Co. Ltd. (Japan)	200	8,601
HSN, Inc.(b)	8,200	269,944
Nutrisystem, Inc.(a)	15,000	210,900
priceline.com, Inc.(b)	10,400	5,324,072

		5,813,517

Internet Software & Services — 0.8%
Akamai Technologies, Inc.(a)(b)	94,200	2,964,474
eBay, Inc.(b)	268,200	8,654,814
GMO Internet, Inc. (Japan)	5,600	25,162
Google, Inc. (Class A Stock)(b)	21,500	10,887,170
IAC/InterActiveCorp(a)(b)	28,300	1,080,211

		23,611,831

IT Services — 2.0%
International Business Machines Corp.	144,000	24,703,200
Mastercard, Inc. (Class A Stock)	59,400	17,899,596
Visa, Inc. (Class A Stock)	225,200	18,975,352

		61,578,148

Leisure Equipment & Products — 0.2%
Mattel, Inc.	145,800	4,008,042
Namco Bandai Holdings, Inc. (Japan)	4,600	55,372
Polaris Industries, Inc.	21,700	2,412,389
Sega Sammy Holdings, Inc. (Japan)	3,300	63,791

		6,539,594

Life Sciences Tools & Services — 0.6%
Life Technologies Corp.(a)(b)	83,700	4,358,259
PerkinElmer, Inc.	198,500	5,341,635
Thermo Fisher Scientific, Inc.(b)	129,800	8,357,822

		18,057,716

Machinery — 2.0%
Atlas Copco AB (Sweden) (Class A Stock)	2,963	77,996
Caterpillar, Inc.	68,700	7,313,802
Cummins, Inc.	45,700	4,729,493
Deere & Co.	79,300	6,538,285
Dover Corp.	77,700	5,268,060
Eaton Corp.	254,800	13,109,460
FANUC Corp. (Japan)	1,500	250,835
Fiat Industrial SpA (Italy)(b)	3,799	49,031
Gardner Denver, Inc.	29,100	2,445,855
GEA Group AG (Germany)	194	6,945
Kennametal, Inc.	27,400	1,156,554
Komatsu Ltd. (Japan)	4,400	137,382
Kone OYJ (Finland) (Class B Stock)	1,101	69,182
Kubota Corp. (Japan)	5,000	44,358
Lincoln Electric Holdings, Inc.	18,600	666,810
Metso OYJ (Finland)	2,343	133,089
Mitsubishi Heavy Industries, Ltd. (Japan)	2,000	9,404
Nabtesco Corp. (Japan)	6,800	164,731
Parker Hannifin Corp.	130,500	11,711,070

COMMON STOCKS (continued)	Shares	Value (Note 2)

Machinery (continued)
SMC Corp. (Japan)	500	$90,135
Stanley Black & Decker, Inc.	90,200	6,498,910
Timken Co.	34,900	1,758,960
Toro Co. (The)	3,500	211,750
Volvo AB (Sweden) (Class B Stock)	4,834	84,449
Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	77,000	91,866

		62,618,412

Marine
A P Moller-Maersk A/S (Denmark) (Class B Stock)	2	17,249
Neptune Orient Lines Ltd. (Singapore)	19,000	23,764
Nippon Yusen KK (Japan)	3,000	11,146
Orient Overseas International Ltd. (Hong Kong)	7,500	48,490

		100,649

Media — 1.6%
British Sky Broadcasting Group PLC (United Kingdom)	950	12,907
Cinemark Holdings, Inc.	43,600	902,956
Comcast Corp. (Class A Stock)	648,473	16,432,306
DIRECTV (Class A Stock)(a)(b)	81,000	4,116,420
ITV PLC (United Kingdom)(b)	136,803	156,987
Liberty Media Corp.—Capital, Ser. A(b)	44,700	3,833,025
Liberty Media Corp.—Starz, Ser. A(b)	16,200	1,218,888
News Corp. (Class A Stock)	996,400	17,636,280
Publicis Groupe SA (France)	744	41,484
Societe Television Francaise 1 (France)	1,971	35,843
Viacom, Inc. (Class B Stock)	40,000	2,040,000
Vivendi SA (France)	7,862	218,617
Walt Disney Co. (The)	72,000	2,810,880
Washington Post Co. (The) (Class B Stock)(a)	2,700	1,131,165
WPP PLC (United Kingdom)	2,996	37,506

		50,625,264

Metals & Mining — 1.2%
Aditya Birla Minerals Ltd. (Australia)	3,932	6,477
Alcoa, Inc.	339,500	5,384,470
Anglo American PLC (United Kingdom)	1,625	80,524
BHP Billiton Ltd. (Australia)	8,361	395,147
BHP Billiton PLC (United Kingdom)	9,685	381,139
Century Aluminum Co.(b)	105,800	1,655,770
Cliffs Natural Resources, Inc.	15,200	1,405,240
Coeur d’Alene Mines Corp.(b)	26,700	647,742
Freeport-McMoRan Copper & Gold, Inc.	294,500	15,579,050
Fresnillo PLC (United Kingdom)	7,198	161,966
Iluka Resources Ltd. (Australia)	3,781	68,395
Maruichi Steel Tube Ltd. (Japan)	2,100	52,061
Reliance Steel & Aluminum Co.	40,000	1,986,000
Rio Tinto Ltd. (Australia)	2,895	259,127
Rio Tinto PLC (United Kingdom)	6,181	445,468
Steel Dynamics, Inc.	436,200	7,088,250

SEE NOTES TO FINANCIAL STATEMENTS.

A58

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Metals & Mining (continued)
ThyssenKrupp AG (Germany)	759	$39,442
Voestalpine AG (Austria)	3,564	196,734
Walter Energy, Inc.	19,600	2,269,680
Yamato Kogyo Co., Ltd. (Japan)	1,700	52,940

		38,155,622

Multiline Retail — 0.8%
Big Lots, Inc.(b)	28,600	948,090
Dollar Tree, Inc.(b)	35,600	2,371,672
Kohl’s Corp.	222,200	11,112,222
Lifestyle International Holdings Ltd. (Hong Kong)	43,000	125,800
Macy’s, Inc.	15,500	453,220
Next PLC (United Kingdom)	1,735	64,742
PPR (France)	151	26,890
Target Corp.	209,300	9,818,263

		24,920,899

Multi-Utilities — 0.4%
Centrica PLC (United Kingdom)	10,062	52,210
GDF Suez (France)	2,315	84,717
National Grid PLC (United Kingdom)	11,945	117,423
PG&E Corp.	86,800	3,648,204
Public Service Enterprise Group, Inc.	40,900	1,334,976
Sempra Energy	135,100	7,144,088

		12,381,618

Office Electronics — 0.3%
Xerox Corp.	876,400	9,123,324

Oil, Gas & Consumable Fuels — 6.6%
Apache Corp.	91,500	11,290,185
BP PLC (United Kingdom)	51,722	380,732
Chevron Corp.	448,456	46,119,215
ConocoPhillips	362,734	27,273,970
Consol Energy, Inc.	37,600	1,822,848
Cosmo Oil Co. Ltd. (Japan)	39,000	111,031
ENI SpA (Italy)	7,801	184,510
Exxon Mobil Corp.	943,716	76,799,608
Hess Corp.	101,200	7,565,712
Idemitsu Kosan Co. Ltd. (Japan)	200	21,345
JX Holdings, Inc. (Japan)	30,800	207,162
Marathon Oil Corp.	127,400	6,711,432
Murphy Oil Corp.	128,000	8,404,480
Occidental Petroleum Corp.	134,400	13,982,976
Origin Energy Ltd. (Australia)	2,057	34,975
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	9,158	326,006
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	9,539	340,487
Santos Ltd. (Australia)	9,825	143,254
Statoil ASA (Norway)	5,217	132,089
TonenGeneral Sekiyu K.K. (Japan)	10,000	123,004
Total SA (France)	8,407	486,196
Valero Energy Corp.	278,200	7,113,574

		209,574,791

Paper & Forest Products
Stora Enso OYJ (Finland) (Class R Stock)	11,009	115,505

COMMON STOCKS (continued)	Shares	Value (Note 2)

Paper & Forest Products (continued)
Svenska Cellulosa AB (Sweden) (Class B Stock)	1,053	$14,825

		130,330

Personal Products — 0.4%
Avon Products, Inc.	193,400	5,415,200
Herbalife Ltd.	127,600	7,354,864

		12,770,064

Pharmaceuticals — 3.1%
Abbott Laboratories	336,700	17,717,154
AstraZeneca PLC (United Kingdom)	7,123	355,310
Bayer AG (Germany)	1,838	147,769
Bristol-Myers Squibb Co.	169,400	4,905,824
Eli Lilly & Co.	238,700	8,958,411
GlaxoSmithKline PLC (United Kingdom)	22,075	472,628
Johnson & Johnson	290,198	19,303,971
Medicines Co. (The)(a)(b)	44,500	734,695
Merck & Co., Inc.	643,000	22,691,470
Novartis AG (Switzerland)	5,748	352,093
Novo Nordisk A/S (Denmark) (Class B Stock)	1,599	200,676
Orion OYJ (Finland) (Class B Stock)	3,377	87,023
Par Pharmaceutical Cos., Inc.(b)	33,700	1,111,426
Pfizer, Inc.	842,497	17,355,438
Roche Holding AG (Switzerland)	1,422	237,972
Sanofi-Aventis SA (France)	5,254	422,405
Shire PLC (United Kingdom)	853	26,628
Takeda Pharmaceutical Co. Ltd. (Japan)	2,500	115,542
Teva Pharmaceutical Industries Ltd. (Israel)	1,101	52,946
Warner Chilcott PLC (Class A Stock)	112,500	2,714,625
Watson Pharmaceuticals, Inc.(a)(b)	16,900	1,161,537

		99,125,543

Professional Services
Adecco SA (Switzerland)	479	30,708
Equifax, Inc.	16,200	562,464

		593,172

Real Estate Investment Trusts — 0.6%
Chimera Investment Corp.	653,100	2,259,726
CommonWealth REIT	51,300	1,325,592
Dexus Property Group (Australia)	18,913	17,918
GPT Group (Australia)	14,547	49,449
Hospitality Properties Trust	185,000	4,486,250
MFA Financial, Inc.	328,100	2,637,924
Mirvac Group (Australia)	127,148	171,013
ProLogis, Inc.	84,900	3,042,816
Senior Housing Properties Trust	61,900	1,449,079
Stockland (Australia)	26,528	97,304
Sunstone Hotel Investors, Inc.(b)	197,300	1,828,971
Winthrop Realty Trust	31,300	373,722

		17,739,764

Real Estate Management & Development — 0.2%
CB Richard Ellis Group, Inc. (Class A Stock)(b)	84,100	2,111,751

SEE NOTES TO FINANCIAL STATEMENTS.

A59

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Management & Development (continued)
Cheung Kong Holdings Ltd. (Hong Kong)	1,000	$14,685
Daiwa House Industry Co. Ltd. (Japan)	15,000	189,280
IMMOFINANZ AG (Austria)(b)	4,845	20,656
Jones Lang LaSalle, Inc.	40,600	3,828,580
Kerry Properties Ltd. (Hong Kong)	7,500	36,251
Lend Lease Group (Australia)(c)	9,403	90,808
UOL Group Ltd. (Singapore)	42,000	170,550
Wheelock & Co. Ltd. (Hong Kong)	42,000	168,940

		6,631,501

Road & Rail — 0.8%
Central Japan Railway Co. (Japan)	25	196,532
CSX Corp.	402,600	10,556,172
DSV A/S (Denmark)	1,541	36,942
Norfolk Southern Corp.	199,800	14,971,014
Tokyu Corp. (Japan)	8,000	33,260

		25,793,920

Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc.	890,000	11,578,900
ARM Holdings PLC (United Kingdom)	6,137	57,916
ASM Pacific Technology Ltd. (Hong Kong)	9,300	127,874
ASML Holding NV (Netherlands)	5,259	193,710
Elpida Memory, Inc. (Japan)(b)	500	5,889
Infineon Technologies AG (Germany)	4,081	45,877
Intel Corp.	979,600	21,707,936
LAM Research Corp.(a)(b)	167,300	7,408,044
Marvell Technology Group Ltd.(b)	176,900	2,611,928
Maxim Integrated Products, Inc.	9,200	235,152

		43,973,226

Software — 2.6%
Autodesk, Inc.(b)	111,600	4,307,760
CA, Inc.	174,000	3,974,160
Intuit, Inc.(b)	57,200	2,966,392
Microsoft Corp.	1,700,100	44,202,600
Oracle Corp.	791,000	26,031,810
SAP AG (Germany)	1,979	119,817
Synopsys, Inc.(b)	46,500	1,195,515

		82,798,054

Specialty Retail — 0.8%
Bed Bath & Beyond, Inc.(b)	87,700	5,119,049
Home Depot, Inc. (The)	87,250	3,160,195
Inditex SA (Spain)	807	73,540
Kingfisher PLC (United Kingdom)	14,618	62,688
Limited Brands, Inc.	32,900	1,265,005
Ross Stores, Inc.	58,100	4,654,972
TJX Cos., Inc.	220,300	11,572,359
Yamada Denki Co. Ltd. (Japan)	220	17,926

		25,925,734

Textiles, Apparel & Luxury Goods — 0.7%
Burberry Group PLC (United Kingdom)	1,334	31,045

COMMON STOCKS (continued)	Shares	Value (Note 2)

Textiles, Apparel & Luxury Goods (continued)
Cie Financiere Richemont SA (Switzerland)	1,096	$71,763
Coach, Inc.	248,800	15,905,784
Nisshinbo Holdings, Inc. (Japan)	2,000	19,056
Swatch Group AG (The) (Bearer Shares) (Switzerland)	264	133,075
Swatch Group AG (The) (Registered Shares) (Switzerland)	1,111	99,769
VF Corp.(a)	48,700	5,286,872

		21,547,364

Tobacco — 1.3%
Altria Group, Inc.	546,700	14,438,347
British American Tobacco PLC (United Kingdom)	5,063	221,918
Imperial Tobacco Group PLC (United Kingdom)	6,837	227,253
Lorillard, Inc.	77,100	8,393,877
Philip Morris International, Inc.	211,900	14,148,563
Reynolds American, Inc.	114,000	4,223,700

		41,653,658

Trading Companies & Distributors — 0.2%
ITOCHU Corp. (Japan)	4,700	48,884
Kaman Corp.	5,800	205,726
Marubeni Corp. (Japan)	8,000	53,166
Mitsubishi Corp. (Japan)	4,100	102,409
Mitsui & Co. Ltd. (Japan)	13,600	235,146
Sumitomo Corp. (Japan)	9,200	125,159
W.W. Grainger, Inc.	26,700	4,102,455
Wolseley PLC (United Kingdom)	1,586	51,724

		4,924,669

Transportation Infrastructure
Atlantia SpA (Italy)	567	12,070
Kamigumi Co. Ltd. (Japan)	2,000	18,692

		30,762

Water Utilities — 0.1%
American Water Works Co., Inc.	154,200	4,541,190

Wireless Telecommunication Services
KDDI Corp. (Japan)	2	14,390
Millicom International Cellular SA (Luxembourg)	877	91,510
Softbank Corp. (Japan)	6,100	231,021
StarHub Ltd. (Singapore)	3,000	6,822
Vodafone Group PLC (United Kingdom)	197,086	522,868

		866,611

TOTAL COMMON STOCKS (cost $1,585,285,047)		1,926,921,467

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund (cost $76,991)	1,300	78,182

PREFERRED STOCKS — 0.1%
Automobiles
Bayerische Motoren Werke AG (Germany)	875	55,622
Volkswagen AG (Germany)	961	198,379

		254,001

SEE NOTES TO FINANCIAL STATEMENTS.

A60

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)

Banking — 0.1%
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(d)	22,000	$611,160
JPMorgan Chase Capital XXVI, 8.000% (Capital Security, fixed to floating preferred)(d)	28,000	740,880

		1,352,040

PREFERRED STOCKS (continued)	Shares	Value (Note 2)

Household Products
Henkel AG & Co. KGaA (Germany)	620	$43,040

TOTAL PREFERRED STOCKS (cost $1,503,566)		1,649,081

ASSET-BACKED SECURITIES — 1.0%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Residential Mortgage-Backed Securities — 0.8%
Apidos CDO (Cayman Islands), Ser. 2006-4A, Class A1, 144A(d)	Aa1	0.524%	10/27/18	$1,000	$961,500
ARES CLO Funds (Cayman Islands), Ser. 2003-7AW, Class A1A, 144A(d)	Aaa	0.618%	05/08/15	729	717,100
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(d)	Aaa	2.031%	05/17/21	500	502,650
BA Credit Card Trust, Ser. 2006-C5, Class C5(d)	A3	0.587%	01/15/16	3,209	3,179,896
Bank One Issuance Trust, Ser. 2003-C3, Class C3	Baa2	4.770%	02/16/16	5,200	5,532,812
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aa2	0.507%	05/25/17	1,948	1,871,166
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aaa	0.523%	08/03/19	495	477,173
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(d)	Baa2	0.586%	02/20/15	1,350	1,339,641
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(d)	Aaa	0.624%	07/27/16	117	115,372
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(d)	A1	0.524%	07/22/20	1,225	1,163,985
Fuel Trust, Sec’d. Notes, 144A	Baa2	3.984%	06/15/16	415	411,628
Fuel Trust, Sec’d. Notes, 144A	Baa2	4.207%	04/15/16	1,655	1,661,311
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aaa	0.538%	12/15/17	1,763	1,734,508
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(d)	Aa2	0.638%	07/15/16	169	166,096
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(d)	Aaa	0.515%	10/19/20	1,161	1,111,370
LCM LP (Cayman Islands), Ser. 2004-2A, Class A, 144A(d)	Aaa	0.594%	10/22/16	838	818,767
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(d)	Aaa	0.514%	06/01/17	500	482,500
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A(d)	Aaa	0.676%	02/15/16	581	569,322
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(d)	Aa2	0.497%	03/15/18	593	570,310
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	221	228,145
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(d)	Aaa	0.609%	08/22/16	298	292,811

					23,908,063

Residential Mortgage-Backed Securities — 0.2%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(d)	B2	1.836%	03/25/33	450	344,506
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	342	298,766
Equity One ABS, Inc., Ser. 2004-3, Class M1	Baa1	5.700%	07/25/34	670	552,297
GSAMP Trust, Ser. 2004-HE2, Class A3C(d)	Aaa	0.766%	09/25/34	674	546,439
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(d)	Aa1	0.676%	01/20/35	337	290,957
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(d)	B1	0.716%	06/25/34	1,149	905,422
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(d)	Ba2	1.386%	05/25/33	692	586,054
Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(d)	B3	1.131%	06/25/34	1,232	944,539
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(d)	Baa2	1.236%	12/27/33	1,193	988,512
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(d)	Caa3	1.086%	07/25/32	784	571,428
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC2, Class M2, 144A(d)	NR	2.511%	04/25/32	275	146,760
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(d)	B2	1.461%	09/25/32	738	629,343
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1(d)	Ba3	0.951%	02/25/34	1,190	923,021

SEE NOTES TO FINANCIAL STATEMENTS.

A61

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Residential Mortgage-Backed Securities (continued)
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(d)	Ca	0.436%	05/25/36	$1,100	$370,160

					8,098,204

TOTAL ASSET-BACKED SECURITIES (cost $33,417,804)					32,006,267

BANK LOANS — 0.1%
Cable
Insight Midwest Holdings LLC(d)	Ba3	1.190%	10/06/13	678	667,753

Foods
Del Monte Foods Co.(d)	Ba3	4.500%	03/08/18	1,145	1,141,244

Healthcare & Pharmaceutical
HCA, Inc.(d)	Ba2	3.496%	03/31/17	886	873,075
HCA, Inc.(d)	Ba2	3.517%	11/18/13	370	366,502

					1,239,577

Technology — 0.1%
First Data Corp.(d)	B1	2.936%	09/24/14	101	93,385
First Data Corp.(d)	B1	2.936%	09/24/14	126	116,731
First Data Corp.(d)	B1	4.246%	03/24/18	2,134	1,955,520
Flextronics International Ltd. (Singapore)(d)	Ba1	2.436%	10/01/14	156	152,920
Flextronics International Ltd. (Singapore)(d)	Ba1	2.440%	10/01/14	541	533,385

					2,851,941

TOTAL BANK LOANS (cost $6,082,761)					5,900,515

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	3,259	2,270,528
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(d)	B2	2.831%	02/25/35	727	626,976
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(d)	Caa1	2.848%	03/25/35	556	464,079
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(d)	Baa1	2.912%	02/25/37	1,749	1,698,339
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	759	773,150
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(d)	B1	2.927%	07/25/35	1,193	1,089,719
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	247	253,280
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(d)	Baa1	2.580%	02/25/34	574	531,375
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(e)	5.000%	03/25/20	331	297,901

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $9,092,638)					8,005,347

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,800	2,915,628
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	3,700	3,860,982
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(d)	Aaa	5.802%	06/10/49	4,048	4,169,328
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(e)	5.620%	02/10/51	1,920	2,036,875
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2007-2, Class A3(d)	AAA(e)	5.796%	04/10/49	1,500	1,543,731
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PW10, Class A4(d)	AAA(e)	5.405%	12/11/40	2,000	2,180,322
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(d)	Aaa	5.524%	01/15/46	1,200	1,299,076
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(d)	AA-(e)	5.440%	09/15/30	819	848,607
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(d)	AAA(e)	5.947%	06/10/46	5,450	6,037,214
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	958	968,172
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	880	905,621

SEE NOTES TO FINANCIAL STATEMENTS.

A62

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	$168	$169,341
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	1,900	2,023,464
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(d)	AAA(e)	5.609%	02/15/39	2,700	2,941,022
CW Capital Cobalt Ltd., Ser. 2007-C2, Class A2	Aaa	5.334%	04/15/47	634	647,777
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(d)	AAA(e)	6.010%	05/15/46	2,200	2,351,686
GE Capital Commercial Mortgage Corp., Ser. 2005-C4, Class A4(d)	Aaa	5.493%	11/10/45	2,585	2,829,249
GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(d)	AAA(e)	5.512%	03/10/44	2,060	2,241,296
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(e)	4.697%	05/10/43	2,720	2,868,796
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A3	Aaa	4.569%	08/10/42	992	1,003,575
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(d)	Aaa	5.224%	04/10/37	8,050	8,643,439
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	3,746	3,810,786
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB(d)	AAA(e)	5.587%	04/10/38	6,363	6,762,378
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(d)	Aaa	5.778%	08/10/45	2,125	2,179,983
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(d)	Aaa	4.853%	03/15/46	2,601	2,721,495
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	4,477	4,680,012
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	562	572,340
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(d)	Aa2	4.999%	10/15/42	1,270	1,302,963
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	3,900	4,170,017
JPMorgan Chase Commercial Mortgage Securities Corp., I/O, Ser. 2006-LDP6, Class X2(d)	Aaa	0.054%	04/15/43	97,546	185,152
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A3A(d)	Aaa	6.067%	04/15/45	563	585,209
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	2,050	2,110,993
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(d)	AAA(e)	4.826%	08/15/29	3,910	4,038,582
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(d)	AA(e)	5.263%	11/15/40	1,510	1,570,930
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(e)	5.084%	02/15/31	3,311	3,330,571
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	433	433,345
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(d)	Aaa	5.661%	03/15/39	2,676	2,927,437
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	2,000	2,109,839
Merrill Lynch Mortgage Trust, Ser. 2008-C1, Class A2	Aaa	5.425%	02/12/51	150	154,308
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(d)	Aaa	6.097%	06/12/46	1,795	1,981,976
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	5,000	5,083,625
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(d)	Aaa	5.599%	03/12/44	1,500	1,644,709
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(d)	AAA(e)	5.897%	10/15/42	2,600	2,877,114
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(e)	5.332%	12/15/43	4,720	5,099,362
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A31	Aaa	5.439%	02/12/44	1,230	1,291,450
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,600	4,822,366
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(d)	AAA(e)	5.789%	06/11/42	1,105	1,183,568
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(d)	Aaa	5.418%	01/15/45	5,000	5,430,367
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(d)	Aaa	5.860%	05/15/43	1,000	1,103,616
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	2,494	2,496,857

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $120,644,824)					129,146,551

CORPORATE BONDS — 9.3%
Aerospace & Defense
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	515	509,856

SEE NOTES TO FINANCIAL STATEMENTS.

A63

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Airlines — 0.1%
Continental Airlines 1998-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	$236	$248,186
Continental Airlines 2009-2 Class A Pass Through Trust, Pass-thru Certs., Ser. A	Baa2	7.250%	11/10/19	752	813,078
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Pass-thru Certs., Ser. A(a)	Baa2	4.750%	01/12/21	855	833,625
Delta Air Lines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	408	424,472
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A(a)	Baa2	5.300%	04/15/19	675	675,000
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-2, Class A, Pass-thru Certs., Ser. 2A(a)	Baa2	4.950%	05/23/19	754	754,044
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa3	6.500%	03/01/12	1,005	1,040,117

					4,788,522

Automotive
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	500	546,517
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	245	274,723

					821,240

Banking — 2.3%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	1,925	2,440,490
Banco Bradesco SA (Brazil), Sub. Notes	A2	8.750%	10/24/13	1,760	1,982,200
Bank of America Corp., Jr. Sub. Notes, Ser. K(d)	Ba3	8.000%	12/29/49	2,200	2,297,482
Bank of America Corp., Sr. Unsec’d. Notes	A2	4.500%	04/01/15	595	622,072
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	5.000%	05/13/21	630	622,344
Bank of America Corp., Sr. Unsec’d. Notes(a)	A2	6.000%	09/01/17	1,060	1,140,606
Bank of America Corp., Sub. Notes(a)	A3	5.750%	08/15/16	1,775	1,872,925
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	930	958,594
Bank of America NA, Sub. Notes	A1	6.000%	10/15/36	410	395,051
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	515	564,416
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	330	376,508
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,175	1,395,302
Capital One Bank USA NA, Sub. Notes	Baa1	6.500%	06/13/13	20	21,814
Capital One Bank USA NA, Sub. Notes	Baa1	8.800%	07/15/19	1,300	1,595,413
Capital One Capital V, Ltd. Gtd. Notes(a)	Baa3	10.250%	08/15/39	620	657,200
Capital One Capital VI, Ltd. Gtd. Notes(a)	Baa3	8.875%	05/15/40	1,080	1,113,921
Capital One Financial Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.700%	09/15/11	600	606,024
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	3.953%	06/15/16	2,830	2,897,094
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	215	239,262
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	8.125%	07/15/39	710	888,471
Citigroup, Inc., Sub. Notes	Baa1	5.000%	09/15/14	454	475,773
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	2,800	2,925,138
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	570	547,800
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	975	1,208,664
Countrywide Financial Corp., Gtd. Notes, MTN (original cost $1,187,703; purchased 06/04/07)(a)(f)(g)	A2	5.800%	06/07/12	1,190	1,241,312
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	1,380	959,094
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	570	633,094
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	1,085,724
Goldman Sachs Group, Inc. (The), Sr. Notes, MTN(a)	A1	6.000%	06/15/20	1,000	1,075,988
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.250%	02/01/41	270	272,206
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	3.625%	02/07/16	2,000	2,021,716
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	600	634,126
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	1,190	1,259,779
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,615	1,558,909
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	104	103,998
HSBC Bank PLC (United Kingdom), Covered Notes, 144A	Aaa	1.625%	07/07/14	4,345	4,335,919

SEE NOTES TO FINANCIAL STATEMENTS.

A64

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa2	5.100%	04/05/21	$2,980	$3,053,856
Huntington BancShares, Inc., Sub. Notes	Baa3	7.000%	12/15/20	170	191,676
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(d)	Baa1	7.900%	04/29/49	2,000	2,148,180
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.150%	07/05/16	3,210	3,229,639
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.250%	10/15/20	2,930	2,866,522
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	A2	7.000%	11/01/39	1,500	1,498,140
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN(a)	Aa3	5.800%	01/13/20	1,870	1,872,708
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes.	Aa3	6.375%	01/21/21	1,400	1,457,477
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN(a)	A2	5.770%	07/25/11	520	521,624
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.400%	08/28/17	35	38,205
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	265	280,187
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	1,415	1,452,001
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.750%	01/25/21	1,400	1,416,561
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	510	548,274
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.625%	04/01/18	105	115,667
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	2,345	2,479,896
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(d)	Ba1	6.346%	07/25/49	800	813,025
PNC Funding Corp., Gtd. Notes.	A3	6.700%	06/10/19	440	518,443
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	A1	6.400%	10/21/19	1,775	1,823,213
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	775	796,638
Wells Fargo Bank NA, Sub. Notes, Ser. AI(i)	Aa3	4.750%	02/09/15	585	625,707
Wells Fargo Capital XIII, Ltd. Gtd. Notes, Ser. G, MTN(a)(d)	Baa3	7.700%	12/29/49	1,000	1,020,000

					71,794,068

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(h)	NR	5.250%	02/06/12	1,715	448,044
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(h)	NR	6.875%	05/02/18	700	188,125

					636,169

Building Materials & Construction
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	910	912,155

Cable — 0.3%
AT&T Broadband LLC, Gtd. Notes	Baa1	9.455%	11/15/22	255	354,741
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12	2,130	2,215,200
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	570	608,198
Comcast Corp., Gtd. Notes	Baa1	6.450%	03/15/37	155	165,781
Comcast Corp., Gtd. Notes	Baa1	6.500%	11/15/35	450	488,361
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	605	682,969
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	920	949,638
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	1,945	2,129,042
DISH DBS Corp., Gtd. Notes	Ba3	6.375%	10/01/11	1,000	1,008,750
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	07/02/12	1,780	1,860,767
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	397,459

					10,860,906

Capital Goods — 0.2%
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	1.375%	05/27/14	2,925	2,936,844
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(f)(g)	Baa1	5.800%	10/15/12	460	484,961
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(f)(g)	Baa1	6.375%	10/15/17	1,302	1,497,357
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(f)(g)	Baa1	7.000%	10/15/37	380	418,124
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	200	221,565

					5,558,851

SEE NOTES TO FINANCIAL STATEMENTS.

A65

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.250%	11/15/20	$2,525	$2,464,284
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,800	2,087,345
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	Baa3	9.400%	05/15/39	432	640,775
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	720	780,910
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	150	146,803
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/13	1,500	1,611,291
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.500%	06/01/25	460	519,376

					8,250,784

Consumer — 0.2%
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	6.375%	06/15/14	2,250	2,501,375
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,700	1,902,706
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	1,400	1,554,000

					5,958,081

Electric — 0.7%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	175	200,081
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,305	1,325,435
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	550	615,838
Carolina Power & Light Co., First Mtge. Bonds	A1	5.250%	12/15/15	525	592,232
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13	740	797,602
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	590	704,360
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 05-C	A3	5.375%	12/15/15	730	825,342
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	220	225,788
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	325	349,080
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	550	608,680
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.100%	06/01/37	960	1,043,321
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	670	689,865
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.625%	08/01/15	1,295	1,546,437
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	1,280	1,156,597
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	155	166,663
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,425	1,440,176
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	295	323,152
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	495	566,591
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	09/15/33	145	151,498
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	460	500,024
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	1,000	1,097,076
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	300	315,540
National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.250%	03/01/12	90	93,956
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa2	6.500%	05/15/18	1,260	1,470,419
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	610	646,531
NSTAR, Sr. Unsec’d. Notes	A2	4.500%	11/15/19	615	636,283
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	345	392,500
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	475	566,302
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.050%	03/01/34	1,550	1,638,970
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	140	158,017
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A2	5.800%	05/01/37	535	577,172
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	470	512,535
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	199	221,030
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	07/01/36	445	507,095

					22,662,188

Energy – Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	535	545,590
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,040	1,126,803

SEE NOTES TO FINANCIAL STATEMENTS.

A66

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Energy – Integrated (continued)
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.750%	11/15/39	$975	$1,101,709
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.000%	01/15/40	400	413,988

					3,188,090

Energy – Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	1,195	1,369,869
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.450%	09/15/36	325	339,120
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	Ba1	8.700%	03/15/19	250	318,578
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	4.500%	06/01/21	2,200	2,179,296
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,500	1,619,527
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	810	827,027
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,315	1,408,707

					8,062,124

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	8.000%	11/15/39	1,285	1,736,845
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	8.200%	01/15/39	250	343,850
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,040	1,121,229
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	985	1,200,836
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $666,818; purchased 11/19/07)(f)(g)	A2	6.000%	11/27/17	670	772,141
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	5.700%	10/01/40	1,067	992,698
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	480	553,380
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	02/15/12	737	762,006
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,710	1,899,424
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	45	47,051
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba3	10.000%	07/15/14	855	991,800
Tyson Foods, Inc., Gtd. Notes	Ba1	6.850%	04/01/16	735	812,175

					11,233,435

Healthcare & Pharmaceutical — 0.2%
AmerisourceBergen Corp., Gtd. Notes	Baa2	5.625%	09/15/12	915	962,175
Genentech, Inc., Sr. Unsec’d. Notes	AA-(e)	4.750%	07/15/15	280	308,630
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	1,925	2,042,906
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	580	650,113
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	165	185,556
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	445	501,083
Wyeth, Gtd. Notes	A1	5.500%	03/15/13	1,210	1,305,352
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	71,468

					6,027,283

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	1,570	1,832,520
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	515	573,626
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	650	646,848
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	670	698,242
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	1,290	1,402,644
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.950%	02/15/41	730	746,504
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	195	220,872
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	420	459,228
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	420	465,916
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	860	947,496

					7,993,896

Insurance — 0.7%
Allied World Assurance Co. Holdings Ltd. (Switzerland), Sr. Unsec’d. Notes	Baa1	5.500%	11/15/20	525	531,162
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	580	596,224
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	1,055	1,135,586
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	990	1,137,141

SEE NOTES TO FINANCIAL STATEMENTS.

A67

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Insurance (continued)
AON Corp., Sr. Unsec’d. Notes	Baa2	3.125%	05/27/16	$2,655	$2,646,350
AXA SA (France), Sub. Notes	A3	8.600%	12/15/30	155	184,667
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	1,030	1,056,257
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.750%	05/15/12	440	456,441
Chubb Corp., Jr. Sub. Notes(d)	A3	6.375%	03/29/67	1,300	1,345,500
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	850	861,614
Lincoln National Corp., Jr. Sub. Notes(d)	Ba1	6.050%	04/20/67	260	250,250
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	492	510,735
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	705	794,994
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	605	763,448
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	1,020	1,022,743
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.125%	12/01/11	335	342,499
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	400	430,602
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	430	500,501
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	660	751,821
Northwestern Mutual Life Insurance, Notes, 144A	Aa2	6.063%	03/30/40	370	389,974
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350%	04/01/13	1,120	1,191,410
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	680	730,549
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	995	1,296,693
Progressive Corp. (The), Jr. Sub. Notes(d)	A2	6.700%	06/15/37	735	763,518
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(a)	Aa2	6.850%	12/16/39	1,450	1,649,936
Unum Group, Sr. Unsec’d. Notes(a)	Baa3	5.625%	09/15/20	350	366,513
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	555	593,243
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	460	496,216
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	85	91,071

					22,887,658

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	1,645	1,743,700
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.750%	05/15/18	2,800	3,101,000

					4,844,700

Media & Entertainment — 0.3%
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	2,500	2,568,750
Historic TW, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	505	679,505
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	915	905,439
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	620	628,048
News America, Inc., Gtd. Notes, 144A	Baa1	6.150%	02/15/41	1,315	1,302,686
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	90	99,110
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	790	950,758
Time Warner, Inc., Gtd. Notes	Baa2	6.100%	07/15/40	210	213,477
Time Warner, Inc., Gtd. Notes(a)	Baa2	6.250%	03/29/41	1,465	1,521,805
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	180	215,960
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	430	473,582
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.875%	04/30/36	625	697,752

					10,256,872

Metals — 0.2%
Alcoa, Inc., Sr. Unsec’d. Notes	Baa3	5.400%	04/15/21	35	35,108
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	805	823,127
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.125%	06/01/18	1,270	1,360,269
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.750%	03/01/41	230	227,966
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	880	913,456
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(e)	4.500%	05/15/13	115	122,076
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(e)	5.000%	06/01/15	600	660,268
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	125	130,882
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	2,580	2,689,650
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/10/39	815	885,726

					7,848,528

SEE NOTES TO FINANCIAL STATEMENTS.

A68

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Captive Finance — 0.5%
General Electric Capital Corp., Notes, MTN(a)(j)	Aa2	3.500%	08/13/12	$1,990	$2,050,090
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	Aa2	4.375%	09/16/20	1,375	1,359,241
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.550%	05/04/20	505	541,041
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	Aa2	5.875%	01/14/38	1,060	1,072,262
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(j)	Aa2	6.000%	08/07/19	920	1,018,679
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(a)	Aa2	6.875%	01/10/39	1,625	1,839,528
General Electric Capital Corp., Sub. Notes(a)	Aa3	5.300%	02/11/21	760	790,812
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%	05/15/16	375	369,269
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	6.375%	03/25/13	1,850	1,905,500
SLM Corp., Sr. Notes, MTN(a)	Ba1	6.250%	01/25/16	570	591,375
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,050	1,127,494
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	2,870	3,150,149

					15,815,440

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.875%	07/15/33	515	453,556

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $437,417; purchased 10/27/10)(f)(g)	Ba1	5.400%	11/01/20	440	448,418
International Paper Co., Sr. Unsec’d. Notes(a)	Baa3	7.300%	11/15/39	1,080	1,174,926
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	685	815,625
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	1,840	1,987,200

					4,426,169

Pipelines & Other — 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	Baa3	4.650%	06/01/21	1,445	1,413,687
NiSource Finance Corp., Gtd. Notes	Baa3	5.250%	09/15/17	245	264,998
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	350	368,636
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	145	157,377
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	90	96,484
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,190	3,617,233
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa2	6.250%	02/15/13	235	253,172

					6,171,587

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	670	753,784
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	715	765,628
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	525	567,217
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	18	23,335

					2,109,964

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	361	373,010
HCP, Inc., Sr. Unsec’d. Notes(a)	Baa2	2.700%	02/01/14	750	760,815
Mack-Cali Realty LP, Sr. Unsec’d. Notes(a)	Baa2	7.750%	08/15/19	765	920,298
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	435	447,839
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	660	707,234
ProLogis LP, Sr. Unsec’d. Notes	Baa2	6.875%	03/15/20	72	79,503
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	2,800	3,139,780

					6,428,479

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	08/15/11	1,000	1,006,136
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,640	1,842,009
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	515	527,977
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	650	659,750
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	325	332,621
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	Baa1	5.950%	04/01/41	545	561,255
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.875%	12/15/37	790	911,309

SEE NOTES TO FINANCIAL STATEMENTS.

A69

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Retailers (continued)
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	6.500%	03/15/29	$385	$429,863
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.350%	03/15/12	390	399,881
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	2,000	2,128,292
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41	720	742,822

					9,541,915

Technology — 0.2%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	400	405,245
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	340	338,211
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400%	03/15/12	600	618,768
Motorola Solutions, Inc., Sr. Unsec’d. Notes	Baa2	8.000%	11/01/11	49	50,084
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375%	10/01/11	1,000	1,010,000
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	1,500	1,740,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,720	2,896,085

					7,058,393

Telecommunications — 0.7%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	5.000%	03/30/20	259	270,189
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	590	616,686
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	7	9,263
AT&T Mobility LLC, Sr. Unsec’d. Notes	A2	7.125%	12/15/31	505	614,221
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40	1,718	1,628,434
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	1,770	1,941,389
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.875%	12/15/30	400	549,490
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(f)(g)	Baa3	7.082%	06/01/16	325	361,276
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,626,279; purchased 05/12/06-04/10/07)(f)(g)	Baa3	7.995%	06/01/36	1,600	1,639,379
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.500%	03/01/31	375	504,711
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	640	678,553
PCCW-HKT Capital Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,370	2,420,654
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.875%	03/15/12	2,000	2,105,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	320	335,927
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	445	491,318
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.200%	07/18/36	1,030	971,103
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	390	409,537
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	222,175
United States Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	275	273,753
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	1,020	1,052,430
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18	3,165	3,626,922

					20,722,410

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	4.750%	05/05/21	2,770	2,768,102
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	1,215	1,596,657
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	140	196,706
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	790	1,133,069
Lorillard Tobacco Co., Gtd. Notes(a)	Baa2	8.125%	06/23/19	325	378,544
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	860	922,548
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	320	344,854

					7,340,480

TOTAL CORPORATE BONDS (cost $281,070,039)					295,163,799

SEE NOTES TO FINANCIAL STATEMENTS.

A70

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

MORTGAGE-BACKED SECURITIES — 12.7%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Federal Home Loan Mortgage Corp.		3.867%	06/01/36	$1,074	$1,124,582
Federal Home Loan Mortgage Corp.		4.000%	06/01/26-12/01/40	5,541	5,701,266
Federal Home Loan Mortgage Corp		4.000%	TBA 30 YR	3,000	2,988,282
Federal Home Loan Mortgage Corp.		4.500%	02/01/19-10/01/39	16,736	17,419,685
Federal Home Loan Mortgage Corp		4.500%	TBA 30 YR	13,000	13,387,972
Federal Home Loan Mortgage Corp.		5.000%	07/01/18-05/01/34	5,450	5,866,594
Federal Home Loan Mortgage Corp		5.000%	TBA 30 YR	11,000	11,670,318
Federal Home Loan Mortgage Corp.		5.215%	12/01/35	1,331	1,424,009
Federal Home Loan Mortgage Corp.		5.500%	12/01/33-05/01/38	6,458	7,015,066
Federal Home Loan Mortgage Corp		5.500%	TBA 30 YR	15,000	16,174,215
Federal Home Loan Mortgage Corp.		6.000%	03/01/32-12/01/33	1,638	1,824,851
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	5,500	6,029,375
Federal Home Loan Mortgage Corp.		6.500%	12/01/14	105	109,230
Federal Home Loan Mortgage Corp.		7.000%	01/01/31-10/01/32	770	894,260
Federal National Mortgage Association		2.016%	07/01/33	516	534,897
Federal National Mortgage Association		3.500%	06/01/39	2,459	2,354,412
Federal National Mortgage Association		4.000%	TBA 15 YR	15,000	15,623,430
Federal National Mortgage Association		4.000%	TBA 30 YR	36,000	36,000,000
Federal National Mortgage Association		4.500%	11/01/18-03/01/41	22,161	23,166,328
Federal National Mortgage Association		4.500%	TBA 30 YR	13,000	13,448,903
Federal National Mortgage Association		5.000%	10/01/18-02/01/36	17,391	18,589,519
Federal National Mortgage Association		5.000%	TBA 30 YR	34,000	36,125,000
Federal National Mortgage Association		5.500%	03/01/16-08/01/37	39,397	42,862,423
Federal National Mortgage Association		5.650%	06/01/37	543	576,822
Federal National Mortgage Association		6.000%	04/01/13-05/01/38	18,999	20,993,365
Federal National Mortgage Association		6.000%	TBA 30 YR	12,000	13,160,628
Federal National Mortgage Association		6.500%	07/01/17-09/01/37	7,095	8,051,828
Federal National Mortgage Association		7.000%	08/01/11-07/01/32	483	558,394
Federal National Mortgage Association		7.500%	06/01/12-05/01/32	141	165,577
Government National Mortgage Association		4.000%	05/20/41	2,000	2,035,104
Government National Mortgage Association		4.000%	TBA 30 YR	11,000	11,171,875
Government National Mortgage Association		4.500%	07/20/40-01/20/41	11,469	12,095,698
Government National Mortgage Association		4.500%	TBA 30 YR	8,500	8,970,152
Government National Mortgage Association		4.500%	TBA 30 YR	17,000	17,889,848
Government National Mortgage Association.		5.000%	TBA 30 YR	2,500	2,707,813
Government National Mortgage Association		5.000%	TBA 30 YR	7,000	7,591,717
Government National Mortgage Association		5.500%	11/15/32-02/15/36	6,942	7,688,393
Government National Mortgage Association		6.000%	02/15/33-10/15/34	2,887	3,227,885
Government National Mortgage Association		6.500%	10/15/23-07/15/35	3,128	3,569,971
Government National Mortgage Association		8.000%	01/15/24-04/15/25	83	97,947

TOTAL MORTGAGE-BACKED SECURITIES (cost $391,219,438)					400,887,634

MUNICIPAL BONDS — 0.4%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,325	1,435,240
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	1,030	1,073,682
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,000	1,041,930
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,070	1,300,767
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,130	1,177,019
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	455	435,617
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	300	289,941
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	445	469,831
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	550	526,394

SEE NOTES TO FINANCIAL STATEMENTS.

A71

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

MUNICIPAL BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	$680	$722,017
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	1,270	1,420,089
State of California, General Obligation Unlimited, BABs	A1	7.500%	04/01/34	475	541,462
State of California, General Obligation Unlimited, BABs	A1	7.550%	04/01/39	245	281,677
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	215	248,731
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	335	361,036

TOTAL MUNICIPAL BONDS (cost $10,686,155)					11,325,433

NON-CORPORATE FOREIGN AGENCIES — 0.7%
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	7,435	7,733,471
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes(a)	A1	4.000%	01/29/21	515	474,071
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes(a)	A1	5.125%	06/29/20	400	404,790
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.000%	06/16/14	9,426	9,386,882
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	429,535
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,190	2,326,875

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $20,364,302)					20,755,624

NON-CORPORATE SOVEREIGN
Qatar Government International Bond (Qatar), Sr. Notes, 144A (cost $738,409)	Aa2	6.400%	01/20/40	740	817,700

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal Home Loan Banks		5.500%	07/15/36	1,080	1,185,890
Federal Home Loan Mortgage Corp.		2.500%	05/27/16	2,005	2,056,284
Federal Home Loan Mortgage Corp.		5.125%	11/17/17	630	723,345
Resolution Funding Corp. Interest Strip, Bonds(k)		3.080%	04/15/18	2,615	2,157,618
Western Corporate Federal Credit Union, Gtd. Notes.		1.750%	11/02/12	2,610	2,651,076

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $8,508,254)					8,774,213

U.S. GOVERNMENT TREASURY OBLIGATIONS — 4.9%
U.S. Treasury Bonds(i)		4.250%	11/15/40	570	557,175
U.S. Treasury Bonds		4.375%	05/15/41	1,925	1,921,997
U.S. Treasury Bonds		4.750%	02/15/41	3,600	3,826,688
U.S. Treasury Bonds(a)		5.250%	11/15/28	11,945	13,785,271
U.S. Treasury Inflation Indexed Bonds		1.375%	01/15/20	5,781	6,199,649
U.S. Treasury Notes		0.375%	06/30/13	7,085	7,073,381
U.S. Treasury Notes		0.750%	06/15/14	660	659,226
U.S. Treasury Notes		1.500%	06/30/16	8,182	8,082,261
U.S. Treasury Notes(a)		1.750%	05/31/16	1,785	1,787,785
U.S. Treasury Notes(a)		3.125%	05/15/21	39,875	39,762,951
U.S. Treasury Notes		4.250%	11/15/14	20,000	22,151,560
U.S. Treasury Notes		4.500%	11/15/15	5,320	6,005,780
U.S. Treasury Notes		4.625%	07/31/12	3,920	4,105,130
U.S. Treasury Strips Coupon(l)		4.080%	05/15/24	10,845	6,446,583
U.S. Treasury Strips Coupon(l)		4.120%	08/15/24	6,520	3,819,005
U.S. Treasury Strips Coupon(l)		4.120%	11/15/24	4,590	2,648,751
U.S. Treasury Strips Coupon(l)		4.150%	02/15/25	4,500	2,559,650
U.S. Treasury Strips Coupon(l)		4.210%	08/15/25	1,055	582,535
U.S. Treasury Strips Coupon(l)		4.580%	08/15/22	2,450	1,615,415
U.S. Treasury Strips Coupon(l)		5.040%	11/15/23	10,490	6,422,523
U.S. Treasury Strips Coupon(l)		5.130%	02/15/24	10,000	6,032,190
U.S. Treasury Strips Coupon(l)		5.570%	05/15/25	9,500	5,323,393
U.S. Treasury Strips Coupon(l)		6.210%	05/15/27	2,280	1,139,836

SEE NOTES TO FINANCIAL STATEMENTS.

A72

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

U.S. GOVERNMENT TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Treasury Strips Coupon(l)	7.970%	08/15/33	$10,730	$3,846,093

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $154,245,517)				156,354,828

TOTAL LONG-TERM INVESTMENTS (cost $2,622,935,745)				2,997,786,641

SHORT-TERM INVESTMENTS — 16.9%			Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $156,954,608)(Note 4)(m)			15,863,190	142,768,713
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $392,412,272; includes $130,798,433 of cash collateral received for securities on loan)(Note 4)(m)(n)			392,412,272	392,412,272

TOTAL SHORT-TERM INVESTMENTS (cost $549,366,880)				535,180,985

TOTAL INVESTMENTS(o) — 111.7% (cost $3,172,302,625)				3,532,967,626
LIABILITIES IN EXCESS OF OTHER ASSETS(p) — (11.7)%				(371,194,352)

NET ASSETS — 100.0%				$3,161,773,274

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $127,935,735; cash collateral of $130,798,433 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(d)	Variable rate security. The interest rate shown reflects the rate in effect at June 30, 2011.

(e)	Standard & Poor’s Rating.

(f)	Indicates a security that has been deemed illiquid.

(g)	Indicates a restricted security; the aggregate original cost of such securities is $6,421,674. The aggregate value of $6,862,968 is approximately 0.2% of net assets.

(h)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(i)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(j)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(k)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2011.

(l)	Rate shown reflects the effective yield at June 30, 2011.

(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2011, 117 securities representing $14,656,403 and 0.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS.

A73

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(p)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Long Positions:
155	2 Year U.S. Treasury Notes	Sept. 2011	$33,942,659	$33,998,281	$55,622
1,097	5 Year U.S. Treasury Notes	Sept. 2011	130,255,259	130,757,258	501,999
34	U.S. Ultra Bond	Sept. 2011	4,343,020	4,292,500	(50,520)

					507,101

Short Positions:
307	10 Year U.S. Treasury Notes	Sept. 2011	38,127,695	37,554,734	572,961
505	U.S. Long Bond	Sept. 2011	62,747,144	62,130,781	616,363

					1,189,324

					$1,696,425

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America NA(2)	06/09/14	$9,425	1.031%	3 month LIBOR	$12,232	$—	$12,232
Citibank, NA(1)	05/15/18	11,700	2.526%	3 month LIBOR	(140,298)	—	(140,298)
Citibank, NA(2)	07/07/14	4,345	1.091%	3 month LIBOR	4,117	—	4,117
Morgan Stanley Capital Services, Inc.(1)	05/15/18	12,270	2.510%	3 month LIBOR	(159,828)	—	(159,828)
Morgan Stanley Capital Services, Inc.(1)	06/08/21	13,800	4.640%	3 month LIBOR	(61,415)	—	(61,415)

					$(345,192)	$—	$(345,192)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1)
Barclays Bank PLC	09/20/12	$2,900	0.595%	Fortune Brands, Inc.,
				5.375%, 01/15/16	$(14,320)	$—	$(14,320)
Deutsche Bank AG	09/20/11	1,000	1.000%	Echostar DBS Corp.,
				6.625%, 10/01/14	(1,065)	1,528	(2,593)
Deutsche Bank AG	03/20/12	2,000	5.000%	Gannett Co., Inc.,
				6.375%, 04/01/12	(68,388)	(22,209)	(46,179)
Deutsche Bank AG	12/20/12	2,000	1.000%	Macy’s Retail Holdings, Inc.,
				8.000%, 07/15/12	(21,342)	35,232	(56,574)
Deutsche Bank AG	06/20/18	2,200	1.150%	Spectra Energy Capital LLC,
				6.250%, 02/15/13	(39,338)	—	(39,338)
Deutsche Bank AG	03/20/14	1,645	7.050%	Starwood Hotels & Resorts Worldwide,
				7.875%, 05/01/12	(276,693)	—	(276,693)
Deutsche Bank AG	06/20/13	2,000	1.000%	US Steel Corp.,
				6.650%, 06/01/37	21,160	62,510	(41,350)
JPMorgan Chase Bank	06/20/14	1,150	0.650%	Bunge Ltd. Finance Corp.,
				5.350%, 04/15/14	9,574	—	9,574
Merrill Lynch Capital Services, Inc.	06/20/18	1,800	3.050%	SLM Corp.,
				5.125%. 08/27/12	56,599	—	56,599

SEE NOTES TO FINANCIAL STATEMENTS.

A74

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1) (continued)
Merrill Lynch Capital Services, Inc.	06/20/18	$500	1.130%	Spectra Energy Capital LLC,
				6.250%, 02/15/13	$(8,297)	$—	$(8,297)
Merrill Lynch Capital Services, Inc.	06/20/18	2,800	1.450%	Starwood Hotels & Resorts Worldwide, Inc.,
				6.750%, 05/15/18	57,175	—	57,175
Morgan Stanley Capital Services, Inc.	03/20/12	500	5.000%	Gannett Co., Inc.,
				6.375%, 04/01/12	(17,097)	(5,727)	(11,370)
Morgan Stanley Capital Services, Inc.	06/20/18	1,700	1.000%	Newell Rubbermaid, Inc.,
				0.000%, 07/15/28	75,711	—	75,711
Morgan Stanley Capital Services, Inc.	06/20/18	2,800	0.970%	Simon Property Group L.P.,
				5.250%, 12/01/16	49,903	—	49,903

					$(176,418)	$71,334	$(247,752)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,916,577,885	$10,343,582	$—
Exchange Traded Fund	78,182
Preferred Stocks	1,649,081	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	12,353,433	11,554,630
Residential Mortgage-Backed Securities	—	8,098,204	—
Bank Loans	—	3,096,764	2,803,751
Collateralized Mortgage Obligations	—	8,005,347	—
Commercial Mortgage-Backed Securities	—	129,146,551	—
Corporate Bonds	—	295,163,799	—
Mortgage-Backed Securities	—	400,887,634	—
Municipal Bonds	—	11,325,433	—
Non-Corporate Foreign Agencies	—	20,755,624	—
Non-Corporate Sovereign	—	817,700	—
U.S. Government Agency Obligations	—	8,774,213	—
U.S. Government Treasury Obligations	—	156,354,828	—
Affiliated Mutual Funds	535,180,985	—	—
Other Financial Instruments*
Futures Contracts	1,696,425	—	—
Interest Rate Swap Agreements	—	(345,192)	—
Credit Default Swap Agreements	—	(247,752)	—

Total	$2,455,182,558	$1,064,530,168	$14,358,381

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A75

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 was as follows:

Affiliated Mutual Funds (including 4.1% of collateral received for securities on loan)	16.9%
Mortgage-Backed Securities	12.7
Oil, Gas & Consumable Fuels	6.6
U.S. Government Treasury Obligations	4.9
Commercial Mortgage-Backed Securities	4.1
Pharmaceuticals	3.1
Computers & Peripherals	2.8
Software	2.6
Diversified Financial Services	2.5
Insurance	2.5
Banking	2.4
Commercial Banks	2.2
IT Services	2.0
Machinery	2.0
Chemicals	1.8
Healthcare Providers & Services	1.7
Industrial Conglomerates	1.7
Media	1.6
Diversified Telecommunication Services	1.5
Tobacco	1.5
Semiconductors & Semiconductor Equipment	1.4
Aerospace & Defense	1.3
Energy Equipment & Services	1.3
Healthcare Equipment & Supplies	1.3
Beverages	1.2
Communications Equipment	1.2
Food & Staples Retailing	1.2
Metals & Mining	1.2
Food Products	1.1
Capital Markets	1.0
Household Products	0.9
Biotechnology	0.8
Internet Software & Services	0.8
Multiline Retail	0.8
Non-Residential Mortgage-Backed Securities	0.8
Real Estate Investment Trusts	0.8
Road & Rail	0.8
Specialty Retail	0.8
Electric	0.7
Electric Utilities	0.7
Hotels, Restaurants & Leisure	0.7
Non-Corporate Foreign Agencies	0.7
Telecommunications	0.7

Textiles, Apparel & Luxury Goods	0.7%
Air Freight & Logistics	0.6
Consumer Finance	0.6
Electrical Equipment	0.6
Life Sciences Tools & Services	0.6
Non-Captive Finance	0.5
Automobiles	0.4
Foods	0.4
Multi-Utilities	0.4
Municipal Bonds	0.4
Personal Products	0.4
Cable	0.3
Collateralized Mortgage Obligations	0.3
Electronic Equipment & Instruments	0.3
Energy – Other	0.3
Healthcare Insurance	0.3
Household Durables	0.3
Media & Entertainment	0.3
Office Electronics	0.3
Retailers	0.3
Technology	0.3
U.S. Government Agency Obligations	0.3
Capital Goods	0.2
Consumer	0.2
Distributors	0.2
Gas Utilities	0.2
Healthcare & Pharmaceutical	0.2
Independent Power Producers & Energy Traders	0.2
Internet & Catalog Retail	0.2
Leisure Equipment & Products	0.2
Lodging	0.2
Metals	0.2
Pipelines & Other	0.2
Real Estate Management & Development	0.2
Residential Mortgage-Backed Securities	0.2
Trading Companies & Distributors	0.2
Airlines	0.1
Auto Components	0.1
Containers & Packaging	0.1
Energy – Integrated	0.1
Paper	0.1
Railroads	0.1
Water Utilities	0.1

111.7
Liabilities in excess of other assets	(11.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A76

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$99,270		Premium received for swap agreements	$27,936
Credit contracts	Unrealized appreciation on swap agreements	248,962		Unrealized depreciation on swap agreements	496,714
Interest rate contracts	Unrealized appreciation on swap agreements	16,349		Unrealized depreciation on swap agreements	361,541
Interest rate contracts	Due from broker — variation margin	1,746,945	*	Due from broker — variation margin	50,520	*

Total		$2,111,526			$936,711

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Rights	Total
Credit contracts	$—	$(207,883)	$—	$(207,883)
Equity contracts	4,742,853	—	6,147	4,749,000
Interest rate contracts	5,086,613	(93,071)	—	4,993,542

Total	$9,829,466	$(300,954)	$6,147	$9,534,659

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$141,292	$141,292
Equity contracts	(747,600)	—	(747,600)
Interest rate contracts	(329,172)	(345,192)	(674,364)

Total	$(1,076,772)	$(203,900)	$(1,280,672)

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$255,149,433	$118,744,670

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$28,843	$25,740

SEE NOTES TO FINANCIAL STATEMENTS.

A77

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2011

ASSETS
Investments, at value including securities on loan of $127,935,735:
Unaffiliated investments (cost $2,622,935,745)	$2,997,786,641
Affiliated investments (cost $549,366,880)	535,180,985
Foreign currency, at value (cost $191,570)	192,694
Cash	42,617
Receivable for investments sold	152,762,177
Dividends and interest receivable	8,737,160
Foreign tax reclaim receivable	349,229
Unrealized appreciation on swap agreements	265,311
Due from broker—variation margin	102,016
Premium paid for swap agreements	99,270
Receivable for Series shares sold	66,348
Prepaid expenses	3,706

Total Assets	3,695,588,154

LIABILITIES
Payable for investments purchased	400,006,817
Collateral for securities on loan	130,798,433
Management fee payable	1,533,998
Unrealized depreciation on swap agreements	858,255
Payable for Series shares repurchased	366,946
Accrued expenses and other liabilities	221,569
Premium received for swap agreements	27,936
Affiliated transfer agent fee payable	926

Total Liabilities	533,814,880

NET ASSETS	$3,161,773,274

Net assets were comprised of:
Paid-in capital	$3,007,004,242
Retained earnings	154,769,032

Net assets, June 30, 2011	$3,161,773,274

Net asset value and redemption price per share, $3,161,773,274 / 195,188,606 outstanding shares of beneficial interest	$16.20

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $56,136)	$20,295,864
Unaffiliated interest	18,178,009
Affiliated dividend income	1,238,502
Affiliated income from securities loaned, net	60,720

39,773,095

EXPENSES
Management fee	9,386,286
Custodian’s fees and expenses	182,000
Shareholders’ reports	143,000
Insurance expenses	22,000
Trustees’ fees	19,000
Audit fee	18,000
Legal fees and expenses	6,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Commitment fee on syndicated credit agreement	5,000
Miscellaneous	10,454

Total expenses	9,797,740

NET INVESTMENT INCOME	29,975,355

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: $561,111)	172,416,085
Futures transactions	9,829,466
Swap agreement transactions	(300,954)
Foreign currency transactions	(8,098)

181,936,499

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $725,298)	(37,801,192)
Futures	(1,076,772)
Swap agreements	(203,900)
Foreign currencies	34,284

(39,047,580)

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	142,888,919

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$172,864,274

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$29,975,355	$60,267,161
Net realized gain on investment, swap agreement and foreign currency transactions	181,936,499	164,747,735
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(39,047,580)	111,985,470

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	172,864,274	337,000,366

DISTRIBUTIONS	(60,257,696)	(65,760,146)

SERIES SHARE TRANSACTIONS:
Series shares sold [330,911 and 965,601 shares, respectively]	5,345,700	14,188,409
Series shares issued in reinvestment of distributions [3,811,366 and 4,680,438 shares, respectively]	60,257,696	65,760,146
Series shares repurchased [5,779,893 and 12,309,724 shares, respectively]	(93,779,138)	(179,839,115)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(28,175,742)	(99,890,560)

TOTAL INCREASE IN NET ASSETS	84,430,836	171,349,660
NET ASSETS:
Beginning of period	3,077,342,438	2,905,992,778

End of period	$3,161,773,274	$3,077,342,438

SEE NOTES TO FINANCIAL STATEMENTS.

A78

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS — 97.4%	Shares	Value (Note 2)

Australia — 2.2%
Bendigo and Adelaide Bank Ltd.	131,800	$1,256,845
BHP Billiton PLC	91,514	3,601,398
BlueScope Steel Ltd.	218,400	284,223
Caltex Australia Ltd.	34,900	442,823
Challenger Ltd.	204,700	1,078,386
Downer EDI Ltd.	214,250	856,114
Goodman Fielder Ltd.	443,900	505,672
Metcash Ltd.	175,000	780,990
National Australia Bank Ltd.	62,400	1,725,195
OneSteel Ltd.	447,200	893,052
Pacific Brands Ltd.	460,600	344,979
TABCORP Holdings Ltd.	104,600	370,029
Telstra Corp. Ltd.	305,800	950,237
Westpac Banking Corp.	55,600	1,333,939

		14,423,882

Austria — 0.5%
Andritz AG	12,543	1,291,443
OMV AG	32,300	1,411,058
Voestalpine AG	9,500	524,403

		3,226,904

Belgium — 0.2%
AGFA-Gevaert NV(a)	86,100	384,565
Delhaize Group SA	16,100	1,207,068

		1,591,633

Brazil — 0.8%
BR Malls Participacoes SA	63,700	717,143
CCR SA	52,600	1,566,558
Itau Unibanco Holding SA, ADR	119,800	2,821,290

		5,104,991

Canada — 0.7%
Alimentation Couche Tard, Inc. (Class B Stock)	58,568	1,707,639
Brookfield Asset Management, Inc. (Class A Stock)	82,659	2,741,799
Canadian Pacific Railway Ltd.	1,200	74,784

		4,524,222

China — 2.8%
Baidu, Inc., ADR(a)	42,342	5,933,385
China Overseas Land & Investment Ltd.	1,324,000	2,848,313
China Vanke Co. Ltd. (Class B Stock)	292,347	393,718
CNOOC Ltd.	1,305,000	3,073,773
Industrial & Commercial Bank of China (Class H Stock)	6,199,625	4,728,743
Youku.com, Inc., ADR(a)(b)	39,956	1,372,489

		18,350,421

Denmark — 0.6%
H Lundbeck A/S	49,400	1,299,494
Novo Nordisk A/S (Class B Stock)	22,016	2,763,022

		4,062,516

Finland — 0.5%
Kone OYJ (Class B Stock)	31,725	1,993,451
Nokia OYJ	83,800	543,209

COMMON STOCKS (continued)	Shares	Value (Note 2)

Finland (continued)
Tieto OYJ	56,200	$951,092

		3,487,752

France — 5.5%
AXA SA	47,100	1,070,299
BNP Paribas SA	19,800	1,528,400
Casino Guichard Perrachon SA	1,300	122,538
CIE de Saint-Gobain	48,334	3,129,956
CIE Generale des Etablissements Michelin (Class B Stock)	24,984	2,443,402
CIE Generale d’Optique Essilor International SA	14,699	1,192,197
Ciments Francais SA	5,200	550,329
Credit Agricole SA	105,684	1,589,291
France Telecom SA	31,800	676,277
L’Oreal SA	20,037	2,602,328
Rallye SA	10,700	444,553
Renault SA	12,300	729,264
Sanofi	41,490	3,335,662
Schneider Electric SA	15,189	2,537,447
SCOR SE	28,000	795,847
Societe Generale	14,658	869,813
Thales SA	14,269	615,286
Total SA	43,500	2,515,705
Total SA, ADR(a)	65,950	3,814,548
Valeo SA	13,400	914,864
Veolia Environnement	2,784	78,524
Vinci SA	40,378	2,586,351
Vivendi SA	86,100	2,394,164

		36,537,045

Germany — 5.1%
Allianz SE	16,400	2,290,977
Aurubis AG	6,200	403,245
BASF SE	52,418	5,136,292
Bayer AG	38,627	3,105,486
Bayerische Motoren Werke AG	35,415	3,533,899
Brenntag AG	7,804	907,173
Daimler AG	9,800	737,579
Deutsche Bank AG	26,100	1,542,352
E.ON AG	34,300	974,166
Fresenius Medical Care AG & Co. KGaA	21,605	1,615,096
Hannover Rueckversicherung AG	11,800	615,428
Lanxess AG	13,226	1,085,576
Merck KGaA	6,200	673,784
Muenchener Rueckversicherungs AG	23,003	3,517,600
Rheinmetall AG	13,300	1,177,478
RWE AG	21,600	1,197,651
SAP AG	58,236	3,525,846
ThyssenKrupp AG	36,700	1,907,167

		33,946,795

Greece
Alpha Bank AE(a)	15,700	79,003

Hong Kong — 1.9%
Cathay Pacific Airways Ltd.	440,000	1,023,556
Chaoda Modern Agriculture Holdings Ltd.	966,070	421,133

SEE NOTES TO FINANCIAL STATEMENTS.

A79

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Hong Kong (continued)
First Pacific Co. Ltd.	1,445,000	$1,291,656
Hutchison Port Holdings Trust (Class U Stock)(a)	2,836,000	2,396,420
Indofood Sukses Makmur Tbk PT	1,607,000	1,080,225
Jardine Cycle & Carriage Ltd.	57,000	2,000,097
Kingboard Chemical Holdings Ltd.	180,000	836,258
Li & Fung Ltd.	440,000	879,423
Noble Group Ltd.	1,422,000	2,289,934

		12,218,702

Indonesia — 0.4%
Bank Rakyat Indonesia Persero Tbk PT	2,599,500	1,977,298
Perusahaan Gas Negara PT	1,533,000	721,020

		2,698,318

Ireland — 0.3%
Allied Irish Banks PLC(a)	42,100	8,669
Bank of Ireland (Governor & Co.)(a)	83,300	13,892
Irish Life & Permanent Group Holdings PLC(a)	51,300	2,046
WPP PLC	162,944	2,039,840

		2,064,447

Israel — 0.6%
Bank Hapoalim BM(a)	176,900	879,820
Check Point Software Technologies Ltd.(a)(b)	28,598	1,625,796
Elbit Systems Ltd.	11,400	540,176
Teva Pharmaceutical Industries Ltd., ADR	24,456	1,179,268

		4,225,060

Italy — 1.3%
Banco Popolare SC	38,200	88,024
Enel SpA	359,400	2,347,426
ENI SpA	88,000	2,081,383
Finmeccanica SpA	43,100	521,578
Fondiaria-Sai SpA(a)	19,900	78,841
Saipem SpA	47,345	2,444,215
Telecom Italia SpA	796,300	1,107,993

		8,669,460

Japan — 8.6%
Alpine Electronics, Inc.	22,700	314,488
Aoyama Trading Co. Ltd.	52,100	898,451
Circle K Sunkus Co. Ltd.	46,900	731,866
COMSYS Holdings Corp.	72,800	730,046
Daito Trust Construction Co. Ltd.	13,600	1,154,639
Dena Co. Ltd.	21,800	937,541
Fanuc Corp.	15,600	2,608,680
Fast Retailing Co. Ltd.	18,400	2,975,803
Fukuoka Financial Group, Inc.	158,000	660,374
Hitachi Capital Corp.	49,400	670,024
ITOCHU Corp.	87,400	909,035
Itochu Techno-Solutions Corp.	26,200	930,041
JX Holdings, Inc.	101,400	682,021
KDDI Corp.	200	1,438,988
Keihin Corp.	44,800	948,075

COMMON STOCKS (continued)	Shares	Value (Note 2)

Japan (continued)
Komatsu Ltd.	101,400	$3,166,027
K’s Holdings Corp.	19,700	851,789
Kurabo Industries Ltd.	173,100	347,366
Kyoei Steel Ltd.	32,100	488,397
Kyowa Exeo Corp.	81,900	830,962
Marubeni Corp.	210,000	1,395,620
Mitsubishi Corp.	34,500	861,736
Mitsui & Co. Ltd.	56,300	973,434
Mizuho Financial Group, Inc.	801,800	1,317,861
Murata Manufacturing Co. Ltd.	31,200	2,085,984
Nichirei Corp.	132,000	563,911
Nippon Electric Glass Co. Ltd.	54,000	692,881
Nippon Shokubai Co. Ltd.	68,000	829,654
Nippon Telegraph & Telephone Corp.	37,000	1,784,578
Nissan Shatai Co. Ltd.	95,000	733,542
Nitori Holdings Co. Ltd.	13,500	1,281,283
Nitto Denko Corp.	30,100	1,529,415
NTT DoCoMo, Inc.	900	1,607,347
ORIX Corp.	29,250	2,845,200
Sankyu, Inc.	210,000	981,862
Seino Holdings Corp.	65,000	467,525
Shimachu Co. Ltd.	30,700	749,498
Softbank Corp.	96,200	3,643,315
Sumitomo Corp.	152,300	2,071,929
Sumitomo Mitsui Financial Group, Inc.	59,300	1,828,497
Sumitomo Mitsui Trust Holdings, Inc.	64,070	223,011
Takeda Pharmaceutical Co. Ltd.	24,600	1,136,936
Toagosei Co. Ltd.	147,000	740,417
Toyo Suisan Kaisha Ltd.	31,000	733,386
Toyota Tsusho Corp.	48,100	825,532
Yahoo! Japan Corp.	5,666	1,949,930
Yokohama Rubber Co. Ltd. (The)	158,000	911,554

		57,040,451

Liechtenstein — 0.1%
Verwaltungs- und Privat-Bank AG	2,578	338,521

Netherlands — 0.9%
Aegon NV(a)	56,800	387,464
ASML Holding NV	34,518	1,271,437
ING Groep NV(a)	119,400	1,469,861
Koninklijke Ahold NV	60,500	812,949
Koninklijke DSM NV	20,400	1,323,997
Koninklijke KPN NV	39,800	578,894

		5,844,602

New Zealand — 0.1%
Air New Zealand Ltd.	737,900	685,780

Norway — 0.3%
DnB NOR ASA	54,100	754,070
Statoil ASA	45,100	1,141,889

		1,895,959

Peru — 0.3%
Credicorp Ltd.	21,291	1,833,155

Portugal
Banco Espirito Santo SA	43,600	162,493

SEE NOTES TO FINANCIAL STATEMENTS.

A80

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Singapore — 0.6%
CapitaMalls Asia Ltd.	1,330,000	$1,596,814
Keppel Corp. Ltd.	259,700	2,349,677

		3,946,491

South Africa — 0.3%
Truworths International Ltd.	148,500	1,609,566

South Korea — 0.9%
Hyundai Motor Co.	12,822	2,858,455
Samsung Electronics Co. Ltd.	4,183	3,251,150

		6,109,605

Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA	93,900	1,101,614
Banco Espanol de Credito SA	79,800	616,802
Banco Santander Chile, ADR(b)	15,752	1,477,695
Banco Santander SA	321,970	3,717,984
Prosegur Cia de Seguridad SA	8,245	438,447
Repsol YPF SA	66,100	2,294,779
Telefonica SA	34,700	848,403

		10,495,724

Sweden — 1.0%
Atlas Copco AB (Class A Stock)	63,159	1,662,552
Boliden AB	73,000	1,348,005
Electrolux AB (Class B Stock)	25,100	598,810
Hexagon AB (Class B Stock)	39,264	967,136
Meda AB (Class A Stock)	76,800	835,363
NCC AB (Class B Stock)	15,700	357,179
SKF AB (Class B Stock)	34,614	1,001,448

		6,770,493

Switzerland — 3.0%
ABB Ltd.(a)	73,999	1,918,737
Baloise Holding AG	13,000	1,341,362
CIE Financiere Richemont SA, ADR	675,512	4,438,114
Clariant AG(a)	42,200	806,606
Credit Suisse Group AG(a)	36,700	1,427,404
Georg Fischer AG(a)	1,500	824,710
Novartis AG	34,600	2,119,417
Roche Holding AG	10,000	1,673,506
Sika AG	369	889,638
Swiss Reinsurance Co. Ltd.(a)	19,300	1,083,738
Syngenta AG(a)	4,598	1,552,081
Zurich Financial Services AG(a)	6,700	1,694,225

		19,769,538

Taiwan — 0.3%
HTC Corp.	63,000	2,130,107

United Kingdom — 9.5%
Aggreko PLC	32,579	1,008,633
AMEC PLC	73,000	1,274,721
Amlin PLC	122,708	799,777
Antofagasta PLC	23,019	515,006
AstraZeneca PLC	65,200	3,252,309
Aviva PLC	144,400	1,017,407
BAE Systems PLC	256,400	1,310,662
Barclays PLC	332,700	1,369,363
Beazley PLC	360,794	723,823
Berendsen PLC	24,300	212,552
BG Group PLC	122,420	2,778,209

COMMON STOCKS (continued)	Shares	Value (Note 2)

United Kingdom (continued)
BP PLC	288,000	$2,120,006
BT Group PLC	602,100	1,947,183
Centrica PLC	520,183	2,699,138
Cookson Group PLC	77,300	834,324
Diageo PLC	115,494	2,359,668
Drax Group PLC	116,100	938,199
DS Smith PLC	199,700	804,800
GlaxoSmithKline PLC	74,400	1,592,913
Home Retail Group PLC	259,200	681,000
J Sainsbury PLC	223,567	1,181,937
John Wood Group PLC(a)	82,358	855,872
Johnson Matthey PLC	70,525	2,225,306
Kesa Electricals PLC	365,500	807,764
Legal & General Group PLC	483,800	917,797
Logica PLC	583,800	1,255,544
Marston’s PLC	339,130	554,086
Mondi PLC	57,200	569,641
Next PLC	68,811	2,567,698
Old Mutual PLC	527,200	1,128,741
Pearson PLC	144,890	2,734,695
Petrofac Ltd.	77,256	1,877,246
Premier Foods PLC(a)	1,525,600	465,709
Prudential PLC	251,136	2,902,048
Rexam PLC	125,100	768,586
Rio Tinto Ltd.	10,400	930,888
Rolls-Royce Holdings PLC(a)	176,326	1,825,321
Rolls-Royce Holdings PLC (Entitlement Shares)(a)	15,203,232	24,401
Royal Bank of Scotland Group PLC(a)	263,527	162,666
Royal Dutch Shell PLC (Class B Stock)	132,400	4,725,915
Royal Dutch Shell PLC, ADR	37,900	2,695,827
RSA Insurance Group PLC	300,200	649,959
Thomas Cook Group PLC	164,000	350,073
Vodafone Group PLC	512,700	1,360,189
WM Morrison Supermarkets PLC	189,100	903,511

		62,681,113

United States — 46.5%
3M Co.	36,350	3,447,797
Acme Packet, Inc.(a)	26,798	1,879,344
Agilent Technologies, Inc.(a)	80,798	4,129,586
Allstate Corp. (The)	54,600	1,666,938
Altria Group, Inc.	22,700	599,507
Amazon.com, Inc.(a)	21,826	4,463,199
American Express Co.	48,750	2,520,375
Amgen, Inc.(a)	29,050	1,695,067
Anadarko Petroleum Corp.	15,585	1,196,305
Apple, Inc.(a)	19,771	6,636,532
AT&T, Inc.	127,700	4,011,057
Avon Products, Inc.	63,500	1,778,000
Baker Hughes, Inc.	43,500	3,156,360
Bank of America Corp.	296,100	3,245,256
Biogen Idec, Inc.(a)	30,855	3,299,017
Boeing Co. (The)	13,050	964,786
Cablevision Systems Corp. (Class A Stock)	48,600	1,759,806
Chevron Corp.	55,625	5,720,475
Cisco Systems, Inc.	104,400	1,629,684

SEE NOTES TO FINANCIAL STATEMENTS.

A81

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
Citigroup, Inc.	16,100	$670,404
Coach, Inc.	42,491	2,716,450
Comcast Corp. (Class A Stock)	48,500	1,175,155
Continental Resources, Inc.(a)	25,462	1,652,738
Covidien PLC	44,200	2,352,766
Cummins, Inc.	25,055	2,592,942
Danaher Corp.	68,840	3,647,832
Dell, Inc.(a)	22,100	368,407
Dow Chemical Co. (The)	161,908	5,828,688
Eaton Corp.	73,664	3,790,013
Entergy Corp.	27,600	1,884,528
EOG Resources, Inc.	20,283	2,120,588
EQT Corp.	13,850	727,402
Estee Lauder Cos., Inc. (The) (Class A Stock)	23,425	2,464,076
Exelon Corp.	63,850	2,735,334
Exxon Mobil Corp.	59,050	4,805,489
F5 Networks, Inc.(a)	6,061	668,225
Fifth Third Bancorp	100,200	1,277,550
Fortune Brands, Inc.	16,450	1,049,016
Freeport-McMoRan Copper & Gold, Inc.	31,873	1,686,082
General Dynamics Corp.	19,093	1,422,810
General Electric Co.	183,600	3,462,696
General Motors Co.(a)	71,600	2,173,776
Goldman Sachs Group, Inc. (The)	7,350	978,212
Green Mountain Coffee Roasters, Inc.(a)(b)	23,133	2,064,852
H&R Block, Inc.	92,600	1,485,304
Halliburton Co.	69,815	3,560,565
Hewlett-Packard Co.	30,400	1,106,560
Home Depot, Inc. (The)	57,900	2,097,138
Honeywell International, Inc.	27,450	1,635,745
Illinois Tool Works, Inc.	53,350	3,013,741
International Business Machines Corp.	21,950	3,765,522
International Paper Co.	78,200	2,331,924
Johnson & Johnson	50,350	3,349,282
JPMorgan Chase & Co.	117,150	4,796,121
Kellogg Co.	27,350	1,513,002
KeyCorp	164,000	1,366,120
Kimberly-Clark Corp.(b)	29,200	1,943,552
Liberty Media Corp.—Starz, Ser. A(a)	12,500	940,500
Lockheed Martin Corp.(b)	10,400	842,088
Lowe’s Cos., Inc.	55,100	1,284,381
Madison Square Garden, Inc. (Class A Stock)(a)	24,300	668,979
Marsh & McLennan Cos., Inc.	95,000	2,963,050
McDonald’s Corp.	49,696	4,190,367
Mead Johnson Nutrition Co.	26,477	1,788,521
Merck & Co., Inc.	105,600	3,726,624
MetLife, Inc.	24,200	1,061,654
Microsoft Corp.	156,000	4,056,000
Monsanto Co.	81,498	5,911,865
Morgan Stanley	119,100	2,740,491
Murphy Oil Corp.	45,300	2,974,398
NIKE, Inc. (Class B Stock)	44,629	4,015,718
NiSource, Inc.(b)	56,300	1,140,075
NRG Energy, Inc.(a)(b)	87,000	2,138,460
Nucor Corp.	30,950	1,275,759

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
Occidental Petroleum Corp.	40,862	$4,251,282
Oracle Corp.	171,714	5,651,108
O’Reilly Automotive, Inc.(a)(b)	9,360	613,174
PepsiCo, Inc.	18,350	1,292,391
Pfizer, Inc.	211,200	4,350,720
PNC Financial Services Group, Inc.	66,557	3,967,463
PPG Industries, Inc.	52,757	4,789,808
Praxair, Inc.	61,394	6,654,496
Precision Castparts Corp.	26,171	4,309,055
priceline.com, Inc.(a)	11,635	5,956,305
Principal Financial Group, Inc.	29,800	906,516
Procter & Gamble Co. (The)	31,400	1,996,098
Raytheon Co.	30,200	1,505,470
Rockwell Automation, Inc.	50,033	4,340,863
Salesforce.com, Inc.(a)	6,715	1,000,401
Schlumberger Ltd.	11,950	1,032,480
SLM Corp.(a)	73,800	1,240,578
Sotheby’s	17,655	767,992
Southwest Airlines Co.	229,600	2,622,032
Spectra Energy Corp.	100,700	2,760,187
Sprint Nextel Corp.(a)	299,600	1,614,844
St Joe Co. (The)(a)(b)	51,600	1,075,344
Starbucks Corp.	113,939	4,499,451
State Street Corp.	39,850	1,796,836
TE Connectivity Ltd.	41,400	1,521,864
Tiffany & Co.	53,038	4,164,544
Time Warner, Inc.(b)	258,193	9,390,479
Time Warner Cable, Inc.	35,600	2,778,224
TJX Cos., Inc.	112,242	5,896,072
U.S. Bancorp	217,190	5,540,517
Union Pacific Corp.	77,383	8,078,785
Visa, Inc. (Class A Stock)	12,607	1,062,266
Vulcan Materials Co.(b)	44,850	1,728,071
Wal-Mart Stores, Inc.	39,200	2,083,088
Waste Management, Inc.	27,900	1,039,833
Wells Fargo & Co.	57,700	1,619,062
Western Union Co. (The)	110,400	2,211,312
Weyerhaeuser Co.	115,800	2,531,388
Wynn Resorts Ltd.	26,745	3,838,977
Yum! Brands, Inc.	58,245	3,217,454

		307,495,458

TOTAL COMMON STOCKS (cost $560,038,588)		644,020,207

PREFERRED STOCK — 0.3%
United States
Wells Fargo & Co. (cost $1,510,954)	63,000	1,801,170

	Units
RIGHTS
Italy
Fondiaria-Sai SpA(a) (cost $386,316)	19,900	49,925

TOTAL LONG-TERM INVESTMENTS (cost $561,935,858)		645,871,302

SEE NOTES TO FINANCIAL STATEMENTS.

A82

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SHORT-TERM INVESTMENTS — 5.2%	Shares	Value (Note 2)
Affiliated Money Market Mutual Fund — 5.2%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $34,071,112; includes $11,869,560 of cash collateral received for securities on loan) (Note 4)(c)(d)	34,071,112	$34,071,112

	Principal Amount (000)
U.S. Government Obligation
U.S. Treasury Bill, 0.165%, 09/22/11 (cost $299,886)(e)(f)	$300	299,983

TOTAL SHORT-TERM INVESTMENTS (cost $34,370,998)		34,371,095

TOTAL INVESTMENTS(g) — 102.9% (cost $596,306,856)		680,242,397
LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (2.9)%		(18,987,619)

NET ASSETS — 100.0%		$661,254,778

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,664,198; cash collateral of $11,869,560 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Rate quoted represents yield-to-maturity as of purchase date.

(g)	As of June 30, 2011, 80 securities representing $104,837,235 and 15.9% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(h)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at the reporting period end:

Open futures contracts outstanding at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation
	Long Position:
12	S&P 500 E-MINI	Sep. 2011	$782,046	$789,300	$7,254

Forward currency contracts outstanding at June 30, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Value at June 30, 2011	Unrealized Appreciation
British Pound expiring 09/23/11	Morgan Stanley & Co., Inc.	GBP	2,068	$3,302,927	$3,315,520	$12,593
Euro expiring 09/19/11	State Street Boston Corp.	EUR	1,438	2,045,854	2,080,902	35,048

				$5,348,781	$5,396,422	$47,641

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
British Pound expiring 09/23/11	Morgan Stanley & Co., Inc.	GBP	7,706	$12,582,781	$12,354,639	$228,142
Canadian Dollar expiring 09/22/11	State Street Boston Corp.	CAD	585	595,905	605,259	(9,354)
Euro expiring 09/19/11	State Street Boston Corp.	EUR	9,681	13,947,852	14,005,957	(58,105)
Euro expiring 09/19/11	State Street Boston Corp.	EUR	1,086	1,582,617	1,571,167	11,450
Japanese Yen expiring 09/21/11	Bank of New York	JPY	377,722	4,670,084	4,694,199	(24,115)
Japanese Yen expiring 09/21/11	Bank of New York	JPY	254,756	3,178,379	3,166,020	12,359
Japanese Yen expiring 09/21/11	Bank of New York	JPY	307,330	3,849,709	3,819,391	30,318
Swiss Franc expiring 09/20/11	Northern Trust	CHF	1,530	1,820,280	1,820,820	(540)

				$42,227,607	$42,037,452	$190,155

SEE NOTES TO FINANCIAL STATEMENTS.

A83

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$3,601,398	$10,822,484	$—
Austria	3,226,904	—	—
Belgium	1,591,633	—	—
Brazil	5,104,991	—	—
Canada	4,524,222	—	—
China	7,699,592	10,650,829	—
Denmark	4,062,516	—	—
Finland	3,487,752	—	—
France	36,537,045	—	—
Germany	33,946,795	—	—
Greece	79,003	—	—
Hong Kong	2,396,420	9,822,282	—
Indonesia	—	2,698,318	—
Ireland	2,064,447	—	—
Israel	4,225,060	—	—
Italy	8,669,460	—	—
Japan	—	57,040,451	—
Liechtenstein	338,521	—	—
Netherlands	5,844,602	—	—
New Zealand	—	685,780	—
Norway	1,895,959	—	—
Peru	1,833,155	—	—
Portugal	162,493	—	—
Singapore	—	3,946,491	—
South Africa	1,609,566	—	—
South Korea	—	6,109,605	—
Spain	10,495,724	—	—
Sweden	6,770,493	—	—
Switzerland	19,769,538	—	—
Taiwan	—	2,130,107	—
United Kingdom	61,750,225	930,888	—
United States	307,495,458	—	—
Preferred Stock
United States	1,801,170	—	—
Rights
Italy	49,925	—	—
U.S. Government Obligation	—	299,983	—
Affiliated Money Market Mutual Fund	34,071,112	—	—

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$7,254	$—	$—
Foreign Forward Currency Contracts	—	237,796	—

Total	$575,112,433	$105,375,014	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at 12/31/10 was $21,877. $75,609,595 was transferred into Level 2 from Level 1 at 06/30/11 as a result of using third-party vendor modeling tools to reflect any significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

SEE NOTES TO FINANCIAL STATEMENTS.

A84

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 was as follows:

Oil, Gas & Consumable Fuels	8.5%
Commercial Banks	7.5
Chemicals	5.9
Affiliated Money Market Mutual Fund (including 1.8% of collateral received for securities on loan)	5.2
Pharmaceuticals	5.2
Insurance	4.2
Machinery	4.0
Media	3.6
Specialty Retail	3.5
Hotels, Restaurants & Leisure	2.6
Aerospace & Defense	2.4
Software	2.4
Diversified Financial Services	2.3
Energy Equipment & Services	2.2
Metals & Mining	2.1
Diversified Telecommunication	1.8
Internet & Catalog Retail	1.8
Industrial Conglomerates	1.7
Textiles, Apparel & Luxury Goods	1.7
Real Estate Management & Development	1.6
Automobiles	1.5
Food & Staples Retailing	1.5
IT Services	1.5
Road & Rail	1.5
Trading Companies & Distributors	1.5
Wireless Telecommunication Services	1.5
Food Products	1.4
Internet Software & Services	1.4
Capital Markets	1.3
Electrical Equipment	1.3
Computers & Peripherals	1.2

Electric Utilities	1.2%
Communications Equipment	1.0
Personal Products	1.0
Auto Components	0.9
Biotechnology	0.8
Electronic Equipment & Instruments	0.8
Multi-Utilities	0.8
Airlines	0.7
Construction & Engineering	0.7
Consumer Finance	0.7
Semiconductors & Semiconductor Equipment	0.7
Beverages	0.6
Healthcare Equipment & Supplies	0.6
Household Products	0.6
Life Sciences Tools & Services	0.6
Transportation Infrastructure	0.6
Building Products	0.5
Commercial Services & Supplies	0.5
Distributors	0.5
Independent Power Producers & Energy Traders	0.5
Multiline Retail	0.4
Paper & Forest Products	0.4
Real Estate Investment Trusts	0.4
Construction Materials	0.3
Diversified Consumer Services	0.3
Household Durables	0.3
Containers & Packaging	0.2
Health Care Providers & Services	0.2
Gas Utilities	0.1
Healthcare Technology	0.1
Tobacco	0.1

102.9
Liabilities in excess of other assets	(2.9)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are equity risk and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$49,925		—	$—
Equity contracts	Due from broker — variation margin	7,254	*	—	—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	329,910		Unrealized depreciation on forward foreign currency exchange contracts	92,114

Total		$387,089			$92,114

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A85

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Futures	Total
Equity contracts	$26,682	$—	$(88,411)	$(61,729)
Foreign exchange contracts	—	(1,906,364)	—	(1,906,364)

Total	$26,682	$(1,906,364)	$(88,411)	$(1,968,093)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Futures	Total
Equity contracts	$(336,391)	$—	$7,254	$(329,137)
Foreign exchange contracts	—	237,796	—	237,796

Total	$(336,391)	$237,796	$7,254	$(91,341)

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities are as follows:

Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)	Futures Long Position (Value at Trade Date)
$3,373,714	$29,674,301	$2,578,557

SEE NOTES TO FINANCIAL STATEMENTS.

A86

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS
Investments, at value including securities on loan of $11,664,198:
Unaffiliated investments (cost $562,235,744)	$646,171,285
Affiliated investments (cost $34,071,112)	34,071,112
Foreign currency, at value (cost $2,272,884)	2,344,114
Foreign tax reclaim receivable	1,519,033
Dividends and interest receivable	1,083,279
Receivable for investments sold	621,973
Unrealized appreciation on forward foreign currency exchange contracts	329,910
Due from broker—variation margin	16,045
Receivable for Series shares sold	7,526
Prepaid expenses	655

Total Assets	686,164,932

LIABILITIES
Payable for investments purchased	12,145,305
Collateral for securities on loan	11,869,560
Management fee payable	396,591
Accrued expenses and other liabilities	256,849
Payable for Series shares repurchased	148,809
Unrealized depreciation on forward foreign currency exchange contracts	92,114
Affiliated transfer agent fee payable	926

Total Liabilities	24,910,154

NET ASSETS	$661,254,778

Net assets were comprised of:
Paid-in capital	$676,875,984
Retained earnings	(15,621,206)

Net assets, June 30, 2011	$661,254,778

Net asset value and redemption price per share, $661,254,778 / 34,513,596 outstanding shares of beneficial interest	$19.16

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $709,559)	$9,345,192
Affiliated income from securities loaned, net	156,234
Affiliated dividend income	19,734
Interest	553

9,521,713

EXPENSES
Management fee	2,470,920
Custodian’s fees and expenses	146,000
Shareholders’ reports	74,000
Audit fee	12,000
Trustees’ fees	8,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Insurance expenses	4,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense (Note 8)	6
Miscellaneous	20,979

Total expenses	2,747,905

NET INVESTMENT INCOME	6,773,808

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	28,816,292
Futures transactions	(88,411)
Foreign currency transactions	(1,558,882)

27,168,999

Net change in unrealized appreciation (depreciation) on:
Investments	(795,636)
Futures	7,254
Foreign currencies	375,797

(412,585)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	26,756,414

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,530,222

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,773,808	$9,687,610
Net realized gain on investments and foreign currencies	27,168,999	34,990,328
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(412,585)	29,124,838

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	33,530,222	73,802,776

DISTRIBUTIONS	(9,684,066)	(9,476,827)

SERIES SHARE TRANSACTIONS:
Series shares sold [568,774 and 619,301 shares, respectively]	10,708,152	10,445,077
Series shares issued in reinvestment of distributions [525,167 and 613,784 shares, respectively]	9,684,066	9,476,827
Series shares repurchased [1,645,618 and 3,317,264 shares, respectively]	(31,502,380)	(55,260,539)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(11,110,162)	(35,338,635)

TOTAL INCREASE IN NET ASSETS	12,735,994	28,987,314
NET ASSETS:
Beginning of period	648,518,784	619,531,470

End of period	$661,254,778	$648,518,784

SEE NOTES TO FINANCIAL STATEMENTS.

A87

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 97.4%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Asset-Backed Securities — 1.4%
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	5.650%	09/20/19	$1,500	$1,722,545
Small Business Administration Participation Certificates,
Ser. 1996-20J, Class 1	7.200%	10/01/16	1,225	1,307,635
Ser. 1997-20A, Class 1	7.150%	01/01/17	838	928,973
Ser. 1997-20G, Class 1	6.850%	07/01/17	443	481,256
Ser. 1998-20I, Class 1	6.000%	09/01/18	1,036	1,130,144

				5,570,553

Collateralized Mortgage Obligations — 2.4%
Federal Home Loan Mortgage Corp.,
Ser. 2002-2496, Class PM	5.500%	09/15/17	1,716	1,872,158
Ser. 2002-2501, Class MC	5.500%	09/15/17	620	668,989
Ser. 2002-2513, Class HC	5.000%	10/15/17	2,339	2,552,724
Ser. 2002-2518, Class PV	5.500%	06/15/19	1,920	1,972,409
Federal National Mortgage Association,
Ser. 2002-18, Class PC	5.500%	04/25/17	1,525	1,593,417
Ser. 2002-57, Class ND	5.500%	09/25/17	681	733,668
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1(a)	0.496%	10/25/28	97	88,105
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	2.580%	02/25/34	330	305,540

				9,787,010

Commercial Mortgage-Backed Securities — 11.1%
Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A2	5.381%	01/15/49	2,466	2,484,289
Bear Stearns Commercial Mortgage Securities, Inc.,
Ser. 2004-T16, Class A5	4.600%	02/13/46	4,200	4,341,402
Ser. 2005-PW10, Class A4(a)	5.405%	12/11/40	2,000	2,180,322
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A3	5.293%	12/11/49	1,800	1,856,392
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	4.832%	04/15/37	2,700	2,875,450
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(a)	6.010%	05/15/46	1,300	1,389,633
Federal Home Loan Mortgage Corp.,
Ser. 2010-K005, Class A2	4.317%	11/25/19	2,600	2,691,062
Ser. 2010-K007, Class A2	4.224%	03/25/20	3,600	3,745,333
Ser. 2010-K009, Class A2	3.808%	08/25/20	2,900	2,912,723
Ser. 2011-K013, Class A2(a)	3.974%	01/25/21	3,400	3,440,503
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	5.381%	03/10/39	2,262	2,300,763
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	5.778%	08/10/45	1,932	1,981,802
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A3(a)	6.005%	06/15/49	1,000	1,062,027
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2	5.590%	09/12/49	2,628	2,706,174
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	5.332%	12/15/43	1,800	1,944,672
NCUA Gtd. Notes, Ser. 2010-C1, Class A2	2.900%	10/29/20	2,000	1,996,264
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C25, Class A4(a)	5.860%	05/15/43	2,000	2,207,233
Ser. 2006-C27, Class A2	5.624%	07/15/45	2,494	2,496,857

				44,612,901

Corporate Bonds — 1.5%
DEPFA ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37	1,520	1,056,394
HSBC Bank PLC (United Kingdom), Covered Notes, 144A	1.625%	07/07/14	1,565	1,561,729
Kommunalbanken AS (Norway), 144A	1.000%	06/16/14	3,400	3,385,890

				6,004,013

Mortgage-Backed Securities — 48.1%
Federal Home Loan Mortgage Corp.(a)	2.479%	05/01/34	793	833,253
Federal Home Loan Mortgage Corp.	4.000%	06/01/26-12/01/40	2,541	2,564,690
Federal Home Loan Mortgage Corp.	4.500%	TBA 30 Year	3,000	3,089,532
Federal Home Loan Mortgage Corp.	5.000%	06/01/33-05/01/34	5,612	5,995,298
Federal Home Loan Mortgage Corp.	5.500%	05/01/37-05/01/38	2,291	2,480,427

SEE NOTES TO FINANCIAL STATEMENTS.

A88

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp.(h)	5.500%	TBA 30 Year	$3,000	$3,234,843
Federal Home Loan Mortgage Corp.	6.000%	09/01/34	282	313,343
Federal Home Loan Mortgage Corp.(h)	6.000%	TBA 30 Year	2,000	2,192,500
Federal Home Loan Mortgage Corp.	6.500%	12/01/11-09/01/32	214	239,988
Federal Home Loan Mortgage Corp.	7.000%	09/01/12-10/01/32	80	93,170
Federal National Mortgage Association(a)	2.279%	07/01/33	2,393	2,516,848
Federal National Mortgage Association(a)	2.291%	04/01/34	281	293,407
Federal National Mortgage Association(a)	2.357%	06/01/34	635	655,776
Federal National Mortgage Association(a)	2.518%	04/01/34	564	592,523
Federal National Mortgage Association(a)	2.643%	08/01/33	1,417	1,476,085
Federal National Mortgage Association	3.500%	06/01/39	983	941,765
Federal National Mortgage Association(h)	3.500%	TBA 30 Year	10,000	9,562,500
Federal National Mortgage Association	4.000%	TBA 15 Year	12,500	13,019,525
Federal National Mortgage Association	4.000%	TBA 30 Year	6,500	6,500,000
Federal National Mortgage Association	4.500%	05/01/40	8,725	9,066,630
Federal National Mortgage Association	4.500%	TBA 30 Year	17,000	17,587,027
Federal National Mortgage Association	5.000%	07/01/18-05/01/36	10,563	11,332,172
Federal National Mortgage Association	5.000%	TBA 30 Year	29,750	31,609,375
Federal National Mortgage Association	5.500%	01/01/17-11/01/36	19,827	21,592,807
Federal National Mortgage Association	5.500%	TBA 30 Year	3,000	3,237,657
Federal National Mortgage Association	6.000%	11/01/14-05/01/38	7,144	7,887,008
Federal National Mortgage Association(h)	6.000%	TBA 30 Year	1,500	1,645,078
Federal National Mortgage Association	6.500%	01/01/15-10/01/37	3,578	4,060,353
Federal National Mortgage Association	7.000%	02/01/12-01/01/36	625	720,280
Federal National Mortgage Association	7.500%	10/01/11-07/01/12	8	8,061
Federal National Mortgage Association	8.000%	03/01/22-02/01/26	25	28,339
Federal National Mortgage Association	9.000%	02/01/25-04/01/25	99	116,656
Government National Mortgage Association	4.500%	07/20/40	994	1,048,740
Government National Mortgage Association	4.500%	TBA 30 Year	12,000	12,628,128
Government National Mortgage Association(h)	4.500%	TBA 30 Year	4,000	4,221,248
Government National Mortgage Association	5.000%	07/15/33-04/15/34	2,346	2,560,645
Government National Mortgage Association	5.000%	TBA 30 Year	3,000	3,252,187
Government National Mortgage Association	5.500%	03/15/34-03/15/36	1,879	2,078,713
Government National Mortgage Association	6.500%	07/15/32-08/15/32	453	516,432
Government National Mortgage Association	7.000%	03/15/23-08/15/28	1,090	1,265,788
Government National Mortgage Association	7.500%	12/15/25-02/15/26	192	225,102
Government National Mortgage Association	8.500%	09/15/24-04/15/25	261	313,852

				193,597,751

Municipal Bond — 0.2%
State of Utah, BABs, Ser. D	4.554%	07/01/24	630	659,900

U.S. Government Agency Obligations — 3.8%
Federal Home Loan Mortgage Corp.	1.000%	08/27/14	1,245	1,243,357
Federal Home Loan Mortgage Corp.	5.125%	11/17/17	1,270	1,458,171
Financing Corp. FICO, Ser. 1P(b)	2.910%	05/11/18	4,000	3,285,952
Tennessee Valley Authority	5.250%	09/15/39	870	921,165
Tennessee Valley Authority	5.500%	06/15/38	465	506,176
GMAC, Inc., FDIC Gtd. Notes	1.750%	10/30/12	4,415	4,489,958
Western Corporate Federal Credit Union, Gtd. Notes.	1.750%	11/02/12	3,405	3,458,588

				15,363,367

U.S. Treasury Securities — 28.9%
U.S. Treasury Bonds	4.375%	05/15/41	1,395	1,392,824
U.S. Treasury Bonds	4.750%	02/15/41	9,315	9,901,556
U.S. Treasury Bonds(c)	5.250%	11/15/28	3,255	3,756,472
U.S. Treasury Bonds	7.500%	11/15/24	775	1,091,418
U.S. Treasury Notes	0.375%	06/30/13	5,235	5,226,415
U.S. Treasury Notes	0.500%	05/31/13	1,750	1,751,846

SEE NOTES TO FINANCIAL STATEMENTS.

A89

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Treasury Securities (continued)
U.S. Treasury Notes(d)	0.625%	06/30/12	$1,500	$1,505,865
U.S. Treasury Notes	1.375%	01/15/13	10,800	10,967,065
U.S. Treasury Notes	1.500%	06/30/16	2,427	2,397,415
U.S. Treasury Notes	1.750%	05/31/16	5,830	5,839,095
U.S. Treasury Notes	3.125%	05/15/21	10,960	10,929,202
U.S. Treasury Notes	3.125%	04/30/13	3,520	3,692,839
U.S. Treasury Notes	3.500%	05/31/13	2,220	2,348,605
U.S. Treasury Strips Coupon(e)	1.250%	05/15/15	12,430	11,844,423
U.S. Treasury Strips Coupon(e)	4.080%	05/15/24	6,500	3,863,788
U.S. Treasury Strips Coupon(e)	4.120%	08/15/24	10,095	5,913,015
U.S. Treasury Strips Coupon(e)	4.120%	11/15/24	1,835	1,058,923
U.S. Treasury Strips Coupon(e)	4.210%	08/15/25	5,500	3,036,913
U.S. Treasury Strips Coupon(e)	4.390%	02/15/22	4,950	3,358,238
U.S. Treasury Strips Coupon(e)	4.490%	05/15/22	3,000	2,006,490
U.S. Treasury Strips Coupon(e)	4.580%	08/15/22	3,005	1,981,356
U.S. Treasury Strips Coupon(e)	4.660%	11/15/22	4,820	3,133,742
U.S. Treasury Strips Coupon(e)	5.040%	11/15/23	6,935	4,245,968
U.S. Treasury Strips Coupon(e)	5.130%	02/15/24	6,500	3,920,924
U.S. Treasury Strips Coupon(e)	5.570%	05/15/25	11,300	6,332,034
U.S. Treasury Strips Coupon(c)(e)	5.990%	08/15/26	2,665	1,388,747
U.S. Treasury Strips Coupon(e)	6.210%	05/15/27	5,240	2,619,623
U.S. Treasury Strips Coupon(e)	7.970%	08/15/33	2,725	976,757

				116,481,558

TOTAL LONG-TERM INVESTMENTS (cost $381,340,877)				392,077,053

			Shares
SHORT-TERM INVESTMENTS — 32.5%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $52,910,529) (Note 4)(f)			5,359,203	48,232,831
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $82,649,210; includes $6,633,735 of cash collateral received for securities on loan) (Note 4)(f)(g)			82,649,210	82,649,210

TOTAL AFFILIATED MUTUAL FUNDS (cost $135,559,739)				130,882,041

TOTAL INVESTMENTS — 129.9% (cost $516,900,616)				522,959,094
LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (29.9)%				(120,380,518)

NET ASSETS — 100.0%				$402,578,576

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
FDIC	Federal Deposit Insurance Corp.
FICO	Financing Corp.
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Indicated variable rate security. The interest rate shown reflects the rate in effect at June 30, 2011.

(b)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2011.

(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,468,962; cash collateral of $6,633,735 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

A90

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(e)	Rate shown reflects the effective yield at June 30, 2011.

(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)	All or partial principal amount totaling $20,500,000 represents to-be-announced (“TBA”) securities acquired under mortgage dollar roll agreement.

(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at the reporting period end:

Future contracts outstanding at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Long Positions:
8	2 Year U.S. Treasury Notes	Sep. 2011	$1,754,760	$1,754,750	$(10)
932	5 Year U.S. Treasury Notes	Sep. 2011	110,789,407	111,090,031	300,624
31	U.S. Ultra Bond	Sep. 2011	3,944,585	3,913,750	(30,835)

					269,779

Short Positions:
530	10 Year U.S. Treasury Notes	Sep. 2011	65,416,481	64,833,906	582,575
428	U.S. Long Bond	Sep. 2011	53,117,216	52,657,375	459,841

					1,042,416

					$1,312,195

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America(2)	06/09/14	$3,400	1.031%	3 month LIBOR	$4,413	$—	$4,413
Citibank, NA(2)	07/07/14	1,565	1.091%	3 month LIBOR	1,482	—	1,482
Citibank, NA(1)	05/15/18	8,450	2.526%	3 month LIBOR	(101,326)	—	(101,326)
Morgan Stanley Capital Services, Inc.(1)	05/15/18	8,860	2.510%	3 month LIBOR	(115,410)	—	(115,410)
Morgan Stanley Capital Services, Inc.(1)	06/08/21	5,000	4.640%	3 month LIBOR	(22,252)	—	(22,252)

					$(233,093)	$—	$(233,093)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

LIBOR	London Interbank Offered Rate

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A91

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The following is a summary of the inputs used as of June 30, 2011 in valuing such Portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$5,570,553	$—
Collateralized Mortgage Obligations	—	9,787,010	—
Commercial Mortgage-Backed Securities	—	44,612,901	—
Corporate Bonds	—	6,004,013	—
Mortgage-Backed Securities	—	193,597,751	—
Municipal Bond	—	659,900	—
U.S. Government Agency Obligations	—	15,363,367	—
U.S. Treasury Securities	—	116,481,558	—
Affiliated Mutual Funds	130,882,041	—	—
Other Financial Instruments*
Futures Contracts	1,312,195	—	—
Interest Rate Swaps	—	(233,093)	—

Total	$132,194,236	$391,843,960	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Mortgage-Backed Securities	48.1%
Affiliated Mutual Funds (including 1.6% of collateral received for securities on loan)	32.5
U.S. Treasury Securities	28.9
Commercial Mortgage-Backed Securities	11.1
U.S. Government Agency Obligations	3.8
Collateralized Mortgage Obligations	2.4
Corporate Bonds	1.5
Asset-Backed Securities	1.4
Municipal Bond	0.2

129.9
Liabilities in excess of other assets	(29.9)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. Detailed discussion about these risks can be found in the Notes to the Financial Statements. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$1,343,040	*	Due from broker — variation margin	$30,845	*
Interest rate contracts	Unrealized appreciation on swap agreements	5,895		Unrealized depreciation on swap agreements	238,988

Total		$1,348,935			$269,833

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A92

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$1,291,907	$(216,774)	$1,075,133

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(625,226)	$(178,154)	$(803,380)

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities are as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Interest Rate Swaps (Notional Amount in USD (000))
$113,622,382	$111,977,994	$22,058

SEE NOTES TO FINANCIAL STATEMENTS.

A93

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS
Investments, at value including securities on loan of $6,468,962:
Unaffiliated investments (cost $381,340,877)	$392,077,053
Affiliated investments (cost $135,559,739)	130,882,041
Receivable for investments sold	186,841,804
Dividends and interest receivable	1,196,574
Due from broker—variation margin	207,145
Unrealized appreciation on swap agreements	5,895
Receivable for Series shares sold	1,343
Prepaid expenses	497

Total Assets	711,212,352

LIABILITIES
Payable for investments purchased	301,242,596
Collateral for securities on loan	6,633,735
Unrealized depreciation on swap agreements	238,988
Payable for Series shares repurchased	237,677
Management fee payable	132,688
Accrued expenses and other liabilities	99,702
Payable to custodian	45,395
Deferred trustees’ fees	2,069
Affiliated transfer agent fee payable	926

Total Liabilities	308,633,776

NET ASSETS	$402,578,576

Net assets were comprised of:
Paid-in capital	$390,598,822
Retained earnings	11,979,754

Net assets, June 30, 2011	$402,578,576

Net asset value and redemption price per share, $402,578,576 / 33,787,824 outstanding shares of beneficial interest	$11.91

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Interest	$5,683,957
Affiliated dividend income	408,944
Affiliated income from securities loaned, net	16,088

6,108,989

EXPENSES
Management fee	788,579
Shareholders’ reports	66,000
Custodian’s fees and expenses	42,000
Audit fee	14,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	5,260

Total expenses	936,839

NET INVESTMENT INCOME	5,172,150

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	3,205,478
Foreign currency transactions	(11)
Futures transactions	1,291,907
Swap agreement transactions	(216,774)

4,280,600

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $53,592)	1,391,907
Futures	(625,226)
Swap agreements	(178,154)

588,527

NET GAIN ON INVESTMENTS	4,869,127

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,041,277

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$5,172,150	$11,481,089
Net realized gain on investments	4,280,600	8,366,571
Net change in unrealized appreciation (depreciation) on investments	588,527	6,702,759

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	10,041,277	26,550,419

DISTRIBUTIONS	(13,673,891)	(21,211,457)

SERIES SHARE TRANSACTIONS:
Series shares sold [958,122 and 3,844,283 shares, respectively]	11,480,672	46,399,951
Series shares issued in reinvestment of distributions [1,141,758 and 1,770,163 shares, respectively]	13,673,891	21,211,457
Series shares repurchased [1,510,824 and 4,057,749 shares, respectively]	(18,184,115)	(49,100,020)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	6,970,448	18,511,388

TOTAL INCREASE IN NET ASSETS	3,337,834	23,850,350
NET ASSETS:
Beginning of period	399,240,742	375,390,392

End of period	$402,578,576	$399,240,742

SEE NOTES TO FINANCIAL STATEMENTS.

A94

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 94.2% ASSET-BACKED SECURITIES — 0.1%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Residential Mortgage-Backed Security
Primus CLO Ltd. (Cayman Islands), Ser. 2007-2A, Class A, 144A(a)	Aa3	0.511%	07/15/21	$478	$436,046

Residential Mortgage-Backed Securities — 0.1%
Argent Securities, Inc., Ser. 2003-W8, Class M1(a)	B2	1.236%	12/25/33	143	114,294
Credit-Based Asset Servicing and Securitization LLC, Ser. 2007-CB1, Class AF2	Ca	5.721%	01/25/37	591	235,629
Morgan Stanley ABS Capital I, Ser. 2007-HE6, Class A2(a)	Ca	0.326%	05/25/37	100	35,033
Morgan Stanley Mortgage Loan Trust, Ser. 2006-12XS, Class A6A	Caa3	5.726%	10/25/36	451	248,670
Structured Asset Securities Corp., Ser. 2005-9XS, Class 2A1(a)	Caa2	0.486%	06/25/35	416	271,894

					905,520

TOTAL ASSET-BACKED SECURITIES (cost $1,421,654)					1,341,566

BANK LOANS — 4.6%
Automotive — 0.5%
Chrysler Group LLC(a)	Ba2	4.980%	05/24/17	11,100	10,811,711

Capital Goods
Capital Safety Group Ltd.(a).	B3	2.186%	07/20/15	176	159,387
Capital Safety Group Ltd.(a)	B3	2.936%	07/20/16	924	836,113

					995,500

Consumer — 0.5%
Realogy Corp.	Caa3	13.500%	10/15/17	5,700	6,013,500
Visant Corp.	Ba3	5.250%	12/22/16	4,279	4,266,914

					10,280,414

Electric — 0.6%
Texas Competitive Electric Holdings Co. LLC(a)	B2	3.690%	10/10/14	4,187	3,496,969
Texas Competitive Electric Holdings Co. LLC(a)	B2	4.730%	10/10/17	11,563	9,004,533

					12,501,502

Gaming — 0.3%
CCM Merger, Inc.	B3	7.000%	03/01/17	4,342	4,389,906
Harrah’s Operating Co., Inc.(a)	B3	3.274%	01/28/15	2,698	2,421,032

					6,810,938

Healthcare & Pharmaceutical — 1.0%
Royalty Pharma Finance Trust	Baa3	7.750%	05/15/15	20,481	21,198,034

Technology — 1.6%
First Data Corp.(a)	B1	2.936%	09/24/14	207	191,087
First Data Corp.(a)	B1	2.936%	09/24/14	421	389,105
First Data Corp.(a)	B1	2.936%	09/24/14	962	889,871
First Data Corp.(a)	B1	4.246%	03/24/18	14,932	13,681,617
Interactive Data Corp.	Ba3	4.750%	02/09/18	8,479	8,476,105
Sensata Technologies, Inc.(a)	Ba3	4.000%	05/12/18	3,400	3,395,726
Spansion LLC(a)	Ba3	4.750%	02/09/15	1,388	1,390,960
TransUnion LLC	Ba3	4.750%	02/10/18	7,980	7,982,498

					36,396,969

Telecommunications — 0.1%
Level 3 Communications, Inc.(a)	B1	11.660%	03/13/14	1,500	1,586,875

TOTAL BANK LOANS (cost $99,005,982)					100,581,943

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Adjustable Rate Mortgage Trust, Ser. 2005-7, Class 1A1(a)	Ca	2.834%	10/25/35	117	83,185
American Home Mortgage Assets, Ser. 2006-4, Class 1A12(a)	Ca	0.396%	10/25/46	57	30,857
American Home Mortgage Assets, Ser. 2006-5, Class A1(a)	Caa3	1.198%	11/25/46	453	209,941
American Home Mortgage Assets, Ser. 2007-3, Class 22A1	Ca	6.250%	06/25/37	188	98,636
American Home Mortgage Investment Trust, Ser. 2005-2, Class 4A1(a)	Ba3	1.896%	09/25/45	32	26,495

SEE NOTES TO FINANCIAL STATEMENTS.

A95

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banc of America Alternative Loan Trust, Ser. 2005-4, Class CB6(a)	Caa1	0.586%	05/25/35	$86	$60,742
Banc of America Funding Corp., Ser. 2006-B, Class 2A1(a)	Caa2	2.881%	03/20/36	219	156,564
Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2005-10, Class A2(a)	BB+(b)	2.827%	10/25/35	500	458,265
Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2007-3, Class 1A1(a)	CCC(b)	5.230%	05/25/47	65	47,048
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-10, Class 22AA(a)	CCC(b)	5.661%	09/25/37	130	87,285
Countrywide Alternative Loan Trust, Ser. 2005-43, Class 4A3(a)	CC(b)	5.473%	10/25/35	49	31,450
Countrywide Alternative Loan Trust, Ser. 2005-62, Class 2A1(a)	Caa3	1.278%	12/25/35	110	68,200
Countrywide Alternative Loan Trust, Ser. 2006-HY13, Class 4A1(a)	CCC(b)	5.621%	02/25/37	58	40,161
Countrywide Alternative Loan Trust, Ser. 2006-OA1, Class 2A1(a)	Ca	0.396%	03/20/46	48	27,252
Countrywide Alternative Loan Trust, Ser. 2006-OA9, Class 2A1A(a)	Ca	0.396%	07/20/46	58	24,433
Countrywide Alternative Loan Trust, Ser. 2006-OA11, Class A1B(a)	Ca	0.376%	09/25/46	70	38,331
Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2005-2, Class 2A1(a)	Caa2	0.506%	03/25/35	150	98,724
Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2005-AR1, Class 2A1A(a)	Caa1	0.436%	03/19/45	18	11,985
First Horizon Alternative Mortgage Securities, Ser. 2006-FA2, Class 1A5	Caa3	6.000%	05/25/36	108	80,767
Harborview Mortgage Loan Trust, Ser. 2006-1, Class 2A1A(a)	Caa3	0.426%	03/19/36	454	267,778
Harborview Mortgage Loan Trust, Ser. 2006-5, Class 2A1A(a)	Caa3	0.366%	07/19/46	61	34,988
Harborview Mortgage Loan Trust, Ser. 2006-7, Class 2A1B(a)	C	0.436%	09/19/46	454	93,891
IndyMac Index Mortgage Loan Trust, Ser. 2005-AR13, Class 4A1(a)	Caa3	2.527%	08/25/35	101	78,166
IndyMac Index Mortgage Loan Trust, Ser. 2006-AR12, Class A1(a)	Caa2	0.376%	09/25/46	49	29,106
JPMorgan Mortgage Trust, Ser. 2007-S3, Class 1A96	CC(b)	6.000%	08/25/37	61	54,138
JPMorgan Mortgage Trust, Ser. 2007-S3, Class 1A97	CCC(b)	6.000%	08/25/37	122	108,277
MASTR Adjustable Rate Mortgages Trust, Ser. 2006-OA1, Class 1A1(a)	Caa2	0.396%	04/25/46	35	19,346
Residential Accredit Loans, Inc., Ser. 2006-QA2, Class 3A1(a)	Ca	5.500%	02/25/36	334	186,081
Residential Accredit Loans, Inc., Ser. 2007-QS4, Class 2A1(a)	Ca	0.516%	03/25/37	228	79,990
Residential Asset Securitization Trust, Ser. 2007-A5, Class 2A3	Caa2	6.000%	05/25/37	108	82,936
Structured Asset Mortgage Investments, Inc., Ser. 2006-AR6, Class 2A1(a)	Caa3	0.376%	07/25/46	64	37,240
SunTrust Alternative Loan Trust, Ser. 2006-1F, Class 3A(a)	Ca	0.536%	04/25/36	167	62,428
Thornburg Mortgage Securities Trust, Ser. 2006-5, Class A1(a)	B1	0.306%	10/25/46	71	70,847
WaMu Mortgage Pass-Through Certificates, Ser. 2007-HY1, Class 2A3(a)	CCC(b)	5.640%	02/25/37	55	40,126
WaMu Mortgage Pass-Through Certificates, Ser. 2007-HY1, Class 4A1(a)	CCC(b)	2.671%	02/25/37	63	48,171
WaMu Mortgage Pass-Through Certificates, Ser. 2007-OA3, Class 2A1A(a)	Caa2	1.038%	04/25/47	63	43,781

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $3,121,431)					3,017,611

CORPORATE BONDS — 89.0%
Aerospace & Defense — 1.8%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.875%	09/15/20	2,375	2,470,000
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.500%	07/01/18	9,650	10,530,563
Colt Defense LLC / Colt Finance Corp., Sr. Unsec’d. Notes (original cost $4,374,500; purchased 01/19/10-03/26/10)(c)(d)	Caa1	8.750%	11/15/17	4,325	3,724,906
Esterline Technologies Corp., Gtd. Notes(e)	Ba3	6.625%	03/01/17	750	776,250
Esterline Technologies Corp., Gtd. Notes	Ba3	7.000%	08/01/20	2,750	2,880,625
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., Gtd. Notes(e)	Caa3	8.500%	04/01/15	2,525	1,975,812
Moog, Inc., Sr. Sub. Notes	Ba3	6.250%	01/15/15	2,500	2,537,500
Moog, Inc., Sr. Sub. Notes	Ba3	7.250%	06/15/18	3,650	3,873,563
TransDigm, Inc., Gtd. Notes, 144A	B3	7.750%	12/15/18	11,125	11,681,250

					40,450,469

Airlines — 0.1%
AMR Corp., Sr. Unsec’d. Notes, Ser. B, MTN	NR	10.550%	03/12/21	500	470,000
Continental Airlines 1996-2 Class A Pass Through Trust, Pass-thru Certs., Ser. 962A	Baa2	7.750%	07/02/14	423	439,513

SEE NOTES TO FINANCIAL STATEMENTS.

A96

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Airlines (continued)
Continental Airlines 1998-1 Class B Pass Through Trust, Pass-thru Certs., Ser. 981B, Class B(c)	Ba2	6.748%	03/15/17	$380		$376,581
Continental Airlines 1999-2 Class B Pass Through Trust, Pass-thru Certs., Ser. 992B, Class B	Ba2	7.566%	03/15/20	183		182,264

						1,468,358

Automotive — 1.5%
Chrysler Group LLC, Sr. Sec’d. Notes, 144A(e)	B2	8.000%	06/15/19	2,575		2,529,937
Chrysler Group LLC, Sr. Sec’d. Notes, 144A(e)	B2	8.250%	06/15/21	3,350		3,283,000
Dana Holding Corp., Sr. Unsec’d. Notes(e)	B3	6.500%	02/15/19	2,600		2,574,000
Delphi Corp., Sr. Notes, 144A(e)	Ba3	5.875%	05/15/19	1,500		1,470,000
Delphi Corp., Sr. Notes, 144A(e)	Ba3	6.125%	05/15/21	1,250		1,234,375
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(e)	Ba2	7.000%	04/15/15	1,450		1,566,231
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.800%	06/01/12	2,540		2,656,284
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(e)	Ba2	8.000%	12/15/16	1,300		1,461,832
Jaguar Land Rover PLC (United Kingdom), Gtd. Notes, 144A(e)	B1	7.750%	05/15/18	2,750		2,763,750
Lear Corp., Gtd. Notes(e)	Ba3	7.875%	03/15/18	5,075		5,455,625
Lear Corp., Gtd. Notes(e)	Ba3	8.125%	03/15/20	2,075		2,235,812
Navistar International Corp., Gtd. Notes	B1	8.250%	11/01/21	3,990		4,269,300
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	8.875%	12/01/17	2,025		2,268,000

						33,768,146

Banking — 1.0%
BAC Capital Trust VI, Ltd. Gtd. Notes(e)	Baa3	5.625%	03/08/35	1,400		1,206,143
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)	Ba3	8.000%	12/29/49	10,605		11,074,908
BankAmerica Capital II, Ltd. Gtd. Notes, Ser. 2	Baa3	8.000%	12/15/26	1,000		1,017,500
HBOS PLC (United Kingdom), Sub. Notes, Ser. G, 144A, MTN	Baa3	6.750%	05/21/18	400		384,934
MBNA Capital A, Ltd. Gtd. Notes, Ser. A	Baa3	8.278%	12/01/26	2,750		2,811,875
Wells Fargo Capital XV, Ltd. Gtd. Notes(a)(e)	Baa3	9.750%	12/31/49	5,602		5,910,110

						22,405,470

Building Materials & Construction — 1.0%
Building Materials Corp. of America, Sr. Notes, 144A (original cost $1,488,750; purchased 09/27/10)(c)(d)(e)	Ba3	6.875%	08/15/18	1,500		1,530,000
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $5,975,750; purchased 02/02/10-04/27/11)(c)(d)	Ba1	7.000%	02/15/20	5,825		6,101,688
D.R. Horton, Inc., Gtd. Notes(e)	Ba3	6.500%	04/15/16	900		938,250
K Hovnanian Enterprises, Inc., Gtd. Notes(e)	Caa2	11.875%	10/15/15	4,575		3,625,687
KB Home, Gtd. Notes	B2	6.375%	08/15/11	2,125		2,133,012
Standard Pacific Corp., Gtd. Notes(e)	B3	8.375%	01/15/21	525		514,500
Standard Pacific Corp., Gtd. Notes(e)	B3	10.750%	09/15/16	3,875		4,388,437
Standard Pacific Corp., Sec’d. Notes(e)	B3	8.375%	05/15/18	1,550		1,536,438

						20,768,012

Cable — 4.1%
AMC Networks, Inc., Gtd. Notes, 144A	B2	7.750%	07/15/21	5,200		5,434,000
AT&T Broadband LLC, Gtd. Notes	Baa1	8.375%	03/15/13	100	(f)	112
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A(e)	B3	8.000%	12/15/18	1,625		1,675,781
Cablevision Systems Corp., Sr. Unsec’d. Notes(e)	B1	7.750%	04/15/18	1,975		2,105,844
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	5,025		5,445,844
CCH II LLC/CCH II Capital Corp., Gtd. Notes	B2	13.500%	11/30/16	2,650		3,120,735
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(e)	B1	7.875%	04/30/18	1,350		1,422,563
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	8.125%	04/30/20	1,600		1,728,000
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17	9,050		9,412,000
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12	10,510		10,930,400
CSC Holdings LLC, Sr. Unsec’d. Notes(e)	Ba3	7.625%	07/15/18	1,850		2,002,625
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500%	06/15/15	2,075		2,241,000
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.625%	02/15/19	1,105		1,245,887
Dish DBS Corp., Gtd. Notes, 144A(e)	Ba3	6.750%	06/01/21	825		845,625

SEE NOTES TO FINANCIAL STATEMENTS.

A97

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Cable (continued)
Echostar DBS Corp., Gtd. Notes	Ba3	7.000%	10/01/13	$3,000	$3,221,250
Echostar DBS Corp., Gtd. Notes	Ba3	7.750%	05/31/15	25	27,063
ONO Finance II PLC (Ireland), Gtd. Notes, 144A(e)	Caa2	10.875%	07/15/19	1,625	1,730,625
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B1	7.750%	03/15/16	1,130	1,168,137
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B1	7.750%	03/15/16	1,550	1,602,312
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A(e)	B1	8.125%	12/01/17	2,325	2,470,312
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875%	04/15/18	15,850	17,593,500
Videotron Ltee (Canada), Gtd. Notes	Ba1	6.375%	12/15/15	3,450	3,557,813
Videotron Ltee (Canada), Gtd. Notes	Ba1	6.875%	01/15/14	220	222,475
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18	5,750	6,418,438
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, Ser. 1	Ba2	9.500%	08/15/16	3,700	4,181,000

					89,803,341

Capital Goods — 6.6%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	4,845	4,954,013
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	B2	7.875%	01/31/18	1,725	1,735,781
Altra Holdings, Inc., Sec’d. Notes	B1	8.125%	12/01/16	3,000	3,240,000
Amsted Industries, Inc., Sr. Notes, 144A (original cost $4,517,240; purchased 03/12/10)(c)(d)	B1	8.125%	03/15/18	4,550	4,777,500
Aquilex Holdings LLC/Aquilex Finance Corp., Gtd. Notes	Caa1	11.125%	12/15/16	4,398	4,277,055
Ashtead Capital, Inc., Sec’d. Notes, 144A(e)	B2	9.000%	08/15/16	8,664	9,032,220
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Gtd. Notes	B2	8.250%	01/15/19	1,125	1,139,062
Clean Harbors, Inc., Sr. Sec’d. Notes, 144A	Ba3	7.625%	08/15/16	5,950	6,307,000
Diversey, Inc., Gtd. Notes	B3	8.250%	11/15/19	4,715	5,528,338
Dycom Investments, Inc., Sr. Sub. Notes, 144A	Ba3	7.125%	01/15/21	3,000	3,060,000
Griffon Corp., Gtd. Notes, 144A(e)	Ba3	7.125%	04/01/18	1,775	1,781,656
Hertz Corp. (The), Gtd. Notes, 144A	B2	6.750%	04/15/19	7,225	7,152,750
Hertz Corp. (The), Gtd. Notes, 144A	B2	7.500%	10/15/18	2,825	2,909,750
Hertz Corp. (The), Gtd. Notes(e)	B2	8.875%	01/01/14	1,083	1,110,075
Interline Brands, Inc., Gtd. Notes	B2	7.000%	11/15/18	7,170	7,259,625
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $2,972,490; purchased 04/01/10)(c)(d)	Caa2	12.250%	04/15/15	3,000	2,902,500
Park-Ohio Industries, Inc., Sr. Unsec’d. Notes, 144A(e)	B3	8.125%	04/01/21	3,175	3,175,000
RBS Global, Inc./Rexnord LLC, Gtd. Notes(e)	Caa1	8.500%	05/01/18	8,800	9,295,000
RBS Global, Inc./Rexnord LLC, Gtd. Notes(e)	Caa2	11.750%	08/01/16	1,100	1,163,250
RSC Equipment Rental, Inc./RSC Holdings III LLC, Gtd. Notes(e)	Caa1	8.250%	02/01/21	3,600	3,582,000
RSC Equipment Rental, Inc./RSC Holdings III LLC, Gtd. Notes	Caa1	10.250%	11/15/19	2,425	2,655,375
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Sec’d. Notes, 144A	B1	10.000%	07/15/17	3,987	4,445,505
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec’d. Notes	Caa1	9.500%	12/01/14	1,796	1,840,900
SPX Corp., Gtd. Notes, 144A	Ba1	6.875%	09/01/17	4,925	5,269,750
SPX Corp., Sr. Unsec’d. Notes	Ba1	7.625%	12/15/14	10,280	11,359,400
Stena AB (Sweden), Sr. Unsec’d. Notes	Ba3	7.000%	12/01/16	250	243,750
Terex Corp., Sr. Sub. Notes(e)	B3	8.000%	11/15/17	6,405	6,565,125
Trimas Corp., Sec’d. Notes	B2	9.750%	12/15/17	2,625	2,874,375
United Rentals North America, Inc., Gtd. Notes(e)	Caa1	8.375%	09/15/20	3,725	3,771,563
United Rentals North America, Inc., Gtd. Notes	B2	10.875%	06/15/16	5,950	6,656,562
WireCo WorldGroup, Sr. Unsec’d. Notes, 144A	B2	9.750%	05/15/17	12,975	13,688,625

					143,753,505

Chemicals — 4.1%
CF Industries, Inc., Gtd. Notes	Ba1	6.875%	05/01/18	3,925	4,449,969
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, Sec’d. Notes(e)	Caa1	9.000%	11/15/20	14,850	15,221,250
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes	B3	8.875%	02/01/18	1,650	1,716,000
Huntsman International LLC, Gtd. Notes(e)	B1	5.500%	06/30/16	1,700	1,672,375
Huntsman International LLC, Gtd. Notes(e)	B3	8.625%	03/15/21	3,225	3,507,187

SEE NOTES TO FINANCIAL STATEMENTS.

A98

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Chemicals (continued)
Kinove German Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A	B2	9.625%	06/15/18	$4,950	$5,160,375
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19	5,075	5,417,562
Lyondell Chemical Co., Sec’d. Notes	Ba3	11.000%	05/01/18	10,650	11,928,000
Lyondell Chemical Co., Sr. Sec’d. Notes, 144A(e)	Ba1	8.000%	11/01/17	3,447	3,834,788
Momentive Performance Materials, Inc., Sec’d. Notes	Caa1	9.000%	01/15/21	3,719	3,793,380
Nexeo Solutions LLC / Nexeo Solutions Finance Corp., Sr. Sub. Notes, 144A(e)	B3	8.375%	03/01/18	5,375	5,442,188
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes(e)	Ba2	8.375%	11/01/16	8,756	9,631,600
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	B1	6.875%	09/15/20	5,720	6,699,550
Solutia, Inc., Gtd. Notes(e)	B1	7.875%	03/15/20	5,225	5,590,750
TPC Group LLC, Sr. Sec’d. Notes, 144A	B1	8.250%	10/01/17	4,550	4,720,625

					88,785,599

Consumer — 2.2%
American Achievement Corp., Sec’d. Notes, 144A (original cost $3,617,500; purchased 10/21/10-04/06/11)(c)(d)	B3	10.875%	04/15/16	3,625	3,262,500
Goodman Networks, Inc., Sr. Sec’d. Notes, 144A	B2	12.125%	07/01/18	4,850	4,825,750
Mac-Gray Corp., Gtd. Notes	B3	7.625%	08/15/15	6,650	6,783,000
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes(e)	B2	7.375%	05/15/20	3,108	3,325,560
Realogy Corp., Gtd. Notes	Caa3	12.000%	04/15/17	520	514,669
Realogy Corp., Gtd. Notes(e)	CC(b)	13.375%	04/15/18	900	851,625
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	4,926	5,467,860
Service Corp. International, Sr. Unsec’d. Notes(e)	Ba3	7.000%	06/15/17	4,143	4,464,082
Service Corp. International, Sr. Unsec’d. Notes(e)	Ba3	7.000%	05/15/19	3,125	3,289,063
Stewart Enterprises, Inc., Gtd. Notes, 144A	B1	6.500%	04/15/19	5,300	5,293,375
Visant Corp., Gtd. Notes(e)	Caa1	10.000%	10/01/17	10,475	10,841,625

					48,919,109

Electric — 3.6%
AES Corp. (The), Sr. Notes, 144A(e)	B1	7.375%	07/01/21	5,425	5,506,375
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.750%	10/15/15	9,265	9,890,387
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.000%	10/15/17	550	583,000
AES Eastern Energy LP, Pass-thru Certs., Ser. 99-A(e)	B3	9.000%	01/02/17	2,545	1,730,581
AES Red Oak LLC, Sr. Sec’d. Notes, Ser. A (original cost $1,564,950; purchased 10/31/03-03/03/09)(c)(d)	B2	8.540%	11/30/19	1,591	1,638,817
Calpine Corp., Sr. Sec’d. Notes, 144A(e)	B1	7.500%	02/15/21	15,425	15,733,500
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250%	12/01/20	3,055	3,195,344
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	9.750%	10/15/19	425	429,659
Mirant Corp., Sr. Notes, 144A(c)	NR	7.400%	07/15/49	1,825	1,825
Mirant Mid Atlantic Pass Through Trust A, Pass-thru Certs., Ser. A	Ba1	8.625%	06/30/12	43	43,477
Mirant Mid Atlantic Pass Through Trust B, Pass-thru Certs., Ser. B	Ba1	9.125%	06/30/17	9,480	10,190,834
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sec’d. Notes, 144A (original cost $953,933; purchased 09/22/09)(c)(d)	Ba3	10.875%	06/01/16	976	1,073,600
NRG Energy, Inc., Gtd. Notes(e)	B1	7.375%	01/15/17	925	968,938
NRG Energy, Inc., Gtd. Notes, 144A (original cost $8,134,375; purchased 01/11/11-01/14/11)(d)(e)	B1	7.625%	01/15/18	8,125	8,145,312
NRG Energy, Inc., Gtd. Notes, 144A(e)	B1	7.625%	05/15/19	1,950	1,940,250
NRG Energy, Inc., Gtd. Notes, 144A(e)	B1	7.875%	05/15/21	200	199,500
NRG Energy, Inc., Gtd. Notes(e)	B1	8.250%	09/01/20	6,425	6,553,500
NSG Holdings LLC/NSG Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.750%	12/15/25	595	583,100
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(c)(e)	Ba1	9.237%	07/02/17	4,397	4,705,065
Sithe/Independence Funding Corp., Sr. Sec’d. Notes, Ser. A (original cost $5,391,196; purchased 12/22/08-05/28/10)(c)(d)	B2	9.000%	12/30/13	5,629	5,759,153

					78,872,217

Energy – Other — 5.3%
Chaparral Energy, Inc., Gtd. Notes	Caa1	8.250%	09/01/21	4,550	4,584,125

SEE NOTES TO FINANCIAL STATEMENTS.

A99

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Energy – Other (continued)
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	7.750%	05/15/17	$2,150	$2,214,500
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	9.500%	05/15/16	4,300	4,697,750
CITIC Resources Finance 2007 Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Ba3	6.750%	05/15/14	25	25,750
Clayton Williams Energy, Inc., Gtd. Notes, 144A	Caa1	7.750%	04/01/19	4,475	4,385,500
Denbury Resources, Inc., Gtd. Notes(e)	B1	6.375%	08/15/21	4,000	4,000,000
Denbury Resources, Inc., Gtd. Notes(e)	B1	8.250%	02/15/20	4,193	4,570,370
Denbury Resources, Inc., Gtd. Notes	B1	9.750%	03/01/16	4,050	4,525,875
Forest Oil Corp., Gtd. Notes(e)	B1	7.250%	06/15/19	7,325	7,471,500
Harvest Operations Corp. (Canada), Gtd. Notes, 144A	Ba1	6.875%	10/01/17	8,350	8,621,375
Key Energy Services, Inc., Gtd. Notes	B1	6.750%	03/01/21	1,175	1,175,000
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes, 144A	B2	6.500%	05/15/19	2,600	2,574,000
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875%	11/15/14	6,075	6,561,000
MEG Energy Corp. (Canada), Gtd. Notes, 144A	B3	6.500%	03/15/21	5,275	5,301,375
Newfield Exploration Co., Sr. Sub. Notes	Ba2	6.625%	04/15/16	3,435	3,546,637
Newfield Exploration Co., Sr. Sub. Notes(e)	Ba2	6.875%	02/01/20	2,035	2,162,188
Newfield Exploration Co., Sr. Sub. Notes	Ba2	7.125%	05/15/18	325	344,500
Parker Drilling Co., Gtd. Notes	B1	9.125%	04/01/18	875	923,125
Petrohawk Energy Corp., Gtd. Notes	B3	7.250%	08/15/18	800	821,000
Petrohawk Energy Corp., Gtd. Notes	B3	7.875%	06/01/15	5,525	5,787,438
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(e)	B2	6.750%	05/01/14	2,935	2,876,300
Pioneer Natural Resources Co., Gtd. Notes	Ba1	5.875%	07/15/16	1,950	2,058,870
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.650%	03/15/17	7,215	7,858,405
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	4,990	5,387,628
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	7.500%	01/15/20	5,000	5,634,035
Plains Exploration & Production Co., Gtd. Notes(e)	B1	6.625%	05/01/21	1,475	1,475,000
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%	06/01/18	1,500	1,575,000
Plains Exploration & Production Co., Gtd. Notes	B1	7.750%	06/15/15	2,445	2,533,631
Plains Exploration & Production Co., Gtd. Notes(e)	B1	10.000%	03/01/16	2,300	2,587,500
Precision Drilling Corp. (Canada), Gtd. Notes	Ba2	6.625%	11/15/20	2,500	2,531,250
Range Resources Corp., Gtd. Notes	Ba3	5.750%	06/01/21	4,175	4,101,938
Range Resources Corp., Gtd. Notes	Ba3	7.500%	10/01/17	3,450	3,665,625

					116,578,190

Foods — 3.7%
ARAMARK Corp., Gtd. Notes(e)	B3	8.500%	02/01/15	10,465	10,870,519
ARAMARK Holdings Corp., Sr. Notes, PIK, 144A(e)	B3	8.625%	05/01/16	2,225	2,263,938
BI-LO LLC / BI-LO Finance Corp., Sr. Sec’d. Notes, 144A(e)	B2	9.250%	02/15/19	4,475	4,530,937
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A	B2	9.000%	12/15/17	8,450	8,492,250
Carrols Corp., Gtd. Notes	B3	9.000%	01/15/13	1,150	1,152,875
Cott Beverages, Inc., Gtd. Notes	B3	8.125%	09/01/18	1,025	1,073,687
Darling International, Inc., Gtd. Notes, 144A	B2	8.500%	12/15/18	1,425	1,539,000
Dave & Buster’s, Inc., Gtd. Notes	Caa1	11.000%	06/01/18	2,450	2,621,500
Del Monte Foods Co., Gtd. Notes, 144A(e)	B3	7.625%	02/15/19	5,800	5,858,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	7,710	8,249,700
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A(e)	B1	7.250%	06/01/21	5,000	4,862,500
Michael Foods, Inc., Gtd. Notes, 144A (original cost $8,267,125; purchased 06/22/10-04/29/11)(c)(d)	Caa1	9.750%	07/15/18	7,800	8,346,000
OSI Restaurant Partners LLC, Gtd. Notes(e)	Caa3	10.000%	06/15/15	4,000	4,200,000
Pilgrim’s Pride Corp., Gtd. Notes, 144A(e)	Caa1	7.875%	12/15/18	875	809,375
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba3	10.000%	07/15/14	6,790	7,876,400
Stater Brothers Holdings, Inc., Gtd. Notes, 144A(e)	B2	7.375%	11/15/18	1,025	1,063,438
Stater Brothers Holdings, Inc., Gtd. Notes(e)	B2	7.750%	04/15/15	500	517,500
SUPERVALU, Inc., Sr. Unsec’d. Notes(e)	B2	7.500%	11/15/14	5,299	5,299,000
Wendy’s/Arby’s Restaurants LLC, Gtd. Notes	B3	10.000%	07/15/16	1,600	1,772,000

					81,398,619

SEE NOTES TO FINANCIAL STATEMENTS.

A100

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Gaming — 4.8%
Caesars Entertainment Operating Co., Inc., Sec’d. Notes	Caa3	12.750%	04/15/18	$9,101	$9,078,248
CCM Merger, Inc., Notes, 144A (original cost $15,804,313; purchased 07/14/05-07/06/10)(c)(d)(e)	Caa3	8.000%	08/01/13	17,520	17,213,400
Harrah’s Operating Co., Inc., Sec’d. Notes(e)	CCC(b)	10.000%	12/15/18	3,213	2,771,212
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes(e)	B3	11.250%	06/01/17	3,925	4,332,219
Isle of Capri Casinos, Inc., Gtd. Notes, 144A(e)	B3	7.750%	03/15/19	6,405	6,469,050
Marina District Finance Co., Inc., Sr. Sec’d. Notes, 144A	B2	9.500%	10/15/15	7,000	7,280,000
Marina District Finance Co., Inc., Sr. Sec’d. Notes, 144A	B2	9.875%	08/15/18	2,200	2,282,500
MGM Resorts International, Gtd. Notes	Caa1	6.750%	09/01/12	400	402,000
MGM Resorts International, Sr. Sec’d. Notes	Ba3	9.000%	03/15/20	3,465	3,794,175
MGM Resorts International, Sr. Sec’d. Notes	Ba3	10.375%	05/15/14	3,415	3,876,025
MGM Resorts International, Sr. Sec’d. Notes(e)	Ba3	11.125%	11/15/17	5,370	6,135,225
MGM Resorts International, Sr. Sec’d. Notes(e)	Ba3	13.000%	11/15/13	14,085	16,725,938
Peninsula Gaming LLC, Gtd. Notes	Caa1	10.750%	08/15/17	630	688,275
Peninsula Gaming LLC, Sec’d. Notes(e)	Ba3	8.375%	08/15/15	2,500	2,625,000
Pinnacle Entertainment, Inc., Gtd. Notes(e)	B1	8.625%	08/01/17	3,300	3,543,375
Scientific Games Corp., Gtd. Notes	B1	8.125%	09/15/18	1,925	1,997,187
Scientific Games International, Inc., Gtd. Notes	B1	9.250%	06/15/19	4,550	4,908,312
Seminole Indian Tribe of Florida, Notes, 144A(e)	Ba1	7.750%	10/01/17	1,925	1,992,375
Station Casinos, Inc., Sr. Sub. Notes(c)(g)	NR	6.500%	02/01/14	3,650	365
Station Casinos, Inc., Sr. Sub. Notes(c)(g)	NR	6.625%	03/15/18	2,200	220
Station Casinos, Inc., Sr. Unsec’d. Notes(c)(g)	NR	6.000%	04/01/12	2,251	225
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sec’d. Notes, 144A	B3	8.625%	04/15/16	5,150	5,304,500
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $4,401,000; purchased 07/13/09-05/18/11)(c)(d)	B1	11.375%	07/15/16	4,069	4,414,865

					105,834,691

Healthcare & Pharmaceutical — 9.2%
Accellent, Inc., Gtd. Notes	Caa2	10.000%	11/01/17	10,050	9,849,000
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375%	02/01/17	5,850	6,047,438
Alliance Healthcare Services, Inc., Sr. Unsec’d. Notes(e)	B(b)	8.000%	12/01/16	10,575	10,204,875
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	Ba3	11.250%	11/01/14	5,460	5,651,100
Apria Healthcare Group, Inc., Sr. Sec’d. Notes(e)	B3	12.375%	11/01/14	5,050	5,258,312
Biomet, Inc., Gtd. Notes	B3	10.000%	10/15/17	1,475	1,607,750
Biomet, Inc., Gtd. Notes, PIK(e)	B3	10.375%	10/15/17	5,325	5,870,812
Biomet, Inc., Gtd. Notes	Caa1	11.625%	10/15/17	2,560	2,835,200
Capella Healthcare, Inc., Gtd. Notes, 144A (original cost $7,748,995; purchased 06/21/10-11/23/10)(c)(d)	B3	9.250%	07/01/17	7,555	7,970,525
Community Health Systems, Inc., Gtd. Notes(e)	B3	8.875%	07/15/15	5,470	5,634,100
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A (original cost $10,541,375; purchased 12/17/10-02/17/11)(c)(d)	Caa1	10.500%	12/15/18	10,250	10,608,750
DaVita, Inc., Gtd. Notes	B2	6.375%	11/01/18	3,225	3,265,313
ENDO Pharmaceuticals Holdings, Inc., Gtd. Notes, 144A(e)	Ba3	7.000%	07/15/19	1,625	1,665,625
ENDO Pharmaceuticals Holdings, Inc., Gtd. Notes, 144A	Ba3	7.250%	01/15/22	1,725	1,750,875
Giant Funding Corp., Sr. Sec’d. Notes, 144A	B3	8.250%	02/01/18	7,500	7,818,750
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	9,445	10,023,506
HCA, Inc., Sec’d. Notes, PIK	B2	9.625%	11/15/16	12,700	13,509,625
HCA, Inc., Sr. Sec’d. Notes	Ba2	7.875%	02/15/20	800	868,000
HCA, Inc., Sr. Unsec’d. Notes(e)	B3	5.750%	03/15/14	4,385	4,445,294
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	4,300	4,386,000
HCA, Inc., Sr. Unsec’d. Notes	B3	6.500%	02/15/16	810	824,175
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	4,365	4,768,763
Healthsouth Corp., Gtd. Notes	B2	7.250%	10/01/18	7,850	8,183,625
Healthsouth Corp., Gtd. Notes(e)	B2	7.750%	09/15/22	2,200	2,318,250
Kindred Healthcare, Inc., Gtd. Notes, 144A	B3	8.250%	06/01/19	6,605	6,571,975
LifePoint Hospitals, Inc., Gtd. Notes	Ba1	6.625%	10/01/20	2,700	2,781,000
MedAssets, Inc., Gtd. Notes, 144A	B3	8.000%	11/15/18	2,250	2,227,500

SEE NOTES TO FINANCIAL STATEMENTS.

A101

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Healthcare & Pharmaceutical (continued)
Mylan, Inc., Gtd. Notes, 144A	Ba3	7.625%	07/15/17	$6,475	$7,057,750
Radnet Management, Inc., Gtd. Notes	Caa1	10.375%	04/01/18	3,750	3,834,375
Res-Care, Inc., Sr. Unsec’d. Notes	B-(b)	10.750%	01/15/19	4,300	4,493,500
Skilled Healthcare Group, Inc., Gtd. Notes	Caa1	11.000%	01/15/14	1,794	1,843,335
STHI Holding Corp., Sec’d. Notes, 144A	B2	8.000%	03/15/18	2,100	2,131,500
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $6,934,250; purchased 06/21/07-01/18/11)(c)(d)	Caa1	10.000%	07/15/17	8,200	8,466,500
Teleflex, Inc., Gtd. Notes(e)	B1	6.875%	06/01/19	1,700	1,721,250
Valeant Pharmaceuticals International, Gtd. Notes, 144A(e)	Ba3	6.500%	07/15/16	3,500	3,460,625
Valeant Pharmaceuticals International, Gtd. Notes, 144A(e)	Ba3	6.750%	10/01/17	1,525	1,494,500
Valeant Pharmaceuticals International, Gtd. Notes, 144A(e)	Ba3	6.875%	12/01/18	2,225	2,180,500
Valeant Pharmaceuticals International, Gtd. Notes, 144A	Ba3	7.000%	10/01/20	3,250	3,144,375
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Ireland), Gtd. Notes, 144A(e)	B3	7.750%	09/15/18	15,575	15,711,281

					202,485,629

Lodging — 1.4%
Felcor Lodging LP, Sr. Sec’d. Notes, 144A	B2	6.750%	06/01/19	3,750	3,600,000
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	2,564	2,878,090
Host Hotels & Resorts LP, Gtd. Notes	BB+(b)	6.875%	11/01/14	540	553,500
Host Hotels & Resorts LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	8,750	8,925,000
Host Hotels & Resorts, Inc., Gtd. Notes	Ba1	6.000%	11/01/20	6,325	6,340,813
Host Hotels & Resorts, Inc., Sr. Notes, 144A(e)	Ba1	5.875%	06/15/19	2,125	2,127,656
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes	Ba2	7.250%	03/15/18	3,700	3,949,750
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes(e)	Ba2	11.875%	07/15/15	1,350	1,663,875

					30,038,684

Media & Entertainment — 6.6%
AMC Entertainment Holdings, Inc., Sr. Sub. Notes, 144A(e)	Caa1	9.750%	12/01/20	10,750	10,991,875
AMC Entertainment, Inc., Gtd. Notes(e)	Caa1	8.000%	03/01/14	675	676,688
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B2	9.125%	08/01/18	4,700	5,017,250
Cengage Learning Acquisitions, Inc., Gtd. Notes, 144A	Caa2	10.500%	01/15/15	5,975	5,407,375
Clear Channel Communications, Inc., Gtd. Notes, 144A(e)	Caa1	9.000%	03/01/21	2,225	2,130,438
Clear Channel Communications, Inc., Gtd. Notes(e)	Ca	10.750%	08/01/16	2,075	1,872,687
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	5.500%	12/15/16	2,325	1,534,500
Clear Channel Communications, Inc., Sr. Unsec’d. Notes(e)	Ca	6.875%	06/15/18	625	415,625
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(e)	B2	9.250%	12/15/17	1,500	1,631,250
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, Ser. B(e)	B2	9.250%	12/15/17	3,700	4,033,000
CMP Susquehanna Corp., Gtd. Notes(c)	Caa3	9.875%	05/15/14	2,550	2,218,500
Cumulus Media, Inc., Gtd. Notes, 144A(e)	B3	7.750%	05/01/19	3,150	3,039,750
CW Media Holdings, Inc. (Canada), Gtd. Notes, PIK, 144A	Ba2	13.500%	08/15/15	15,878	17,147,805
EH Holding Corp., Sr. Unsec’d. Notes, 144A(e)	B3	7.625%	06/15/21	1,250	1,275,000
Intelsat Bermuda, Gtd. Notes	Caa3	11.250%	02/04/17	11,075	11,891,781
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	B3	7.250%	04/01/19	6,075	6,029,437
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A(e)	B3	7.500%	04/01/21	4,175	4,148,906
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(e)	B3	8.500%	11/01/19	5,375	5,697,500
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes, PIK, 144A	Caa3	11.500%	02/04/17	9,575	10,293,125
Lamar Media Corp., Gtd. Notes	Ba3	9.750%	04/01/14	4,800	5,544,000
LIN Television Corp., Gtd. Notes(e)	B3	6.500%	05/15/13	1,895	1,897,369
LIN Television Corp., Gtd. Notes, Ser. B	B3	6.500%	05/15/13	4,800	4,806,000
Morris Publishing Group LLC, Sec’d. Notes	NR	10.000%	09/01/14	295	284,944
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	B2	7.750%	10/15/18	3,425	3,596,250
Salem Communications Corp., Sec’d. Notes	B2	9.625%	12/15/16	3,723	3,923,111
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17	5,200	5,707,000
SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18	9,050	10,000,250
Universal City Development Partners Ltd./UCDP Finance, Inc., Gtd. Notes (original cost $1,779,750; purchased 11/06/09)(c)(d)	Baa2	8.875%	11/15/15	1,800	2,002,500

SEE NOTES TO FINANCIAL STATEMENTS.

A102

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Media & Entertainment (continued)
Univision Communications, Inc., Gtd. Notes, 144A(e)	Caa2	8.500%	05/15/21	$1,575	$1,571,063
Vail Resorts, Inc., Gtd. Notes, 144A(e)	Ba3	6.500%	05/01/19	2,000	2,010,000
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba2	9.500%	06/15/16	6,775	7,147,625

					143,942,604

Metals — 3.5%
Aleris International, Inc., Gtd. Notes, PIK(c)(g)	NR	9.000%	12/15/14	2,200	55
Arch Coal, Inc., Gtd. Notes, 144A(e)	B1	7.000%	06/15/19	2,950	2,942,625
Arch Coal, Inc., Gtd. Notes, 144A	B1	7.250%	06/15/21	2,950	2,953,687
Arch Coal, Inc., Gtd. Notes	B1	8.750%	08/01/16	2,900	3,146,500
Calcipar SA (Luxembourg), Sr. Sec’d. Notes, 144A (original cost $5,833,375; purchased 04/18/11-06/27/11)(c)(d)	B1	6.875%	05/01/18	5,750	5,764,375
Consol Energy, Inc., Gtd. Notes	B1	8.000%	04/01/17	1,575	1,716,750
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.375%	02/01/16	1,000	997,500
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(e)	B1	6.875%	02/01/18	4,425	4,491,375
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	8.375%	04/01/17	4,370	4,774,225
JMC Steel Group, Sr. Notes, 144A (original cost $6,375,000; purchased 03/04/11)(c)(d)	B3	8.250%	03/15/18	6,375	6,470,625
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125%	12/01/15	9,070	9,568,850
Novelis, Inc. (Canada), Gtd. Notes	B2	8.750%	12/15/20	15,187	16,401,960
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Gtd. Notes	B2	8.250%	04/15/18	1,475	1,522,938
Rain CII Carbon LLC and CII Carbon Corp., Sec’d. Notes, 144A (original cost $3,000,000; purchased 11/23/10)(c)(d)	B1	8.000%	12/01/18	3,000	3,195,000
Thompson Creek Metals Co., Inc. (Canada), Gtd. Notes, 144A	B3	7.375%	06/01/18	4,725	4,630,500
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	7.000%	02/01/18	460	464,600
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes, 144A	Caa2	10.750%	02/01/18	7,850	8,085,500

					77,127,065

Non-Captive Finance — 5.2%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.000%	02/01/19	3,800	3,809,500
Ally Financial, Inc., Gtd. Notes	B1	7.500%	09/15/20	850	888,250
Ally Financial, Inc., Gtd. Notes	B1	8.300%	02/12/15	1,425	1,592,438
American General Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN	B3	5.375%	10/01/12	9,300	9,253,500
American General Finance Corp., Sr. Unsec’d. Notes, Ser. I, MTN	B3	5.400%	12/01/15	2,750	2,516,250
CIT Group, Inc., Sec’d. Notes, 144A(e)	B2	6.625%	04/01/18	925	964,312
CIT Group, Inc., Sec’d. Notes(e)	B2	7.000%	05/01/14	3,810	3,857,297
CIT Group, Inc., Sec’d. Notes, 144A	B2	7.000%	05/02/16	14,618	14,563,182
CIT Group, Inc., Sec’d. Notes, 144A	B2	7.000%	05/02/17	19,051	19,003,373
Community Choice Financial, Inc., Sr. Sec’d. Notes, 144A	B3	10.750%	05/01/19	2,800	2,842,000
GMAC, Inc., Gtd. Notes	B1	6.625%	05/15/12	4,625	4,717,500
GMAC, Inc., Gtd. Notes(e)	B1	6.875%	08/28/12	4,925	5,085,063
GMAC, Inc., Gtd. Notes, Ser. 8(e)	B1	6.750%	12/01/14	5,400	5,575,500
HSBC Finance Capital Trust IX, Ltd. Gtd. Notes(a)	Baa1	5.911%	11/30/35	100	94,500
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.500%	09/01/14	3,125	3,312,500
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.750%	09/01/16	1,475	1,570,875
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	7.125%	09/01/18	525	561,750
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%	05/15/16	1,075	1,058,571
International Lease Finance Corp., Sr. Unsec’d. Notes(e)	B1	6.250%	05/15/19	3,125	3,053,334
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	6.375%	03/25/13	4,600	4,738,000
International Lease Finance Corp., Sr. Unsec’d. Notes(e)	B1	8.625%	09/15/15	810	877,838
International Lease Finance Corp., Sr. Unsec’d. Notes(e)	B1	8.750%	03/15/17	2,000	2,187,500
Jet Equipment Trust, Ser. 94-A, 144A(c)	NR	10.000%	06/15/12	103	72,362
Jet Equipment Trust, Sr. Unsec’d. Notes, Ser. 95-B, 144A(c)(g)	NR	7.630%	08/15/12	11	109
KKR Group Finance Co., Gtd. Notes, 144A	A-(b)	6.375%	09/29/20	7,000	7,402,682
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,550	1,664,396
Speedy Cash, Inc., Sr. Sec’d. Notes, 144A(e)	B3	10.750%	05/15/18	1,625	1,661,563
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(e)	B3	5.850%	06/01/13	3,687	3,640,912

SEE NOTES TO FINANCIAL STATEMENTS.

A103

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Captive Finance (continued)
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	6.900%	12/15/17	$8,400	$7,707,000

					114,272,057

Packaging — 2.5%
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A (original cost $5,537,188; purchased 09/30/10-10/01/10)(c)(d)	B3	9.125%	10/15/20	5,450	5,736,125
Berry Plastics Corp., Sec’d. Notes(a)	Caa1	4.122%	09/15/14	2,025	1,883,250
Berry Plastics Corp., Sec’d. Notes	Caa1	9.750%	01/15/21	4,875	4,716,563
BWAY Parent Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	10.125%	11/01/15	4,725	4,725,087
Exopack Holding Corp., Gtd. Notes, 144A	Caa1	10.000%	06/01/18	4,100	4,069,250
Graham Packaging Co. LP/GPC Capital Corp. I, Gtd. Notes	Caa1	8.250%	01/01/17	2,690	2,999,350
Graham Packaging Co. LP/GPC Capital Corp. I, Gtd. Notes(e)	Caa1	8.250%	10/01/18	750	834,375
Graham Packaging Co. LP/GPC Capital Corp. I, Gtd. Notes(e)	Caa1	9.875%	10/15/14	3,150	3,232,687
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	4,970	5,168,800
Plastipak Holdings, Inc., Gtd. Notes, 144A (original cost $3,201,500; purchased 03/31/10-05/21/10)(c)(d)	B3	8.500%	12/15/15	3,175	3,254,375
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $1,993,876; purchased 07/23/09)(c)(d)	B3	10.625%	08/15/19	2,040	2,295,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Gtd. Notes, 144A	Caa1	8.250%	02/15/21	4,450	4,160,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Gtd. Notes, 144A(e)	Caa1	9.000%	04/15/19	4,125	4,073,437
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A(e)	Ba3	6.875%	02/15/21	1,575	1,535,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A	Ba3	7.750%	10/15/16	6,175	6,437,438

					55,122,112

Paper — 1.4%
Cascades, Inc. (Canada), Gtd. Notes	Ba3	7.750%	12/15/17	3,900	4,065,750
Domtar Corp., Gtd. Notes, Ser. GLOB	Baa3	7.125%	08/15/15	338	377,715
Domtar Corp., Sr. Unsec’d. Notes	Baa3	10.750%	06/01/17	1,125	1,463,906
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $961,550; purchased 04/20/09)(c)(d)	Ba1	8.250%	05/01/16	1,000	1,133,559
Graphic Packaging International, Inc., Gtd. Notes	B2	7.875%	10/01/18	1,375	1,457,500
Graphic Packaging International, Inc., Gtd. Notes	B2	9.500%	06/15/17	4,525	4,954,875
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A	B2	8.000%	06/01/16	450	452,250
NewPage Corp., Sr. Sec’d. Notes(e)	B2	11.375%	12/31/14	2,995	2,792,838
P.H. Glatfelter Co., Gtd. Notes	Ba2	7.125%	05/01/16	2,350	2,423,437
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	1,295	1,398,600
Sappi Papier Holding GmbH (Austria), Sr. Sec’d. Notes, 144A(e)	Ba2	6.625%	04/15/21	1,050	1,021,125
Sino-Forest Corp. (Canada), Gtd. Notes, 144A	B+(b)	6.250%	10/21/17	405	182,250
Sino-Forest Corp. (Canada), Gtd. Notes, 144A	B+(b)	6.250%	10/21/17	805	362,250
Verso Paper Holdings LLC/Verso Paper, Inc., Sec’d. Notes, 144A(e)	B2	8.750%	02/01/19	6,325	5,629,250
Verso Paper Holdings LLC/Verso Paper, Inc., Sr. Sec’d. Notes	Ba2	11.500%	07/01/14	2,766	2,945,790

					30,661,095

Pipelines & Other — 1.9%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	Ba3	7.125%	05/20/16	2,225	2,291,750
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	Ba3	6.500%	05/20/21	1,625	1,641,250
Energy Transfer Equity LP, Sr. Sec’d. Notes(e)	Ba2	7.500%	10/15/20	4,700	4,982,000
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 144A	Ba3	6.500%	05/01/21	125	118,125
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	B2	8.625%	06/15/20	4,561	4,811,855
Inergy LP/Inergy Finance Corp., Gtd. Notes	Ba3	7.000%	10/01/18	4,420	4,464,200
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes(e)	B1	6.500%	08/15/21	7,125	7,071,563

SEE NOTES TO FINANCIAL STATEMENTS.

A104

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Pipelines & Other (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	B1	6.875%	02/01/21	$7,000	$6,930,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	B1	7.875%	10/15/18	4,350	4,589,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	B1	8.250%	07/01/16	3,725	3,929,875

					40,829,868

Real Estate Investment Trusts — 1.8%
AVIV Healthcare Properties LP, Gtd. Notes, 144A	B1	7.750%	02/15/19	6,550	6,697,375
CNL Income Properties, Inc., Gtd. Notes, 144A	Ba3	7.250%	04/15/19	7,650	6,923,250
Kennedy-Wilson, Inc., Gtd. Notes, 144A	B1	8.750%	04/01/19	4,075	4,100,469
Omega Healthcare Investors, Inc., Gtd. Notes, 144A	Ba2	6.750%	10/15/22	2,575	2,539,594
Omega Healthcare Investors, Inc., Gtd. Notes	Ba2	7.000%	01/15/16	3,155	3,245,706
Omega Healthcare Investors, Inc., Gtd. Notes	Ba2	7.500%	02/15/20	825	874,500
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%	04/15/20	1,875	2,001,624
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	8.625%	01/15/12	13,191	13,625,525

					40,008,043

Retailers — 1.5%
Burlington Coat Factory Warehouse Corp., Gtd. Notes, 144A(e)	Caa1	10.000%	02/15/19	3,300	3,267,000
Pantry, Inc., Gtd. Notes	Caa1	7.750%	02/15/14	11,550	11,521,125
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.125%	04/15/17	3,510	3,685,500
QVC, Inc., Sr. Sec’d. Notes, 144A(e)	Ba2	7.375%	10/15/20	3,525	3,710,063
Rite Aid Corp., Sec’d. Notes(e)	Caa2	7.500%	03/01/17	1,465	1,454,012
Rite Aid Corp., Sec’d. Notes	Caa2	10.375%	07/15/16	355	377,187
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	3,496	3,679,540
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes	Ba1	8.500%	12/01/17	4,050	4,232,250

					31,926,677

Technology — 9.7%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	7.750%	08/01/20	5,125	5,278,750
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(e)	Ba3	8.125%	12/15/17	10,275	10,737,375
Audatex North America, Inc., Gtd. Notes, 144A	Ba2	6.750%	06/15/18	1,650	1,658,250
Avaya, Inc., Gtd. Notes	Caa2	9.750%	11/01/15	7,275	7,420,500
Avaya, Inc., Sr. Sec’d. Notes, 144A(e)	B1	7.000%	04/01/19	1,000	967,500
Buccaneer Merger Sub, Inc., Sr. Notes, 144A	Caa1	9.125%	01/15/19	6,630	6,895,200
CDW Escrow Corp., Gtd. Notes, 144A(e)	Caa1	8.500%	04/01/19	14,850	14,553,000
CDW LLC / CDW Finance Corp., Gtd. Notes	Caa1	11.000%	10/12/15	238	250,495
CDW LLC / CDW Finance Corp., Gtd. Notes	CCC+(b)	12.535%	10/12/17	8,290	8,932,475
Commscope, Inc., Gtd. Notes, 144A(e)	B3	8.250%	01/15/19	6,975	7,184,250
CoreLogic, Inc., Gtd. Notes, 144A	Ba3	7.250%	06/01/21	6,200	6,045,000
DuPont Fabros Technology LP, Gtd. Notes	Ba2	8.500%	12/15/17	6,400	6,992,000
First Data Corp., Gtd. Notes	Caa1	9.875%	09/24/15	455	467,513
First Data Corp., Gtd. Notes, 144A	Caa1	12.625%	01/15/21	12,632	13,516,240
First Data Corp., Sr. Sec’d. Notes, 144A(e)	B1	7.375%	06/15/19	1,500	1,511,250
Freescale Semiconductor, Inc., Gtd. Notes, 144A(e)	Caa2	8.050%	02/01/20	5,210	5,236,050
Freescale Semiconductor, Inc., Gtd. Notes(e)	Caa2	10.125%	12/15/16	12,705	13,673,756
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(e)	B1	9.250%	04/15/18	6,800	7,327,000
Interactive Data Corp., Gtd. Notes, 144A	Caa1	10.250%	08/01/18	8,125	8,856,250
Lender Processing Services, Inc., Gtd. Notes(e)	Ba2	8.125%	07/01/16	2,436	2,375,100
Nortel Networks Ltd. (Canada), Gtd. Notes(g)	NR	10.125%	07/15/13	3,050	2,947,062
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, Ser. EXcH(a)(e)	B3	3.028%	10/15/13	1,089	1,083,555
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	B3	9.750%	08/01/18	13,075	14,644,000
Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A	Ba1	7.750%	12/15/18	3,300	3,465,000
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	10,791	12,517,560
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	B3	6.500%	05/15/19	2,200	2,194,500
Spansion LLC, Gtd. Notes, 144A	B3	7.875%	11/15/17	2,175	2,207,625

SEE NOTES TO FINANCIAL STATEMENTS.

A105

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Technology (continued)
SunGard Data Systems, Inc., Gtd. Notes(e)	Caa1	10.250%	08/15/15	$13,050	$13,506,750
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.625%	05/15/15	14,400	15,588,000
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes(e)	B3	11.375%	06/15/18	4,950	5,593,500
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.750%	10/15/14	1,929	2,247,285
Unisys Corp., Sr. Unsec’d. Notes	B2	12.500%	01/15/16	6,250	6,843,750

					212,716,541

Telecommunications — 4.5%
Brightstar Corp., Gtd. Notes, 144A	B1	9.500%	12/01/16	3,775	4,039,250
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(e)	B2	12.000%	12/01/15	2,300	2,455,250
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(e)	B2	12.000%	12/01/15	14,080	15,083,200
Cricket Communications, Inc., Sr. Notes, 144A	B3	7.750%	10/15/20	525	513,187
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	05/01/14	400	439,500
Frontier Communications Corp., Sr. Unsec’d. Notes(e)	Ba2	8.250%	04/15/17	1,150	1,250,625
Frontier Communications Corp., Sr. Unsec’d. Notes(e)	Ba2	8.500%	04/15/20	3,075	3,351,750
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.750%	04/15/22	5,375	5,858,750
Level 3 Financing, Inc., Gtd. Notes	Caa1	9.250%	11/01/14	3,868	3,979,205
Level 3 Financing, Inc., Gtd. Notes, 144A	Caa1	9.375%	04/01/19	500	515,000
MetroPCS Wireless, Inc., Gtd. Notes	B2	6.625%	11/15/20	350	346,500
MetroPCS Wireless, Inc., Gtd. Notes(e)	B2	7.875%	09/01/18	4,350	4,605,563
NII Capital Corp., Gtd. Notes	B2	7.625%	04/01/21	1,975	2,063,876
Northwestern Bell Telephone, Sr. Unsec’d. Notes	Baa3	7.750%	05/01/30	750	803,325
Qwest Communications International, Inc., Gtd. Notes(e)	Baa3	7.125%	04/01/18	1,450	1,556,938
Qwest Communications International, Inc., Gtd. Notes, Ser. B	Baa3	7.500%	02/15/14	3,000	3,045,000
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.625%	06/15/15	3,444	3,891,720
SBA Telecommunications, Inc., Gtd. Notes	B1	8.000%	08/15/16	1,335	1,420,106
SBA Telecommunications, Inc., Gtd. Notes	B1	8.250%	08/15/19	1,335	1,428,450
Sprint Capital Corp., Gtd. Notes(e)	B1	6.900%	05/01/19	3,925	4,042,750
Sprint Capital Corp., Gtd. Notes	B1	8.375%	03/15/12	2,400	2,496,000
Sprint Nextel Corp., Sr. Unsec’d. Notes(e)	B1	6.000%	12/01/16	3,120	3,116,100
Sprint Nextel Corp., Sr. Unsec’d. Notes	B1	8.375%	08/15/17	1,800	1,977,750
Wind Acquisition Finance SA (Luxembourg), Gtd. Notes, 144A	B2	11.750%	07/15/17	6,370	7,214,025
Wind Acquisition Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A(e)	Ba2	7.250%	02/15/18	4,400	4,576,000
Wind Acquisition Holdings Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A	B3	12.250%	07/15/17	7,078	8,157,803
Windstream Corp., Gtd. Notes(e)	Ba3	7.750%	10/15/20	2,525	2,644,938
Windstream Corp., Gtd. Notes	Ba3	7.875%	11/01/17	390	413,887
Windstream Corp., Gtd. Notes(e)	Ba3	8.125%	09/01/18	1,000	1,060,000
Windstream Corp., Sr. Notes	Ba3	7.500%	04/01/23	5,600	5,600,000

					97,946,448

TOTAL CORPORATE BONDS (cost $1,875,060,844)					1,949,882,549

				Shares
COMMON STOCKS — 0.1%
Cable
Adelphia Recovery Trust(c)(h)				500,000	500

Consumer
IHF Holdings(h)				18,093	181

Electric
GenOn Energy, Inc.(h)				6,350	24,511

Media & Entertainment
Dex One Corp.(e)(h)				182,429	461,545
Virgin Media, Inc.				8,521	255,034

					716,579

SEE NOTES TO FINANCIAL STATEMENTS.

A106

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)		Shares	Value (Note 2)
Pipelines & Other
SemGroup Corp. (Class A Stock)(h)		3,493	$89,665

Technology — 0.1%
Xerox Corp.		137,561	1,432,010

Telecommunications
Netia SA (Poland)(h)		238,168	500,163

TOTAL COMMON STOCKS (cost $27,554,143)			2,763,609

PREFERRED STOCKS — 0.2%
Building Materials & Construction
New Millenium Homes LLC (cost $0; purchased 09/25/00)(c)(d)(h)		3,000	198,000

Cable
Adelphia Communications Corp., PIK, 13.000%(c)(h)		5,000	5

Gaming — 0.2%
Las Vegas Sands Corp., Ser. A, 10.000%(h)		40,000	4,521,252

TOTAL PREFERRED STOCKS (cost $4,454,765)			4,719,257

	Expiration Date	Units
WARRANTS
Media & Entertainment
MediaNews Group, Inc. (cost $0; purchased 06/30/11)(c)(d)(h)	03/19/17	5,557	55

Pipelines & Other
SemGroup Corp.(h)	11/30/14	3,676	10,550

Telecommunications
Hawaiian Telcom Holdco, Inc.(h)	10/28/15	19,187	244,635

TOTAL WARRANTS (cost $320,317)			255,240

TOTAL LONG-TERM INVESTMENTS (cost $2,010,939,136)			2,062,561,775

		Shares
SHORT-TERM INVESTMENTS — 21.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(i)		510,653	4,595,880
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $460,652,076; includes $385,193,362 of cash collateral received for securities on loan)(i)(j)		460,652,076	460,652,076

TOTAL SHORT-TERM INVESTMENTS (cost $465,506,990)			465,247,956

TOTAL INVESTMENTS(k) — 115.4% (cost $2,476,446,126)			2,527,809,731
LIABILITIES IN EXCESS OF OTHER ASSETS(l) (15.4)%			(336,919,099)

NET ASSETS — 100.0%			$2,190,890,632

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind

SEE NOTES TO FINANCIAL STATEMENTS.

A107

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at June 30, 2011.

(b)	Standard & Poor’s Rating.

(c)	Indicates a security that has been deemed illiquid.

(d)	Indicates a restricted security; the aggregate original cost of such securities is $121,369,981. The aggregate value of $125,985,630 is approximately 5.8% of net assets.

(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $376,090,229; cash collateral of $385,193,362 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(f)	Amount is actual; not rounded to thousands.

(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(h)	Non-income producing security.

(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	As of June 30, 2011, 12 securities representing $2,938,188 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(l)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Implied Credit Spread at June 30, 2011(2)	Notional Amount (000)(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Sell Protection(1)
Deutsche Bank AG	12/20/14	2.022%	$9,000	5.000%	Ford Motor Co., 6.500%, 08/01/18	$909,671	$(1,175,000)	$2,084,671
Goldman Sachs International	03/20/16	4.141%	3,150	4.100%	NRG Energy, Inc., 7.250%, 02/01/14	(1,454)	—	(1,454)

						$908,217	$(1,175,000)	$2,083,217

The Portfolio entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A108

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Security	$—	$—	$436,046
Residential Mortgage-Backed Securities	—	905,520	—
Bank Loans	—	95,695,348	4,886,595
Collateralized Mortgage Obligations	—	3,017,611	—
Corporate Bonds	—	1,947,589,698	2,292,851
Common Stocks	2,762,928	—	681
Preferred Stocks	4,521,252	—	198,005
Warrants	244,635	10,550	55
Affiliated Mutual Funds	465,247,956	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	2,083,217	—

Total	$472,776,771	$2,049,301,944	$7,814,233

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage-Backed Security	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 12/31/10	$420,078	$24,240,043	$79,016	$681	$228,005	$95,935
Realized gain (loss)	—	(59,722)	(3,948,141)	—	—	—
Change in unrealized appreciation (depreciation)**	12,374	(142,130)	5,355,366	—	(30,000)	55
Purchases		7,031,250	—	—	—	—
Sales		(19,810,411)	(6,394)	—	—	—
Accrued discount/premium	3,594	196,240	(146)	—	—	—
Transfers into Level 3	—	14,526,953	813,150	—	—	—
Transfers out of Level 3	—	(21,095,628)	—	—	—	(95,935)

Balance as of 06/30/11	$436,046	$4,886,595	$2,292,851	$681	$198,005	$55

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	Of which, $1,304,393 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 4 bank loans transferred into level 3 as a result of using a single broker quote, 2 corporate bonds transferred into Level 3 as a result of the securities being fair valued in accordance with the Board of Trustees’ approval, 1 bank loan and 1 warrant transferred out of Level 3 as a result of being priced by the primary vendor valuation source.

SEE NOTES TO FINANCIAL STATEMENTS.

A109

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Mutual Funds (including 17.6% of collateral received for securities on loan)	21.2%
Technology	11.4
Healthcare & Pharmaceutical	10.2
Capital Goods	6.6
Media & Entertainment	6.6
Energy – Other	5.3
Gaming	5.3
Non-Captive Finance	5.2
Telecommunications	4.6
Electric	4.2
Cable	4.1
Chemicals	4.1
Foods	3.7

Metals	3.5%
Consumer	2.7
Packaging	2.5
Automotive	2.0
Pipelines & Other	1.9
Aerospace & Defense	1.8
Real Estate Investment Trusts	1.8
Retailers	1.5
Lodging	1.4
Paper	1.4
Banking	1.0
Building Materials & Construction	1.0
Collateralized Mortgage Obligations	0.2
Airlines	0.1
Residential Mortgage-Backed Securities	0.1

115.4
Liabilities in excess of other assets	(15.4)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are credit risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$2,084,671	Unrealized depreciation on swap agreements	$1,454
Credit contracts	—	—	Premium received for swap agreements	1,175,000
Equity contracts	Unaffiliated investments	255,240	—	—

Total		$2,339,911		$1,176,454

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 were as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps
Credit contracts	$(358,205)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps	Warrants	Total
Credit contracts	$535,478	$—	$535,478
Equity contracts	—	143,681	143,681

Total	$535,478	$143,681	$679,159

For the six months ended June 30, 2011, the Portfolio’s average notional amount for credit default swaps as writer was $12,150,000.

SEE NOTES TO FINANCIAL STATEMENTS.

A110

HIGH YIELD BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS
Investments, at value including securities on loan of $376,090,229:
Unaffiliated investments (cost $2,010,939,136)	$2,062,561,775
Affiliated investments (cost $465,506,990)	465,247,956
Cash	997,162
Receivable for investments sold	44,690,734
Dividends and interest receivable	35,827,910
Unrealized appreciation on swap agreements	2,084,671
Receivable for Series shares sold	424,163
Prepaid expenses	4,190

Total Assets	2,611,838,561

LIABILITIES
Collateral for securities on loan	385,193,362
Payable for investments purchased	33,327,299
Premium received for swap agreements	1,175,000
Management fee payable	989,836
Accrued expenses and other liabilities	152,957
Payable for Series shares repurchased	102,656
Deferred trustees’ fees	4,439
Unrealized depreciation on swap agreements	1,454
Affiliated transfer agent fee payable	926

Total Liabilities	420,947,929

NET ASSETS	$2,190,890,632

Net assets were comprised of:
Paid-in capital	$2,436,418,252
Retained earnings	(245,527,620)

Net assets, June 30, 2011	$2,190,890,632

Net asset value and redemption price per share, $2,190,890,632 / 430,281,991 outstanding shares of beneficial interest	$5.09

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated interest	$86,512,091
Affiliated income from securities loaned, net	465,991
Unaffiliated dividend income	212,319
Affiliated dividend income	117,850

87,308,251

EXPENSES
Management fee	5,990,263
Custodian’s fees and expenses	139,000
Shareholders’ reports	73,000
Audit fee	15,000
Trustees’ fees	14,000
Insurance expenses	14,000
Legal fees and expenses	6,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Commitment fee on syndicated credit agreement	4,000
Miscellaneous	9,702

Total expenses	6,270,965

NET INVESTMENT INCOME	81,037,286

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SWAPS
Net realized gain (loss) on:
Investment transactions	43,578,040
Swap agreement transactions	(358,205)

43,219,835

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $5,001)	(30,212,264)
Swap agreements	535,478

(29,676,786)

NET GAIN ON INVESTMENTS AND SWAPS	13,543,049

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$94,580,335

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$81,037,286	$172,813,833
Net realized gain on investment and swap agreement transactions	43,219,835	103,546,699
Net change in unrealized appreciation (depreciation) on investments and swaps	(29,676,786)	(9,333,418)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	94,580,335	267,027,114

DISTRIBUTIONS	(81,661,888)	(170,579,126)

SERIES SHARE TRANSACTIONS:
Series shares sold [2,673,396 and 7,760,335 shares, respectively]	13,835,785	38,142,981
Series shares issued in reinvestment of distributions [15,980,344 and 34,984,970 shares, respectively]	81,661,888	170,579,126
Series shares repurchased [11,359,711 and 20,666,560 shares, respectively]	(58,685,317)	(102,302,303)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	36,812,356	106,419,804

TOTAL INCREASE IN NET ASSETS	49,730,803	202,867,792
NET ASSETS:
Beginning of period	2,141,159,829	1,938,292,037

End of period	$2,190,890,632	$2,141,159,829

SEE NOTES TO FINANCIAL STATEMENTS.

A111

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 5.3%
Boeing Co. (The)	258,172	$19,086,656
Precision Castparts Corp.	171,493	28,236,323
United Technologies Corp.	240,930	21,324,714

		68,647,693

Auto Components — 1.4%
BorgWarner, Inc.(a)(b)	221,392	17,886,260

Automobiles — 1.1%
Bayerische Motoren Werke AG (Germany)	143,260	14,295,253

Biotechnology — 2.2%
Celgene Corp.(b)	355,180	21,424,458
Vertex Pharmaceuticals, Inc.(b)	141,561	7,359,756

		28,784,214

Capital Markets — 1.2%
Charles Schwab Corp. (The)(a)	384,802	6,329,993
Goldman Sachs Group, Inc. (The)	74,271	9,884,727

		16,214,720

Chemicals — 3.6%
E.I. du Pont de Nemours & Co.	348,355	18,828,588
Monsanto Co.	386,266	28,019,735

		46,848,323

Communications Equipment — 3.2%
Juniper Networks, Inc.(b)	669,477	21,088,526
QUALCOMM, Inc.	364,741	20,713,641

		41,802,167

Computers & Peripherals — 8.1%
Apple, Inc.(b)	168,675	56,619,137
EMC Corp.(b)	1,156,004	31,847,910
NetApp, Inc.(b)	329,043	17,366,890

		105,833,937

Consumer Finance — 1.9%
American Express Co.	492,139	25,443,586

Energy Equipment & Services — 3.5%
National Oilwell Varco, Inc.	90,232	7,057,045
Schlumberger Ltd.	445,608	38,500,531

		45,557,576

Food & Staples Retailing — 3.2%
Costco Wholesale Corp.	259,467	21,079,099
Whole Foods Market, Inc.	316,802	20,101,087

		41,180,186

Food Products — 1.6%
Green Mountain Coffee Roasters, Inc.(b)	72,858	6,503,305
Mead Johnson Nutrition Co.	212,582	14,359,914

		20,863,219

Healthcare Providers & Services — 1.8%
Express Scripts, Inc.(b)	426,066	22,999,043

Hotels Restaurants & Leisure — 5.2%
Chipotle Mexican Grill, Inc.(a)(b)	67,279	20,734,715
Marriott International, Inc. (Class A Stock)	459,463	16,306,342

COMMON STOCKS (continued)	Shares	Value (Note 2)

Hotels Restaurants & Leisure (continued)
McDonald’s Corp.	65,137	$5,492,352
Starbucks Corp.	626,541	24,742,104

		67,275,513

Internet & Catalog Retail — 5.3%
Amazon.com, Inc.(b)	283,702	58,014,222
priceline.com, Inc.(b)	22,521	11,529,175

		69,543,397

Internet Software & Services — 5.3%
Baidu, Inc. (China), ADR(b)	187,218	26,234,858
Google, Inc. (Class A Stock)(b)	59,020	29,886,548
Mail.Ru Group Ltd. (Russia), GDR, 144A(b)	95,464	3,171,314
Tencent Holdings Ltd. (China)	311,634	8,505,237
Youku.com, Inc. (China), ADR(a)(b)	58,129	1,996,731

		69,794,688

IT Services — 5.5%
Cognizant Technology Solutions Corp. (Class A Stock)(b)	152,678	11,197,404
International Business Machines Corp.	188,781	32,385,381
Mastercard, Inc. (Class A Stock)	95,037	28,638,450

		72,221,235

Life Sciences Tools & Services — 2.9%
Agilent Technologies, Inc.(b)	411,931	21,053,793
Illumina, Inc.(a)(b)	226,945	17,054,917

		38,108,710

Machinery — 1.9%
Deere & Co.	175,592	14,477,561
Ingersoll-Rand PLC(a)	235,379	10,688,560

		25,166,121

Media — 2.1%
Walt Disney Co. (The)	702,752	27,435,438

Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp.	64,244	4,931,369
Occidental Petroleum Corp.	269,575	28,046,583

		32,977,952

Personal Products — 1.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	176,566	18,572,978

Pharmaceuticals — 5.5%
Allergan, Inc.	239,133	19,907,822
NOVO Nordisk A/S (Denmark), ADR	125,018	15,662,255
Pfizer, Inc.	716,486	14,759,612
Shire PLC (Ireland), ADR	234,553	22,097,238

		72,426,927

Road & Rail — 1.1%
Union Pacific Corp.	140,218	14,638,759

Semiconductors & Semiconductor Equipment — 3.2%
Altera Corp.	199,482	9,245,991
ARM Holdings PLC (United Kingdom), ADR	181,158	5,150,322
Atmel Corp.(b)	516,783	7,271,137
Avago Technologies Ltd.	371,667	14,123,346

SEE NOTES TO FINANCIAL STATEMENTS.

A112

JENNISON PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp. (Class A Stock)	190,938	$6,423,154

		42,213,950

Software — 8.1%
Oracle Corp.	1,093,588	35,989,981
Red Hat, Inc.(b)	346,149	15,888,239
Salesforce.com, Inc.(b)	177,115	26,386,593
SuccessFactors, Inc.(b)	109,832	3,229,061
VMware, Inc. (Class A Stock)(b)	237,088	23,763,330

		105,257,204

Specialty Retail — 2.4%
Bed Bath & Beyond, Inc.(b)	187,662	10,953,831
Tiffany & Co.	190,127	14,928,772
Urban Outfitters, Inc.(a)(b)	183,615	5,168,762

		31,051,365

Textiles, Apparel & Luxury Goods — 7.6%
Burberry Group PLC (United Kingdom)	463,010	10,775,105
Coach, Inc.	284,178	18,167,500
Lululemon Athletica, Inc.(b)	57,879	6,472,030
LVMH Moet Hennessy Louis Vuitton SA (France)	78,802	14,181,572
NIKE, Inc. (Class B Stock)	289,219	26,023,926
Polo Ralph Lauren Corp.	175,145	23,225,978

		98,846,111

Wireless Telecommunication Services — 1.4%
American Tower Corp. (Class A Stock)(b)	339,915	17,787,752

TOTAL LONG-TERM INVESTMENTS (cost $851,463,795)		1,299,674,277

SHORT-TERM INVESTMENT — 5.2%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $67,313,997; includes $64,543,924 of cash collateral received for securities on loan) (Note 4)(c)(d)	67,313,997	67,313,997

TOTAL INVESTMENTS — 104.7% (cost $918,777,792)		1,366,988,274
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(61,150,214)

NET ASSETS — 100.0%		$1,305,838,060

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $63,761,093; cash collateral of $64,543,924 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(b)	Non-income producing security.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,291,169,040	$8,505,237	$—
Affiliated Money Market Mutual Fund	67,313,997	—	—

Total	$1,358,483,037	$8,505,237	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Computers & Peripherals	8.1%
Software	8.1
Textiles, Apparel & Luxury Goods	7.6
IT Services	5.5
Pharmaceuticals	5.5
Aerospace & Defense	5.3
Internet & Catalog Retail	5.3
Internet Software & Services	5.3
Affiliated Money Market Mutual Fund (including 4.9% of collateral received for securities on loan)	5.2
Hotels Restaurants & Leisure	5.2
Chemicals	3.6
Energy Equipment & Services	3.5
Communications Equipment	3.2

SEE NOTES TO FINANCIAL STATEMENTS.

A113

JENNISON PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Food & Staples Retailing	3.2%
Semiconductors & Semiconductor Equipment	3.2
Life Sciences Tools & Services	2.9
Oil, Gas & Consumable Fuels	2.5
Specialty Retail	2.4
Biotechnology	2.2
Media	2.1
Consumer Finance	1.9
Machinery	1.9
Healthcare Providers & Services	1.8
Food Products	1.6
Auto Components	1.4
Personal Products	1.4
Wireless Telecommunication Services	1.4
Capital Markets	1.2
Automobiles	1.1
Road & Rail	1.1

104.7
Liabilities in excess of other assets	(4.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A114

JENNISON PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS
Investments, at value including securities on loan of $63,761,093:
Unaffiliated investments (cost $851,463,795)	$1,299,674,277
Affiliated investments (cost $67,313,997)	67,313,997
Cash	6,884
Receivable for investments sold	7,217,786
Dividends and interest receivable	808,576
Receivable for Series shares sold	689,461
Foreign tax reclaim receivable	299,268
Prepaid expenses	1,413

Total Assets	1,376,011,662

LIABILITIES
Collateral for securities on loan	64,543,924
Payable for investments purchased	4,513,727
Management fee payable	617,571
Payable for Series shares repurchased	347,340
Shareholder servicing fees payable	90,999
Accrued expenses and other liabilities	46,875
Distribution fee payable	6,839
Administration fee payable	4,103
Deferred trustees’ fees	1,298
Affiliated transfer agent fee payable	926

Total Liabilities	70,173,602

NET ASSETS	$1,305,838,060

Net assets were comprised of:
Paid-in capital	$1,567,933,002
Retained earnings	(262,094,942)

Net assets, June 30, 2011	$1,305,838,060

Class I:
Net asset value and redemption price per share, $1,270,553,987 / 50,580,518 outstanding shares of beneficial interest	$25.12

Class II:
Net asset value and redemption price per share, $35,284,073 / 1,424,423 outstanding shares of beneficial interest	$24.77

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $90,889)	$5,405,375
Affiliated income from securities loaned, net	58,609
Affiliated dividend income	4,046

5,468,030

EXPENSES
Management fee	4,087,118
Distribution fee—Class II	42,397
Administration fee—Class II	25,438
Shareholders’ reports	96,000
Custodian’s fees and expenses	74,000
Trustees’ fees	11,000
Audit fee	9,000
Insurance expenses	8,000
Legal fees and expenses	6,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Commitment fee on syndicated credit agreement	3,000
Loan interest expense (Note 8)	1,506
Miscellaneous	12,185

Total expenses	4,381,644

NET INVESTMENT INCOME	1,086,386

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	104,107,576
Foreign currency transactions	(47,063)

104,060,513

Net change in unrealized appreciation (depreciation) on:
Investments	8,048,588
Foreign currencies	1,240

8,049,828

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	112,110,341

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$113,196,727

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,086,386	$3,611,532
Net realized gain on investments and foreign currencies	104,060,513	114,535,580
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	8,049,828	27,395,126

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	113,196,727	145,542,238

DISTRIBUTIONS:
Class I	(3,609,872)	(5,475,228)
Class II	—	(5,201)

TOTAL DISTRIBUTIONS	(3,609,872)	(5,480,429)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	13,508,416	49,412,042
Series shares issued in reinvestment of distributions	3,609,872	5,480,429
Net asset value of shares issued in merger (Note 10)	—	42,323,832
Series shares repurchased	(216,195,763)	(160,922,841)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(199,077,475)	(63,706,538)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(89,490,620)	76,355,271
NET ASSETS:
Beginning of period	1,395,328,680	1,318,973,409

End of period	$1,305,838,060	$1,395,328,680

SEE NOTES TO FINANCIAL STATEMENTS.

A115

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Certificates of Deposit — 17.0%
Bank of Nova Scotia(a)	0.317%	07/06/11	$12,000	$12,000,043
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.300%	07/21/11	9,000	9,000,000
Barclays Bank PLC(a)	0.260%	08/08/11	11,000	11,000,000
BNP Paribas(a)	0.396%	09/21/11	8,000	8,000,000
Chase Bank USA NA	0.100%	07/22/11	4,000	4,000,000
Credit Agricole CIB	0.190%	07/05/11	12,000	12,000,000
Credit Agricole CIB	0.230%	08/16/11	14,000	14,000,000
Deutsche Bank AG	0.210%	07/26/11	3,000	3,000,000
Nordea Bank Finland PLC	0.190%	08/09/11	3,000	3,000,000
Nordea Bank Finland PLC	0.370%	07/07/11	6,000	6,000,220
Nordea Bank Finland PLC(a)	0.523%	02/03/12	13,000	13,020,095
Norinchukin Bank	0.320%	08/04/11	9,000	9,000,000
Rabobank Nederland NV(a)	0.280%	09/13/11	8,000	8,000,000
Royal Bank of Canada(a)	0.239%	02/14/12	10,000	10,000,000
State Street Bank and Trust Co.	0.120%	07/15/11	11,000	11,000,000
Sumitomo Mitsui Banking Corp.	0.280%	08/16/11	13,000	13,000,000
Svenska Handelsbanken AB	0.240%	07/06/11	3,000	3,000,012
Toronto Dominion Bank	0.120%	07/18/11	15,000	15,000,000
Toronto Dominion Bank(a)	0.256%	10/28/11	10,000	10,000,000

				174,020,370

Commercial Paper — 36.4%
ABN Amro Funding USA LLC, 144A(b)	0.230%	07/01/11	6,000	6,000,000
AXA Financial, Inc., 144A(b)	0.230%	09/06/11	5,000	4,997,860
Bank of America Corp.(b)	0.250%	07/11/11	20,000	19,998,611
BASF AG, 144A(b)	0.120%	07/07/11	12,264	12,263,755
Blackrock, Inc., 144A(b)	0.200%	07/18/11	5,000	4,999,528
CBA Delaware Fin(b)	0.190%	08/16/11	15,000	14,996,358
Citigroup Funding, Inc.(b)	0.150%	07/14/11	9,000	8,999,513
Commonwealth Bank of Australia, 144A(b)	0.190%	07/14/11	4,000	3,999,726
Danske Corp., 144A(b)	0.255%	07/13/11	10,000	9,999,150
DnB NOR Bank SA, 144A(a)	0.306%	08/29/11	6,000	6,000,000
European Investment Bank(b)	0.080%	07/12/11	24,000	23,999,413
GDF Suez, 144A(b)	0.170%	07/22/11	5,000	4,999,504
GDF Suez, 144A(b)	0.180%	08/03/11	5,000	4,999,175
General Electric Co.(b)	0.120%	07/01/11	13,000	13,000,000
Mizuho Funding LLC, 144A(b)	0.250%	07/05/11	6,200	6,199,828
Nestle Capital Corp., 144A(b)	0.170%	07/08/11	20,000	19,999,339
Old Line Funding LLC, 144A(b)	0.180%	08/04/11	10,000	9,998,300
Old Line Funding LLC, 144A(b)	0.190%	08/10/11	10,000	9,997,889
Old Line Funding LLC, 144A(b)	0.200%	07/13/11	7,000	6,999,533
Procter & Gamble International Funding, 144A(b)	0.080%	07/05/11	20,000	19,999,822
Procter & Gamble International Funding, 144A(b)	0.100%	07/07/11	12,000	11,999,800
Prudential PLC, 144A(b)	0.240%	09/22/11	2,000	1,998,893
Reckitt Benckiser TSY, 144A(b)	0.280%	08/11/11	4,000	3,998,724
Roche Holdings, Inc., 144A(b)	0.170%	07/05/11	20,000	19,999,622
Royal Bank of Scotland Group PLC, 144A(b)	0.240%	08/08/11	8,000	7,997,973
Sanofi-Aventis SA, 144A(b)	0.280%	07/14/11	5,000	4,999,495
Sanofi-Aventis SA, 144A(b)	0.340%	09/13/11	5,000	4,996,506
Schlumberger Technology Corp., 144A(b)	0.140%	07/25/11	15,000	14,998,600
Societe Generale North America, Inc.(b)	0.240%	08/09/11	11,000	10,997,140
Standard Chartered Bank, 144A(b)	0.220%	08/04/11	5,600	5,598,836
State Street Corp.(b)	0.190%	07/13/11	4,000	3,999,747
Straight-A Funding LLC, 144A(b)	0.170%	08/09/11	6,500	6,498,803
Straight-A Funding LLC, 144A(b)	0.190%	07/11/11	6,000	5,999,683
Straight-A Funding LLC, 144A(b)	0.190%	07/11/11	5,000	4,999,736
Svenska Handelsbanken, Inc., 144A(b)	0.210%	07/08/11	5,000	4,999,796
Svenska Handelsbanken, Inc., 144A(b)	0.280%	07/18/11	4,500	4,499,405

SEE NOTES TO FINANCIAL STATEMENTS.

A116

MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Commercial Paper (continued)
Swedbank AB(b)	0.330%	07/01/11	$29,000	$29,000,000
Toyota Motor Credit Corp.(b)	0.200%	08/22/11	4,000	3,998,845
Toyota Motor Credit Corp.(b)	0.250%	07/22/11	2,000	1,999,708
U.S. Bank National Association(b)	0.150%	07/15/11	5,000	5,000,000

				371,028,616

Loan Participation — 0.4%
Archer-Daniels-Midland Co.(c).	0.220%	07/14/11	4,000	4,000,000

Other Corporate Obligation — 0.9%
Bank of America NA(a)	0.286%	07/27/11	9,000	9,000,000

Other Instruments – Agency Bonds — 4.1%
General Electric Capital Corp., FDIC Gtd. Notes	3.000%	12/09/11	15,000	15,173,592
Goldman Sachs Group, Inc. (The), FDIC Gtd. Notes	1.625%	07/15/11	15,000	15,007,961
Morgan Stanley, FDIC Gtd. Notes	3.250%	12/01/11	8,124	8,225,722
Wells Fargo & Co., FDIC Gtd. Notes(a)	1.102%	12/09/11	4,000	4,015,909

				42,423,184

U.S. Government Agencies — 23.4%
Federal Farm Credit Bank(a)	0.190%	10/07/11	15,000	15,001,227
Federal Home Loan Bank(b)	0.060%	07/01/11	23,367	23,367,000
Federal Home Loan Bank(b)	0.070%	07/08/11	7,000	6,999,905
Federal Home Loan Bank(a)	0.091%	07/20/11	15,000	14,999,762
Federal Home Loan Bank(a)	0.091%	07/25/11	4,000	3,999,854
Federal Home Loan Bank(a)	0.091%	08/25/11	17,000	16,998,319
Federal Home Loan Bank(a)	0.100%	08/12/11	10,000	9,999,245
Federal Home Loan Bank(b)	0.140%	11/10/11	8,000	7,999,311
Federal Home Loan Bank(a)	0.156%	09/26/11	10,000	10,000,368
Federal Home Loan Bank	0.240%	10/28/11	10,000	9,998,772
Federal Home Loan Mortgage Corp.(a)	0.146%	09/19/11	15,000	15,000,006
Federal Home Loan Mortgage Corp.(a)	0.146%	02/16/12	9,000	9,001,199
Federal Home Loan Mortgage Corp.(b)	0.230%	07/06/11	1,400	1,399,955
Federal National Mortgage Association(b)	0.040%	07/05/11	25,000	24,999,889
Federal National Mortgage Association(b)	0.080%	08/24/11	25,000	24,997,000
Federal National Mortgage Association(b)	0.120%	09/13/11	7,000	6,998,273
Federal National Mortgage Association(a)	0.146%	09/19/11	7,000	7,000,082
Federal National Mortgage Association(b)	0.150%	01/17/12	20,000	19,983,333
Federal National Mortgage Association	1.000%	11/23/11	10,000	10,028,014

				238,771,514

U.S. Treasury Securities — 11.6%
U.S. Treasury Bill(b)	0.115%	12/01/11	12,000	11,994,135
U.S. Treasury Bill(b)	0.146%	09/22/11	63,000	62,978,789
U.S. Treasury Bill(b)	0.250%	11/17/11	3,000	2,997,104
U.S. Treasury Bill(b)	0.295%	12/15/11	5,000	4,993,158
U.S. Treasury Note	0.750%	11/30/11	4,000	4,007,863
U.S. Treasury Note	0.875%	01/31/12	11,000	11,036,084
U.S. Treasury Note	1.000%	07/31/11	20,000	20,015,171

				118,022,304

Repurchase Agreements(d) — 6.2%
Deutsche Bank, 0.040%, dated 06/24/11, due 07/01/11 in the amount of $15,000,117 (cost $15,000,000)	0.040%	07/01/11	15,000	15,000,000
Deutsche Bank, 0.100%, dated 06/29/11, due 07/06/11 in the amount of $16,000,311 (cost $16,000,000)	0.100%	07/06/11	16,000	16,000,000
Goldman Sachs & Co., 0.100%, dated 06/29/11, due 07/06/11 in the amount of $16,000,311 (cost $16,000,000)	0.100%	07/06/11	16,000	16,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A117

MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Repurchase Agreements (continued)
UBS Securities LLC, 0.070% dated 06/27/11, due 07/05/11 in the amount of $16,000,249 (cost $16,000,000)	0.070%	07/05/11	$16,000	$16,000,000

				63,000,000

TOTAL INVESTMENTS — 100.0% (amortized cost $1,020,265,988)				1,020,265,988
OTHER ASSETS IN EXCESS OF LIABILITIES				56,883

NET ASSETS — 100.0%				$1,020,322,871

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corp.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.

(b)	Rate quoted represents yield-to-maturity as of purchase date.

(c)	Indicates a security that has been deemed illiquid.

(d)	Repurchase Agreements are collateralized by U.S. Treasury or U.S. Government Agency issuances.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$174,020,370	$—
Commercial Paper	—	371,028,616	—
Loan Participation	—	4,000,000	—
Other Corporate Obligation	—	9,000,000	—
Other Instruments – Agency Bonds	—	42,423,184	—
U.S. Government Agencies	—	238,771,514	—
U.S. Treasury Securities	—	118,022,304	—
Repurchase Agreements	—	63,000,000	—

Total	$—	$1,020,265,988	$—

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2011 were as follows:

Commercial Paper	36.4%
U.S. Government Agencies	23.4
Certificates of Deposit	17.0
U.S. Treasury Securities	11.6
Repurchase Agreements	6 .2
Other Instruments – Agency Bonds	4.1
Other Corporate Obligation	0.9
Loan Participation	0.4

Other assets in excess of liabilities	— *

100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A118

MONEY MARKET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS
Investments, at amortized cost which approximates fair value	$1,020,265,988
Cash	76,976
Receivable for Series shares sold	496,144
Interest receivable	376,678
Prepaid expenses	1,394

Total Assets	1,021,217,180

LIABILITIES
Payable for Series shares repurchased	523,846
Accrued expenses and other liabilities	239,422
Management fee payable	130,115
Affiliated transfer agent fee payable	926

Total Liabilities	894,309

NET ASSETS	$1,020,322,871

Net assets were comprised of:
Paid-in capital	$1,020,322,871

Net assets, June 30, 2011	$1,020,322,871

Net asset value and redemption price per share, $1,020,322,871 / 102,029,307 outstanding shares of beneficial interest	$10.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Interest	$1,245,290

EXPENSES
Management fee	2,175,603
Custodian’s fees and expenses	67,000
Shareholders’ reports	60,000
Trustees’ fees	10,000
Audit fee	9,000
Insurance expenses	8,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	5,000
Legal fees and expenses	4,000
Miscellaneous	5,528

Total expenses	2,344,131
Less: Management fee waiver (Note 3)	(1,207,831)

Net expenses	1,136,300

NET INVESTMENT INCOME	108,990

NET REALIZED GAIN ON INVESTMENT TRANSACTIONS	9,560

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$118,550

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$108,990	$358,857
Net realized gain on investments transactions	9,560	37,109

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	118,550	395,966

DISTRIBUTIONS	(118,550)	(395,966)

SERIES SHARE TRANSACTIONS:
Series shares sold [8,029,663 and 30,750,286 shares, respectively]	80,296,631	307,502,858
Series shares issued in reinvestment of distributions [11,854 and 39,595 shares, respectively]	118,550	395,966
Series shares repurchased [18,715,434 and 40,424,384 shares, respectively]	(187,154,338)	(404,243,840)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(106,739,157)	(96,345,016)

CAPITAL CONTRIBUTIONS (Note 7)
Proceeds from regulatory settlement	—	29,738

TOTAL DECREASE IN NET ASSETS	(106,739,157)	(96,315,278)
NET ASSETS:
Beginning of period	1,127,062,028	1,223,377,306

End of period	$1,020,322,871	$1,127,062,028

SEE NOTES TO FINANCIAL STATEMENTS.

A119

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 97.3%	Shares	Value (Note 2)

Chemicals — 1.6%
Lubrizol Corp.	6,073	$815,422
Mosaic Co. (The)	149,750	10,142,567
Neo Material Technologies, Inc. (Canada)(a)	277,051	2,665,802
Potash Corp. of Saskatchewan, Inc.	119,843	6,829,853

		20,453,644

Construction Materials — 0.1%
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	151,545	301,835
Semen Gresik Persero Tbk PT (Indonesia)	557,780	625,339

		927,174

Energy Equipment & Services — 20.6%
Baker Hughes, Inc.	233,111	16,914,534
Cameron International Corp.(a)	525,291	26,416,884
Dresser-Rand Group, Inc.(a)(b)	172,905	9,293,644
Dril-Quip, Inc.(a)	259,815	17,623,251
FMC Technologies, Inc.(a)(b)	353,804	15,846,881
Halliburton Co.	629,637	32,111,487
Helmerich & Payne, Inc.(b)	191,550	12,665,286
Key Energy Services, Inc.(a)	404,509	7,281,162
Lufkin Industries, Inc.	80,244	6,904,996
Nabors Industries Ltd.(a)	423,015	10,423,090
National Oilwell Varco, Inc.	419,582	32,815,508
Noble Corp.	42,813	1,687,260
OSX Brasil SA (Brazil), 144A(a)(c)	16,374	4,655,728
Patterson-UTI Energy, Inc.	356,072	11,255,436
Rowan Cos., Inc.(a)	231,702	8,992,355
Saipem SpA (Italy)	33,046	1,706,020
Schlumberger Ltd.	352,507	30,456,605
Technip SA (France)	17,192	1,843,158
Tenaris SA (Luxembourg), ADR(b)	269,116	12,306,675
Weatherford International Ltd.(a)	71,738	1,345,088

		262,545,048

Food Products — 0.3%
Adecoagro SA(a)	256,842	2,866,357
Agrenco Ltd. (Brazil), 144A(a)	1,166,700	740,097

		3,606,454

Metals & Mining — 27.1%
African Rainbow Minerals Ltd. (South Africa)	302,040	8,420,027
Agnico-Eagle Mines Ltd.	156,974	9,909,769
Alacer Gold Corp. (Canada)(a)	695,869	5,829,874
Alcoa, Inc.	121,970	1,934,444
AXMIN, Inc. (Canada)(a)	1,556,200	129,085
BHP Billiton Ltd. (Australia), ADR(b)	143,787	13,606,564
Boliden AB (Sweden)	59,731	1,102,982
Cia de Minas Buenaventura SA (Peru), ADR(b)	313,702	11,914,402
Cliffs Natural Resources, Inc.	287,395	26,569,668
Detour Gold Corp. (Canada)(a)	153,028	4,434,789
Eldorado Gold Corp. (Canada)	1,200,012	17,705,605
European Goldfields Ltd. (Canada)(a)	529,054	5,540,407

COMMON STOCKS (continued)	Shares	Value (Note 2)

Metals & Mining (continued)
First Quantum Minerals Ltd. (Canada)(b)	182,361	$26,588,837
First Uranium Corp. (South Africa)(a)	61,100	32,943
First Uranium Corp. (South Africa), 144A(a)	400,000	215,667
Freeport-McMoRan Copper & Gold, Inc.	541,006	28,619,217
Gabriel Resources Ltd. (Canada)(a)(b)	600,701	4,148,135
Gold Reserve Inc. (NYSE)(a)	121,100	306,383
Gold Reserve Inc.(TSX)(a)	124,300	315,760
Goldcorp, Inc.	75,054	3,622,857
Hecla Mining Co.(a)(b)	311,874	2,398,311
Highland Gold Mining Ltd. (United Kingdom)(a)	195,600	560,364
Iamgold Corp. (Canada)	88,013	1,655,405
Impala Platinum Holdings Ltd. (South Africa), ADR	358,429	9,609,481
Kinross Gold Corp.	871,785	13,774,203
MMX Mineracao e Metalicos SA (Brazil)(a)	158,825	849,767
Nevsun Resources Ltd. (Canada)	989,556	5,992,023
Newcrest Mining Ltd. (Australia)	322,823	13,080,668
Newmont Mining Corp.	31,736	1,712,792
Northern Dynasty Minerals Ltd.(a)	399,636	4,036,324
Nucor Corp.	33,769	1,391,958
Pan American Silver Corp.	280,114	8,652,721
Pan American Silver Corp. (Canada)	118,954	3,684,127
Pilot Gold, Inc. (Canada)(a)	110,875	252,916
Platinum Group Metals Ltd.(a)(b)	1,234,422	2,160,239
Platmin Ltd. (South Africa), 144A(a)	129,100	74,961
Quadra FNX Mining Ltd. (Canada)(a)	148,534	2,205,409
Randgold Resources Ltd. (Jersey Islands), ADR	225,770	18,975,969
Reliance Steel & Aluminum Co.	135,942	6,749,520
Rio Tinto PLC (United Kingdom), ADR(b)	192,341	13,910,101
Seabridge Gold, Inc.(a)(b)	123,150	3,474,062
SEMAFO, Inc. (Canada), 144A(a)	1,126,530	8,631,922
Silver Wheaton Corp.	342,888	11,315,304
Southern Copper Corp.	170,238	5,595,723
Sterlite Industries India Ltd. (India), ADR(a)(b)	722,639	10,875,717
Tahoe Resources, Inc.(a)	54,907	1,024,756
Tahoe Resources, Inc., 144A(a)	116,000	2,164,965
Teck Resources Ltd. (Canada) (Class B Stock)	10,064	511,522
United States Steel Corp.(b)	37,759	1,738,424
Vale SA (Brazil), ADR(b)	95,170	3,040,682
Vedanta Resources PLC (United Kingdom)	41,361	1,390,051
Western Areas NL (Australia)(b)	354,812	2,258,689
Xstrata PLC (Switzerland)	381,360	8,394,486
Yamana Gold, Inc.	142,161	1,653,332

		344,744,309

SEE NOTES TO FINANCIAL STATEMENTS.

A120

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels — 47.3%
Adaro Energy Tbk PT (Indonesia)	3,427,455	$982,341
Advantage Oil & Gas Ltd. REG D (Canada)(a)	332,000	2,629,976
Alpha Natural Resources, Inc.(a)	323,311	14,691,252
Anadarko Petroleum Corp.	312,133	23,959,329
Apache Corp.	172,276	21,257,136
Bankers Petroleum Ltd. (Canada)(a)	1,260,183	8,989,641
BG Group PLC (United Kingdom)	635,879	14,430,688
Bonavista Energy Corp. (Canada)	173,994	5,154,242
Brigham Exploration Co.(a)	234,716	7,025,050
Cabot Oil & Gas Corp.	287,952	19,094,097
Cairn Energy PLC (United Kingdom)(a)	1,583,972	10,545,069
Cameco Corp. (Canada)	112,765	2,974,485
Canadian Oil Sands Ltd. (Canada)	55,139	1,591,081
Carrizo Oil & Gas, Inc.(a)	255,497	10,667,000
Chesapeake Energy Corp.	58,399	1,733,866
Cimarex Energy Co.	186,984	16,813,601
Cobalt International Energy, Inc.(a)	522,811	7,125,914
Concho Resources, Inc.(a)	297,407	27,316,833
Consol Energy, Inc.	202,539	9,819,091
Daylight Energy Ltd. (Canada)	883,797	8,568,098
Denbury Resources, Inc.(a)	526,483	10,529,660
Devon Energy Corp.	16,167	1,274,121
EnCana Corp.	52,367	1,612,380
Energy XXI Bermuda Ltd.(a)(b)	148,738	4,941,076
EOG Resources, Inc.	153,857	16,085,749
EQT Corp.	34,188	1,795,554
Exxon Mobil Corp.	11,379	926,023
Far East Energy Corp.(a)	4,866,388	1,557,244
Forest Oil Corp.(a)	387,301	10,344,810
Frontier Oil Corp.	513,845	16,602,332
FX Energy, Inc.(a)	199,243	1,749,354
Hess Corp.	179,261	13,401,552
Holly Corp.	226,083	15,690,160
HRT Participacoes em Petroleo SA (Brazil)(a)	2,476	2,229,011
HRT Particpacoes em Patroleo SA (Brazil), 144A(a)	3,700	3,330,913
Kosmos Energy Ltd.(a)(b)	146,678	2,490,592
Linc Energy Ltd. (Australia), 144A	1,570,292	4,866,236
MEG Energy Corp. (Canada), 144A(a)	131,600	6,866,206
Murphy Oil Corp.	180,750	11,868,045
Newfield Exploration Co.(a)	189,207	12,869,860
Nexen, Inc.	76,593	1,723,342
Niko Resources Ltd. (Canada)	70,958	4,429,863
Noble Energy, Inc.	287,898	25,804,298
Occidental Petroleum Corp.	250,041	26,014,266
OGX Petroleo e Gas Participacoes SA (Brazil)(a)	1,954,214	18,219,212
Oil Search Ltd. (Papua New Guinea)	1,026,146	7,345,771
Pacific Rubiales Energy Corp. (Canada)	618,209	16,569,758
Petrohawk Energy Corp.(a)	505,038	12,459,287

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.(b)	18,993	$1,701,203
Plains Exploration & Production Co.(a)	49,235	1,876,838
QGEP Participacoes SA (Brazil)(a)	156,526	1,613,753
QGEP Participacoes SA (Brazil), 144A	413,300	4,261,043
Quicksilver Resources, Inc.(a)(b)	509,223	7,516,132
Range Resources Corp.	32,802	1,820,511
Rosetta Resources, Inc.(a)	236,950	12,212,403
Southwestern Energy Co.(a)(b)	514,754	22,072,651
Suncor Energy, Inc.(a)	325,574	12,729,943
Sunoco, Inc.	10,743	448,091
Talisman Energy, Inc.	928,298	19,020,826
Trident Resources Corp. (Canada), Private Placement (original cost $9,770,532; purchased 6/30/2010)(a)(c)(d)	24,233	14,354,783
Ultra Petroleum Corp.(a)	36,963	1,692,905
Whiting Petroleum Corp.(a)	264,721	15,065,272
Woodside Petroleum Ltd. (Australia)	73,151	3,227,196
Zodiac Exploration, Inc. (Canada)(a)	760,909	615,386
Zodiac Exploration, Inc. (Canada), (original cost $821,708; purchased 5/24/2011)(a)(c)(d)	2,320,000	1,808,715
Zodiac Exploration, Inc. (Canada), (original cost $616,281; purchased 5/24/2011)(a)(c)(d)	1,740,000	1,402,201
Zodiac Exploration, Inc.—D shares (Canada)(a)(c)	11,600,000	9,381,513

		601,786,830

Transportation Infrastructure — 0.3%
LLX Logistica SA (Brazil)(a)	1,174,096	3,633,668
PortX Operacoes Portuarias SA (Brazil)(a)	97,413	214,094

		3,847,762

TOTAL COMMON STOCKS (cost $749,400,271)		1,237,911,221

PREFERRED STOCK — 0.3%
Metals & Mining
Iron Co./Manabi, 144A (original cost $3,660,000; purchased 5/25/2011)(a)(c)(d)	3,660	3,796,322

	Units
RIGHTS
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement (original cost $0; purchased 6/30/2010)(a)(c)(d)	9,007	—

SEE NOTES TO FINANCIAL STATEMENTS.

A121

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

WARRANT	Units	Value (Note 2)

Metals & Mining
Crystallex International Corp. Warrant (Canada), Private Placement expiring 11/4/14 (original cost $0; purchased 11/04/2009)(a)(c)(d)	221,350	$—

TOTAL LONG-TERM INVESTMENTS (cost $753,060,271)		1,241,707,543

	Shares
SHORT-TERM INVESTMENT — 9.6%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $122,663,054; includes $91,659,392 of cash collateral received for securities on loan) (Note 4)(e)(f)	122,663,054	122,663,054

TOTAL INVESTMENTS(g) — 107.2% (cost $875,723,325)		1,364,370,597

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(92,191,145)

NET ASSETS — 100.0%		$1,272,179,452

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
NYSE	New York Stock Exchange
TSX	Toronto Stock Exchange

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $90,430,791; cash collateral of $91,659,392 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(c)	Indicates a security that has been deemed illiquid.

(d)	Indicates a restricted security; the aggregate original cost of such securities is $14,868,521. The aggregate value of $21,362,021 is approximately 1.7% of net assets.

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(g)	As of June 30, 2011, 14 securities representing $54,050,096 and 4.2% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange-traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,187,657,447	$32,688,075	$17,565,699
Preferred Stock	—	—	3,796,322
Rights	—	—	—
Warrant	—	—	—
Affiliated Money Market Mutual Fund	122,663,054	—	—

Total	$1,310,320,501	$32,688,075	$21,362,021

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stock
Balance as of 12/31/10	$14,313,416	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	853,840	—
Purchases	3,210,916	3,796,322
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(812,473)	—

Balance as of 6/30/11	$17,565,699	$3,796,322

*	Of which $853,840 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Fair value of Level 3 Common Stock of $812,473 was transferred out of Level 3 at 6/30/11 as a result of the resumption of pricing available on a major exchange.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 was as follows:

Oil, Gas & Consumable Fuels	47.3%
Metals & Mining	27.4
Energy Equipment & Services	20.6
Affiliated Money Market Mutual Fund (including 7.2% of collateral received for securities on loan)	9.6
Chemicals	1.6
Food Products	0.3
Transportation Infrastructure	0.3
Construction Materials	0.1

107.2
Liabilities in excess of other assets	(7.2)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative Instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$—	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants
Equity contracts	$—

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants
Equity contracts	$—	*

*	Less than $0.50.

SEE NOTES TO FINANCIAL STATEMENTS.

A123

NATURAL RESOURCES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS
Investments, at value including securities on loan of $90,430,791:
Unaffiliated investments (cost $753,060,271)	$1,241,707,543
Affiliated investments (cost $122,663,054)	122,663,054
Cash	385,692
Foreign currency, at value (cost $9)	9
Receivable for investments sold	2,918,298
Dividends and interest receivable	499,458
Receivable for Series shares sold	152,883
Foreign tax reclaim receivable	65,188
Prepaid expenses	1,213

Total Assets	1,368,393,338

LIABILITIES
Collateral for securities on loan	91,659,392
Payable for investments purchased	3,339,801
Payable for Series shares repurchased	623,286
Management fee payable	458,167
Accrued expenses and other liabilities	102,348
Distribution fee payable	18,726
Administration fee payable	11,240
Affiliated transfer agent fee payable	926

Total Liabilities	96,213,886

NET ASSETS	$1,272,179,452

Net assets were comprised of:
Paid-in capital	$746,617,903
Retained earnings	525,561,549

Net assets, June 30, 2011	$1,272,179,452

Class I:
Net asset value and redemption price per share, $1,179,610,111 / 25,240,681 outstanding shares of beneficial interest	$46.73

Class II:
Net asset value and redemption price per share, $92,569,341 / 1,995,873 outstanding shares of beneficial interest	$46.38

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $233,052)	$4,939,891
Affiliated income from securities loaned, net	139,667
Affiliated dividend income	18,268

5,097,826

EXPENSES
Management fee	3,006,398
Distribution fee—Class II	124,328
Administration fee—Class II	74,597
Custodian’s fees and expenses	124,000
Shareholders’ reports	86,000
Trustees’ fees	10,000
Audit fee	9,000
Legal fees and expenses	7,000
Insurance expenses	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Commitment fee on syndicated credit agreement	5,000
Miscellaneous	7,341

Total expenses	3,466,664

NET INVESTMENT INCOME	1,631,162

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	98,111,137
Foreign currency transactions	(487,480)

97,623,657

Net change in unrealized appreciation (depreciation) on: Investments	(113,282,988)
Foreign currencies	(3,219)

(113,286,207)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(15,662,550)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,031,388)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,631,162	$2,137,937
Net realized gain on investments and foreign currencies	97,623,657	26,702,014
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(113,286,207)	265,699,126

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,031,388)	294,539,077

DISTRIBUTIONS:
Class I	(2,137,135)	(4,476,261)
Class II	—	(63,676)

TOTAL DISTRIBUTIONS	(2,137,135)	(4,539,937)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	28,362,678	59,180,958
Series shares issued in reinvestment of distributions	2,137,135	4,539,937
Series shares repurchased	(103,557,532)	(164,454,211)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(73,057,719)	(100,733,316)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(89,226,242)	189,265,824
NET ASSETS:
Beginning of period	1,361,405,694	1,172,139,870

End of period	$1,272,179,452	$1,361,405,694

SEE NOTES TO FINANCIAL STATEMENTS.

A124

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS — 97.6%	Shares	Value (Note 2)

Aerospace & Defense — 2.6%
AAR Corp.	47,071	$1,275,153
Aerovironment, Inc.(a)(b)	17,914	633,260
American Science & Engineering, Inc.	10,816	865,280
Ceradyne, Inc.(a)(b)	29,505	1,150,400
Cubic Corp.	18,673	952,136
Curtiss-Wright Corp.	55,002	1,780,415
Esterline Technologies Corp.(b)	36,201	2,765,756
GenCorp, Inc.(b)	69,275	444,745
Moog, Inc. (Class A Stock)(a)(b)	54,394	2,367,227
National Presto Industries, Inc.(a)	6,199	629,137
Orbital Sciences Corp.(b)	69,240	1,166,694
Teledyne Technologies, Inc.(b)	43,496	2,190,459

		16,220,662

Air Freight & Logistics — 0.5%
Forward Air Corp.(a)	34,856	1,177,784
HUB Group, Inc. (Class A Stock)(b)	44,470	1,674,740

		2,852,524

Airlines — 0.3%
Allegiant Travel Co.(a)(b)	17,894	885,753
SkyWest, Inc.	62,660	943,660

		1,829,413

Auto Components — 0.3%
Drew Industries, Inc.(a)	22,689	560,872
Spartan Motors, Inc.	38,883	209,968
Standard Motor Products, Inc.	23,299	354,844
Superior Industries International, Inc.	27,718	612,845

		1,738,529

Automobiles
Winnebago Industries, Inc.(b)	34,231	330,671

Beverages — 0.2%
Boston Beer Co., Inc. (Class A Stock)(b)	10,825	969,920

Biotechnology — 1.5%
ArQule, Inc.(b)	52,301	326,881
Cubist Pharmaceuticals, Inc.(a)(b)	71,069	2,557,773
Emergent Biosolutions, Inc.(b)	26,157	589,840
Regeneron Pharmaceuticals, Inc.(a)(b)	88,293	5,007,096
Savient Pharmaceuticals, Inc.(a)(b)	83,758	627,348

		9,108,938

Building Products — 1.1%
A.O. Smith Corp.(a)	39,984	1,691,323
AAON, Inc.	20,984	458,291
Apogee Enterprises, Inc.	33,138	424,498
Gibraltar Industries, Inc.(b)	35,768	404,894
Griffon Corp.(a)(b)	56,329	567,796
NCI Building Systems, Inc.(b)	20,018	228,005
Quanex Building Products Corp.	43,988	720,963
Simpson Manufacturing Co., Inc.	47,583	1,421,304
Universal Forest Products, Inc.	23,064	552,614

		6,469,688

Capital Markets — 1.0%
Calamos Asset Management, Inc. (Class A Stock)	23,700	344,124
Investment Technology Group, Inc.(b)	48,666	682,297

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets (continued)
optionsXpress Holdings, Inc.	50,391	$840,522
Piper Jaffray Cos.(b)	18,465	531,976
Prospect Capital Corp.	127,200	1,285,992
Stifel Financial Corp.(a)(b)	63,630	2,281,772
SWS Group, Inc.	34,226	205,014

		6,171,697

Chemicals — 2.6%
A. Schulman, Inc.	36,466	918,578
American Vanguard Corp.	25,348	328,764
Arch Chemicals, Inc.	30,160	1,038,710
Balchem Corp.(a)	34,183	1,496,532
Calgon Carbon Corp.(b)	66,854	1,136,518
Hawkins, Inc.(a)	10,200	369,444
HB Fuller Co.	58,518	1,429,010
Koppers Holdings, Inc.	24,400	925,492
Kraton Performance Polymers, Inc.(b)	37,800	1,480,626
LSB Industries, Inc.(b)	20,200	866,984
OM Group, Inc.(b)	36,756	1,493,764
PolyOne Corp.	110,602	1,711,013
Quaker Chemical Corp.	14,998	645,064
Stepan Co.	9,285	658,306
STR Holdings, Inc.(a)(b)	49,200	734,064
Zep, Inc.	26,007	491,532

		15,724,401

Commercial Banks — 5.3%
Bank of The Ozarks, Inc.(a)	15,518	807,867
Boston Private Financial Holdings, Inc.	90,802	597,477
City Holding Co.	18,044	595,993
Columbia Banking System, Inc.	46,708	804,312
Community Bank System, Inc.	43,596	1,080,745
First Bancorp (Puerto Rico)(a)(b)	24,872	107,198
First Commonwealth Financial Corp.	111,810	641,789
First Financial Bancorp	69,003	1,151,660
First Financial Bankshares, Inc.(a)	37,239	1,282,884
First Midwest Bancorp, Inc.	88,240	1,084,470
FNB Corp.(a)	150,300	1,555,605
Glacier Bancorp, Inc.(a)	85,173	1,148,132
Hanmi Financial Corp.(a)(b)	177,084	189,480
Home Bancshares, Inc.	26,052	615,869
Independent Bank Corp.	25,306	664,283
Nara Bancorp, Inc.(b)	44,982	365,704
National Penn Bancshares, Inc.(a)	145,476	1,153,625
NBT Bancorp, Inc.	40,810	903,125
Old National Bancorp	112,147	1,211,188
Pacwest Bancorp	39,300	808,401
Pinnacle Financial Partners, Inc.(a)(b)	40,471	629,729
PrivateBancorp, Inc.	69,749	962,536
S&T Bancorp, Inc.	29,473	547,903
Signature Bank(a)(b)	49,040	2,805,088
Simmons First National Corp. (Class A Stock)	20,478	525,465
Sterling Bancorp	36,454	345,948
Sterling Bancshares, Inc.	120,875	986,340
Susquehanna Bancshares, Inc.(a)	153,909	1,231,272
Texas Capital Bancshares, Inc.(a)(b)	44,100	1,139,103
Tompkins Financial Corp.	9,864	387,063
UMB Financial Corp.	35,572	1,489,755

SEE NOTES TO FINANCIAL STATEMENTS.

A125

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Banks (continued)
Umpqua Holdings Corp.	135,770	$1,570,859
United Bankshares, Inc.(a)	45,497	1,113,767
United Community Banks, Inc.(b)	22,287	235,351
Wilshire Bancorp, Inc.(b)	66,813	196,430
Wintrust Financial Corp.(a)	41,413	1,332,670

		32,269,086

Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	56,503	1,318,780
Consolidated Graphics, Inc.(b)	11,557	635,057
G&K Services, Inc. (Class A Stock)	22,219	752,335
Geo Group, Inc. (The)(b)	76,873	1,770,385
Healthcare Services Group, Inc.	78,576	1,276,860
Interface, Inc. (Class A Stock)	77,502	1,501,214
Mobile Mini, Inc.(b)	53,297	1,129,363
Standard Register Co. (The)	14,832	46,721
Sykes Enterprises, Inc.(b)	48,170	1,037,100
Tetra Tech, Inc.(b)	73,888	1,662,480
Unifirst Corp.	17,430	979,392
United Stationers, Inc.	54,542	1,932,423
Viad Corp.	24,047	536,008

		14,578,118

Communications Equipment — 2.1%
Arris Group, Inc.(a)(b)	146,611	1,702,154
Bel Fuse, Inc. (Class B Stock)	13,822	299,799
Black Box Corp.	21,293	665,832
Blue Coat Systems, Inc.(b)	51,450	1,124,697
Comtech Telecommunications Corp.	30,959	868,090
DG Fastchannel, Inc.(b)	27,900	894,195
Digi International, Inc.(b)	29,864	388,232
EMS Technologies, Inc.(b)	18,233	601,142
Harmonic, Inc.(b)	117,824	851,868
NETGEAR, Inc.(a)(b)	43,346	1,895,087
Network Equipment Technologies, Inc.(b)	35,297	77,653
Oplink Communications, Inc.(b)	24,500	456,435
PC-Tel, Inc.(b)	21,784	141,160
Symmetricom, Inc.(b)	50,447	294,106
Tekelec(a)(b)	81,327	742,516
ViaSat, Inc.(a)(b)	49,515	2,142,514

		13,145,480

Computers & Peripherals — 0.7%
Avid Technology, Inc.(b)	34,647	652,750
Intermec, Inc.(b)	56,276	621,287
Intevac, Inc.(b)	26,944	275,098
Novatel Wireless, Inc.(b)	37,816	207,232
Stratasys, Inc.(a)(b)	25,098	845,803
Super Micro Computer, Inc.(b)	30,900	497,181
Synaptics, Inc.(a)(b)	40,679	1,047,077

		4,146,428

Construction & Engineering — 0.8%
Comfort Systems USA, Inc.	44,884	476,219
Dycom Industries, Inc.(b)	40,331	659,008
EMCOR Group, Inc.(b)	79,225	2,322,085
Insituform Technologies, Inc. (Class A Stock)(b)	46,837	982,172

COMMON STOCKS (continued)	Shares	Value (Note 2)

Construction & Engineering (continued)
Orion Marine Group, Inc.(b)	31,800	$299,238

		4,738,722

Construction Materials — 0.5%
Eagle Materials, Inc.	52,772	1,470,756
Headwaters, Inc.(b)	71,468	223,695
Texas Industries, Inc.(a)	33,023	1,374,747

		3,069,198

Consumer Finance — 1.1%
Cash America International, Inc.(a)	34,844	2,016,422
Ezcorp, Inc. (Class A Stock)(b)	59,111	2,102,874
First Cash Financial Services, Inc.(b)	37,125	1,558,879
World Acceptance Corp.(a)(b)	18,352	1,203,340

		6,881,515

Containers & Packaging — 0.1%
Myers Industries, Inc.	41,620	427,854

Distributors — 0.3%
Audiovox Corp. (Class A Stock)(b)	22,057	166,751
Pool Corp.	57,055	1,700,809

		1,867,560

Diversified Consumer Services — 1.1%
American Public Education, Inc.(a)(b)	21,233	945,081
Capella Education Co.(a)(b)	18,686	782,009
Coinstar, Inc.(a)(b)	37,231	2,030,579
Corinthian Colleges, Inc.(a)(b)	99,500	423,870
Hillenbrand, Inc.	74,248	1,755,965
Lincoln Educational Services Corp.	25,900	444,185
Universal Technical Institute, Inc.	24,906	492,391

		6,874,080

Diversified Financial Services — 0.4%
Interactive Brokers Group, Inc. (Class A Stock)	49,900	780,935
Portfolio Recovery Associates, Inc.(a)(b)	20,319	1,722,848

		2,503,783

Diversified Telecommunication Services — 0.5%
Atlantic Tele-Network, Inc.	10,800	414,288
Cbeyond, Inc.(b)	36,837	487,353
Cincinnati Bell, Inc.(b)	235,400	781,528
General Communication, Inc. (Class A Stock)(b)	44,924	542,233
Neutral Tandem, Inc.(b)	38,352	668,092

		2,893,494

Electric Utilities — 1.2%
ALLETE, Inc.	36,997	1,518,357
Central Vermont Public Service Corp.	15,878	573,990
El Paso Electric Co.	49,908	1,612,028
UIL Holdings Corp.	59,911	1,938,121
Unisource Energy Corp.	43,451	1,622,026

		7,264,522

Electrical Equipment — 1.2%
AZZ, Inc.	14,921	683,382
Belden, Inc.	56,112	1,956,065
Brady Corp. (Class A Stock)	62,622	2,007,661
Encore Wire Corp.	22,631	548,123

SEE NOTES TO FINANCIAL STATEMENTS.

A126

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electrical Equipment (continued)
II-VI, Inc.(b)	60,762	$1,555,507
Powell Industries, Inc.(b)	10,572	385,878
Vicor Corp.	23,131	374,028

		7,510,644

Electronic Equipment, Instruments & Components — 4.0%
Agilysys, Inc.(b)	22,932	191,253
Anixter International, Inc.	33,964	2,219,208
Benchmark Electronics, Inc.(b)	71,910	1,186,515
Brightpoint, Inc.(b)	80,431	652,296
Checkpoint Systems, Inc.(b)	47,539	849,997
Cognex Corp.	49,140	1,741,030
CTS Corp.	40,364	390,320
Daktronics, Inc.	41,808	451,108
DTS, Inc./CA(b)	20,585	834,722
Electro Scientific Industries, Inc.(b)	28,441	548,911
FARO Technologies, Inc.(b)	19,384	849,019
Gerber Scientific, Inc.(b)	29,595	329,392
Insight Enterprises, Inc.(b)	55,335	979,983
Littelfuse, Inc.(a)	26,925	1,581,036
LoJack Corp.(b)	21,420	93,391
Mercury Computer Systems, Inc.(b)	35,808	668,894
Methode Electronics, Inc.	43,466	504,640
MTS Systems Corp.	18,535	775,319
Newport Corp.(b)	44,108	801,442
OSI Systems, Inc.(b)	22,600	971,800
Park Electrochemical Corp.	24,644	688,800
Plexus Corp.(a)(b)	44,620	1,553,222
Pulse Electronics Corp.	49,039	216,753
RadiSys Corp.(b)	28,435	207,291
Rofin-Sinar Technologies, Inc.(b)	33,700	1,150,855
Rogers Corp.(b)	18,931	874,612
Scansource, Inc.(a)(b)	32,033	1,200,597
SYNNEX Corp.(b)	28,450	901,865
TTM Technologies, Inc.(b)	51,989	832,864

		24,247,135

Energy Equipment & Services — 2.4%
Basic Energy Services, Inc.(a)(b)	28,017	881,695
Bristow Group, Inc.	43,055	2,196,666
Gulf Island Fabrication, Inc.	16,977	548,018
Hornbeck Offshore Services, Inc.(a)(b)	26,915	740,162
ION Geophysical Corp.(a)(b)	184,545	1,745,796
Lufkin Industries, Inc.	36,158	3,111,396
Matrix Service Co.(b)	31,073	415,757
OYO Geospace Corp.(b)	5,300	530,000
Pioneer Drilling Co.(a)(b)	64,417	981,715
SEACOR Holdings, Inc.	25,671	2,566,073
Tetra Technologies, Inc.(b)	90,941	1,157,679

		14,874,957

Food & Staples Retailing — 1.0%
Andersons, Inc. (The)	22,516	951,301
Casey’s General Stores, Inc.	44,965	1,978,460
Nash Finch Co.	14,332	513,229
Spartan Stores, Inc.	26,688	521,217
United Natural Foods, Inc.(a)(b)	57,293	2,444,692

		6,408,899

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food Products — 2.3%
B&G Foods, Inc.	56,700	$1,169,154
Calavo Growers, Inc.(a)	14,290	300,948
Cal-Maine Foods, Inc.(a)	15,895	508,004
Darling International, Inc.(b)	138,620	2,453,574
Diamond Foods, Inc.(a)	26,157	1,996,825
Hain Celestial Group, Inc. (The)(a)(b)	51,515	1,718,541
J&J Snack Foods Corp.	17,018	848,347
Sanderson Farms, Inc.(a)	22,335	1,067,166
Seneca Foods Corp. (Class A Stock)(b)	10,800	276,264
Snyders-Lance, Inc.(a)	56,516	1,222,441
TreeHouse Foods, Inc.(b)	42,065	2,297,170

		13,858,434

Gas Utilities — 1.8%
Laclede Group, Inc. (The)	26,614	1,006,808
New Jersey Resources Corp.	49,004	2,186,068
Northwest Natural Gas Co.	31,665	1,429,041
Piedmont Natural Gas Co., Inc.(a)	85,303	2,581,269
South Jersey Industries, Inc.	35,522	1,929,200
Southwest Gas Corp.	54,311	2,096,948

		11,229,334

Healthcare Equipment & Supplies — 3.5%
Abaxis, Inc.(a)(b)	26,612	725,177
Align Technology, Inc.(a)(b)	82,057	1,870,900
Analogic Corp.	14,933	785,326
Cantel Medical Corp.	15,350	413,068
CONMED Corp.(b)	33,449	952,627
CryoLife, Inc.(b)	32,953	184,537
Cyberonics, Inc.(b)	28,997	810,466
Greatbatch, Inc.(b)	27,544	738,730
Haemonetics Corp.(a)(b)	30,497	1,963,092
ICU Medical, Inc.(b)	14,192	620,190
Integra LifeSciences Holdings Corp.(a)(b)	24,402	1,166,660
Invacare Corp.	37,802	1,254,648
Kensey Nash Corp.(b)	10,031	253,082
Meridian Bioscience, Inc.(a)	48,575	1,171,143
Merit Medical Systems, Inc.(b)	49,348	886,784
Natus Medical, Inc.(b)	34,225	518,509
Neogen Corp.(b)	27,480	1,242,371
Nuvasive, Inc.(a)(b)	47,000	1,545,360
Palomar Medical Technologies, Inc.(b)	22,377	252,413
SurModics, Inc.(b)	20,552	228,127
Symmetry Medical, Inc.(b)	42,877	384,607
West Pharmaceutical Services, Inc.	39,717	1,738,016
Zoll Medical Corp.(b)	25,995	1,472,877

		21,178,710

Healthcare Providers & Services — 5.0%
Air Methods Corp.(a)(b)	13,372	999,423
Almost Family, Inc.(b)	9,852	269,945
Amedisys, Inc.(b)	34,959	930,958
AMERIGROUP Corp.(a)(b)	58,837	4,146,243
AMN Healthcare Services, Inc.(b)	46,699	388,536
AmSurg Corp.(b)	37,074	968,744
Bio-Reference Labs, Inc.(a)(b)	29,170	609,653
Centene Corp.(b)	59,208	2,103,660
Chemed Corp.	25,211	1,651,825

SEE NOTES TO FINANCIAL STATEMENTS.

A127

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Providers & Services (continued)
Corvel Corp.(b)	7,745	$363,241
Cross Country Healthcare, Inc.(b)	36,663	278,639
Ensign Group, Inc. (The)	15,600	474,084
Gentiva Health Services, Inc.(b)	36,292	755,962
Hanger Orthopedic Group, Inc.(b)	39,509	966,785
Healthspring, Inc.(b)	80,320	3,703,555
Healthways, Inc.(b)	40,086	608,506
HMS Holdings Corp.(b)	33,517	2,576,452
IPC The Hospitalist Co., Inc.(b)	19,405	899,422
Landauer, Inc.	11,168	687,837
LCA-Vision, Inc.(b)	21,917	104,763
LHC Group, Inc.(b)	18,498	426,564
Magellan Health Services, Inc.(b)	37,041	2,027,624
Medcath Corp.(b)	23,904	324,855
Molina Healthcare, Inc.(b)	30,522	827,757
MWI Veterinary Supply, Inc.(a)(b)	14,856	1,199,919
PharMerica Corp.(b)	34,595	441,432
PSS World Medical, Inc.(a)(b)	65,691	1,840,005

		30,576,389

Healthcare Technology — 0.6%
Computer Programs & Systems, Inc.	13,136	833,873
Omnicell, Inc.(b)	39,022	608,353
Quality Systems, Inc.	22,867	1,996,289

		3,438,515

Hotels, Restaurants & Leisure — 3.0%
Biglari Holdings, Inc.(b)	1,696	663,221
BJ’s Restaurants, Inc.(a)(b)	27,072	1,417,490
Boyd Gaming Corp.(b)	64,300	559,410
Buffalo Wild Wings, Inc.(a)(b)	21,765	1,443,237
California Pizza Kitchen, Inc.(b)	29,044	536,443
CEC Entertainment, Inc.	23,507	942,866
Cracker Barrel Old Country Store, Inc.(a)	27,278	1,345,078
DineEquity, Inc.(a)(b)	18,905	988,164
Interval Leisure Group, Inc.(b)	48,136	658,982
Jack In The Box, Inc.(b)	58,917	1,342,129
Marcus Corp.	25,358	250,537
Monarch Casino & Resort, Inc.(b)	13,231	138,132
Multimedia Games Holding Co., Inc.(b)	31,699	144,230
O’Charleys, Inc.(b)	22,115	161,661
Papa John’s International, Inc.(b)	23,815	792,087
Peet’s Coffee & Tea, Inc.(a)(b)	15,194	876,694
PF Chang’s China Bistro, Inc.(a)	27,114	1,091,067
Pinnacle Entertainment, Inc.(b)	73,313	1,092,364
Red Robin Gourmet Burgers, Inc.(a)(b)	18,063	657,132
Ruby Tuesday, Inc.(b)	77,084	830,965
Ruth’s Hospitality Group, Inc.(b)	36,548	205,034
Shuffle Master, Inc.(b)	64,059	599,272
Sonic Corp.(a)(b)	72,914	775,076
Texas Roadhouse, Inc. (Class A Stock)	68,330	1,198,167

		18,709,438

Household Durables — 0.8%
Blyth, Inc.	6,483	326,419
Ethan Allen Interiors, Inc.(a)	33,999	723,839
Helen of Troy Ltd.(b)	36,610	1,264,143
Kid Brands, Inc.(b)	25,201	130,037
La-Z-Boy, Inc.(b)	61,101	603,067

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Durables (continued)
M/I Homes, Inc.(b)	22,070	$270,578
Meritage Homes Corp.(b)	38,397	866,236
Skyline Corp.	8,212	143,710
Standard Pacific Corp.(a)(b)	116,022	388,674
Universal Electronics, Inc.(b)	17,754	448,466

		5,165,169

Household Products — 0.2%
Central Garden and Pet Co. (Class A Stock)(b)	57,588	584,518
WD-40 Co.	20,009	781,152

		1,365,670

Industrial Conglomerates — 0.2%
Standex International Corp.	14,770	452,996
Tredegar Corp.	27,335	501,597

		954,593

Insurance — 2.4%
AMERISAFE, Inc.(b)	21,714	491,171
Delphi Financial Group, Inc. (Class A Stock)	65,096	1,901,454
eHealth, Inc.(a)(b)	25,191	336,552
Employers Holdings, Inc.	45,715	766,640
Horace Mann Educators Corp.	47,200	736,792
Infinity Property & Casualty Corp.	14,689	802,901
Meadowbrook Insurance Group, Inc.	63,100	625,321
National Financial Partners Corp.(a)(b)	51,954	599,549
Navigators Group, Inc. (The)(a)(b)	14,618	687,046
Presidential Life Corp.	25,095	261,992
ProAssurance Corp.(b)	36,233	2,536,310
RLI Corp.	19,705	1,220,134
Safety Insurance Group, Inc.	17,960	755,038
Selective Insurance Group, Inc.	64,007	1,041,394
Stewart Information Services Corp.	22,702	227,701
Tower Group, Inc.	48,961	1,166,251
United Fire & Casualty Co.	25,161	437,046

		14,593,292

Internet & Catalog Retail — 0.5%
Blue Nile, Inc.(a)(b)	17,380	764,372
HSN, Inc.(b)	46,465	1,529,628
Nutrisystem, Inc.(a)	31,728	446,096
PetMed Express, Inc.(a)	25,481	301,950

		3,042,046

Internet Software & Services — 1.4%
comScore, Inc.(b)	30,677	794,534
DealerTrack Holdings, Inc.(b)	48,783	1,119,570
Infospace, Inc.(b)	43,612	397,741
j2 Global Communications, Inc.(a)(b)	54,478	1,537,914
Liquidity Services, Inc.(b)	21,100	498,171
Liveperson, Inc.(a)(b)	54,700	773,458
LogMeIn, Inc.(a)(b)	19,700	759,829
Perficient, Inc.(b)	35,914	368,478
RightNow Technologies, Inc.(a)(b)	28,600	926,640
Stamps.com, Inc.	13,920	185,693
United Online, Inc.(a)	104,530	630,316
Xo Group, Inc.(b)	37,195	370,090

		8,362,434

SEE NOTES TO FINANCIAL STATEMENTS.

A128

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

IT Services — 1.9%
CACI International, Inc. (Class A Stock)(b)	35,744	$2,254,732
Cardtronics, Inc.(b)	36,300	851,235
Ciber, Inc.(b)	84,023	466,328
CSG Systems International, Inc.(b)	41,024	758,124
Forrester Research, Inc.	17,462	575,547
Heartland Payment Systems, Inc.	45,711	941,647
Igate Corp.(a)	34,800	567,936
Integral Systems, Inc.(b)	20,826	253,452
MAXIMUS, Inc.	20,568	1,701,591
NCI, Inc. (Class A Stock)(b)	9,400	213,568
TeleTech Holdings, Inc.(b)	32,967	694,944
Wright Express Corp.(b)	45,776	2,383,556

		11,662,660

Leisure Equipment & Products — 0.6%
Arctic Cat, Inc.(b)	14,457	194,157
Brunswick Corp.(a)	105,429	2,150,752
Callaway Golf Co.	76,280	474,462
Jakks Pacific, Inc.(a)(b)	32,115	591,237
Sturm Ruger & Co., Inc.	22,427	492,273

		3,902,881

Life Sciences Tools & Services — 0.5%
Affymetrix, Inc.(a)(b)	83,500	662,155
Cambrex Corp.(b)	34,432	159,076
Enzo Biochem, Inc.(b)	39,257	166,842
eResearchTechnology, Inc.(b)	51,083	325,399
Kendle International, Inc.(b)	17,819	268,710
Parexel International Corp.(a)(b)	69,757	1,643,475

		3,225,657

Machinery — 4.2%
Actuant Corp.	81,264	2,180,313
Albany International Corp. (Class A Stock)	33,004	870,976
Astec Industries, Inc.(a)(b)	23,610	873,098
Badger Meter, Inc.(a)	17,807	658,681
Barnes Group, Inc.	53,516	1,327,732
Briggs & Stratton Corp.	59,746	1,186,556
Cascade Corp.	10,993	522,937
CIRCOR International, Inc.	20,488	877,501
CLARCOR, Inc.	59,732	2,824,129
EnPro Industries, Inc.(a)(b)	24,478	1,176,657
ESCO Technologies, Inc.	31,521	1,159,973
Federal Signal Corp.	73,300	480,848
John Bean Technologies Corp.	33,947	655,856
Kaydon Corp.	38,667	1,443,052
Lindsay Corp.(a)	14,879	1,023,675
Lydall, Inc.(b)	20,056	239,870
Mueller Industries, Inc.	44,849	1,700,226
Robbins & Myers, Inc.	53,897	2,848,456
Toro Co. (The)	36,583	2,213,271
Watts Water Technologies, Inc. (Class A Stock)	34,821	1,233,012

		25,496,819

Media — 0.7%
Arbitron, Inc.	32,161	1,329,214

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media (continued)
E.W. Scripps Co. (Class A Stock)(b)	36,901	$356,833
Harte-Hanks, Inc.	44,600	362,152
Live Nation Entertainment, Inc.(a)(b)	185,476	2,127,410

		4,175,609

Metals & Mining — 1.1%
A.M. Castle & Co.(b)	19,783	328,596
Amcol International Corp.	30,191	1,152,088
Century Aluminum Co.(b)	67,263	1,052,666
Haynes International, Inc.	14,500	897,985
Kaiser Aluminum Corp.	17,600	961,312
Materion Corp.(b)	24,178	893,861
Olympic Steel, Inc.	10,838	298,370
RTI International Metals, Inc.(a)(b)	35,811	1,374,068

		6,958,946

Multiline Retail — 0.1%
Fred’s, Inc. (Class A Stock)(a)	46,566	671,947
Tuesday Morning Corp.(b)	42,832	199,169

		871,116

Multi-Utilities — 0.7%
Avista Corp.	68,303	1,754,704
CH Energy Group, Inc.	18,485	984,511
Northwestern Corp.	43,000	1,423,730

		4,162,945

Oil, Gas & Consumable Fuels — 1.9%
Contango Oil & Gas Co.(a)(b)	15,200	888,288
Georesources, Inc.(b)	22,100	497,029
Gulfport Energy Corp.(a)(b)	44,500	1,321,205
Penn Virginia Corp.	53,898	711,992
Petroleum Development Corp.(a)(b)	27,926	835,266
Petroquest Energy, Inc.(a)(b)	65,445	459,424
Stone Energy Corp.(a)(b)	58,094	1,765,477
Swift Energy Co.(a)(b)	50,244	1,872,594
World Fuel Services Corp.	83,847	3,012,623

		11,363,898

Paper & Forest Products — 0.9%
Buckeye Technologies, Inc.	47,342	1,277,287
Clearwater Paper Corp.(b)	13,690	934,753
Deltic Timber Corp.	12,791	686,749
Kapstone Paper And Packaging Corp.(b)	45,400	752,278
Neenah Paper, Inc.	17,678	376,188
Schweitzer-Mauduit International, Inc.	20,788	1,167,246
Wausau Paper Corp.(a)	57,867	390,024

		5,584,525

Personal Products — 0.3%
Inter Parfums, Inc.	18,000	414,540
Medifast, Inc.(a)(b)	16,000	379,680
Prestige Brands Holdings, Inc.(b)	59,600	765,264

		1,559,484

Pharmaceuticals — 1.5%
Hi-Tech Pharmacal Co., Inc.(b)	12,100	350,053
Medicines Co. (The)(a)(b)	62,900	1,038,479
Par Pharmaceutical Cos., Inc.(b)	42,943	1,416,260
Questcor Pharmaceuticals, Inc.(a)(b)	73,000	1,759,300

SEE NOTES TO FINANCIAL STATEMENTS.

A129

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Pharmaceuticals (continued)
Salix Pharmaceuticals Ltd.(a)(b)	69,183	$2,755,559
ViroPharma, Inc.(a)(b)	89,937	1,663,835

		8,983,486

Professional Services — 0.9%
CDI Corp.	15,188	201,849
Dolan Co. (The)(b)	35,400	299,838
Exponent, Inc.(b)	16,640	724,006
Heidrick & Struggles International, Inc.	21,014	475,757
Insperity, Inc.	26,979	798,848
Kelly Services, Inc. (Class A Stock)(b)	33,539	553,394
Navigant Consulting, Inc.(b)	61,000	639,890
On Assignment, Inc.(b)	43,586	428,450
School Specialty, Inc.(a)(b)	18,797	270,489
SFN Group, Inc.(b)	59,805	543,627
TrueBlue, Inc.(b)	52,318	757,565

		5,693,713

Real Estate Investment Trusts — 7.8%
Acadia Realty Trust	47,805	971,876
BioMed Realty Trust, Inc.(a)	155,511	2,992,032
Cedar Shopping Centers, Inc.	56,666	291,830
Colonial Properties Trust	98,839	2,016,316
Diamondrock Hospitality Co.	198,270	2,127,437
EastGroup Properties, Inc.	31,763	1,350,245
Entertainment Properties Trust(a)	55,270	2,581,109
Extra Space Storage, Inc.	110,808	2,363,535
Franklin Street Properties Corp.(a)	83,902	1,083,175
Getty Realty Corp.(a)	30,000	756,900
Healthcare Realty Trust, Inc.(a)	86,200	1,778,306
Home Properties, Inc.(a)	46,279	2,817,466
Inland Real Estate Corp.	91,435	807,371
Kilroy Realty Corp.(a)	69,298	2,736,578
Kite Realty Group Trust	75,291	374,949
LaSalle Hotel Properties(a)	100,972	2,659,602
Lexington Realty Trust(a)	160,216	1,462,772
LTC Properties, Inc.	36,026	1,002,243
Medical Properties Trust, Inc.(a)	132,266	1,521,059
Mid-America Apartment Communities, Inc.	43,516	2,936,024
National Retail Properties, Inc.(a)	100,668	2,467,373
Parkway Properties, Inc.	26,048	444,379
Pennsylvania Real Estate Investment Trust	65,922	1,034,975
Post Properties, Inc.	59,061	2,407,326
PS Business Parks, Inc.	22,302	1,228,840
Saul Centers, Inc.	13,700	539,369
Sovran Self Storage, Inc.	32,797	1,344,677
Tanger Factory Outlet Centers(a)	96,284	2,577,523
Universal Health Realty Income Trust	15,000	599,700
Urstadt Biddle Properties, Inc. (Class A Stock)	27,650	500,741

		47,775,728

Real Estate Management & Development — 0.1%
Forestar Group, Inc.(b)	41,956	689,337

Road & Rail — 0.8%
Arkansas Best Corp.	30,195	716,527
Heartland Express, Inc.	60,148	996,051
Knight Transportation, Inc.(a)	73,188	1,243,464

COMMON STOCKS (continued)	Shares	Value (Note 2)

Road & Rail (continued)
Old Dominion Freight Line, Inc.(b)	51,033	$1,903,531

		4,859,573

Semiconductors & Semiconductor Equipment — 5.0%
Advanced Energy Industries, Inc.(b)	45,697	675,859
ATMI, Inc.(b)	37,506	766,248
Brooks Automation, Inc.(b)	78,305	850,392
Cabot Microelectronics Corp.(b)	27,911	1,297,024
Ceva, Inc.(b)	27,400	834,604
Cirrus Logic, Inc.(a)(b)	78,400	1,246,560
Cohu, Inc.	28,497	373,596
Cymer, Inc.(a)(b)	36,170	1,790,777
Diodes, Inc.(b)	43,470	1,134,567
DSP Group, Inc.(b)	27,628	240,364
Entropic Communications, Inc.(b)	81,500	724,535
Exar Corp.(b)	52,323	331,205
FEI Co.(a)(b)	45,812	1,749,560
Hittite Microwave Corp.(b)	29,706	1,839,098
Kopin Corp.(b)	75,996	357,941
Kulicke & Soffa Industries, Inc.(a)(b)	85,232	949,484
Micrel, Inc.	59,402	628,473
Microsemi Corp.(b)	102,319	2,097,540
MKS Instruments, Inc.	61,885	1,635,002
Monolithic Power Systems, Inc.(b)	40,600	626,052
Nanometrics, Inc.(b)	20,900	396,891
Pericom Semiconductor Corp.(b)	29,360	262,478
Power Integrations, Inc.(a)	34,200	1,314,306
Rudolph Technologies, Inc.(b)	37,294	399,419
Sigma Designs, Inc.(b)	32,958	251,799
Standard Microsystems Corp.(b)	27,176	733,480
Supertex, Inc.(b)	15,372	344,333
Tessera Technologies, Inc.(b)	60,577	1,038,290
TriQuint Semiconductor, Inc.(a)(b)	194,476	1,981,710
Ultratech, Inc.(b)	29,911	908,696
Veeco Instruments, Inc.(a)(b)	48,242	2,335,395
Volterra Semiconductor Corp.(b)	29,000	715,140

		30,830,818

Software — 3.7%
Blackbaud, Inc.	51,383	1,424,337
Bottomline Technologies, Inc.(b)	40,400	998,284
CommVault Systems, Inc.(b)	52,142	2,317,712
Ebix, Inc.(b)	46,757	890,721
EPIQ Systems, Inc.	37,117	527,804
Interactive Intelligence, Inc.(b)	16,679	584,599
JDA Software Group, Inc.(b)	50,089	1,547,249
Manhattan Associates, Inc.(a)(b)	25,793	888,311
Microstrategy, Inc. (Class A Stock)(a)(b)	9,850	1,602,398
Monotype Imaging Holdings, Inc.(b)	34,100	481,833
Netscout Systems, Inc.(b)	41,895	875,187
Progress Software Corp.(b)	79,347	1,914,643
Radiant Systems, Inc.(b)	40,555	847,599
Smith Micro Software, Inc.(b)	37,162	156,452
Sourcefire, Inc.(a)(b)	33,800	1,004,536
Synchronoss Technologies, Inc.(a)(b)	30,100	955,073
Take-Two Interactive Software, Inc.(a)(b)	102,612	1,567,911
Taleo Corp. (Class A Stock)(b)	48,671	1,802,287
THQ, Inc.(b)	80,582	291,707

SEE NOTES TO FINANCIAL STATEMENTS.

A130

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software (continued)
Tyler Technologies, Inc.(a)(b)	29,527	$790,733
Websense, Inc.(a)(b)	47,370	1,230,199

		22,699,575

Specialty Retail — 4.2%
Big 5 Sporting Goods Corp.	25,937	203,865
Brown Shoe Co., Inc.	52,334	557,357
Buckle, Inc. (The)(a)	31,459	1,343,299
Cabela’s, Inc.(a)(b)	48,292	1,311,128
Cato Corp. (The) (Class A Stock)	35,003	1,008,086
Childrens Place Retail Stores, Inc. (The)(a)(b)	30,665	1,364,286
Christopher & Banks Corp.	42,178	242,524
Coldwater Creek, Inc.(b)	70,300	98,420
Finish Line, Inc. (The) (Class A Stock)	63,846	1,366,304
Genesco, Inc.(a)(b)	28,122	1,465,156
Group 1 Automotive, Inc.(a)	28,464	1,172,148
Haverty Furniture Cos., Inc.	21,941	252,541
Hibbett Sports, Inc.(b)	32,396	1,318,841
Hot Topic, Inc.	52,803	392,854
Jos. A. Bank Clothiers, Inc.(a)(b)	32,731	1,636,877
Kirkland’s, Inc.(b)	18,400	221,168
Lithia Motors, Inc. (Class A Stock)	26,030	510,969
Lumber Liquidators Holdings, Inc.(a)(b)	27,722	704,139
MarineMax, Inc.(b)	27,342	239,516
Men’s Wearhouse, Inc. (The)	60,967	2,054,588
Midas, Inc.(b)	16,612	104,988
Monro Muffler Brake, Inc.	36,172	1,348,854
OfficeMax, Inc.(a)(b)	101,799	799,122
Pep Boys-Manny Moe & Jack(a)	62,326	681,223
Rue21, Inc.(a)(b)	17,900	581,750
Select Comfort Corp.(a)(b)	65,800	1,183,084
Sonic Automotive, Inc. (Class A Stock)	41,847	613,059
Stage Stores, Inc.	42,679	717,007
Stein Mart, Inc.	32,883	316,992
Vitamin Shoppe, Inc.(b)	30,500	1,395,680
Zale Corp.(a)(b)	27,062	151,547
Zumiez, Inc.(a)(b)	25,050	625,499

		25,982,871

Textiles, Apparel & Luxury Goods — 2.6%
Carter’s, Inc.(a)(b)	68,415	2,104,445
CROCS, Inc.(a)(b)	104,843	2,699,707
Iconix Brand Group, Inc.(a)(b)	86,431	2,091,630
K-Swiss, Inc. (Class A Stock)(b)	32,078	340,989
Liz Claiborne, Inc.(a)(b)	111,966	599,018
Maidenform Brands, Inc.(b)	27,821	769,529
Movado Group, Inc.	20,617	352,757
Oxford Industries, Inc.	16,416	554,204
Perry Ellis International, Inc.(b)	14,879	375,695
Quiksilver, Inc.(b)	154,093	724,237
Skechers U.S.A., Inc. (Class A Stock)(a)(b)	41,676	603,469
Steven Madden Ltd.(b)	41,600	1,560,416
True Religion Apparel, Inc.(b)	30,464	885,893
Wolverine World Wide, Inc.	58,777	2,453,940

		16,115,929

COMMON STOCKS (continued)	Shares	Value (Note 2)

Thrifts & Mortgage Finance — 0.4%
Bank Mutual Corp.	54,235	$199,042
Brookline Bancorp, Inc.	69,932	648,270
Dime Community Bancshares, Inc.	32,981	479,544
Provident Financial Services, Inc.	61,600	882,112
Trustco Bank Corp. NY(a)	106,895	523,785

		2,732,753

Tobacco
Alliance One International, Inc.(b)	102,538	331,198

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.(a)	44,728	1,592,764
Kaman Corp.	31,122	1,103,898
Lawson Products, Inc.	4,724	92,921

		2,789,583

Water Utilities — 0.1%
American States Water Co.	22,076	765,154

Wireless Telecommunication Services — 0.2%
NTELOS Holdings Corp.	35,242	719,641
USA Mobility, Inc.	26,180	399,507

		1,119,148

TOTAL COMMON STOCKS (cost $465,132,213)		597,925,348

EXCHANGE TRADED FUND — 0.5%
iShares S&P SmallCap 600 Index Fund(a) (cost $2,380,243)	41,600	3,050,112

TOTAL LONG-TERM INVESTMENTS (cost $467,512,456)		600,975,460

SHORT-TERM INVESTMENTS — 27.4%
Affiliated Money Market Mutual Fund — 27.2%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $166,773,632; includes $156,828,990 of cash collateral received for securities on loan) (Note 4)(c)(d)	166,773,632	166,773,632

	Principal Amount (000)
U.S. Government Obligation — 0.2%
U.S. Treasury Bill, 0.130%, 09/15/11(e)(f) (cost $1,299,644)	$1,300	1,299,946

TOTAL SHORT-TERM INVESTMENTS (cost $168,073,276)		168,073,578

TOTAL INVESTMENTS — 125.5% (cost $635,585,732)		769,049,038
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (25.5%)		(156,330,002)

NET ASSETS — 100.0%		$612,719,036

SEE NOTES TO FINANCIAL STATEMENTS.

A131

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $153,578,920; cash collateral of $156,828,990 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Rate quoted represents yield-to-maturity as of purchase date.

(g)	Liabilities in excess of other assets includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation
Long Position:
142	Russell 2000 Mini	Sep. 2011	$11,060,508	$11,720,680	$660,172

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$597,925,348	$—	$—
Exchange Traded Fund	3,050,112	—	—
Affiliated Money Markey Mutual Fund	166,773,632	—	—
U.S. Government Obligation	—	1,299,946	—

	767,749,092	1,299,946	—
Other Financial Instruments*
Futures contracts	660,172	—	—

Total	$768,409,264	$1,299,946	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 was as follows:

Affiliated Money Market Mutual Fund (including 25.5% of collateral received for securities on loan)	27.2%
Real Estate Investment Trusts	7.8
Commercial Banks	5.3
Healthcare Providers & Services	5.0
Semiconductors & Semiconductor Equipment	5.0
Machinery	4.2
Specialty Retail	4.2
Electronic Equipment, Instruments & Components	4.0
Software	3.7
Healthcare Equipment & Supplies	3.5
Hotels, Restaurants & Leisure	3.0
Aerospace & Defense	2.6
Chemicals	2.6
Textiles, Apparel & Luxury Goods	2.6
Commercial Services & Supplies	2.4
Energy Equipment & Services	2.4
Insurance	2.4
Food Products	2.3
Communications Equipment	2.1
IT Services	1.9
Oil, Gas & Consumable Fuels T Services	1.9
Gas Utilities	1.8
Biotechnology	1.5
Pharmaceuticals	1.5
Internet Software & Services	1.4
Electric Utilities	1.2
Electrical Equipment	1.2
Building Products	1.1
Consumer Finance	1.1
Diversified Consumer Services	1.1
Metals & Mining	1.1
Capital Markets	1.0

Food & Staples Retailing	1.0%
Paper & Forest Products	0.9
Professional Services	0.9
Construction & Engineering	0.8
Household Durables	0.8
Road & Rail	0.8
Computers & Peripherals	0.7
Media	0.7
Multi-Utilities	0.7
Healthcare Technology	0.6
Leisure Equipment & Products	0.6
Air Freight & Logistics	0.5
Construction Materials	0.5
Diversified Telecommunication Services	0.5
Exchange Traded Fund	0.5
Internet & Catalog Retail	0.5
Life Sciences Tools & Services	0.5
Trading Companies & Distributors	0.5
Diversified Financial Services	0.4
Thrifts & Mortgage Finance	0.4
Airlines	0.3
Auto Components	0.3
Distributors	0.3
Personal Products	0.3
Beverages	0.2
Household Products	0.2
Industrial Conglomerates	0.2
U.S. Government Obligation	0.2
Wireless Telecommunication Services	0.2
Containers & Packaging	0.1
Multiline Retail	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1

125.5
Liabilities in excess of other assets	(25.5)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker — variation margin	$660,172	*	—	$—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$250,776

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$477,500

For the period ended June 30, 2011, the average value at trade for futures long positions was $13,552,571.

SEE NOTES TO FINANCIAL STATEMENTS.

A133

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2011

ASSETS
Investments, at value including securities on loan of $153,578,920:
Unaffiliated investments (cost $468,812,100)	$602,275,406
Affiliated investments (cost $166,773,632)	166,773,632
Cash	10,249
Receivable for investments sold	4,507,516
Dividends and interest receivable	576,867
Due from broker—variation margin	92,300
Receivable for Series shares sold	37,071
Prepaid expenses	590

Total Assets	774,273,631

LIABILITIES
Collateral for securities on loan	156,828,990
Payable for investments purchased	4,387,776
Management fee payable	194,117
Payable for Series shares repurchased	75,393
Accrued expenses and other liabilities	67,393
Affiliated transfer agent fee payable	926

Total Liabilities	161,554,595

NET ASSETS	$612,719,036

Net assets were comprised of:
Paid-in capital	$465,079,262
Retained earnings	147,639,774

Net assets, June 30, 2011	$612,719,036

Net asset value and redemption price per share, $612,719,036 / 33,773,558 outstanding shares of beneficial interest	$18.14

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income	$2,929,258
Affiliated income from securities loaned, net	165,921
Affiliated dividend income	14,630
Interest	999

3,110,808

EXPENSES
Management fee	1,203,481
Shareholders’ reports	61,000
Custodian’s fees and expenses	55,000
Audit fee	9,000
Trustees’ fees	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Legal fees and expenses	4,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	31,661

Total expenses	1,382,142

NET INVESTMENT INCOME	1,728,666

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	20,140,520
Futures transactions	250,776

20,391,296

Net change in unrealized appreciation (depreciation) on:
Investments	19,920,886
Futures	477,500

20,398,386

NET GAIN ON INVESTMENTS	40,789,682

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,518,348

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,728,666	$4,601,481
Net realized gain on investments	20,391,296	22,819,367
Net change in unrealized appreciation (depreciation) on investments	20,398,386	93,984,659

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	42,518,348	121,405,507

DISTRIBUTIONS	(12,229,897)	(4,329,959)

SERIES SHARE TRANSACTIONS:
Series shares sold [474,076 and 1,887,105 shares, respectively]	8,513,596	29,176,634
Series shares issued in reinvestment of distributions [717,296 and 301,739 shares, respectively]	12,229,897	4,329,959
Series shares repurchased [1,572,171 and 3,616,665 shares, respectively]	(28,210,961)	(52,851,604)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(7,467,468)	(19,345,011)

TOTAL INCREASE IN NET ASSETS	22,820,983	97,730,537
NET ASSETS:
Beginning of period	589,898,053	492,167,516

End of period	$612,719,036	$589,898,053

SEE NOTES TO FINANCIAL STATEMENTS.

A134

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 2.8%
Boeing Co. (The)	138,936	$10,271,538
General Dynamics Corp.	72,300	5,387,796
Goodrich Corp.	23,300	2,225,150
Honeywell International, Inc.	149,650	8,917,644
ITT Corp.(a)	33,800	1,991,834
L-3 Communications Holdings, Inc.	20,900	1,827,705
Lockheed Martin Corp.(a)	55,698	4,509,867
Northrop Grumman Corp.	56,826	3,940,883
Precision Castparts Corp.	26,800	4,412,620
Raytheon Co.	67,718	3,375,742
Rockwell Collins, Inc.	30,600	1,887,714
Textron, Inc.	44,900	1,060,089
United Technologies Corp.	176,500	15,622,015

		65,430,597

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	31,700	2,499,228
Expeditors International of Washington, Inc.	41,600	2,129,504
FedEx Corp.	60,840	5,770,674
United Parcel Service, Inc. (Class B Stock)	190,100	13,863,993

		24,263,399

Airlines — 0.1%
Southwest Airlines Co.	139,337	1,591,229

Auto Components — 0.3%
Goodyear Tire & Rubber Co. (The)(b)	38,600	647,322
Johnson Controls, Inc.	128,700	5,361,642

		6,008,964

Automobiles — 0.5%
Ford Motor Co.(a)(b)	720,959	9,942,025
Harley-Davidson, Inc.	48,300	1,978,851

		11,920,876

Beverages — 2.5%
Brown-Forman Corp. (Class B Stock)	18,500	1,381,765
Coca-Cola Co. (The)	435,600	29,311,524
Coca-Cola Enterprises, Inc.	60,600	1,768,308
Constellation Brands, Inc. (Class A Stock)(b)	34,100	709,962
Dr Pepper Snapple Group, Inc.	44,400	1,861,692
Molson Coors Brewing Co. (Class B Stock)	31,100	1,391,414
PepsiCo, Inc.	299,839	21,117,661

		57,542,326

Biotechnology — 1.2%
Amgen, Inc.(b)	176,564	10,302,509
Biogen Idec, Inc.(b)	46,625	4,985,145
Celgene Corp.(b)	89,200	5,380,544
Cephalon, Inc.(a)(b)	14,600	1,166,540
Gilead Sciences, Inc.(b)	147,700	6,116,257

		27,950,995

Building Products
Masco Corp.(a)	54,800	659,244

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets — 2.3%
Ameriprise Financial, Inc.	48,100	$2,774,408
Bank of New York Mellon Corp. (The)	237,589	6,087,030
BlackRock, Inc. (Class A Stock)	17,800	3,414,218
Charles Schwab Corp. (The)(a)	189,300	3,113,985
E*Trade Financial Corp.(b)	43,610	601,818
Federated Investors, Inc. (Class B Stock)(a)	17,700	421,968
Franklin Resources, Inc.	26,400	3,466,056
Goldman Sachs Group, Inc. (The)	98,100	13,056,129
Invesco Ltd.	91,400	2,138,760
Janus Capital Group, Inc.	32,000	302,080
Legg Mason, Inc.	28,300	927,108
Morgan Stanley	292,810	6,737,558
Northern Trust Corp.	45,600	2,095,776
State Street Corp.	97,400	4,391,766
T. Rowe Price Group, Inc.	50,600	3,053,204

		52,581,864

Chemicals — 2.1%
Air Products & Chemicals, Inc.	40,700	3,890,106
Airgas, Inc.	13,200	924,528
CF Industries Holdings, Inc.	12,800	1,813,376
Dow Chemical Co. (The)	225,661	8,123,796
E.I. du Pont de Nemours & Co.	176,191	9,523,123
Eastman Chemical Co.	12,800	1,306,496
Ecolab, Inc.	45,200	2,548,376
FMC Corp.	12,600	1,083,852
International Flavors & Fragrances, Inc.	16,100	1,034,264
Monsanto Co.	101,696	7,377,028
PPG Industries, Inc.	31,300	2,841,727
Praxair, Inc.	58,000	6,286,620
Sherwin-Williams Co. (The)	17,400	1,459,338
Sigma-Aldrich Corp.	20,700	1,518,966

		49,731,596

Commercial Banks — 2.6%
BB&T Corp.(a)	137,100	3,679,764
Comerica, Inc.	31,550	1,090,684
Fifth Third Bancorp	167,749	2,138,800
First Horizon National Corp.	44,745	426,867
Huntington Bancshares, Inc.	148,775	975,964
KeyCorp	179,700	1,496,901
M&T Bank Corp.(a)	23,800	2,093,210
Marshall & Ilsley Corp.	105,998	844,804
PNC Financial Services Group, Inc.	104,093	6,204,984
Regions Financial Corp.	245,212	1,520,314
SunTrust Banks, Inc.	100,800	2,600,640
U.S. Bancorp	374,481	9,553,010
Wells Fargo & Co.	1,007,786	28,278,475
Zions Bancorporation(a)	30,000	720,300

		61,624,717

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	21,600	834,408
Cintas Corp.(a)	25,000	825,750
Iron Mountain, Inc.	35,500	1,210,195
Pitney Bowes, Inc.(a)	41,100	944,889

SEE NOTES TO FINANCIAL STATEMENTS.

A135

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Services & Supplies (continued)
Republic Services, Inc.	60,510	$1,866,734
RR Donnelley & Sons Co.	38,800	760,868
Stericycle, Inc.(b)	14,400	1,283,328
Waste Management, Inc.	91,430	3,407,596

		11,133,768

Communications Equipment — 2.0%
Cisco Systems, Inc.	1,059,800	16,543,478
F5 Networks, Inc.(b)	14,800	1,631,700
Harris Corp.	25,600	1,153,536
JDS Uniphase Corp.(b)	43,587	726,159
Juniper Networks, Inc.(b)	101,400	3,194,100
Motorola Mobility Holdings, Inc.(b)	53,636	1,182,138
Motorola Solutions, Inc.(b)	64,727	2,980,031
QUALCOMM, Inc.	317,300	18,019,467
Tellabs, Inc.	30,000	138,300

		45,568,909

Computers & Peripherals — 4.2%
Apple, Inc.(b)	175,100	58,775,817
Dell, Inc.(b)	326,600	5,444,422
EMC Corp.(a)(b)	391,174	10,776,844
Hewlett-Packard Co.	400,916	14,593,342
Lexmark International, Inc. (Class A Stock)(b)	15,514	453,940
NetApp, Inc.(a)(b)	66,800	3,525,704
SanDisk Corp.(b)	43,900	1,821,850
Western Digital Corp.(b)	45,900	1,669,842

		97,061,761

Construction & Engineering — 0.2%
Fluor Corp.	32,900	2,127,314
Jacobs Engineering Group, Inc.(b)	22,200	960,150
Quanta Services, Inc.(b)	33,000	666,600

		3,754,064

Construction Materials
Vulcan Materials Co.(a)	22,300	859,219

Consumer Finance — 0.8%
American Express Co.	199,500	10,314,150
Capital One Financial Corp.	88,569	4,576,360
Discover Financial Services	110,305	2,950,659
SLM Corp.	102,000	1,714,620

		19,555,789

Containers & Packaging — 0.1%
Ball Corp.	33,600	1,292,256
Bemis Co., Inc.	17,900	604,662
Owens-Illinois, Inc.(b)	30,400	784,624
Sealed Air Corp.	31,620	752,240

		3,433,782

Distributors — 0.1%
Genuine Parts Co.(a)	32,025	1,742,160

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)(b)	22,700	991,536
DeVry, Inc.	8,800	520,344
H&R Block, Inc.	63,400	1,016,936

		2,528,816

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Financial Services — 3.7%
Bank of America Corp.	1,931,832	$21,172,879
Citigroup, Inc.(b)	554,197	23,076,763
CME Group, Inc.	12,920	3,767,343
IntercontinentalExchange, Inc.(b)	14,800	1,845,708
JPMorgan Chase & Co.	760,145	31,120,336
Leucadia National Corp.(a)	37,600	1,282,160
Moody’s Corp.(a)	38,120	1,461,902
NASDAQ OMX Group, Inc. (The)(b)	28,500	721,050
NYSE Euronext	50,600	1,734,062

		86,182,203

Diversified Telecommunication Services — 2.7%
AT&T, Inc.	1,128,311	35,440,248
CenturyLink, Inc.	110,785	4,479,038
Frontier Communications Corp.	177,916	1,435,782
Verizon Communications, Inc.	541,738	20,168,906
Windstream Corp.	90,665	1,175,018

		62,698,992

Electric Utilities — 1.8%
American Electric Power Co., Inc.	93,140	3,509,515
Duke Energy Corp.(a)	253,982	4,782,481
Edison International	61,100	2,367,625
Entergy Corp.	35,000	2,389,800
Exelon Corp.	125,250	5,365,710
FirstEnergy Corp.	79,480	3,509,042
NextEra Energy, Inc.	81,000	4,654,260
Northeast Utilities	35,700	1,255,569
Pepco Holdings, Inc.	38,200	749,866
Pinnacle West Capital Corp.	20,900	931,722
PPL Corp.	102,700	2,858,141
Progress Energy, Inc.	57,114	2,742,043
Southern Co.	161,300	6,513,294

		41,629,068

Electrical Equipment — 0.5%
Emerson Electric Co.	147,400	8,291,250
Rockwell Automation, Inc.	28,100	2,437,956
Roper Industries, Inc.	18,900	1,574,370

		12,303,576

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	35,000	1,889,650
Corning, Inc.	305,000	5,535,750
FLIR Systems, Inc.	24,900	839,379
Jabil Circuit, Inc.	40,100	810,020
Molex, Inc.	26,600	685,482

		9,760,281

Energy Equipment & Services — 2.3%
Baker Hughes, Inc.	80,248	5,822,795
Cameron International Corp.(a)(b)	45,300	2,278,137
Diamond Offshore Drilling, Inc.(a)	12,500	880,125
FMC Technologies, Inc.(a)(b)	45,600	2,042,424
Halliburton Co.	175,600	8,955,600
Helmerich & Payne, Inc.	21,100	1,395,132
Nabors Industries Ltd.(b)	56,600	1,394,624
National Oilwell Varco, Inc.	81,400	6,366,294
Noble Corp.	45,300	1,785,273
Rowan Cos., Inc.(b)	22,500	873,225

SEE NOTES TO FINANCIAL STATEMENTS.

A136

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services (continued)
Schlumberger Ltd.	256,522	$22,163,501

		53,957,130

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	83,832	6,810,512
CVS Caremark Corp.	261,438	9,824,840
Kroger Co. (The)	118,900	2,948,720
Safeway, Inc.	66,800	1,561,116
SUPERVALU, Inc.(a)	23,408	220,269
Sysco Corp.	112,600	3,510,868
Walgreen Co.	176,700	7,502,682
Wal-Mart Stores, Inc.	367,700	19,539,578
Whole Foods Market, Inc.	29,000	1,840,050

		53,758,635

Food Products — 1.7%
Archer-Daniels-Midland Co.	126,438	3,812,106
Campbell Soup Co.(a)	34,900	1,205,795
ConAgra Foods, Inc.	72,300	1,866,063
Dean Foods Co.(b)	20,000	245,400
General Mills, Inc.	120,100	4,470,122
H.J. Heinz Co.	61,350	3,268,728
Hershey Co. (The)	28,900	1,642,965
Hormel Foods Corp.	27,600	822,756
J.M. Smucker Co. (The)	22,400	1,712,256
Kellogg Co.	47,500	2,627,700
Kraft Foods, Inc. (Class A Stock)	333,611	11,753,115
McCormick & Co., Inc.	24,800	1,229,336
Mead Johnson Nutrition Co.	38,493	2,600,202
Sara Lee Corp.	113,900	2,162,961
Tyson Foods, Inc. (Class A Stock)	59,800	1,161,316

		40,580,821

Gas Utilities — 0.1%
Nicor, Inc.	7,800	426,972
ONEOK, Inc.	17,420	1,289,254

		1,716,226

Healthcare Equipment & Supplies — 1.9%
Baxter International, Inc.	108,100	6,452,489
Becton, Dickinson & Co.	41,700	3,593,289
Boston Scientific Corp.(b)	300,299	2,075,066
C.R. Bard, Inc.	16,700	1,834,662
CareFusion Corp.(b)	39,537	1,074,221
Covidien PLC	93,700	4,987,651
DENTSPLY International, Inc.	26,100	993,888
Edwards Lifesciences Corp.(b)	20,700	1,804,626
Intuitive Surgical, Inc.(a)(b)	7,700	2,865,247
Medtronic, Inc.	203,300	7,833,149
St. Jude Medical, Inc.	62,700	2,989,536
Stryker Corp.	63,700	3,738,553
Varian Medical Systems, Inc.(a)(b)	23,300	1,631,466
Zimmer Holdings, Inc.(b)	35,386	2,236,395

		44,110,238

Healthcare Providers & Services — 2.2%
Aetna, Inc.(b)	75,648	3,335,320
AmerisourceBergen Corp.(a)	51,900	2,148,660
Cardinal Health, Inc.	66,875	3,037,463
CIGNA Corp.	53,500	2,751,505

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Providers & Services (continued)
Coventry Health Care, Inc.(b)	30,950	$1,128,746
DaVita, Inc.(b)	18,400	1,593,624
Express Scripts, Inc.(a)(b)	101,600	5,484,368
Humana, Inc.	32,800	2,641,712
Laboratory Corp. of America Holdings(a)(b)	19,400	1,877,726
McKesson Corp.	48,107	4,024,151
Medco Health Solutions, Inc.(b)	78,092	4,413,760
Patterson Cos., Inc.	15,900	522,951
Quest Diagnostics, Inc.	28,100	1,660,710
Tenet Healthcare Corp.(b)	80,000	499,200
UnitedHealth Group, Inc.	209,600	10,811,168
WellPoint, Inc.	72,400	5,702,948

		51,634,012

Healthcare Technology — 0.1%
Cerner Corp.(a)(b)	24,600	1,503,306

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	82,900	3,119,527
Chipotle Mexican Grill, Inc.(a)(b)	5,500	1,695,045
Darden Restaurants, Inc.	27,550	1,370,888
International Game Technology	49,100	863,178
Marriott International, Inc. (Class A Stock)	49,403	1,753,312
McDonald’s Corp.	199,000	16,779,680
Starbucks Corp.	142,300	5,619,427
Starwood Hotels & Resorts Worldwide, Inc.	33,800	1,894,152
Wyndham Worldwide Corp.	32,563	1,095,745
Wynn Resorts Ltd.	13,100	1,880,374
Yum! Brands, Inc.	85,900	4,745,116

		40,816,444

Household Durables — 0.3%
D.R. Horton, Inc.	49,200	566,784
Fortune Brands, Inc.	26,900	1,715,413
Harman International Industries, Inc.	14,100	642,537
Leggett & Platt, Inc.	28,200	687,516
Lennar Corp. (Class A Stock)	25,700	466,455
Newell Rubbermaid, Inc.	60,049	947,573
Pulte Group, Inc.(b)	48,385	370,629
Whirlpool Corp.(a)	14,607	1,187,842

		6,584,749

Household Products — 2.1%
Clorox Co.	24,400	1,645,536
Colgate-Palmolive Co.	94,300	8,242,763
Kimberly-Clark Corp.(a)	76,288	5,077,729
Procter & Gamble Co. (The)	532,681	33,862,531

		48,828,559

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(b)	133,100	1,695,694
Constellation Energy Group, Inc.	38,950	1,478,542
NRG Energy, Inc.(a)(b)	49,800	1,224,084

		4,398,320

Industrial Conglomerates — 2.6%
3M Co.	135,900	12,890,115
Danaher Corp.	104,000	5,510,960

SEE NOTES TO FINANCIAL STATEMENTS.

A137

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Industrial Conglomerates (continued)
General Electric Co.	2,025,800	$38,206,588
Tyco International Ltd.	89,700	4,433,871

		61,041,534

Insurance — 3.5%
ACE Ltd.	64,300	4,232,226
Aflac, Inc.	94,100	4,392,588
Allstate Corp. (The)	103,288	3,153,383
American International Group, Inc.(a)(b)	76,629	2,246,762
Aon Corp.	62,425	3,202,403
Assurant, Inc.	24,500	888,615
Berkshire Hathaway, Inc. (Class B Stock)(b)	330,100	25,546,439
Chubb Corp. (The)	58,700	3,675,207
Cincinnati Financial Corp.	32,528	949,167
Genworth Financial, Inc. (Class A Stock)(b)	103,200	1,060,896
Hartford Financial Services Group, Inc. (The)	86,300	2,275,731
Lincoln National Corp.	62,963	1,793,816
Loews Corp.	62,026	2,610,674
Marsh & McLennan Cos., Inc.	110,700	3,452,733
MetLife, Inc.	201,100	8,822,257
Principal Financial Group, Inc.(a)	65,500	1,992,510
Progressive Corp. (The)	131,800	2,817,884
Torchmark Corp.	15,700	1,006,998
Travelers Cos., Inc. (The)	82,598	4,822,071
Unum Group	67,956	1,731,519
XL Group PLC (Class A Stock)	59,500	1,307,810

		81,981,689

Internet & Catalog Retail — 0.9%
Amazon.com, Inc.(b)	67,300	13,762,177
Expedia, Inc.(a)	39,800	1,153,802
NetFlix, Inc.(a)(b)	7,500	1,970,175
priceline.com, Inc.(b)	9,200	4,709,756

		21,595,910

Internet Software & Services — 1.6%
Akamai Technologies, Inc.(a)(b)	33,500	1,054,245
eBay, Inc.(b)	219,500	7,083,265
Google, Inc. (Class A Stock)(b)	47,700	24,154,326
Monster Worldwide, Inc.(a)(b)	21,200	310,792
VeriSign, Inc.	35,300	1,181,138
Yahoo!, Inc.(b)	252,200	3,793,088

		37,576,854

IT Services — 3.2%
Automatic Data Processing, Inc.	93,700	4,936,116
Cognizant Technology Solutions Corp. (Class A Stock)(b)	57,900	4,246,386
Computer Sciences Corp.	31,900	1,210,924
Fidelity National Information Services, Inc.	48,900	1,505,631
Fiserv, Inc.(b)	27,900	1,747,377
International Business Machines Corp.	230,500	39,542,275
Mastercard, Inc. (Class A Stock)	18,100	5,454,254
Paychex, Inc.	63,250	1,943,040

COMMON STOCKS (continued)	Shares	Value (Note 2)

IT Services (continued)
SAIC, Inc.(b)	58,700	$987,334
Teradata Corp.(b)	31,900	1,920,380
Total System Services, Inc.	29,993	557,270
Visa, Inc. (Class A Stock)	93,600	7,886,736
Western Union Co. (The)	122,704	2,457,761

		74,395,484

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	27,150	1,192,699
Mattel, Inc.	70,281	1,932,025

		3,124,724

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.(b)	65,682	3,357,007
Life Technologies Corp.(a)(b)	35,430	1,844,840
PerkinElmer, Inc.	23,200	624,312
Thermo Fisher Scientific, Inc.(b)	76,000	4,893,640
Waters Corp.(b)	17,700	1,694,598

		12,414,397

Machinery — 2.2%
Caterpillar, Inc.	122,900	13,083,934
Cummins, Inc.	38,900	4,025,761
Deere & Co.	81,400	6,711,430
Dover Corp.	36,000	2,440,800
Eaton Corp.	65,700	3,380,265
Flowserve Corp.	9,400	1,032,966
Illinois Tool Works, Inc.	96,100	5,428,689
Ingersoll-Rand PLC(a)	62,900	2,856,289
Joy Global, Inc.	18,300	1,742,892
PACCAR, Inc.	70,228	3,587,949
Pall Corp.	23,200	1,304,536
Parker Hannifin Corp.	32,487	2,915,383
Snap-On, Inc.	12,700	793,496
Stanley Black & Decker, Inc.	31,535	2,272,097

		51,576,487

Media — 3.3%
Cablevision Systems Corp. (Class A Stock)	39,600	1,433,916
CBS Corp. (Class B Stock)	129,068	3,677,147
Comcast Corp. (Class A Stock)	527,446	13,365,482
DIRECTV (Class A Stock)(a)(b)	147,600	7,501,032
Discovery Communications, Inc. (Class A Stock)(b)	52,700	2,158,592
Gannett Co., Inc.	50,200	718,864
Interpublic Group of Cos., Inc. (The)	87,162	1,089,525
McGraw-Hill Cos., Inc. (The)	58,800	2,464,308
News Corp. (Class A Stock)	445,500	7,885,350
Omnicom Group, Inc.	53,100	2,557,296
Scripps Networks Interactive, Inc. (Class A Stock)	15,600	762,528
Time Warner Cable, Inc.	64,226	5,012,197
Time Warner, Inc.(a)	203,740	7,410,024
Viacom, Inc. (Class B Stock)	112,268	5,725,668
Walt Disney Co. (The)	361,101	14,097,383
Washington Post Co. (The) (Class B Stock)(a)	1,100	460,845

		76,320,157

SEE NOTES TO FINANCIAL STATEMENTS.

A138

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Metals & Mining — 1.1%
AK Steel Holding Corp.	8,000	$126,080
Alcoa, Inc.	204,576	3,244,575
Allegheny Technologies, Inc.(a)	17,140	1,087,876
Cliffs Natural Resources, Inc.	27,000	2,496,150
Freeport-McMoRan Copper & Gold, Inc.	184,412	9,755,395
Newmont Mining Corp.	96,003	5,181,282
Nucor Corp.	61,400	2,530,908
Titanium Metals Corp.	8,000	146,560
United States Steel Corp.(a)	22,240	1,023,929

		25,592,755

Multiline Retail — 0.7%
Big Lots, Inc.(b)	15,900	527,085
Family Dollar Stores, Inc.	25,200	1,324,512
J.C. Penney Co., Inc.	40,500	1,398,870
Kohl’s Corp.	57,700	2,885,577
Macy’s, Inc.	82,920	2,424,581
Nordstrom, Inc.	30,100	1,412,894
Sears Holdings Corp.(a)(b)	6,712	479,505
Target Corp.	134,768	6,321,967

		16,774,991

Multi-Utilities — 1.2%
Ameren Corp.	48,500	1,398,740
CenterPoint Energy, Inc.	72,810	1,408,873
CMS Energy Corp.	43,900	864,391
Consolidated Edison, Inc.(a)	53,400	2,843,016
Dominion Resources, Inc.	106,684	5,149,637
DTE Energy Co.	32,000	1,600,640
Integrys Energy Group, Inc.	14,150	733,536
NiSource, Inc.(a)	54,100	1,095,525
PG&E Corp.	73,500	3,089,205
Public Service Enterprise Group, Inc.	97,800	3,192,192
SCANA Corp.	22,200	874,014
Sempra Energy	45,654	2,414,184
TECO Energy, Inc.	43,400	819,826
Wisconsin Energy Corp.	45,200	1,417,020
Xcel Energy, Inc.	90,095	2,189,308

		29,090,107

Office Electronics — 0.1%
Xerox Corp.	275,011	2,862,864

Oil, Gas & Consumable Fuels — 10.1%
Alpha Natural Resources, Inc.(b)	42,005	1,908,707
Anadarko Petroleum Corp.	93,526	7,179,056
Apache Corp.	73,150	9,025,979
Cabot Oil & Gas Corp.	21,500	1,425,665
Chesapeake Energy Corp.	128,000	3,800,320
Chevron Corp.	383,092	39,397,181
ConocoPhillips	271,979	20,450,101
Consol Energy, Inc.	40,300	1,953,744
Denbury Resources, Inc.(b)	73,300	1,466,000
Devon Energy Corp.	82,500	6,501,825
El Paso Corp.	137,911	2,785,802
EOG Resources, Inc.	50,400	5,269,320
EQT Corp.	26,400	1,386,528
Exxon Mobil Corp.	937,354	76,281,869
Hess Corp.	57,000	4,261,320

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	136,894	$7,211,576
Murphy Oil Corp.	38,600	2,534,476
Newfield Exploration Co.(b)	23,700	1,612,074
Noble Energy, Inc.	34,600	3,101,198
Occidental Petroleum Corp.	155,200	16,147,008
Peabody Energy Corp.	51,400	3,027,974
Pioneer Natural Resources Co.	21,200	1,898,884
QEP Resources, Inc.	33,200	1,388,756
Range Resources Corp.	30,500	1,692,750
Southwestern Energy Co.(b)	67,300	2,885,824
Spectra Energy Corp.	126,842	3,476,739
Sunoco, Inc.(a)	22,500	938,475
Tesoro Corp.(b)	31,500	721,665
Valero Energy Corp.	112,600	2,879,182
Williams Cos., Inc. (The)	114,400	3,460,600

		236,070,598

Paper & Forest Products — 0.2%
International Paper Co.	85,267	2,542,662
MeadWestvaco Corp.	33,989	1,132,174

		3,674,836

Personal Products — 0.2%
Avon Products, Inc.	78,700	2,203,600
Estee Lauder Cos., Inc. (The) (Class A Stock)	21,100	2,219,509

		4,423,109

Pharmaceuticals — 5.6%
Abbott Laboratories	295,900	15,570,258
Allergan, Inc.	57,200	4,761,900
Bristol-Myers Squibb Co.	325,040	9,413,158
Eli Lilly & Co.	194,400	7,295,832
Forest Laboratories, Inc.(b)	55,200	2,171,568
Hospira, Inc.(b)	28,920	1,638,607
Johnson & Johnson	519,771	34,575,167
Merck & Co., Inc.	586,704	20,704,778
Mylan, Inc.(b)	76,300	1,882,321
Pfizer, Inc.	1,511,473	31,136,344
Watson Pharmaceuticals, Inc.(a)(b)	23,300	1,601,409

		130,751,342

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)	8,800	664,752
Equifax, Inc.	22,800	791,616
Robert Half International, Inc.	27,700	748,731

		2,205,099

Real Estate Investment Trusts — 1.6%
Apartment Investment & Management Co. (Class A Stock)	28,974	739,706
AvalonBay Communities, Inc.	15,718	2,018,191
Boston Properties, Inc.	28,100	2,983,096
Equity Residential	56,500	3,390,000
HCP, Inc.	74,200	2,722,398
Health Care REIT, Inc.(a)	30,500	1,599,115
Host Hotels & Resorts, Inc.	123,726	2,097,156
Kimco Realty Corp.	76,400	1,424,096
Plum Creek Timber Co., Inc.(a)	28,400	1,151,336
ProLogis, Inc.	81,228	2,911,212

SEE NOTES TO FINANCIAL STATEMENTS.

A139

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Public Storage	27,600	$3,146,676
Simon Property Group, Inc.	57,501	6,683,341
Ventas, Inc.(a)	28,900	1,523,319
Vornado Realty Trust	32,657	3,042,979
Weyerhaeuser Co.(a)	99,310	2,170,917

		37,603,538

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc. (Class A Stock)(b)	51,100	1,283,121

Road & Rail — 0.9%
CSX Corp.	217,272	5,696,872
Norfolk Southern Corp.	68,800	5,155,184
Ryder System, Inc.	10,700	608,295
Union Pacific Corp.	93,800	9,792,720

		21,253,071

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.(a)(b)	102,600	717,174
Altera Corp.	57,500	2,665,125
Analog Devices, Inc.	60,200	2,356,228
Applied Materials, Inc.	262,800	3,419,028
Broadcom Corp. (Class A Stock)	86,650	2,914,906
First Solar, Inc.(a)(b)	9,300	1,230,111
Intel Corp.	1,016,900	22,534,504
KLA-Tencor Corp.	32,000	1,295,360
Linear Technology Corp.	46,000	1,518,920
LSI Corp.(b)	118,000	840,160
MEMC Electronic Materials, Inc.(b)	35,500	302,815
Microchip Technology, Inc.(a)	32,100	1,216,911
Micron Technology, Inc.(b)	164,300	1,228,964
National Semiconductor Corp.	44,500	1,095,145
Novellus Systems, Inc.(a)(b)	17,000	614,380
NVIDIA Corp.(b)	108,250	1,724,964
Teradyne, Inc.(a)(b)	34,200	506,160
Texas Instruments, Inc.	225,100	7,390,033
Xilinx, Inc.	45,400	1,655,738

		55,226,626

Software — 3.6%
Adobe Systems, Inc.(b)	94,600	2,975,170
Autodesk, Inc.(b)	45,400	1,752,440
BMC Software, Inc.(b)	32,700	1,788,690
CA, Inc.	74,773	1,707,815
Citrix Systems, Inc.(b)	35,400	2,832,000
Compuware Corp.(b)	39,500	385,520
Electronic Arts, Inc.(b)	58,900	1,390,040
Intuit, Inc.(b)	52,800	2,738,208
Microsoft Corp.	1,411,200	36,691,200
Oracle Corp.	745,320	24,528,481
Red Hat, Inc.(b)	35,600	1,634,040
Salesforce.com, Inc.(a)(b)	21,700	3,232,866
Symantec Corp.(b)	150,111	2,960,189

		84,616,659

Specialty Retail — 1.8%
Abercrombie & Fitch Co. (Class A Stock)	15,700	1,050,644
AutoNation, Inc.(a)(b)	9,689	354,715
AutoZone, Inc.(b)	5,200	1,533,220

COMMON STOCKS (continued)	Shares	Value (Note 2)

Specialty Retail (continued)
Bed Bath & Beyond, Inc.(b)	50,900	$2,971,033
Best Buy Co., Inc.	64,525	2,026,730
CarMax, Inc.(a)(b)	40,000	1,322,800
GameStop Corp. (Class A Stock)(a)(b)	30,600	816,102
Gap, Inc. (The)(a)	83,887	1,518,355
Home Depot, Inc. (The)	307,519	11,138,338
Limited Brands, Inc.	51,896	1,995,401
Lowe’s Cos., Inc.	255,300	5,951,043
O’Reilly Automotive, Inc.(a)(b)	25,200	1,650,852
Ross Stores, Inc.	23,500	1,882,820
Staples, Inc.	142,100	2,245,180
Tiffany & Co.	21,500	1,688,180
TJX Cos., Inc.	76,000	3,992,280
Urban Outfitters, Inc.(a)(b)	23,300	655,895

		42,793,588

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	58,600	3,746,298
NIKE, Inc. (Class B Stock)	73,700	6,631,526
Polo Ralph Lauren Corp.	12,400	1,644,364
VF Corp.(a)	17,036	1,849,428

		13,871,616

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	107,200	877,968
People’s United Financial, Inc.	64,900	872,256

		1,750,224

Tobacco — 1.7%
Altria Group, Inc.	397,500	10,497,975
Lorillard, Inc.	27,731	3,019,074
Philip Morris International, Inc.	339,200	22,648,384
Reynolds American, Inc.	66,500	2,463,825

		38,629,258

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	53,600	1,929,064
W.W. Grainger, Inc.	11,800	1,813,070

		3,742,134

Wireless Telecommunication Services — 0.3%
American Tower Corp. (Class A Stock)(b)	75,700	3,961,381
MetroPCS Communications, Inc.(b)	39,500	679,795
Sprint Nextel Corp.(b)	579,622	3,124,163

		7,765,339

TOTAL LONG-TERM INVESTMENTS (cost $1,233,973,923)		2,285,414,746

SHORT-TERM INVESTMENTS — 6.1%
Affiliated Money Market Mutual Fund — 5.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $137,800,509; includes $98,915,093 of cash collateral received for securities on loan) (Note 4)(c)(d)	137,800,509	137,800,509

SEE NOTES TO FINANCIAL STATEMENTS.

A140

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Principal Amount (000)	Value (Note 2)
U.S. Government Obligation — 0.2%
U.S. Treasury Bill, 0.130%, 09/15/2011 (cost $3,998,903)(e)(f)	$4,000	$3,999,832

TOTAL SHORT-TERM INVESTMENTS (cost $141,800,509)		141,800,341

Value (Note 2)
TOTAL INVESTMENTS — 104.1% (cost $1,375,773,335)	$2,427,215,087
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (4.1)%	(96,125,593)

NET ASSETS — 100.0%	$2,331,089,494

The following abbreviations are used in portfolio descriptions:

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $97,545,401; cash collateral of $98,915,093 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(b)	Non-income producing security.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(e)	Rate quoted represents yield-to-maturity as of purchase date.

(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(g)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation
Long Position:
141	S&P 500 Index	Sep. 2011	$44,760,296	$46,371,375	$1,611,079

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,285,414,746	$—	$—
U.S. Government Obligation	—	3,999,832	—
Affiliated Money Market Mutual Fund	137,800,509	—	—

	2,423,215,255	3,999,832	—
Other Financial Instruments*
Futures	1,611,079	—	—

Total	$2,424,826,334	$3,999,832	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A141

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 was as follows:

Oil, Gas & Consumable Fuels	10.1%
Affiliated Money Market Mutual Fund (including 4.2% of collateral received for securities on loan)	5.9
Pharmaceuticals	5.6
Computers & Peripherals	4.2
Diversified Financial Services	3.7
Software	3.6
Insurance	3.5
Media	3.3
IT Services	3.2
Aerospace & Defense	2.8
Diversified Telecommunication Services	2.7
Commercial Banks	2.6
Industrial Conglomerates	2.6
Beverages	2.5
Semiconductors & Semiconductor Equipment	2.4
Capital Markets	2.3
Energy Equipment & Services	2.3
Food & Staples Retailing	2.3
Healthcare Providers & Services	2.2
Machinery	2.2
Chemicals	2.1
Household Products	2.1
Communications Equipment	2.0
Healthcare Equipment & Supplies	1.9
Electric Utilities	1.8
Hotels, Restaurants & Leisure	1.8
Specialty Retail	1.8
Food Products	1.7
Tobacco	1.7
Internet Software & Services	1.6
Real Estate Investment Trusts	1.6
Biotechnology	1.2

Multi-Utilities	1.2%
Metals & Mining	1.1
Air Freight & Logistics	1.0
Internet & Catalog Retail	0.9
Road & Rail	0.9
Consumer Finance	0.8
Multiline Retail	0.7
Textiles, Apparel & Luxury Goods	0.6
Automobiles	0.5
Commercial Services & Supplies	0.5
Electrical Equipment	0.5
Life Sciences Tools & Services	0.5
Electronic Equipment, Instruments & Components	0.4
Auto Components	0.3
Household Durables	0.3
Wireless Telecommunication Services	0.3
Construction & Engineering	0.2
Independent Power Producers & Energy Traders	0.2
Paper & Forest Products	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
U.S. Government Obligation	0.2
Airlines	0.1
Containers & Packaging	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Healthcare Technology	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Professional Services	0.1
Real Estate Management & Development	0.1
Thrifts & Mortgage Finance	0.1

104.1
Liabilities in excess of other assets	(4.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker — variation margin	$1,611,079	*	—	$—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Warrants	Total
Equity contracts	$1,579,414	$(18,588)	$1,560,826

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$1,019,830

For the six months ended June 30, 2011, the average value at trade date for futures long position was $45,117,523

SEE NOTES TO FINANCIAL STATEMENTS.

A142

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2011

ASSETS
Investments, at value including securities on loan of $97,545,401:
Unaffiliated investments (cost $1,237,972,826)	$2,289,414,578
Affiliated investments (cost $137,800,509)	137,800,509
Receivable for investments sold	3,034,846
Dividends and interest receivable	2,954,818
Due from broker—variation margin	394,800
Receivable for Series shares sold	16,492
Prepaid expenses	2,338

Total Assets	2,433,618,381

LIABILITIES
Collateral for securities on loan	98,915,093
Payable for Series shares repurchased	1,945,297
Payable for investments purchased	959,863
Management fee payable	560,232
Accrued expenses and other liabilities	125,974
Payable to custodian	21,502
Affiliated transfer agent fee payable	926

Total Liabilities	102,528,887

NET ASSETS	$2,331,089,494

Net assets were comprised of:
Paid-in capital	$1,316,159,409
Retained earnings	1,014,930,085

Net assets, June 30, 2011	$2,331,089,494

Net asset value and redemption price per share, $2,331,089,494 / 71,312,977 outstanding shares of beneficial interest	$32.69

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $1,261)	$22,623,860
Affiliated income from securities loaned, net	152,507
Affiliated dividend income	43,249
Interest	3,458

22,822,368

EXPENSES
Management fee	4,068,407
Shareholders’ reports	153,000
Custodian’s fees and expenses	112,000
Trustees’ fees	14,000
Insurance expenses	14,000
Audit fee	9,000
Legal fees and expenses	6,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Commitment fee on syndicated credit agreement	5,000
Miscellaneous	7,177

Total expenses	4,394,584
Less: Management fee waiver (Note 3)	(581,201)

Net expenses	3,814,089

NET INVESTMENT INCOME	19,008,985

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	15,412,230
Futures transactions	1,579,414

16,991,644

Net change in unrealized appreciation (depreciation) on:
Investments	96,540,781
Futures	1,019,830

97,560,611

NET GAIN ON INVESTMENTS	114,552,255

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$133,561,240

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$19,008,985	$36,017,691
Net realized gain on investments	16,991,644	26,323,776
Net change in unrealized appreciation (depreciation) on investments	97,560,611	229,703,996

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	133,561,240	292,045,463

DISTRIBUTIONS	(36,002,280)	(37,719,877)

SERIES SHARE TRANSACTIONS:
Series shares sold [666,046 and 2,969,405 shares, respectively]	21,795,899	85,912,285
Series shares issued in reinvestment of distributions [1,145,475 and 1,398,068 shares, respectively]	36,002,280	37,719,877
Series shares repurchased [3,101,893 and 6,996,110 shares, respectively]	(101,818,939)	(198,465,748)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(44,020,760)	(74,833,586)

TOTAL INCREASE IN NET ASSETS	53,528,200	179,492,000
NET ASSETS:
Beginning of period	2,277,551,294	2,098,059,294

End of period	$2,331,089,494	$2,277,551,294

SEE NOTES TO FINANCIAL STATEMENTS.

A143

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 2.9%
Northrop Grumman Corp.(a)	235,666	$16,343,437
Raytheon Co.	376,068	18,746,990
United Technologies Corp.	84,002	7,435,017

		42,525,444

Airlines — 1.1%
United Continental Holdings, Inc.(a)(b)	698,609	15,809,522

Auto Components — 2.2%
Lear Corp.(a)	605,742	32,395,082

Automobiles — 1.4%
General Motors Co.(b)	650,565	19,751,153

Capital Markets — 5.2%
Bank of New York Mellon Corp. (The)	860,246	22,039,503
Goldman Sachs Group, Inc. (The)	175,667	23,379,521
Morgan Stanley	760,312	17,494,779
TD Ameritrade Holding Corp.(a)	677,287	13,213,869

		76,127,672

Chemicals — 1.2%
Mosaic Co. (The)	261,377	17,703,064

Commercial Banks — 3.6%
PNC Financial Services Group, Inc.	337,179	20,099,240
Wells Fargo & Co.	1,174,913	32,968,059

		53,067,299

Commercial Services & Supplies — 1.8%
Waste Management, Inc.	692,371	25,804,667

Communications Equipment — 1.1%
Motorola Mobility Holdings, Inc.(b)	707,029	15,582,919

Computers & Peripherals — 1.6%
Dell, Inc.(b)	1,395,874	23,269,220

Consumer Finance — 3.1%
American Express Co.	455,384	23,543,353
SLM Corp.	1,305,003	21,937,100

		45,480,453

Diversified Financial Services — 4.8%
Citigroup, Inc.	514,885	21,439,812
JPMorgan Chase & Co.	796,696	32,616,734
Moody’s Corp.(a)	407,706	15,635,525

		69,692,071

Electronic Equipment & Instruments — 2.3%
Flextronics International Ltd.(b)	5,208,466	33,438,352

Food & Staples Retailing — 2.9%
CVS Caremark Corp.	651,263	24,474,464
Wal-Mart Stores, Inc.	320,866	17,050,819

		41,525,283

Food Products — 5.0%
Bunge Ltd.	379,927	26,195,967
Kraft Foods, Inc. (Class A Stock)	369,299	13,010,404
Smithfield Foods, Inc.(b)	934,204	20,431,041
Tyson Foods, Inc. (Class A Stock)	715,792	13,900,681

		73,538,093

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Providers & Services — 1.5%
WellPoint, Inc.	275,461	$21,698,063

Hotels, Restaurants & Leisure — 1.6%
International Game Technology	1,294,373	22,755,077

Independent Power Producers & Energy Traders — 1.6%
Calpine Corp.(a)(b)	1,472,939	23,758,506

Insurance — 4.9%
Arch Capital Group, Ltd.(b)	429,397	13,706,352
Axis Capital Holdings Ltd.	437,338	13,539,985
Berkshire Hathaway, Inc. (Class B Stock)(b)	113,692	8,798,624
MetLife, Inc.	466,962	20,485,623
Travelers Cos., Inc. (The)	257,751	15,047,503

		71,578,087

Internet Software & Services — 2.8%
Google, Inc. (Class A Stock)(b)	28,080	14,219,151
IAC/InterActiveCorp(a)(b)	714,167	27,259,754

		41,478,905

Machinery — 1.6%
Ingersoll-Rand PLC(a)	499,670	22,690,015

Media — 9.8%
Comcast Corp. (Class A Stock)	1,669,706	42,310,350
Liberty Global, Inc., Ser. C(b)	1,028,388	43,912,168
Time Warner Cable, Inc.	284,037	22,166,247
Viacom, Inc. (Class B Stock)	665,001	33,915,051

		142,303,816

Metals & Mining — 2.5%
Goldcorp, Inc.	292,856	14,136,159
Newmont Mining Corp.	408,007	22,020,138

		36,156,297

Multi-Utilities — 1.5%
National Grid PLC (United Kingdom), ADR	449,073	22,197,678

Oil, Gas & Consumable Fuels — 14.3%
Anadarko Petroleum Corp.	305,485	23,449,029
Apache Corp.	115,950	14,307,071
Hess Corp.	269,851	20,174,061
Marathon Oil Corp.	413,327	21,774,066
Murphy Oil Corp.	279,427	18,347,177
Noble Energy, Inc.	281,351	25,217,490
Occidental Petroleum Corp.	287,432	29,904,425
Southwestern Energy Co.(b)	371,888	15,946,558
Suncor Energy, Inc.	366,224	14,319,358
Williams Cos., Inc. (The)	826,645	25,006,011

		208,445,246

Pharmaceuticals — 5.9%
Mylan, Inc.(a)(b)	1,485,734	36,653,058
Pfizer, Inc.	969,586	19,973,472
Sanofi-Aventis SA (France), ADR(a)	380,197	15,272,513
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	286,903	13,834,463

		85,733,506

SEE NOTES TO FINANCIAL STATEMENTS.

A144

VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Road & Rail — 1.3%
CSX Corp.	702,252	$18,413,047

Semiconductors & Semiconductor Equipment — 1.1%
Marvell Technology Group Ltd.(b)	1,124,765	16,607,155

Software — 4.2%
CA, Inc.	1,702,075	38,875,393
Symantec Corp.(b)	1,132,467	22,332,249

		61,207,642

Specialty Retail — 1.4%
Staples, Inc.	1,261,893	19,937,909

Wireless Telecommunication Services — 3.1%
MetroPCS Communications, Inc.(b)	1,579,771	27,187,859
NII Holdings, Inc.(b)	434,534	18,415,551

		45,603,410

TOTAL LONG-TERM INVESTMENTS (cost $1,156,883,055)		1,446,274,653

SHORT-TERM INVESTMENT — 7.6%
Affiliated Money Market Mutual Fund — 7.6%
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $111,511,346; includes $98,860,322 of cash collateral received for securities on loan) (Note 4)(c)(d)	111,511,346	111,511,346

TOTAL INVESTMENTS — 106.9% (cost $1,268,394,401)		1,557,785,999
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(100,939,894)

NET ASSETS — 100.0%		$1,456,846,105

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $97,778,641; cash collateral of $98,860,322 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(b)	Non-income producing security.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted	prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2—other	significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—significant	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,446,274,653	$—	$—
Affiliated Money Market Mutual Fund	111,511,346	—	—

Total	$1,557,785,999	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 was as follows:

Oil, Gas & Consumable Fuels	14.3%
Media	9.8
Affiliated Money Market Mutual Fund (including 6.7% of collateral received for securities on loan)	7.6
Pharmaceuticals	5.9
Capital Markets	5.2
Food Products	5.0
Insurance	4.9
Diversified Financial Services	4.8
Software	4.2
Commercial Banks	3.6
Consumer Finance	3.1
Wireless Telecommunication Services	3.1
Aerospace & Defense	2.9
Food & Staples Retailing	2.9
Internet Software & Services	2.8
Metals & Mining	2.5
Electronic Equipment & Instruments	2.3
Auto Components	2.2
Commercial Services & Supplies	1.8
Computers & Peripherals	1.6
Hotels, Restaurants & Leisure	1.6
Independent Power Producers & Energy Traders	1.6
Machinery	1.6
Healthcare Providers & Services	1.5
Multi-Utilities	1.5
Automobiles	1.4
Specialty Retail	1.4
Road & Rail	1.3
Chemicals	1.2
Airlines	1.1
Communications Equipment	1.1
Semiconductors & Semiconductor Equipment	1.1

106.9
Liabilities in excess of other assets	(6.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A145

VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2011

ASSETS
Investments, at value including securities on loan of $97,778,641:
Unaffiliated investments (cost $1,156,883,055)	$1,446,274,653
Affiliated investments (cost $111,511,346)	111,511,346
Cash	19,436
Dividends and interest receivable	1,654,111
Foreign tax reclaim receivable	383,905
Receivable for Series shares sold	2,937
Prepaid expenses	1,489

Total Assets	1,559,847,877

LIABILITIES
Collateral for securities on loan	98,860,322
Payable for investments purchased	2,893,279
Payable for Series shares repurchased	606,863
Management fee payable	467,887
Accrued expenses and other liabilities	170,135
Distribution fee payable	1,475
Affiliated transfer agent fee payable	926
Administration fee payable	885

Total Liabilities	103,001,772

NET ASSETS	$1,456,846,105

Net assets were comprised of:
Paid-in capital	1,443,844,549
Retained earnings	13,001,556

Net assets, June 30, 2011	$1,456,846,105

Class I:
Net asset value and redemption price per share, $1,449,562,392 / 80,900,040 outstanding shares of beneficial interest	$17.92

Class II:
Net asset value and redemption price per share, $7,283,713 / 403,079 outstanding shares of beneficial interest	$18.07

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $35,775)	$9,660,591
Affiliated income from securities loaned, net	60,699
Affiliated dividend income	5,335

9,726,625

EXPENSES
Management fee	2,937,784
Distribution fee—Class II	9,302
Administration fee—Class II	5,581
Shareholders’ reports	72,000
Custodian’s fees and expenses	67,000
Trustees’ fees	11,000
Audit fee	9,000
Insurance expenses	9,000
Legal fees and expenses	8,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Commitment fee on syndicated credit agreement	4,000
Loan interest expense (Note 8)	81
Miscellaneous	7,146

Total expenses	3,145,894

NET INVESTMENT INCOME	6,580,731

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	72,070,050
Foreign currency transactions	(386)

72,069,664

Net change in unrealized appreciation (depreciation) on:
Investments	10,427,452
Foreign currencies	4,460

10,431,912

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	82,501,576

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$89,082,307

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,580,731	$13,964,864
Net realized gain on investments and foreign currencies	72,069,664	65,421,490
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,431,912	84,733,453

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	89,082,307	164,119,807

DISTRIBUTIONS:
Class I	(13,916,247)	(11,668,725)
Class II	(36,196)	(16,864)

TOTAL DISTRIBUTIONS	(13,952,443)	(11,685,589)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	5,713,862	23,882,558
Series shares issued in reinvestment of distributions	13,952,443	11,685,589
Net asset value of shares issued in merger (Note 10)	—	199,267,637
Series shares repurchased	(77,979,806)	(132,638,150)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(58,313,501)	102,197,634

TOTAL INCREASE IN NET ASSETS	16,816,363	254,631,852
NET ASSETS:
Beginning of period	1,440,029,742	1,185,397,890

End of period	$1,456,846,105	$1,440,029,742

SEE NOTES TO FINANCIAL STATEMENTS.

A146

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. On January 2, 2006, each Portfolio of the Series Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Series Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of eighteen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to thirteen Portfolios which are listed below along with each Portfolio’s investment objective.

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital.

Equity Portfolio:    Long-term growth of capital.

Flexible Managed Portfolio:    Total return consistent with an aggressively managed diversified portfolio.

Global Portfolio:    Long-term growth of capital.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital.

High Yield Bond Portfolio:    High total return.

Jennison Portfolio:    Long-term growth of capital.

Money Market Portfolio:    Maximum current income consistent with the stability of capital and maintenance of liquidity.

Natural Resources Portfolio:    Long-term growth of capital.

Small Capitalization Stock Portfolio:    Long-term growth of capital.

Stock Index Portfolio:    Achieve investment results that generally correspond to the performance of publicly-traded common stocks.

Value Portfolio:    Capital appreciation.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price

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(“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisors, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. Short-term debt securities that are held in the other Portfolios which mature in more than 60 days are valued at fair value and those short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Each Portfolio may hold up to 15% of its net assets (the Money Market Portfolio may hold up to 10% of its net assets) in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of

B2

long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. Certain Portfolios of the Series Fund entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Short Sales:    Certain Portfolios of the Series Fund may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    The High Yield Bond and Money Market Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

Certain Portfolios of the Series Fund entered into financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates and to manage yield curve duration. Certain Portfolios entered into equity

B3

index futures contracts to gain market exposure. The Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Options:    Certain Portfolios of the Series Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates, with respect to securities which the Portfolio currently owns or intends to purchase. Certain Portfolios also used purchased options to gain exposure to certain securities and foreign currencies. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options, and guarantees the futures and options contracts against default.

Swap Agreements:    Certain Portfolios of the Series Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Certain Portfolios used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. Certain Portfolios purchased credit default swaps to provide a measure of protection against defaults of the issuers. Certain Portfolios in the Series Fund used credit default swaps on credit indices to hedge a portfolio of credit

B4

default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Certain Portfolios took an active short position with respect to the likelihood of particular issuer’s default by selling credit default swaps. The Portfolios’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Portfolio and the counterparty that permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2011, none of the Portfolios have met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights:    Certain Portfolios of the Series Fund hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

B5

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    Certain Portfolios of the Series Fund enter into mortgage dollar rolls in which the Portfolio sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Money Market Portfolio declares and reinvests distributions daily. The Diversified Bond, Government Income and High Yield Bond Portfolios make distributions, if any, quarterly. All other Portfolios’ distributions are generally made on an annual basis. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), LSV Asset Management (“LSV”), Marsico Capital Management LLC (“Marsico”),

B6

Quantitative Management Associates LLC (“QMA”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Co. LLC (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, using the value of each of the Portfolio’s average daily net assets, at the respective annual rates specified below.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.75
Government Income Portfolio	0.40	0.40
High Yield Bond Portfolio	0.55	0.55
Jennison Portfolio	0.60	0.60
Money Market Portfolio	0.40	0.18	*
Natural Resources Portfolio	0.45	0.45
Small Capitalization Stock Portfolio	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion**	0.30
Value Portfolio	0.40	0.40

*	In order to support the income yield, PI has voluntarily agreed to limit the management fees of the Money Market Portfolio such that the 1-day annualized yield (excluding capital gain or loss) does not fall below 0.02%. Prior to March 2, 2010, that threshold was 0.05%. The waiver is voluntary and may be modified or terminated by PI at any time without notice. During the six months ended June 30, 2011, the total waiver as a result of this voluntary agreement was $1,207,831 or an annualized 0.22% of the Money Market Portfolio’s average daily net assets.
**	Effective August 1, 2010, PI has voluntarily agreed to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Portfolio.

At June 30, 2011, the Subadvisors that provide investment advisory services to the Portfolios are listed directly below. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	LSV, Marsico, QMA, T. Rowe & William Blair
Government Income Portfolio	PIM
High Yield Bond Portfolio	PIM
Jennison Portfolio	Jennison
Money Market Portfolio	PIM
Natural Resources Portfolio	Jennison
Small Capitalization Stock Portfolio	QMA
Stock Index Portfolio	QMA
Value Portfolio	Jennison

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

B7

The Series Fund has an administration agreement with PI, which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PI has voluntarily agreed to reimburse the Stock Index Portfolio in order to limit operating expenses (excluding distribution and service (12b-1) fees, interest, taxes, brokerage commissions and certain extraordinary expenses) to an annualized rate of 0.75% of the average daily net assets. Effective July 1, 2011, the expense limitation will be removed.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM also serves as the Series Fund’s security lending agent. For the six months ended June 30, 2011, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	PIM
Conservative Balanced Portfolio	$34,036
Diversified Bond Portfolio	20,351
Equity Portfolio	40,861
Flexible Managed Portfolio	18,137
Global Portfolio	46,667
Government Income Portfolio	4,799
High Yield Bond Portfolio	139,192
Jennison Portfolio	17,507
Natural Resources Portfolio	41,719
Small Capitalization Stock Portfolio	49,561
Stock Index Portfolio	45,554
Value Portfolio	18,131

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2011 were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Conservative Balanced Portfolio	$1,643,610,909	$1,761,677,891
Diversified Bond Portfolio	971,595,691	930,991,730
Equity Portfolio	1,053,160,954	1,082,475,363
Flexible Managed Portfolio	3,155,642,107	3,214,001,573
Global Portfolio	223,642,666	235,297,916
Government Income Portfolio	2,373,323,924	2,343,678,913
High Yield Bond Portfolio	981,807,510	923,374,177
Jennison Portfolio	389,077,073	590,374,773
Natural Resources Portfolio	253,504,828	344,965,894
Small Capitalization Stock Portfolio	52,041,749	66,808,458
Stock Index Portfolio	26,628,191	83,584,116
Value Portfolio	350,898,627	382,914,314

B8

The Diversified Bond Portfolio’s written options activity for the six months ended June 30, 2011 was as follows:

Diversified Bond Portfolio	Contracts	Premiums
Balance as of December 31, 2010	500	$1,506,673
Options written	—	—
Options terminated in closing purchase transactions	(500)	(1,506,673)
Options expired	—	—

Balance as of June 30, 2011	—	$—

Note 6:	Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006, each Portfolio, which was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2011, the Equity, Jennison, Natural Resources and Value Portfolios have Class II shares outstanding.

During the fiscal year ended December 31, 2010, the Money Market Portfolio received $29,738 related to an unaffiliated-third-party’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares. This amount is presented in the Statement of Changes in Net Assets. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

Transactions in shares of beneficial interest of the Equity, Jennison, Natural Resources and Value Portfolios were as follows:

Equity Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2011:
Series shares sold	369,501	$9,496,113
Series shares issued in reinvestment of distributions	887,087	22,097,344
Series shares repurchased	(4,998,501)	(128,632,281)

Net increase (decrease) in shares outstanding	(3,741,913)	$(97,038,824)

B9

Equity Portfolio (cont’d):

Class I	Shares	Amount
Year ended December 31, 2010:
Series shares sold	915,389	$20,563,535
Series shares issued in reinvestment of distributions	1,145,195	24,392,657
Series shares repurchased	(11,064,183)	(246,443,793)

Net increase (decrease) in shares outstanding	(9,003,599)	$(201,487,601)

Class II
Six months ended June 30, 2011:
Series shares sold	19,099	$503,999
Series shares issued in reinvestment of distributions	159	4,010
Series shares repurchased	(4,290)	(111,595)

Net increase (decrease) in shares outstanding	14,968	$396,414

Year ended December 31, 2010:
Series shares sold	65,768	$1,489,189
Series shares issued in reinvestment of distributions	86	1,854
Series shares repurchased	(7,367)	(170,754)

Net increase (decrease) in shares outstanding	58,487	$1,320,289

Jennison Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2011:
Series shares sold	427,820	$10,237,642
Series shares issued in reinvestment of distributions	152,637	3,609,872
Series shares repurchased	(8,569,220)	(212,333,428)

Net increase (decrease) in shares outstanding	(7,988,763)	$(198,485,914)

Year ended December 31, 2010:
Series shares sold	2,130,137	$45,526,481
Series shares issued in reinvestment of distributions	273,898	5,475,228
Series shares issued in merger (Note 10)	1,359,502	29,433,212
Series shares repurchased	(7,410,225)	(154,193,607)

Net increase (decrease) in shares outstanding	(3,646,688)	$(73,758,686)

Class II
Six months ended June 30, 2011:
Series shares sold	136,324	$3,270,774
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(161,595)	(3,862,335)

Net increase (decrease) in shares outstanding	(25,271)	$(591,561)

Year ended December 31, 2010:
Series shares sold	189,904	$3,885,561
Series shares issued in reinvestment of distributions	264	5,201
Series shares issued in merger (Note 10)	605,762	12,890,620
Series shares repurchased	(330,701)	(6,729,234)

Net increase (decrease) in shares outstanding	465,229	$10,052,148

Natural Resources Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2011:
Series shares sold	201,155	$9,606,076
Series shares issued in reinvestment of distributions	47,177	2,137,135
Series shares repurchased	(1,616,852)	(77,387,812)

Net increase (decrease) in shares outstanding	(1,368,520)	$(65,644,601)

B10

Natural Resources Portfolio (cont’d):

Class I	Shares	Amount
Year ended December 31, 2010:
Series shares sold	480,166	$18,914,478
Series shares issued in reinvestment of distributions	126,305	4,476,261
Series shares repurchased	(3,058,129)	(114,388,529)

Net increase (decrease) in shares outstanding	(2,451,658)	$(90,997,790)

Class II
Six months ended June 30, 2011:
Series shares sold	392,852	$18,756,602
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(566,197)	(26,169,720)

Net increase (decrease) in shares outstanding	(173,345)	$(7,413,118)

Year ended December 31, 2010:
Series shares sold	1,032,268	$40,266,480
Series shares issued in reinvestment of distributions	1,807	63,676
Series shares repurchased	(1,375,362)	(50,065,682)

Net increase (decrease) in shares outstanding	(341,287)	$(9,735,526)

Value Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2011:
Series shares sold	297,552	$5,340,304
Series shares issued in reinvestment of distributions	806,739	13,916,247
Series shares repurchased	(4,317,729)	(77,324,577)

Net increase (decrease) in shares outstanding	(3,213,438)	$(58,068,026)

Year ended December 31, 2010:
Series shares sold	1,309,289	$20,376,435
Series shares issued in reinvestment of distributions	788,428	11,668,725
Series shares issued in merger (Note 10)	12,308,069	199,267,637
Series shares repurchased	(8,560,895)	(131,705,765)

Net increase (decrease) in shares outstanding	5,844,891	$99,607,032

Class II
Six months ended June 30, 2011:
Series shares sold	20,790	$373,558
Series shares issued in reinvestment of distributions	2,080	36,196
Series shares repurchased	(36,361)	(655,229)

Net increase (decrease) in shares outstanding	(13,491)	$(245,475)

Year ended December 31, 2010:
Series shares sold	228,500	$3,506,123
Series shares issued in reinvestment of distributions	1,131	16,864
Series shares repurchased	(59,635)	(932,385)

Net increase (decrease) in shares outstanding	169,996	$2,590,602

Note 8:	Borrowings

The Portfolios (excluding the Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

B11

The following Portfolios utilized the SCA during the six months ended June 30, 2011. The average balance outstanding is for the number of days the Portfolio had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates	Amount Outstanding at June 30, 2011
Jennison Portfolio	$1,212,567	30	1.49%	$—
Global Portfolio	140,000	1	1.46	—
Value Portfolio	490,500	4	1.49	—

Note 9:	Ownership and Affiliates

As of June 30, 2011, all of Class I shares of record of each Portfolio were owned by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	Reorganizations

On December 7, 2009, The Board of Trustees of the Series Fund approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of the following portfolios for shares of the acquiring portfolios and the assumption of the liabilities of the portfolios. Shareholders approved the Plan at a meeting on March 25, 2010 and the reorganization took place on April 30, 2010.

The purpose of the transactions was to combine two Portfolios with substantially similar investment objectives, policies and restrictions. The Acquiring Portfolios have a lower contractual investment management fee and annualized operating expense ratio as well as stronger historical investment performance.

The acquisitions were accomplished by a tax-free exchange of the following shares on April 30, 2010:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
SP Strategic Partners Focused Growth Portfolio:		Jennison Portfolio:
Class I	4,278,083	Class I	1,359,502	$29,433,212
Class II	1,956,088	Class II	605,762	12,890,620
SP Davis Value Portfolio:		Value Portfolio:
Class I	21,777,884	Class I	12,308,069	199,267,637

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolios were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios was carried forward to reflect the tax-free status of the acquisition. The net assets and net unrealized appreciation immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation	Acquiring Portfolio	Net Assets
SP Strategic Partners Focused Growth Portfolio	$42,323,832	$8,933,329	Jennison Portfolio	$1,340,557,644
SP Davis Value Portfolio	199,267,637	55,151,182	Value Portfolio	1,242,235,677

Assuming the acquisitions had been completed on January 1, 2010, the Acquiring Portfolios’ results of operations for the year ended December 31, 2010 were as follows:

Jennison Portfolio
Net investment income	$3,502,824	(a)
Net realized and unrealized gain on investments	141,946,189	(b)

	$145,449,013

Value Portfolio
Net investment income	$14,414,980	(c)
Net realized and unrealized loss on investments	160,246,225	(d)

	$174,661,205

B12

(a)	$3,611,532, as reported in the Statement of Operations, less $150,491 Net Investment loss from SP Strategic Partners Focused Growth Portfolio pre-merger, plus $41,783 of pro-forma eliminated expenses.
(b)	$141,930,706, as reported in the Statement of Operations, plus $15,483 Net Realized and Unrealized Gain on Investments from SP Strategic Partners Focused Growth Portfolio pre-merger.
(c)	$13,964,864, as reported in the Statement of Operations, plus $223,596 Net Investment Income from SP Davis Value Portfolio pre-merger, plus $226,520 of pro-forma eliminated expenses.
(d)	$150,154,943, as reported in the Statement of Operations, plus $10,091,282 Net Realized and Unrealized Gain on Investments from SP Davis Value Portfolio pre-merger.

Because both the Acquiring Portfolios and Merged Portfolios sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolios’ Statement of Operations since April 30, 2010.

Note 11:	New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

B13

Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.96		$14.65	$12.69	$16.69	$16.21	$15.09

Income (Loss) From Investment Operations:
Net investment income	.18		.37	.39	.50	.50	.48
Net realized and unrealized gain (loss) on investments	.57		1.31	2.08	(3.98)	.49	1.06

Total from investment operations	.75		1.68	2.47	(3.48)	.99	1.54

Less Distributions	(.37)		(.37)	(.51)	(.52)	(.51)	(.42)

Net Asset Value, end of period	$16.34		$15.96	$14.65	$12.69	$16.69	$16.21

Total Return(b)	4.73%		11.74%	20.01%	(21.41)%	6.12%	10.44%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,265.4		$2,234.7	$2,138.7	$1,957.5	$2,721.9	$2,770.6
Ratios to average net assets(c):
Expenses	.58	%(d)	.59%	.59%	.59%	.59%	.57%
Net investment income	2.11	%(d)	2.32%	2.68%	3.12%	2.95%	2.97%
Portfolio turnover rate	102	%(e)	185%	250%	336%	178%	114%

	Diversified Bond Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.67		$11.16	$9.89	$10.90	$10.85	$10.96

Income (Loss) From Investment Operations:
Net investment income	.27		.52	.50	.54	.58	.57
Net realized and unrealized gain (loss) on investments	.24		.63	1.46	(.90)	.02	(.05)

Total from investment operations	.51		1.15	1.96	(.36)	.60	.52

Less Distributions	(.54)		(.64)	(.69)	(.65)	(.55)	(.63)

Net Asset Value, end of period	$11.64		$11.67	$11.16	$9.89	$10.90	$10.85

Total Return(b)	4.35%		10.57%	20.51%	(3.46)%	5.71%	4.98%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,536.6		$1,522.9	$1,363.5	$1,134.8	$1,218.3	$1,150.4
Ratios to average net assets(c):
Expenses	.43	%(d)	.46%	.44%	.44%	.44%	.45%
Net investment income	4.62	%(d)	4.46%	4.79%	5.07%	5.39%	5.18%
Portfolio turnover rate	94	%(e)	191%	401%	723%	476%	393%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008(c)	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.75		$22.30	$16.40	$29.67	$27.45	$24.64

Income (Loss) From Investment Operations:
Net investment income	.07		.15	.16	.29	.35	.30
Net realized and unrealized gain (loss) on investments	1.57		2.48	6.04	(10.52)	2.21	2.80

Total from investment operations	1.64		2.63	6.20	(10.23)	2.56	3.10

Less Distributions	(.17)		(.18)	(.30)	(3.04)	(.34)	(.29)

Net Asset Value, end of period	$26.22		$24.75	$22.30	$16.40	$29.67	$27.45

Total Return(a)	6.66%		11.90%	38.17%	(38.16)%	9.32%	12.57%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,423.1		$3,324.3	$3,195.1	$2,521.0	$4,423.9	$4,402.7
Ratios to average net assets(b):
Expenses	.48	%(e)	.48%	.48%	.48%	.47%	.47%
Net investment income	.59	%(e)	.71%	.90%	1.21%	1.16%	1.10%
Portfolio turnover rate	31	%(d)	68%	98%	67%	57%	60%

	Equity Portfolio
	Class II
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008(c)	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$25.00		$22.46	$16.47	$29.81	$27.52	$24.69

Income (Loss) From Investment Operations:
Net investment income	.05		.04	.09	.19	.28	.19
Net realized and unrealized gain (loss) on investments	1.55		2.54	6.07	(10.61)	2.20	2.80

Total from investment operations	1.60		2.58	6.16	(10.42)	2.48	2.99

Less Distributions	(.04)		(.04)	(.17)	(2.92)	(.19)	(.16)

Net Asset Value, end of period	$26.56		$25.00	$22.46	$16.47	$29.81	$27.52

Total Return(a)	6.42%		11.50%	37.58%	(38.47)%	8.91%	12.13%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.4		$1.9	$.4	$.4	$1.3	$1.9
Ratios to average net assets(b):
Expenses	.88	%(e)	.88%	.88%	.88%	.87%	.87%
Net investment income	.20	%(e)	.34%	.52%	.78%	.74%	.71%
Portfolio turnover rate	31	%(d)	68%	98%	67%	57%	60%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the year.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.63		$14.28	$12.34	$18.30	$18.36	$16.92

Income (Loss) From Investment Operations:
Net investment income	.16		.31	.34	.45	.50	.44
Net realized and unrealized gain (loss) on investments	.72		1.37	2.05	(4.62)	.65	1.59

Total from investment operations	.88		1.68	2.39	(4.17)	1.15	2.03

Less Distributions	(.31)		(.33)	(.45)	(1.79)	(1.21)	(.59)

Net Asset Value, end of period	$16.20		$15.63	$14.28	$12.34	$18.30	$18.36

Total Return(a)	5.71%		12.03%	19.95%	(24.82)%	6.30%	12.17%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,161.8		$3,077.3	$2,906.0	$2,621.6	$3,716.3	$3,723.6
Ratios to average net assets(b):
Expenses	.63	%(c)	.64%	.63%	.64%	.63%	.62%
Net investment income	1.92	%(c)	2.06%	2.50%	2.85%	2.53%	2.48%
Portfolio turnover rate	126	%(d)	205%	248%	321%	212%	153%

	Global Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.49		$16.68	$13.07	$24.62	$22.53	$18.96

Income (Loss) From Investment Operations:
Net investment income	.20		.28	.28	.40	.36	.26
Net realized and unrealized gain (loss) on investments	.75		1.79	3.75	(10.38)	2.00	3.44

Total from investment operations	.95		2.07	4.03	(9.98)	2.36	3.70

Less Distributions	(.28)		(.26)	(.42)	(1.57)	(.27)	(.13)

Net Asset Value, end of period	$19.16		$18.49	$16.68	$13.07	$24.62	$22.53

Total Return(a)	5.22%		12.74%	31.39%	(42.92)%	10.48%	19.65%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$661.3		$648.5	$619.5	$512.7	$985.0	$932.9
Ratios to average net assets(b):
Expenses	.83	%(c)	.87%	.85%	.84%	.81%	.84%
Net investment income	2.06	%(c)	1.60%	1.77%	2.01%	1.43%	1.24%
Portfolio turnover rate	35	%(d)	69%	50%	65%	48%	50%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008		2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.03		$11.86	$11.40	$11.38		$11.26	$11.40

Income (Loss) From Investment Operations:
Net investment income	.16		.35	.37	.45		.53	.54
Net realized and unrealized gain (loss) on investments	.14		.47	.49	.03		.10	(.13)

Total from investment operations	.30		.82	.86	.48		.63	.41

Less Distributions	(.42)		(.65)	(.40)	(.46)		(.51)	(.55)

Net Asset Value, end of period	$11.91		$12.03	$11.86	$11.40		$11.38	$11.26

Total Return(a)	2.55%		6.99%	7.71%	4.30%		5.70%	3.74%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$402.6		$399.2	$375.4	$370.5		$340.3	$354.3
Ratios to average net assets(b):
Expenses	.48	%(d)	.50%	.47%	.52	%(c)	.52%	.50%
Net investment income	2.62	%(d)	2.87%	3.11%	3.98	%(c)	4.62%	4.75%
Portfolio turnover rate	816	%(e)	1122%	1179%	2707%		2377%	734%

	High Yield Bond Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.06		$4.83	$3.61	$5.09	$5.33	$5.23

Income (Loss) From Investment Operations:
Net investment income	.19		.42	.41	.41	.40	.39
Net realized and unrealized gain (loss) on investments	.03		.23	1.22	(1.48)	(.26)	.13

Total from investment operations	.22		.65	1.63	(1.07)	.14	.52

Less Distributions	(.19)		(.42)	(.41)	(.41)	(.38)	(.42)

Net Asset Value, end of period	$5.09		$5.06	$4.83	$3.61	$5.09	$5.33

Total Return(a)	4.43%		14.05%	47.16%	(22.28)%	2.62%	10.25%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,190.9		$2,141.2	$1,938.3	$1,239.9	$1,674.0	$1,721.1
Ratios to average net assets(b):
Expenses	.58	%(d)	.58%	.58%	.58%	.58%	.58%
Net investment income	7.44	%(d)	8.51%	9.75%	8.78%	7.49%	7.39%
Portfolio turnover rate	44	%(e)	89%	84%	61%	58%	49%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Includes interest expense of 0.03%.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	Jennison Portfolio
	Class I
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010(a)	2009(a)	2008(a)	2007	2006(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.26		$20.87	$14.69	$23.53	$21.07	$20.76

Income (Loss) From Investment Operations:
Net investment income	.02		.06	.08	.10	.10	.06
Net realized and unrealized gain (loss) on investments	1.91		2.42	6.22	(8.84)	2.43	.31

Total from investment operations	1.93		2.48	6.30	(8.74)	2.53	.37

Less Distributions	(.07)		(.09)	(.12)	(.10)	(.07)	(.06)

Net Asset Value, end of period	$25.12		$23.26	$20.87	$14.69	$23.53	$21.07

Total Return(b)	8.32%		11.95%	43.03%	(37.28)%	12.00%	1.79%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,270.6		$1,362.1	$1,298.7	$1,148.0	$2,100.5	$2,077.3
Ratios to average net assets(c):
Expenses	.63	%(d)	.64%	.64%	.63%	.62%	.63%
Net investment income	.17	%(d)	.29%	.44%	.52%	.42%	.29%
Portfolio turnover rate	28	%(e)	67%	76%	74%	69%	67%

	Jennison Portfolio
	Class II
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010(a)	2009(a)	2008(a)	2007	2006(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.91		$20.55	$14.46	$23.17	$20.77	$20.49

Income (Loss) From Investment Operations:
Net investment income (loss)	(.03)		(.02)	.01	.02	— (f)	(.02)
Net realized and unrealized gain (loss) on investments	1.89		2.38	6.13	(8.72)	2.40	.30

Total from investment operations	1.86		2.36	6.14	(8.70)	2.40	.28

Less Distributions	—		— (f)	(.05)	(.01)	—	—

Net Asset Value, end of period	$24.77		$22.91	$20.55	$14.46	$23.17	$20.77

Total Return(b)	8.12%		11.50%	42.52%	(37.55)%	11.56%	1.37%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$35.3		$33.2	$20.2	$12.2	$21.9	$19.6
Ratios to average net assets(c):
Expenses	1.03	%(d)	1.04%	1.04%	1.03%	1.02%	1.03%
Net investment income (loss)	(.22	)%(d)	(.10)%	.03%	.12%	.02%	(.12)%
Portfolio turnover rate	28	%(e)	67%	76%	74%	69%	67%

(a)	Calculated based upon average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

(f)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	Money Market Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010		2009		2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00		$10.00		$10.00		$10.00	$10.00	$10.00

Income From Investment Operations:
Net investment income and realized gains	—	(a)	—	(a)	.04		.26	.49	.46
Distributions	—	(a)	—	(a)	(.04)		(.26)	(.49)	(.46)
Capital contributions	—		—	(a)	—		—	—	—

Net Asset Value, end of period	$10.00		$10.00		$10.00		$10.00	$10.00	$10.00

Total Return(b)	.01%		.03%		.40%		2.65%	5.06%	4.74%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,020.3		$1,127.1		$1,223.4		$1,489.8	$1,289.9	$1,060.5
Ratios to average net assets:
Expenses	.21	%(c)(d)	.25	%(c)	.39	%(c)	.43%	.43%	.43%
Net investment income	.02	%(c)(d)	.03	%(c)	.41	%(c)	2.59%	4.94%	4.68%

(a)	Less than $0.005 per share.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Net of management fee waiver (Note 3). If the investment manager had not waived expenses, the expense ratio and the net investment income (loss) ratio would have been .43% and (.20)%, for the six months ended June 30, 2011, .44% and (.16)%, for the year ended December 31, 2010 and .43% and .37% for the year ended December 31, 2009 respectively.

(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	Natural Resources Portfolio
	Class I
	Six Months Ended June 30, 2011(a)		Year Ended December 31,
			2010(a)	2009(a)	2008(a)	2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$47.33		$37.15	$23.70	$56.28	$45.67	$45.46

Income (Loss) From Investment Operations:
Net investment income	.07		.08	.15	.22	.43	.35
Net realized and unrealized gain (loss) on investments	(.59)		10.26	17.34	(25.97)	21.09	8.65

Total from investment operations	(.52)		10.34	17.49	(25.75)	21.52	9.00

Less Distributions	(.08)		(.16)	(4.04)	(6.83)	(10.91)	(8.79)

Net Asset Value, end of period	$46.73		$47.33	$37.15	$23.70	$56.28	$45.67

Total Return(b)	(1.08)%		27.98%	77.10%	(53.00)%	48.30%	22.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,179.6		$1,259.5	$1,079.6	$677.4	$1,669.9	$1,193.0
Ratios to average net assets(c):
Expenses	.49	%(d)	.50%	.53%	.50%	.48%	.49%
Net investment income	.27	%(d)	.22%	.51%	.47%	.80%	.78%
Portfolio turnover rate	19	%(e)	28%	27%	40%	39%	58%

	Natural Resources Portfolio
	Class II
	Six Months Ended June 30, 2011(a)		Year Ended December 31,
			2010(a)	2009(a)	2008(a)	2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$46.98		$36.88	$23.54	$55.92	$45.55	$45.32

Income (Loss) From Investment Operations:
Net investment income (loss)	(.03)		(.07)	.03	.05	.28	.18
Net realized and unrealized gain (loss) on investments	(.57)		10.20	17.21	(25.86)	20.92	8.64

Total from investment operations	(.60)		10.13	17.24	(25.81)	21.20	8.82

Less Distributions	—		(.03)	(3.90)	(6.57)	(10.83)	(8.59)

Net Asset Value, end of period	$46.38		$46.98	$36.88	$23.54	$55.92	$45.55

Total Return(b)	(1.28)%		27.48%	76.41%	(53.19)%	47.70%	21.72%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$92.6		$101.9	$92.6	$42.3	$47.9	$16.9
Ratios to average net assets(c):
Expenses	.89	%(d)	.90%	.93%	.90%	.88%	.89%
Net investment income (loss)	(.12	)%(d)	(.18)%	.10%	.12%	.51%	.40%
Portfolio turnover rate	19	%(e)	28%	27%	40%	39%	58%

(a)	Calculated based upon average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	Small Capitalization Stock Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.27		$13.83	$12.52	$21.31	$23.29	$21.38

Income (Loss) From Investment Operations:
Net investment income	.05		.13	.14	.24	.21	.14
Net realized and unrealized gain (loss) on investments	1.19		3.43	2.70	(5.92)	(.36)	2.95

Total from investment operations	1.24		3.56	2.84	(5.68)	(.15)	3.09

Less Distributions	(.37)		(.12)	(1.53)	(3.11)	(1.83)	(1.18)

Net Asset Value, end of period	$18.14		$17.27	$13.83	$12.52	$21.31	$23.29

Total Return(a)	7.31%		25.93%	25.18%	(31.04)%	(.53)%	14.67%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$612.7		$589.9	$492.2	$432.5	$699.6	$777.1
Ratios to average net assets(b):
Expenses	.46	%(c)	.49%	.49%	.47%	.46%	.45%
Net investment income	.57	%(c)	.88%	1.03%	1.33%	.86%	.59%
Portfolio turnover rate	9	%(d)	15%	14%	25%	16%	12%

	Stock Index Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$31.37		$27.89	$22.76	$36.84	$35.64	$31.41

Income (Loss) From Investment Operations:
Net investment income	.27		.48	.49	.64	.68	.56
Net realized and unrealized gain (loss) on investments	1.56		3.51	5.32	(14.02)	1.14	4.31

Total from investment operations	1.32		3.99	5.81	(13.38)	1.82	4.87

Less Distributions	(.51)		(.51)	(.68)	(.70)	(.62)	(.64)

Net Asset Value, end of period	$32.69		$31.37	$27.89	$22.76	$36.84	$35.64

Total Return(a)	5.90%		14.59%	26.07%	(36.94)%	5.10%	15.54%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,331.1		$2,277.6	$2,098.1	$1,815.8	$3,122.4	$3,306.4
Ratios to average net assets(b):
Expenses	.33	%(c)	.36%	.37%	.37%	.37%	.37%
Net investment income	1.64	%(c)	1.70%	2.06%	2.04%	1.73%	1.61%
Portfolio turnover rate	1	%(d)	4%	5%	4%	3%	3%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized

(d)	Not annualized

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	Value Portfolio
	Class I
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.04		$15.10	$10.86	$23.44	$26.21	$22.95

Income (Loss) From Investment Operations:
Net investment income	.08		.17	.14	.30	.39	.36
Net realized and unrealized gain (loss) on investments	.97		1.90	4.36	(8.36)	.42	4.11

Total from investment operations	1.05		2.07	4.50	(8.06)	.81	4.47

Less Distributions	(.17)		(.13)	(.26)	(4.52)	(3.58)	(1.21)

Net Asset Value, end of period	$17.92		$17.04	$15.10	$10.86	$23.44	$26.21

Total Return(a)	6.22%		13.86%	41.93%	(42.29)%	3.19%	19.94%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,449.5		$1,432.9	$1,181.7	$933.1	$1,824.9	$1,975.7
Ratios to average net assets(b):
Expenses	.43	%(c)	.44%	.43%	.43%	.43%	.43%
Net investment income	.90	%(c)	1.08%	1.15%	1.46%	1.35%	1.45%
Portfolio turnover rate	24	%(d)	63%	51%	71%	52%	49%

	Value Portfolio
	Class II
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.13		$15.16	$10.91	$23.51	$26.26	$22.98

Income (Loss) From Investment Operations:
Net investment income	.04		.12	.13	.21	.29	.27
Net realized and unrealized gain (loss) on investments	.99		1.90	4.33	(8.38)	.42	4.11

Total from investment operations	1.03		2.02	4.46	(8.17)	.71	4.38

Less Distributions	(.09)		(.05)	(.21)	(4.43)	(3.46)	(1.10)

Net Asset Value, end of period	$18.07		$17.13	$15.16	$10.91	$23.51	$26.26

Total Return(a)	6.02%		13.39%	41.26%	(42.56)%	2.82%	19.43%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7.3		$7.1	$3.7	$1.7	$2.7	$3.2
Ratios to average net assets(b):
Expenses	.83	%(c)	.84%	.83%	.83%	.83%	.83%
Net investment income	.50	%(c)	.69%	.74%	1.08%	.96%	1.04%
Portfolio turnover rate	24	%(d)	63%	51%	71%	52%	49%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

The Prudential Series Fund

Approval of Advisory Agreements

Introduction

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) consists of ten individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Governance Committee and the Compliance Committee. The Board has also established a new standing committee, the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-17, 2011 and approved the renewal of the agreements through July 31, 2012, after concluding that renewal of the agreements was in the best interests of the Trust, each Portfolio and its shareholders.

In advance of the meetings, the Trustees requested and received materials relating to the agreements, and the Trustees had the opportunity to ask questions and request further information in connection with their consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided by PI and each subadviser, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the June 15-17, 2011 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each

1

subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”) and Quantitative Management Associates LLC (“QMA”), each of which serve as subadvisers to the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that, with the exception of the Stock Index Portfolio, the management fee schedule for the Portfolios generally does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolios other than the Stock Index Portfolio do not have breakpoints is acceptable at this time. In response to a request from the Board, management agreed to further study economies of scale and breakpoints and provide a report at a future Board meeting.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes a breakpoint, which has the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Portfolio does not realize the effect of any rate reduction. The Board took note, however, that the Stock Index Portfolio’s fee structure would result in a benefit to shareholders when (and if) assets reach the level at which the fee rate is reduced. The Board also noted that the management fee was subject to a voluntary waiver by PI of 0.05% of the management fee at each breakpoint level, and that PI had agreed to retain this waiver.

Other Benefits to PI and the Subadvisers

2

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions that may be received by affiliates of PI, fees received by affiliates of PI for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2010.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2010. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Conservative Balanced Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	Second Quartile	Second Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

3

Diversified Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Second Quartile	Second Quartile	First Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•	The Board concluded that in light of the Portfolio’s competitive long-term performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Flexible Managed Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Second Quartile	Second Quartile	Second Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance vis-à-vis its benchmark index, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Global Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Fourth Quartile	Third Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods, though it underperformed the index over the three- and ten-year periods.

•

The Board also noted that, in 2005, the existing solo subadviser was replaced with four subadvisers and that two more subadvisers were added in 2008. As a result of this multi-manager framework, PI explained that the Portfolio has significantly less tracking error relative to the benchmark compared to most peers.

•

The Board further noted PI’s explanation that the Portfolio’s recent performance had improved, as shown by the Portfolio’s outperformance against its benchmark index over the one-year period and also through 2009 and 2010.

•	The Board concluded that, in light of the Portfolio’s recently improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

4

Government Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	First Quartile	Second Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

High Yield Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	First Quartile	First Quartile	Second Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board considered that the Portfolio underperformed its benchmark index over all periods.

•

The Board concluded that, in light of the Portfolio’s competitive performance vis-à-vis its Peer Universe over longer time periods, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Jennison Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	First Quartile	Third Quartile	Second Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over the three- and ten-year periods, though it underperformed its benchmark index over the one- and five-year periods.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark and Peer Universe over various periods, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Money Market Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	First Quartile	Second Quartile	First Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Natural Resources Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fee: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed against its benchmark index over all periods.

5

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Small Capitalization Stock Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Second Quartile	Second Quartile	Second Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Stock Index Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio’s performance over all periods closely tracked the benchmark index, which was consistent with the Portfolio’s operation as an index fund.

•

The Board accepted PI’s recommendation to discontinue the voluntary cap on net total Portfolio expenses of 0.75% because the Portfolio’s expenses do not reach (and are not anticipated to reach) the expense cap level.

•	The Board accepted PI’s recommendation to retain the existing voluntary waiver of 0.05% of the management fee at each breakpoint level.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	First Quartile	First Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interest of the Trust, each Portfolio and its shareholders.

6

Results of Proxy Voting (Unaudited)

At a special meeting of shareholders held on February 25, 2011, shareholders of The Prudential Series Fund approved a proposal to elect Trustees.

The individuals listed in the table below were elected as Trustees of the Fund. All Trustees, with the exception of Ms. Austin, served as Trustees of the Fund prior to the shareholder meeting.

Trustee	Affirmative	Withhold
Susan Davenport Austin	1,668,601,852.245	57,162,585.840
Timothy S. Cronin	1,672,594,900.340	53,169,537.745
Saul K. Fenster	1,664,173,565.591	61,590,872.494
Delayne Dedrick Gold	1,666,079,585.427	59,684,852.658
Robert F. Gunia	1,671,967,699.651	53,796,738.434
W. Scott McDonald, Jr.	1,667,065,054.050	58,699,384.035
Thomas T. Mooney	1,668,968,682.073	56,795,756.012
Thomas M. O’Brien	1,671,396,805.608	54,367,632.477
Stephen Pelletier	1,672,768,000.200	52,996,437.885
F. Don Schwartz	1,664,889,620.232	60,874,817.853

Annuities are issued by Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992, and Prudential Annuities Life Assurance Corporation, located at One Corporate Drive, Shelton, CT, 06484. Variable annuities are distributed by Prudential Annuities Distributors, Inc., also located in Shelton, CT. Prudential Annuities is a business unit of Prudential Financial.

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies, and each is solely responsible for its financial condition and contractual obligations.

Life insurance and annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	PRST STD POSTAGES & FEES PAID VON HOFFMANN CORPORATION

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877)778-5008, you can revoke, or “opt out,” of householding at any time.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To learn more about Prudential Financial, go to www.prudential.com, or scan the code below.

0157877-00003-00    PSF-SAR-A

SEMIANNUAL REPORT	JUNE 30, 2011

The Prudential Series Fund

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■ SP International Growth Portfolio ■ SP International Value Portfolio ■ SP Prudential U.S. Emerging Growth Portfolio ■ SP Small Cap Value Portfolio

0158080-00003-00

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses of the portfolios and the contract and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-ends on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling 888-778-2888.

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2011

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	SP International Growth Portfolio	A1
	SP International Value Portfolio	A7
	SP Prudential U.S. Emerging Growth Portfolio	A14
	SP Small Cap Value Portfolio	A18

Section B	Notes to Financial Statements	B1
Section C	Financial Highlights	C1

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2011

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stephen Pelletier

President,

The Prudential Series Fund	July 29, 2011

PRESIDENT

STEPHEN PELLETIER

Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2011

SP International Growth
Five Largest Holdings	(% of Net Assets	)
BASF SE (Germany)	2.4%
OGX Petroleo e Gas Participacoes SA (Brazil)	2.3%
Schneider Electric SA (France)	2.2%
Novo Nordisk A/S (Class B Stock) (Denmark)	2.0%
ASML Holding NV (Netherlands)	1.8%

SP International Value
Five Largest Holdings	(% of Net Assets	)
Novartis AG (Switzerland)	1.6%
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	1.5%
BNP Paribas (France)	1.5%
Allianz SE (Germany)	1.3%
Telefonica SA (Spain)	1.2%

SP Prudential U.S. Emerging Growth
Five Largest Holdings	(% of Net Assets	)
NII Holdings, Inc.	2.3%
Check Point Software Technologies	2.1%
Crown Castle International Corp.	2.0%
Dollar Tree, Inc.	1.9%
DaVita, Inc.	1.9%

SP Small Cap Value
Five Largest Holdings	(% of Net Assets	)
Signature Bank	1.3%
iShares Russell 2000 Value Index Fund	1.2%
Meadowbrook Insurance Group, Inc.	1.2%
El Paso Electric Co.	1.1%
Fossil, Inc.	1.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2011

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
SP International Growth (Class I)	Actual	$1,000.00	$1,007.00	1.13%	$5.62
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66
SP International Growth (Class II)	Actual	$1,000.00	$1,004.40	1.53%	$7.60
	Hypothetical	$1,000.00	$1,017.21	1.53%	$7.65
SP International Value (Class I)	Actual	$1,000.00	$1,056.80	1.09%	$5.56
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46
SP Prudential U.S. Emerging Growth (Class I)	Actual	$1,000.00	$1,098.20	0.65%	$3.38
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
SP Prudential U.S. Emerging Growth (Class II)	Actual	$1,000.00	$1,094.70	1.05%	$5.45
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
SP Small Cap Value (Class I)	Actual	$1,000.00	$1,060.80	1.06%	$5.42
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2011, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

SP INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS — 97.1%	Shares	Value (Note 2)

Argentina — 0.7%
MercadoLibre, Inc.	8,604	$682,641

Austria — 0.3%
Andritz AG	3,440	354,187

Belgium — 0.9%
Anheuser-Busch InBev NV	15,290	886,917

Bermuda — 0.5%
Credicorp Ltd.	5,839	502,738

Brazil — 4.1%
Anhanguera Educacional Participacoes SA	18,400	390,955
BR Malls Participacoes SA	91,700	1,032,371
CCR SA	14,400	428,867
OGX Petroleo e Gas Participacoes SA*	256,600	2,392,292

		4,244,485

British Virgin Islands — 0.4%
Arcos Dorados Holdings, Inc. (Class A Stock)	21,743	458,560

Canada — 4.1%
Alimentation Couche Tard, Inc. (Class B Stock)	16,063	468,341
Brookfield Asset Management, Inc. (Class A Stock)	22,670	751,964
Canadian National Railway Co.	18,498	1,477,990
Imax Corp.*	9,601	311,361
Pacific Rubiales Energy Corp.	47,428	1,271,205

		4,280,861

Cayman Islands — 1.9%
Baidu, Inc., ADR*	4,713	660,433
SINA Corp.*(a)	6,234	648,959
Youku.com, Inc., ADR*(a)	19,458	668,382

		1,977,774

Chile — 0.4%
Banco Santander Chile SA, ADR(a)	4,346	407,698

China — 1.4%
China Vanke Co. Ltd. (Class B Stock)	83,536	112,502
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,700,705	1,297,207

		1,409,709

Denmark — 2.6%
Novo Nordisk A/S (Class B Stock)	16,691	2,094,731
Novozymes A/S (Class B Stock)	3,479	566,148

		2,660,879

Finland — 0.5%
Kone Oyj (Class B Stock)	8,701	546,730

France — 6.7%
Cie de Saint-Gobain	13,256	858,416
Cie Generale d’Optique Essilor International SA	3,985	323,213
Cie Generale des Etablissements Michelin (Class B Stock)	6,852	670,116
L’Oreal SA	5,495	713,670

COMMON STOCKS (continued)	Shares	Value (Note 2)

France (continued)
Pernod-Ricard SA	6,778	$668,089
Publicis Groupe SA	11,911	664,140
Schneider Electric SA	13,902	2,322,443
Veolia Environnement SA	777	21,916
Vinci SA	11,074	709,328

		6,951,331

Germany — 9.8%
Adidas AG	7,958	631,258
BASF SE	25,771	2,525,228
Bayer AG	10,594	851,723
Bayerische Motoren Werke AG	9,713	969,215
Brenntag AG	2,166	251,786
Commerzbank AG*	278,556	1,199,328
Fresenius Medical Care AG & Co. KGaA	5,925	442,927
Lanxess AG	3,627	297,700
Muenchener Rueckversicherungs AG	3,676	562,131
SAP AG	15,972	967,010
Siemens AG	6,470	888,525
ThyssenKrupp AG	11,920	619,440

		10,206,271

Hong Kong — 6.4%
China Overseas Land & Investment Ltd.	364,000	783,071
China Unicom Hong Kong Ltd.	612,000	1,242,370
CNOOC Ltd.	639,800	1,506,973
Hang Lung Properties Ltd.	209,000	859,334
Hong Kong Exchanges and Clearing Ltd.	41,161	866,722
Li & Fung Ltd.	680,000	1,359,109

		6,617,579

India — 0.9%
ICICI Bank Ltd., ADR	19,898	980,971

Indonesia — 1.0%
Bank Rakyat Indonesia Persero Tbk PT	713,000	542,340
Indofood Sukses Makmur Tbk PT	443,500	298,121
Perusahaan Gas Negara PT	423,000	198,951

		1,039,412

Ireland — 0.1%
Experian PLC	7,678	97,782

Israel — 0.7%
Check Point Software Technologies Ltd.*(a)	7,843	445,875
Teva Pharmaceutical Industries Ltd., ADR	6,747	325,340

		771,215

Italy — 0.6%
Saipem SpA	12,985	670,359

Japan — 15.4%
Canon, Inc.	25,500	1,212,941
Daito Trust Construction Co. Ltd.	3,700	314,129
Dena Co. Ltd.	24,500	1,053,659
Fanuc Corp.	10,700	1,789,287
Fast Retailing Co. Ltd.	5,000	808,642
Honda Motor Co. Ltd.	46,000	1,772,239
Komatsu Ltd.	55,900	1,745,374

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Japan (continued)
Marubeni Corp.	165,000	$1,096,558
Murata Manufacturing Co. Ltd.	8,600	574,983
Nitori Holdings Co. Ltd.	3,700	351,166
Nitto Denko Corp.	8,300	421,732
ORIX Corp.	8,020	780,120
Softbank Corp.	26,400	999,829
Sumitomo Realty & Development Co. Ltd.	51,000	1,139,832
Toshiba Corp.	117,000	616,864
Yahoo! Japan Corp.	1,563	537,900
Yamada Denki Co. Ltd.	9,910	807,463

		16,022,718

Luxembourg — 1.0%
Millicom International Cellular SA	9,784	1,015,090

Netherlands — 4.0%
ASML Holding NV	51,343	1,891,169
LyondellBasell Industries NV (Class A Stock)	30,426	1,172,010
Sensata Technologies Holding NV*	30,513	1,148,814

		4,211,993

Singapore — 2.2%
CapitaMalls Asia Ltd.	365,000	438,223
Jardine Cycle & Carriage Ltd.	16,000	561,431
Keppel Corp. Ltd.	71,700	648,717
Noble Group Ltd.	392,000	631,262

		2,279,633

South Africa — 0.4%
Truworths International Ltd.	41,000	444,392

South Korea — 1.6%
Hyundai Motor Co.	3,517	784,058
Samsung Electronics Co. Ltd.	1,147	891,482

		1,675,540

Spain — 2.4%
Banco Santander SA	37,264	430,310
Criteria Caixacorp SA	94,846	661,988
Inditex SA	13,694	1,247,906
Prosegur Cia de Seguridad SA	2,285	121,510

		2,461,714

Sweden — 1.0%
Atlas Copco AB (Class A Stock)	17,322	455,972
Hexagon AB (Class B Stock)	10,900	268,485
SKF AB (Class B Stock)	9,609	278,006

		1,002,463

Switzerland — 6.5%
ABB Ltd.*	20,295	526,234
Julius Baer Group Ltd.*	29,428	1,215,622
Nestle SA	21,206	1,317,887
Roche Holding AG	7,408	1,239,733
Sika AG	101	243,505
Swatch Group AG (The)	3,539	1,783,917
Syngenta AG*	1,261	425,658

		6,752,556

Taiwan — 1.7%
HTC Corp.	17,000	574,791
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	91,883	1,158,645

		1,733,436

COMMON STOCKS (continued)	Shares	Value (Note 2)

United Kingdom — 15.6%
Aggreko PLC	9,044	$279,999
AMEC PLC	20,021	349,605
Amlin PLC	33,855	220,658
Antofagasta PLC	6,197	138,646
ARM Holdings PLC	92,364	871,652
Barclays PLC	303,199	1,247,940
BG Group PLC	33,575	761,954
BHP Billiton PLC	25,099	987,734
Centrica PLC	142,665	740,263
Diageo PLC	31,675	647,155
Genting Singapore PLC*	761,000	1,199,816
J Sainsbury PLC	61,043	322,718
Johnson Matthey PLC	19,342	610,307
NEXT PLC	11,494	428,901
Pearson PLC	39,737	750,007
Petrofac Ltd.	21,188	514,848
Prudential PLC	68,876	795,909
Reed Elsevier PLC	38,896	353,333
Rolls-Royce Group PLC*	17,825,088	28,608
Rolls-Royce Holdings PLC*	122,086	1,263,830
Standard Chartered PLC	47,958	1,260,777
Tullow Oil PLC	38,434	764,893
Wood Group (John) PLC	22,863	237,594
WPP PLC	44,689	559,446
Xstrata PLC	42,612	937,974

		16,274,567

United States — 1.3%
Citigroup, Inc.	32,135	1,338,101

TOTAL COMMON STOCKS (cost $84,024,175)		100,960,302

	Units
RIGHTS*
Spain
CaixaBank, expiring 07/15/11 (cost $0)	94,846	7,152

TOTAL LONG-TERM INVESTMENTS (cost $84,024,175)		100,967,454

	Shares
SHORT-TERM INVESTMENT — 4.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $4,586,446; includes $2,130,024 of cash collateral for securities on loan)(b)(w)(Note 4)	4,586,446	4,586,446

TOTAL INVESTMENTS(o) — 101.5% (cost $88,610,621)		105,553,900
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (1.5)%		(1,517,762)

NET ASSETS — 100.0%		$104,036,138

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,122,829; cash collateral of $2,130,024 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2011, 35 securities representing $30,706,696 and 29.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Japanese Yen,
Expiring 07/08/11	State Street Bank	JPY	38,400	$475,211	$476,985	$1,774
Expiring 07/08/11	State Street Bank	JPY	280,806	3,416,500	3,488,191	71,691

				$3,891,711	$3,965,176	$73,465

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 09/23/11	Citigroup Global Markets	GBP	2,157	$3,522,069	$3,458,199	$63,870
Expiring 09/23/11	Morgan Stanley	GBP	596	951,907	956,554	(4,647)
Canadian Dollar,
Expiring 09/22/11	State Street Bank	CAD	164	167,057	169,679	(2,622)
Euro,
Expiring 09/19/11	State Street Bank	EUR	2,708	3,901,538	3,917,794	(16,256)
Expiring 09/19/11	State Street Bank	EUR	374	532,458	542,857	(10,399)
Expiring 09/19/11	State Street Bank	EUR	236	343,921	341,433	2,488
Japanese Yen,
Expiring 07/08/11	State Street Bank	JPY	364,901	4,292,645	4,532,826	(240,181)
Expiring 07/08/11	State Street Bank	JPY	355,008	4,160,821	4,409,933	(249,112)
Expiring 07/08/11	State Street Bank	JPY	8,025	99,035	99,684	(649)
Expiring 09/21/11	Bank of New York Mellon	JPY	105,445	1,303,702	1,310,434	(6,732)
Expiring 09/21/11	Bank of New York Mellon	JPY	82,617	1,034,886	1,026,736	8,150
Expiring 09/21/11	Bank of New York Mellon	JPY	66,863	834,194	830,950	3,244
Swiss Franc,
Expiring 09/20/11	Northland Securities, Inc.	CHF	427	508,013	508,165	(152)

				$21,652,246	$22,105,244	$(452,998)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$682,641	$—	$—
Austria	354,187	—	—
Belgium	886,917	—	—
Bermuda	502,738	—	—
Brazil	4,244,485	—	—
British Virgin Islands	458,560	—	—
Canada	4,280,861	—	—
Cayman Islands	1,977,774	—	—
Chile	407,698	—	—
China	112,502	1,297,207	—
Denmark	2,660,879	—	—
Finland	546,730	—	—
France	6,951,331	—	—
Germany	10,206,271	—	—
Hong Kong	—	6,617,579	—
India	980,971	—	—
Indonesia	—	1,039,412	—
Ireland	97,782	—	—
Israel	771,215	—	—
Italy	670,359	—	—
Japan	—	16,022,718	—
Luxembourg	1,015,090	—	—
Netherlands	4,211,993	—	—
Singapore	—	2,279,633	—
South Africa	444,392	—	—
South Korea	—	1,675,540	—
Spain	2,461,714	—	—
Sweden	1,002,463	—	—
Switzerland	6,752,556	—	—
Taiwan	1,158,645	574,791	—
United Kingdom	15,046,143	1,228,424	—
United States	1,338,101	—	—
Rights – Spain	7,152	—	—
Affiliated Money Market Mutual Fund	4,586,446	—	—
Other Financial Instuments*
Foreign Forward Currency Contracts	—	(379,533)	—

Total	$74,818,596	$30,355,771	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/10 was $0. $28,992,939 was transferred from Level 1 into Level 2 at 6/30/11 as a result using third-party vendor modeling tools due to the lack any significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Oil, Gas & Consumable Fuels	8.9%
Banks	8.8
Chemicals	6.3
Retail & Merchandising	6.1
Real Estate Operation & Development	5.2
Machinery	4.9
Semiconductors	4.7
Affiliated Money Market Mutual Fund (2.0% represents investments purchased with collateral from securities on loan)	4.4
Internet	4.1
Telecommunications	3.8
Pharmaceuticals	3.5
Diversified Financial Services	3.5
Automobile Manufacturers	3.3
Distribution/Wholesale	3.0
Metals & Mining	2.9
Electronic Components	2.5
Electrical Equipment	2.2
Beverages	2.2
Foods	1.9
Insurance	1.5

Transportation	1.4%
Software	1.3
Commercial Services	1.3
Aerospace & Defense	1.2
Holding Companies – Diversified	1.2
Construction & Engineering	1.2
Office Equipment	1.2
Hotels, Restaurants & Leisure	1.2
Building Materials	1.0
Media	0.9
Diversified Manufacturing	0.9
Media & Entertainment	0.7
Consumer Products & Services	0.7
Auto Parts & Equipment	0.7
Advertising	0.6
Apparel & Textile	0.6
Biotechnology	0.6
Restaurants	0.4
Healthcare Services	0.4
Healthcare Products	0.3

101.5
Liabilities in excess of other assets	(1.5)

100.0%

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Forward Currency Contracts
Foreign exchange contracts		$(534,739)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(379,324)	$(379,324)
Equity contracts	7,152	—	7,152

Total	$7,152	$(379,324)	$(372,172)

For the six months ended June 30, 2011, the Portfolio’s average value at settlement date payable for forward foreign currency exchange purchase contracts was $1,937,949 and the average value at settlement date receivable for forward foreign currency exchange sale contracts was $14,215,670.

SEE NOTES TO FINANCIAL STATEMENTS.

A5

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2011

ASSETS
Investments at value, including securities on loan of $2,122,829:
Unaffiliated investments (cost $84,024,175)	$100,967,454
Affiliated investments (cost $4,586,446)	4,586,446
Cash	3,827
Tax reclaim receivable	953,952
Receivable for investments sold	610,678
Dividends receivable	492,418
Unrealized appreciation on foreign currency forward contracts	151,217
Receivable for Series shares sold	6,546
Prepaid expenses	2,737

Total Assets	107,775,275

LIABILITIES
Collateral for securities on loan	2,130,024
Payable for investments purchased	808,486
Unrealized depreciation on foreign currency forward contracts	530,750
Accrued expenses and other liabilities	125,044
Management fee payable	71,601
Payable for Series shares repurchased	60,381
Payable to custodian	8,938
Distribution fee payable	1,867
Administration fee payable	1,120
Affiliated transfer agent fees payable	926

Total Liabilities	3,739,137

NET ASSETS	$104,036,138

Net assets were comprised of:
Paid-in capital	$138,820,454
Retained earnings	(34,784,316)

Net assets, June 30, 2011	$104,036,138

Class I:
Net asset value and redemption price per share, $94,814,957 / 18,395,460 outstanding shares of beneficial interest	$5.15

Class II:
Net asset value and redemption price per share, $9,221,181 / 1,809,979 outstanding shares of beneficial interest	$5.09

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $191,402 foreign withholding tax)	$2,050,095
Affiliated income from securities lending, net	28,524
Affiliated dividend income	4,550

2,083,169

EXPENSES
Management fee	627,419
Distribution fee—Class II	12,017
Administration fee—Class II	7,210
Custodian’s fees and expenses	130,000
Shareholders’ reports	28,000
Audit fee	12,000
Loan interest expense (Note 8)	6,827
Transfer agent’s fees and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	1,000
Insurance expenses	1,000
Miscellaneous	9,320

Total expenses	849,793

NET INVESTMENT INCOME	1,233,376

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	22,074,874
Foreign currency transactions	(596,194)

21,478,680

Net change in unrealized appreciation (depreciation) on:
Investments	(18,672,921)
Foreign currencies	(257,086)

(18,930,007)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	2,548,673

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,782,049

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,233,376	$1,221,711
Net realized gain on investment and foreign currency transactions	21,478,680	25,833,405
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(18,930,007)	(5,671,852)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,782,049	21,383,264

DISTRIBUTIONS
Class I	(1,181,454)	(2,389,158)
Class II	(39,406)	(122,040)

TOTAL DISTRIBUTIONS	(1,220,860)	(2,511,198)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	5,359,346	10,982,406
Series shares issued in reinvestment of distributions	1,220,860	2,511,198
Series shares repurchased	(77,340,574)	(33,792,253)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(70,760,368)	(20,298,649)

TOTAL DECREASE IN NET ASSETS	(68,199,179)	(1,426,583)
NET ASSETS:
Beginning of period	172,235,317	173,661,900

End of period	$104,036,138	$172,235,317

SEE NOTES TO FINANCIAL STATEMENTS.

A6

SP INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS — 96.0%	Shares	Value (Note 2)

Australia — 4.7%
Bendigo and Adelaide Bank Ltd.	32,600	$310,874
BHP Billiton Ltd.	30,042	1,419,808
Caltex Australia Ltd.	42,700	541,792
Challenger Ltd.	123,500	650,614
Downer EDI Ltd.	101,900	407,179
Echo Entertainment Group Ltd.*	45,000	198,368
Emeco Holdings Ltd.	372,800	454,188
Goodman Fielder Ltd.	339,700	386,972
National Australia Bank Ltd.	41,400	1,144,601
OneSteel Ltd.	269,600	538,387
Pacific Brands Ltd.	502,100	376,061
Tabcorp Holdings Ltd.	48,600	171,926
Telstra Corp. Ltd.	188,300	585,119

		7,185,889

Austria — 0.7%
OMV AG	15,300	668,396
Voestalpine AG	6,500	358,802

		1,027,198

Belgium — 0.7%
AGFA-Gevaert NV*	84,400	376,972
Delhaize Group SA	7,300	547,304
Dexia NV/SA*	27,423	85,381

		1,009,657

Bermuda — 0.4%
Seadrill Ltd.	19,395	682,671

Brazil — 1.5%
BM&FBOVESPA SA	112,850	746,235
Embraer SA, ADR	22,340	687,625
Natura Cosmeticos SA	35,600	892,367

		2,326,227

Canada — 2.6%
Canadian National Railway Co.	14,760	1,180,555
Canadian Natural Resources Ltd.	24,278	1,017,740
Cenovus Energy, Inc.	19,183	724,000
Potash Corp. of Saskatchewan, Inc.	19,380	1,104,466

		4,026,761

Cayman Islands — 0.2%
Tencent Holdings Ltd.	14,018	382,585

China — 2.2%
China Life Insurance Co. Ltd. (Class H Stock)	185,540	640,619
China Merchants Bank Co. Ltd. (Class H Stock)	403,382	979,200
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,415,220	1,079,454
Sinopharm Group Co. Ltd. (Class H Stock)	212,698	716,876

		3,416,149

Denmark — 1.5%
Danske Bank A/S	13,800	255,560
H. Lundbeck A/S	16,000	420,889
Novo Nordisk A/S (Class B Stock)	13,023	1,634,395

		2,310,844

COMMON STOCKS (continued)	Shares	Value (Note 2)

Finland — 0.4%
Nokia Oyj	49,100	$318,276
Tieto Oyj	21,500	363,852

		682,128

France — 10.1%
Air Liquide SA	10,234	1,466,876
AXA SA	19,800	449,935
BNP Paribas	30,180	2,329,652
Ciments Francais SA	4,200	444,497
Credit Agricole SA	53,627	806,450
France Telecom SA	20,300	431,711
Lafarge SA	16,998	1,083,235
LVMH Moet Hennessy Louis Vuitton SA	10,155	1,827,541
Publicis Groupe SA	19,155	1,068,055
Rallye SA	5,500	228,509
Renault SA	5,700	337,951
Sanofi	18,907	1,520,062
SCOR SE	13,800	392,239
Societe Generale	9,318	552,934
Thales SA	6,300	271,659
Total SA	21,200	1,226,045
Valeo SA	6,500	443,777
Vivendi SA	27,600	767,467

		15,648,595

Germany — 9.4%
Adidas AG	15,030	1,192,234
Allianz SE	14,600	2,039,528
BASF SE	10,000	979,872
Deutsche Bank AG	31,330	1,851,413
E.ON AG	12,200	346,496
Fresenius Medical Care AG & Co. KGaA	19,730	1,474,929
Hannover Rueckversicherung AG	6,900	359,869
Merck KGaA	2,200	239,085
MTU Aero Engines Holding AG	3,600	287,549
Muenchener Rueckversicherungs-Gesellschaft AG	3,700	565,801
Rheinmetall AG	7,400	655,138
RWE AG	6,300	349,315
SAP AG	29,676	1,796,707
Siemens AG	12,600	1,730,358
ThyssenKrupp AG	13,800	717,136

		14,585,430

Hong Kong — 2.9%
Chaoda Modern Agriculture Holdings Ltd.	567,462	247,370
CNOOC Ltd.	676,389	1,593,154
First Pacific Co. Ltd.	604,000	539,903
Hong Kong Exchanges and Clearing Ltd.	71,977	1,515,610
Kingboard Chemical Holdings Ltd.	120,000	557,505
Solomon Systech International Ltd.	525,000	25,677

		4,479,219

Indonesia
Salim Ivomas Pratama TBK PT*	7,248	997

SEE NOTES TO FINANCIAL STATEMENTS.

A7

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Ireland — 0.6%
Covidien PLC	16,450	$875,633
Irish Life & Permanent Group Holdings PLC*	45,500	1,782

		877,415

Israel — 1.5%
Bank Hapoalim BM*	73,200	364,063
Check Point Software Technologies Ltd.*	3,000	170,550
Elbit Systems Ltd.	6,900	326,949
Teva Pharmaceutical Industries Ltd., ADR	31,309	1,509,720

		2,371,282

Italy — 1.7%
Banco Popolare Scarl	23,700	54,612
Enel SpA	132,800	867,385
ENI SpA	38,600	912,970
Finmeccanica SpA	30,000	363,047
Fondiaria-Sai SpA	17,000	67,351
Telecom Italia SpA	277,700	386,399

		2,651,764

Japan — 16.6%
Aoyama Trading Co. Ltd.	30,100	519,066
Canon, Inc.	21,420	1,018,871
Circle K Sunkus Co. Ltd.	18,300	285,568
COMSYS Holdings Corp.	30,700	307,863
Dai-ichi Life Insurance Co. Ltd. (The)	459	643,673
Fanuc Corp.	5,512	921,733
Fukuoka Financial Group, Inc.	98,000	409,599
Fuyo General Lease Co. Ltd.	13,100	444,083
Hitachi Capital Corp.	25,100	340,438
Itochu Techno-Solutions Corp.	12,200	433,072
JX Holdings, Inc.	60,600	407,598
K’s Holdings Corp.	13,400	579,390
KDDI Corp.	238	1,712,395
Keihin Corp.	21,500	454,991
Keiyo Bank Ltd. (The)	83,000	417,650
Komatsu Ltd.	53,500	1,670,438
Kurabo Industries Ltd.	108,000	216,728
Kyorin Holdings, Inc.	25,000	497,400
Kyowa Exeo Corp.	41,600	422,076
Marubeni Corp.	94,000	624,706
Miraca Holdings, Inc.	7,400	299,823
Mitsubishi Corp.	8,900	222,303
Mitsubishi UFJ Financial Group, Inc.	246,590	1,201,716
Mitsui & Co. Ltd.	19,800	342,344
Mizuho Financial Group, Inc.	287,900	473,201
Nichirei Corp.	90,000	384,485
Nippon Electric Glass Co. Ltd.	23,000	295,116
Nippon Shokubai Co. Ltd.	31,000	378,224
Nippon Telegraph & Telephone Corp.	15,500	747,593
Nissan Shatai Co. Ltd.	45,000	347,467
NTT DoCoMo, Inc.	400	714,377
Sankyo Co. Ltd.	5,800	299,672
Sankyu, Inc.	91,000	425,473
Seino Holdings Co. Ltd.	60,000	431,562
Shimachu Co. Ltd.	17,400	424,797

COMMON STOCKS (continued)	Shares	Value (Note 2)

Japan (continued)
Shizuoka Gas Co. Ltd.	77,000	$435,864
Sumitomo Bakelite Co. Ltd.	35,000	234,442
Sumitomo Corp.	52,800	718,305
Sumitomo Mitsui Financial Group, Inc.	26,300	810,952
Sumitomo Mitsui Trust Holdings, Inc.	41,720	145,216
Takeda Pharmaceutical Co. Ltd.	8,500	392,844
Toagosei Co. Ltd.	82,000	413,022
Toppan Forms Co. Ltd.	50,100	398,763
Toyota Motor Corp.	34,680	1,428,094
Toyota Tsusho Corp.	24,500	420,490
Tsuruha Holdings, Inc.	8,200	392,269
Yokohama Rubber Co. Ltd. (The)	82,700	477,124

		25,582,876

Liechtenstein — 0.2%
Verwaltungs-und Privat-Bank AG	2,300	302,016

Luxembourg — 0.9%
ArcelorMittal	38,000	1,322,269

Mexico — 0.7%
Wal-Mart de Mexico SAB de CV (Class V Stock)	340,060	1,009,274

Netherlands — 3.5%
ING Groep NV, CVA*	152,700	1,879,797
Koninklijke Ahold NV	28,200	378,928
Koninklijke DSM NV	9,800	636,038
Koninklijke Philips Electronics NV	13,500	346,711
Nutreco NV	3,600	264,735
Schlumberger Ltd.	17,700	1,529,280
Yandex NV	11,200	397,712

		5,433,201

New Zealand — 0.3%
Air New Zealand Ltd.	580,000	539,033

Norway — 0.5%
DnB NOR ASA	29,200	407,003
Statoil ASA	17,200	435,487

		842,490

South Korea — 1.1%
Hyundai Motor Co.	7,488	1,669,327

Spain — 3.0%
Banco Bilbao Vizcaya Argentaria SA	32,400	380,110
Banco Espanol de Credito SA	40,600	313,811
Banco Santander SA	90,700	1,047,368
Repsol YPF SA	27,200	944,297
Telefonica SA	77,596	1,897,196

		4,582,782

Sweden — 2.1%
Boliden AB	35,600	657,383
Electrolux AB (Class B Stock)	14,800	353,083
Hennes & Mauritz AB (Class B Stock)	39,274	1,354,211
Meda AB	26,400	287,156
NCC AB (Class B Stock)	11,400	259,353
Svenska Cellulosa AB (Class B Stock)	27,500	387,162

		3,298,348

SEE NOTES TO FINANCIAL STATEMENTS.

A8

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Switzerland — 6.3%
Baloise Holding AG	6,800	$701,636
Clariant AG	30,800	588,708
Credit Suisse Group AG	43,900	1,707,440
Georg Fischer AG	500	274,903
Julius Baer Group Ltd.	16,232	670,517
Nestle SA	25,300	1,572,317
Novartis AG	41,252	2,526,884
Roche Holding AG	2,200	368,171
Swiss Re Ltd.*	8,100	454,833
Zurich Financial Services AG	3,300	834,469

		9,699,878

Taiwan — 0.9%
HTC Corp.	41,100	1,389,642

Turkey — 0.5%
Turkiye Garanti Bankasi A/S	154,800	701,989

United Kingdom — 18.3%
ARM Holdings PLC	75,900	716,279
AstraZeneca PLC	28,900	1,441,591
Aviva PLC	77,400	545,342
BAE Systems PLC	157,100	803,061
Barclays PLC	87,400	359,731
Beazley PLC	207,230	415,744
Berendsen PLC	49,400	432,102
BG Group PLC	62,650	1,421,784
BP PLC	120,000	883,336
British American Tobacco PLC	37,812	1,657,351
BT Group PLC	329,000	1,063,982
Carnival PLC	34,355	1,330,486
Cookson Group PLC	60,700	655,155
Dairy Crest Group PLC	40,400	239,909
Drax Group PLC	44,300	357,986
DS Smith PLC	106,800	430,409
GlaxoSmithKline PLC	34,900	747,213
Home Retail Group PLC	149,600	393,046
Kingfisher PLC	264,130	1,132,706
Legal & General Group PLC	291,300	552,613
Logica PLC	179,700	386,470
Marston’s PLC	104,410	170,590
Next PLC	16,100	600,775
Old Mutual PLC	204,000	436,766
Pearson PLC	38,251	721,960
Reckitt Benckiser Group PLC	27,273	1,505,756
Rexam PLC	71,100	436,822
Royal Dutch Shell PLC (Class B Stock)	66,100	2,359,388
RSA Insurance Group PLC	195,300	422,841
SABMiller PLC	22,924	835,731
Standard Chartered PLC	51,721	1,359,703
Tesco PLC	238,321	1,537,629
Thomas Cook Group PLC	150,100	320,402

COMMON STOCKS (continued)	Shares	Value (Note 2)

United Kingdom (continued)
Tullett Prebon PLC	57,600	$327,534
Vodafone Group PLC	203,100	538,823
WM Morrison Supermarkets PLC	146,400	699,493

		28,240,509

TOTAL COMMON STOCKS (cost $122,955,682)		148,278,445

PREFERRED STOCK — 1.2%
Germany
Volkswagen AG (PRFC Shares) (cost $783,953)	9,056	1,869,430

	Units
RIGHTS*
Italy
Fondiaria-Sai SpA, expiring 7/15/11 (cost $290,070)	17,000	42,649

TOTAL LONG-TERM INVESTMENTS (cost $124,029,705)		150,190,524

	Shares
SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $1,476,290)(w)(Note 4)	1,476,290	1,476,290

TOTAL INVESTMENTS — 98.2% (cost $125,505,995)		151,666,814
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 1.8%		2,706,376

NET ASSETS — 100.0%		$154,373,190

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
EUR	Euro

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Other assets in excess of liabilities includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2011:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Euro,
Expiring 08/24/11	State Street Bank	EUR	2,233	$3,155,568	$3,232,831	$(77,263)
Expiring 11/09/11	State Street Bank	EUR	1,394	1,997,626	2,013,410	(15,784)

				$5,153,194	$5,246,241	$(93,047)

SEE NOTES TO FINANCIAL STATEMENTS.

A9

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$198,368	$6,987,521	$—
Austria	1,027,198	—	—
Belgium	1,009,657	—	—
Bermuda	682,671	—	—
Brazil	2,326,227	—	—
Canada	4,026,761	—	—
Cayman Islands	—	382,585	—
China	716,876	2,699,273	—
Denmark	2,310,844	—	—
Finland	682,128	—	—
France	15,648,595	—	—
Germany	14,585,430	—	—
Hong Kong	—	4,479,219	—
Indonesia	997	—	—
Ireland	877,415	—	—
Israel	2,371,282	—	—
Italy	2,651,764	—	—
Japan	—	25,582,876	—
Liechtenstein	302,016	—	—
Luxembourg	1,322,269	—	—
Mexico	1,009,274	—	—
Netherlands	5,433,201	—	—
New Zealand	—	539,033	—
Norway	842,490	—	—
South Korea	—	1,669,327	—
Spain	4,582,782	—	—
Sweden	3,298,348	—	—
Switzerland	9,699,878	—	—
Taiwan	—	1,389,642	—
Turkey	701,989	—	—
United Kingdom	28,240,509	—	—
Preferred Stock – Germany	1,869,430	—	—
Rights – Italy	42,649	—	—
Affiliated Money Market Mutual Fund	1,476,290	—	—
Other Financial Instuments*
Foreign Forward Currency Contracts	—	(93,047)	—

Total	$107,937,338	$43,636,429	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/10 was $0. $59,708,859 was transferred from Level 1 into Level 2 at 6/30/11 as a result using third-party vendor modeling tools due to the lack any significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

SEE NOTES TO FINANCIAL STATEMENTS.

A10

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2011 were as follows:

Banks	13.3%
Oil & Gas	10.0
Pharmaceuticals	8.0
Insurance	7.4
Telecommunications	5.5
Retail	4.5
Chemicals	3.6
Food	3.5
Diversified Financial Services	2.6
Auto Manufacturers	2.4
Iron/Steel	2.0
Aerospace/Defense	1.7
Computers	1.6
Holding Companies – Diversified	1.5
Distribution/Wholesale	1.5
Transportation	1.4
Mining	1.3
Hotels, Restaurants & Leisure	1.3
Software	1.3
Household Products/ Wares	1.2
Germany	1.2
Miscellaneous Manufacturing	1.1
Machinery – Construction & Mining	1.1
Agriculture	1.1
Electric	1.0
Building Materials	1.0
Media	1.0
Affiliated Money Market Mutual Fund	1.0
Healthcare – Services	1.0

Engineering & Construction	1.0%
Auto Parts & Equipment	0.9
Industrial Conglomerates	0.8
Apparel	0.8
Advertising	0.7
Office Equipment	0.7
Machinery & Equipment	0.6
Cosmetics/Personal Care	0.6
Healthcare Products	0.6
Commercial Services	0.6
Beverages	0.5
Forest & Paper Products	0.5
Internet	0.5
Semiconductors	0.5
Foods	0.4
Electronics	0.4
Electronic Components & Equipment	0.4
Airlines	0.3
Entertainment	0.3
Trading Companies & Distributors	0.3
Containers & Packaging	0.3
Gas	0.3
Healthcare Technology	0.2
Independent Power Producers & Energy Traders	0.2
Home Furnishings	0.2
Machinery	0.2
Food Products	0.2
Textiles	0.1

98.2
Other assets in excess of liabilities	1.8

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	—	$—	Unrealized depreciation on foreign currency forward contracts	$93,047
Equity contracts	Unaffiliated investments	42,649	—	—

Total		$42,649		$93,047

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(467,455)	$(467,455)
Equity contracts	(64,597)	—	(64,597)

Total	$(64,597)	$(467,455)	$(532,052)

SEE NOTES TO FINANCIAL STATEMENTS.

A11

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$201,384	$201,384
Equity contracts	(247,421)	—	(247,421)

Total	$(247,421)	$201,384	$(46,037)

For the six months ended June 30, 2011, the Portfolio’s average value at settlement date payable for forward foreign currency exchange purchase contracts was $1,953,385 and the average value at settlement date receivable for forward foreign currency exchange sale contracts was $5,209,095.

SEE NOTES TO FINANCIAL STATEMENTS.

A12

SP INTERNATIONAL VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS
Investments at value:
Unaffiliated investments (cost $124,029,705)	$150,190,524
Affiliated investments (cost $1,476,290)	1,476,290
Foreign currency, at value (cost $1,398,189)	1,404,817
Cash	23,199
Tax reclaim receivable	1,179,212
Dividends receivable	578,531
Receivable for investments sold	40,910
Receivable for Series shares sold	1,364
Prepaid expenses	1,884

Total Assets	154,896,731

LIABILITIES
Payable for investments purchased	154,349
Accrued expenses and other liabilities	121,648
Management fee payable	111,891
Unrealized depreciation on foreign currency forward contracts	93,047
Payable for Series shares repurchased	41,680
Affiliated transfer agent fees payable	926

Total Liabilities	523,541

NET ASSETS	$154,373,190

Net assets were comprised of:
Paid-in capital	$162,028,938
Retained earnings	(7,655,748)

Net assets, June 30, 2011	$154,373,190

Net asset value and redemption price per share, $154,373,190 / 21,769,529 outstanding shares of beneficial interest	$7.09

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $351,645 foreign withholding tax)	$4,009,996
Affiliated dividend income	1,909
Interest income	330

4,012,235

EXPENSES
Management fee	863,695
Custodian’s fees and expenses	107,000
Shareholders’ reports	18,000
Audit fee	12,000
Loan interest expense (Note 8)	6,201
Transfer agent’s fees and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	2,000
Insurance expenses	1,000
Miscellaneous	16,739

Total expenses	1,041,635

NET INVESTMENT INCOME	2,970,600

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	13,984,870
Foreign currency transactions	(169,300)

13,815,570

Net change in unrealized appreciation (depreciation) on:
Investments	(2,881,739)
Foreign currencies	336,290

(2,545,449)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	11,270,121

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,240,721

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,970,600	$3,543,885
Net realized gain on investment and foreign currency transactions	13,815,570	2,325,645
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,545,449)	15,412,324

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	14,240,721	21,281,854

DISTRIBUTIONS	(3,540,580)	(4,428,920)

SERIES SHARE TRANSACTIONS:
Series shares sold [955,532 and 4,060,251 shares, respectively]	6,912,337	25,034,179
Series shares issued in reinvestment of distributions [513,872 and 781,115 shares, respectively]	3,540,580	4,428,920
Series shares repurchased [10,480,715 and 6,078,825 shares, respectively]	(78,247,870)	(38,110,702)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(67,794,953)	(8,647,603)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(57,094,812)	8,205,331
NET ASSETS:
Beginning of period	211,468,002	203,262,671

End of period	$154,373,190	$211,468,002

SEE NOTES TO FINANCIAL STATEMENTS.

A13

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 1.2%
ITT Corp.(a)	50,536	$2,978,087

Air Freight & Logistics — 0.8%
Expeditors International of Washington, Inc.	40,297	2,062,803

Beverages — 0.6%
Hansen Natural Corp.(b)	19,347	1,566,140

Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc.(b)	41,983	1,974,461
BioMarin Pharmaceutical, Inc.(a)(b)	49,090	1,335,739
United Therapeutics Corp.(a)(b)	27,174	1,497,287

		4,807,487

Building Products — 0.5%
Owens Corning(b)	34,272	1,280,059

Capital Markets — 2.1%
Eaton Vance Corp.	117,781	3,560,520
TD Ameritrade Holding Corp.	78,949	1,540,295

		5,100,815

Chemicals — 3.1%
Albemarle Corp.	21,995	1,522,054
Ecolab, Inc.	70,928	3,998,920
FMC Corp.	25,135	2,162,113

		7,683,087

Commercial Services & Supplies — 1.0%
Iron Mountain, Inc.	73,801	2,515,876

Communications Equipment — 3.5%
Ciena Corp.(a)(b)	49,550	910,729
F5 Networks, Inc.(b)	17,451	1,923,973
Finisar Corp.(a)(b)	65,300	1,177,359
Juniper Networks, Inc.(b)	95,945	3,022,267
Riverbed Technology, Inc.(a)(b)	38,290	1,515,901

		8,550,229

Computers & Peripherals — 1.2%
NetApp, Inc.(a)(b)	54,984	2,902,056

Electrical Equipment — 3.4%
AMETEK, Inc.	89,731	4,028,922
Roper Industries, Inc.	51,876	4,321,271

		8,350,193

Electronic Equipment & Instruments — 3.0%
Amphenol Corp. (Class A Stock)	56,076	3,027,543
Anixter International, Inc.	26,240	1,714,522
FLIR Systems, Inc.	78,596	2,649,471

		7,391,536

Energy Equipment & Services — 1.6%
Cameron International Corp.(b)	54,983	2,765,095
Nabors Industries Ltd.(b)	46,442	1,144,331

		3,909,426

Food & Staples Retailing — 0.7%
Whole Foods Market, Inc.	26,181	1,661,184

Food Products — 3.6%
Bunge Ltd.	38,129	2,628,995
J.M. Smucker Co. (The)	34,104	2,606,910

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food Products (continued)
Mead Johnson Nutrition Co.	29,406	$1,986,375
Ralcorp Holdings, Inc.(b)	19,666	1,702,682

		8,924,962

Healthcare Equipment & Supplies — 2.0%
C.R. Bard, Inc.	26,803	2,944,577
IDEXX Laboratories, Inc.(a)(b)	9,639	747,601
Neogen Corp.(b)	29,976	1,355,215

		5,047,393

Healthcare Providers & Services — 6.6%
DaVita, Inc.(b)	53,883	4,666,807
Henry Schein, Inc.(b)	52,182	3,735,709
Laboratory Corp. of America Holdings(a)(b)	32,817	3,176,357
Quest Diagnostics, Inc.	19,916	1,177,036
Universal Health Services, Inc. (Class B Stock)	67,536	3,480,130

		16,236,039

Hotels, Restaurants & Leisure — 4.8%
Darden Restaurants, Inc.	65,823	3,275,352
Tim Hortons, Inc.	90,670	4,425,603
Yum! Brands, Inc.	75,492	4,170,178

		11,871,133

Household Products — 1.8%
Church & Dwight Co., Inc.	108,699	4,406,657

Insurance — 1.3%
W.R. Berkley Corp.	98,637	3,199,784

Internet & Catalog Retail
HomeAway, Inc.(b)	1,100	42,570

Internet Software & Services — 1.5%
VeriSign, Inc.	111,850	3,742,501

IT Services — 3.0%
Alliance Data Systems Corp.(a)(b)	45,118	4,244,250
Gartner, Inc.(b)	31,171	1,255,880
Teradata Corp.(b)	31,795	1,914,059

		7,414,189

Life Sciences Tools & Services — 3.3%
Agilent Technologies, Inc.(b)	61,730	3,155,020
Thermo Fisher Scientific, Inc.(b)	18,947	1,219,997
Waters Corp.(b)	40,002	3,829,792

		8,204,809

Machinery — 1.2%
IDEX Corp.	66,707	3,058,516

Media
Interpublic Group of Cos., Inc. (The)	399	4,988

Metals & Mining — 2.2%
Agnico-Eagle Mines Ltd.	36,709	2,317,439
Reliance Steel & Aluminum Co.	38,576	1,915,299
Silver Wheaton Corp.	37,607	1,241,031

		5,473,769

Multiline Retail — 2.9%
Dollar Tree, Inc.(b)	71,173	4,741,545
Nordstrom, Inc.	52,003	2,441,021

		7,182,566

SEE NOTES TO FINANCIAL STATEMENTS.

A14

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels — 6.3%
Cimarex Energy Co.	28,266	$2,541,679
Cobalt International Energy, Inc.(b)	86,594	1,180,276
Concho Resources, Inc.(b)	13,711	1,259,355
Denbury Resources, Inc.(b)	132,924	2,658,480
Forest Oil Corp.(b)	39,782	1,062,577
Noble Energy, Inc.	28,319	2,538,232
Southwestern Energy Co.(b)	101,836	4,366,728

		15,607,327

Pharmaceuticals — 2.9%
Perrigo Co.	43,197	3,795,720
Valeant Pharmaceuticals International, Inc. (Canada)(a)	63,380	3,293,225

		7,088,945

Professional Services — 1.9%
IHS, Inc. (Class A Stock)(b)	18,077	1,507,983
Robert Half International, Inc.	118,183	3,194,487

		4,702,470

Real Estate Investment Trusts — 1.4%
Annaly Capital Management, Inc.	194,296	3,505,100

Road & Rail — 0.7%
JB Hunt Transport Services, Inc.	38,552	1,815,414

Semiconductors & Semiconductor Equipment — 5.3%
Altera Corp.	64,780	3,002,553
Atmel Corp.(b)	135,232	1,902,714
Broadcom Corp. (Class A Stock)	74,640	2,510,889
Maxim Integrated Products, Inc.	93,071	2,378,895
Xilinx, Inc.	87,806	3,202,285

		12,997,336

Software — 6.0%
Ariba, Inc.(b)	61,798	2,130,177
Check Point Software Technologies(a)(b)	89,775	5,103,709
Intuit, Inc.(b)	46,016	2,386,390
Red Hat, Inc.(b)	53,839	2,471,210
Salesforce.com, Inc.(a)(b)	11,292	1,682,282
SuccessFactors, Inc.(a)(b)	37,891	1,113,995

		14,887,763

Specialty Retail — 7.3%
Bed Bath & Beyond, Inc.(b)	60,037	3,504,360
Guess?, Inc.	71,774	3,018,814
O’Reilly Automotive, Inc.(b)	37,993	2,488,921
Ross Stores, Inc.	51,387	4,117,127
TJX Cos., Inc.	66,352	3,485,471
Williams-Sonoma, Inc.	39,476	1,440,479

		18,055,172

Textiles, Apparel & Luxury Goods — 1.9%
Deckers Outdoor Corp.(a)(b)	15,175	1,337,525
Phillips-Van Heusen Corp.	51,890	3,397,238

		4,734,763

Trading Companies & Distributors — 1.2%
Fastenal Co.(a)	78,662	2,831,045

COMMON STOCKS (continued)	Shares	Value (Note 2)

Wireless Telecommunication Services — 6.1%
American Tower Corp. (Class A Stock)(b)	82,859	$4,336,012
Crown Castle International Corp.(b)	120,913	4,932,041
NII Holdings, Inc.(b)	135,994	5,763,426

		15,031,479

TOTAL LONG-TERM INVESTMENTS (cost $174,927,627)		246,825,668

SHORT-TERM INVESTMENT — 14.1%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $34,903,399; includes $33,933,759 of cash collateral received for securities on loan)(Note 4)(c)(d)	34,903,399	34,903,399

TOTAL INVESTMENTS — 113.9% (cost $209,831,026)		281,729,067
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.9)%		(34,363,722)

NET ASSETS — 100.0%		$247,365,345

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,564,010; cash collateral of $33,933,759 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(b)	Non-income producing security.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange-traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A15

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$246,825,668	$—	$—
Affiliated Money Market Mutual Fund	34,903,399	—	—

Total	$281,729,067	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (including 13.7% of collateral received for securities on loan)	14.1%
Specialty Retail	7.3
Healthcare Providers & Services	6.6
Oil, Gas & Consumable Fuels	6.3
Wireless Telecommunication Services	6.1
Software	6.0
Semiconductors & Semiconductor Equipment	5.3
Hotels, Restaurants & Leisure	4.8
Food Products	3.6
Communications Equipment	3.5
Electrical Equipment	3.4
Life Sciences Tools & Services	3.3
Chemicals	3.1
Electronic Equipment & Instruments	3.0

IT Services	3.0%
Multiline Retail	2.9
Pharmaceuticals	2.9
Metals & Mining	2.2
Capital Markets	2.1
Healthcare Equipment & Supplies	2.0
Biotechnology	1.9
Professional Services	1.9
Textiles, Apparel & Luxury Goods	1.9
Household Products	1.8
Energy Equipment & Services	1.6
Internet Software & Services	1.5
Real Estate Investment Trusts	1.4
Insurance	1.3
Aerospace & Defense	1.2
Computers & Peripherals	1.2
Machinery	1.2
Trading Companies & Distributors	1.2
Commercial Services & Supplies	1.0
Air Freight & Logistics	0.8
Food & Staples Retailing	0.7
Road & Rail	0.7
Beverages	0.6
Building Products	0.5

113.9
Liabilities in excess of other assets	(13.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A16

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2011

ASSETS
Investments, at value including securities on loan of $33,564,010:
Unaffiliated investments (cost $174,927,627)	$246,825,668
Affiliated investments (cost $34,903,399)	34,903,399
Cash	1,351
Receivable for investments sold	712,120
Dividends and interest receivable	210,532
Receivable for Series shares sold	1,439
Prepaid expenses	557

Total Assets	282,655,066

LIABILITIES
Collateral for securities on loan	33,933,759
Payable for investments purchased	814,996
Payable for Series shares repurchased	304,861
Management fee payable	118,441
Accrued expenses and other liabilities	112,768
Deferred trustees’ fees	3,866
Affiliated transfer agent fee payable	926
Distribution fee payable	65
Administration fee payable	39

Total Liabilities	35,289,721

NET ASSETS	$247,365,345

Net assets were comprised of:
Paid-in capital	$183,463,102
Retained earnings	63,902,243

Net assets, June 30, 2011	$247,365,345

Class I:
Net asset value and redemption price per share, $247,038,664 / 29,489,157 outstanding shares of beneficial interest	$8.38

Class II:
Net asset value and redemption price per share, $326,681 / 40,315 outstanding shares of beneficial interest	$8.10

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $7,739)	$1,344,405
Affiliated income from securities loaned, net	24,453
Affiliated dividend income	2,256

1,371,114

EXPENSES
Management fee	733,655
Distribution fee—Class II	394
Administration fee—Class II	236
Custodian’s fees and expenses	15,000
Shareholders’ reports	13,000
Audit fee	9,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Insurance expenses	1,000
Commitment fee on syndicated credit agreement	1,000
Loan interest expense (Note 8)	44
Miscellaneous	5,283

Total expenses	792,612

NET INVESTMENT INCOME	578,502

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on Investment transactions	12,299,500

Net change in unrealized appreciation (depreciation) on investments	10,041,976

NET GAIN ON INVESTMENTS	22,341,476

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,919,978

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$578,502	$1,360,578
Net realized gain on investments	12,299,500	22,125,238
Net change in unrealized appreciation (depreciation) on investments	10,041,976	11,739,681

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	22,919,978	35,225,497

DISTRIBUTIONS:
Class I	(3,329,895)	(802,873)
Class II	(3,362)	(618)

TOTAL DISTRIBUTIONS	(3,333,257)	(803,491)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	5,096,958	8,450,511
Series shares issued in reinvestment of distributions	3,333,257	803,491
Net asset value of shares issued in merger (Note 10)	—	87,093,383
Series shares repurchased	(23,399,540)	(30,651,077)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(14,969,325)	65,696,308

TOTAL INCREASE IN NET ASSETS	4,617,396	100,118,314
NET ASSETS:
Beginning of period	242,747,949	142,629,635

End of period	$247,365,345	$242,747,949

SEE NOTES TO FINANCIAL STATEMENTS.

A17

SP SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS — 95.2%	Shares	Value (Note 2)

Aerospace & Defense — 0.7%
AAR Corp.(a)	22,593	$612,045
Kaman Corp.	22,539	799,458

		1,411,503

Airlines — 0.4%
JetBlue Airways Corp.*(a)	119,662	729,938

Auto Components — 1.0%
Cooper Tire & Rubber Co.	29,310	580,045
Dana Holding Corp.*(a)	17,802	325,777
Superior Industries International, Inc.	26,550	587,020
Visteon Corp.*	7,563	517,385

		2,010,227

Automotive Parts — 0.5%
Tenneco, Inc.*	21,828	961,960

Banks — 1.2%
Bridge Capital Holdings*(a)	5,763	63,854
Dime Community Bancshares, Inc.	16,408	238,572
East West Bancorp, Inc.(a)	14,670	296,481
Hancock Holding Co.	17,783	550,917
Lakeland Financial Corp.	9,185	204,458
Pinnacle Financial Partners, Inc.*(a)	19,133	297,709
Sierra Bancorp(a)	5,259	59,532
Trico Bancshares(a)	12,333	180,062
UMB Financial Corp.	13,193	552,523

		2,444,108

Building Materials — 0.4%
Comfort Systems USA, Inc.	56,218	596,473
Universal Forest Products, Inc.	11,775	282,129

		878,602

Building Products — 0.5%
Gibraltar Industries, Inc.*	61,460	695,727
Simpson Manufacturing Co., Inc.	13,530	404,141

		1,099,868

Capital Markets — 3.3%
Affiliated Managers Group, Inc.*	12,180	1,235,661
Artio Global Investors, Inc.(a)	89,210	1,008,073
Cohen & Steers, Inc.(a)	5,364	177,817
HFF, Inc. (Class A Stock)*	101,740	1,535,257
MF Global Holdings Ltd.*(a)	42,110	325,931
Raymond James Financial, Inc.	25,560	821,754
Stifel Financial Corp.*(a)	31,896	1,143,791
Waddell & Reed Financial, Inc. (Class A Stock)	15,650	568,877

		6,817,161

Chemicals — 2.7%
Ferro Corp.*	46,250	621,600
Fuller (H.B.) Co.	29,884	729,767
Koppers Holdings, Inc.	19,470	738,497
Minerals Technologies, Inc.	15,743	1,043,603
PolyOne Corp.	111,330	1,722,275
Schulman, (A.), Inc.	19,140	482,137
Tronox, Inc.*(a)	1,139	159,460

		5,497,339

COMMON STOCKS (continued)	Shares	Value (Note 2)

Clothing & Apparel — 0.7%
Deckers Outdoor Corp.*	4,333	$381,911
G-III Apparel Group Ltd.*(a)	8,699	299,941
Iconix Brand Group, Inc.*(a)	30,353	734,543

		1,416,395

Commercial Banks — 7.1%
Bancorp, Inc. (The)*	189,249	1,977,652
BancorpSouth, Inc.	12,056	149,615
CoBiz Financial, Inc.	20,467	133,854
Community Bank System, Inc.	9,862	244,479
Cullen/Frost Bankers, Inc.	13,320	757,242
First Midwest Bancorp, Inc.	37,877	465,508
First Republic Bank*(a)	4,850	156,558
First Security Group, Inc.*	141,454	91,945
FirstMerit Corp.(a)	65,363	1,079,143
FNB Corp.(a)	38,507	398,547
Heritage Financial Corp.	10,898	140,911
IBERIABANK Corp.	25,997	1,498,467
PrivateBancorp, Inc.	27,201	375,374
Sandy Spring Bancorp, Inc.	9,967	179,306
Signature Bank*(a)	47,836	2,736,219
Simmons First National Corp. (Class A Stock)	6,369	163,429
SVB Financial Group*(a)	24,830	1,482,599
Tompkins Financial Corp.(a)	7,319	287,198
Umpqua Holdings Corp.	56,480	653,474
Webster Financial Corp.	25,573	537,545
Wintrust Financial Corp.(a)	28,470	916,165

		14,425,230

Commercial Services — 1.0%
Convergys Corp.*	40,446	551,684
Monro Muffler Brake, Inc.(a)	11,984	446,883
On Assignment, Inc.*	32,688	321,323
Team Health Holdings, Inc.*	30,277	681,535

		2,001,425

Commercial Services & Supplies — 1.0%
EnergySolutions, Inc.	66,948	330,723
Medifast, Inc.*(a)	12,051	285,970
PHH Corp.*(a)	16,464	337,841
TMS International Corp. (Class A Stock)*	41,000	535,050
United Stationers, Inc.	14,380	509,484

		1,999,068

Communication Equipment — 1.6%
Bel Fuse, Inc. (Class B Stock) (Class B Stock)	9,530	206,706
Black Box Corp.	14,560	455,291
Digi International, Inc.*	40,350	524,550
InterDigital, Inc.	450	18,383
Plantronics, Inc.(a)	55,457	2,025,844

		3,230,774

Computer Hardware — 0.5%
Electronics for Imaging, Inc.*	43,273	745,161
MTS Systems Corp.	8,532	356,894

		1,102,055

SEE NOTES TO FINANCIAL STATEMENTS.

A18

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Computer Services & Software — 0.9%
Avid Technology, Inc.*	29,616	$557,965
Mentor Graphics Corp.*	39,918	511,350
Monotype Imaging Holdings, Inc.*	22,788	321,994
NetScout Systems, Inc.*	10,493	219,199
Parametric Technology Corp.*	14,260	326,982

		1,937,490

Computers & Peripherals — 0.1%
Rimage Corp.	14,940	200,644

Construction & Engineering — 1.1%
EMCOR Group, Inc.*	30,853	904,301
Granite Construction, Inc.	5,140	126,084
Meritage Homes Corp.*	19,624	442,718
Michael Baker Corp.*	5,334	112,654
Tutor Perini Corp.	37,990	728,648

		2,314,405

Consumer Finance — 0.2%
First Cash Financial Services, Inc.*	10,027	421,034

Consumer Products & Services — 0.2%
Elizabeth Arden, Inc.*	15,142	439,572

Containers & Packaging — 0.4%
AptarGroup, Inc.	11,810	618,136
Myers Industries, Inc.	26,630	273,756

		891,892

Distribution/Wholesale — 0.6%
ScanSource, Inc.*	8,964	335,971
Watsco, Inc.	13,134	892,980

		1,228,951

Diversified Consumer Services — 0.6%
Sotheby’s	4,930	214,455
Steiner Leisure Ltd. (Bahamas)*	20,690	945,119

		1,159,574

Diversified Financial Services — 0.2%
Boston Private Financial Holdings, Inc.	25,272	166,290
KBW, Inc.	9,447	176,659

		342,949

Electric Utilities — 2.1%
Cleco Corp.	26,573	926,069
Empire District Electric Co. (The)	916	17,642
IDACORP, Inc.	5,643	222,899
MGE Energy, Inc.	20,215	819,314
MYR Group, Inc.*	14,725	344,565
NorthWestern Corp.	7,763	257,033
Portland General Electric Co.	39,695	1,003,490
UniSource Energy Corp.	20,062	748,914

		4,339,926

Electrical Equipment — 0.7%
EnerSys*	14,894	512,652
GrafTech International Ltd.*(a)	23,430	474,926
Regal-Beloit Corp.	6,325	422,320

		1,409,898

Electronic Components & Equipment — 1.3%
AVX Corp.	59,220	902,513

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electronic Components & Equipment (continued)
Park Electrochemical Corp.	36,596	$1,022,858
Plexus Corp.*(a)	10,112	351,999
Watts Water Technologies, Inc. (Class A Stock)	12,784	452,681

		2,730,051

Electronics — 0.6%
Belden, Inc.	18,002	627,549
Checkpoint Systems, Inc.*	31,719	567,136

		1,194,685

Energy Equipment & Services — 2.2%
Cal Dive International, Inc.*(a)	110,880	663,063
Gulf Island Fabrication, Inc.	15,780	509,378
Key Energy Services, Inc.*	50,192	903,456
Matrix Service Co.*	75,660	1,012,331
Natural Gas Services Group, Inc.*	26,400	426,624
TETRA Technologies, Inc.*	36,910	469,864
Tidewater, Inc.(a)	9,620	517,652

		4,502,368

Entertainment & Leisure — 0.8%
Ascent Media Corp. (Class A Stock)*	752	39,833
Gaylord Entertainment Co.*	20,542	616,260
Polaris Industries, Inc.	4,877	542,176
Six Flags Entertainment Corp.(a)	12,386	463,856

		1,662,125

Environmental Control — 0.3%
Darling International, Inc.*	34,620	612,774

Environmental Services — 0.2%
Waste Connections, Inc.(a)	14,657	465,067

Financial – Bank & Trust — 2.3%
Bank of the Ozarks, Inc.(a)	14,365	747,842
Capital City Bank Group, Inc.	2,606	26,738
Columbia Banking System, Inc.	14,743	253,874
First Financial Bankshares, Inc.(a)	19,059	656,582
Glacier Bancorp, Inc.(a)	40,834	550,442
Northwest Bancshares, Inc.(a)	30,378	382,155
Prosperity Bancshares, Inc.	18,222	798,488
Provident Financial Services, Inc.	19,196	274,887
SCBT Financial Corp.	12,209	350,154
Southcoast Financial Corp.*	8,264	26,694
Summit State Bank	7,096	47,685
Texas Capital Bancshares, Inc.*(a)	18,273	471,992
WSFS Financial Corp.	5,104	202,374

		4,789,907

Financial Services — 1.8%
Apollo Investment Corp.	33,733	344,414
BGC Partners, Inc. (Class A Stock)(a)	19,549	151,114
Brookline Bancorp, Inc.(a)	36,954	342,563
First of Long Island Corp. (The)	5,262	146,757
Home BancShares, Inc.	11,467	271,080
Knight Capital Group, Inc. (Class A Stock)*(a)	33,334	367,341
MB Financial, Inc.	30,247	581,952
Ocwen Financial Corp.*(a)	26,526	338,472
Piper Jaffray Cos.*	4,358	125,554

SEE NOTES TO FINANCIAL STATEMENTS.

A19

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Financial Services (continued)
Provident New York Bancorp	15,957	$133,400
RSC Holdings, Inc.*(a)	78,234	935,679

		3,738,326

Food & Staples Retailing — 0.6%
Pantry, Inc. (The)*	42,749	803,254
Weis Markets, Inc.	12,280	500,164

		1,303,418

Foods — 0.7%
Hain Celestial Group, Inc. (The)*	20,173	672,971
TreeHouse Foods, Inc.*	13,924	760,390

		1,433,361

Gas Utilities — 0.7%
Laclede Group, Inc. (The)	7,417	280,585
New Jersey Resources Corp.	8,720	388,999
Northwest Natural Gas Co.(a)	12,774	576,491
WGL Holdings, Inc.	5,630	216,699

		1,462,774

Healthcare Products — 0.6%
PSS World Medical, Inc.*(a)	23,056	645,799
West Pharmaceutical Services, Inc.	11,390	498,426

		1,144,225

Healthcare Providers & Services — 1.9%
Cross Country Healthcare, Inc.*	35,000	266,000
HealthSouth Corp.*	14,625	383,760
ICON PLC, ADR (Ireland)*	39,778	937,170
LifePoint Hospitals, Inc.*	22,110	864,059
Lincare Holdings, Inc.(a)	33,194	971,588
MedQuist Holdings, Inc.*	13,980	180,622
Select Medical Holdings Corp.*	36,180	320,916

		3,924,115

Healthcare Services — 0.6%
Amedisys, Inc.*(a)	19,939	530,975
Hill-Rom Holdings, Inc.	5,842	268,966
LHC Group, Inc.*(a)	14,863	342,741

		1,142,682

Hotels, Restaurants & Leisure — 0.6%
California Pizza Kitchen, Inc.*	25,440	469,877
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	33,509	360,222
Wendy’s/Arby’s Group, Inc. (Class A Stock)	66,463	336,967

		1,167,066

Household Durables — 0.5%
MDC Holdings, Inc.(a)	7,850	193,424
Ryland Group, Inc. (The)(a)	13,360	220,841
Tempur-Pedic International, Inc.*	6,779	459,752
Toll Brothers, Inc.*(a)	11,930	247,428

		1,121,445

Household Products — 0.3%
Central Garden & Pet Co. (Class A Stock)*(a)	56,280	571,242

COMMON STOCKS (continued)	Shares	Value (Note 2)

Insurance — 5.3%
Allied World Assurance Co. Holdings Ltd. (Switzerland)	31,140	$1,793,041
Alterra Capital Holdings Ltd. (Bermuda)	28,117	627,009
American Equity Investment Life Holding Co.(a)	84,686	1,076,359
Arch Capital Group Ltd. (Bermuda)*	25,140	802,469
Aspen Insurance Holdings Ltd. (Bermuda)	10,979	282,490
Donegal Group, Inc. (Class A Stock)	13,102	167,706
EMC Insurance Group, Inc.	18,100	345,710
Enstar Group Ltd. (Bermuda)*	3,310	345,862
Meadowbrook Insurance Group, Inc.	241,490	2,393,166
MGIC Investment Corp.*	54,375	323,531
ProAssurance Corp.*	12,693	888,510
RLI Corp.	8,633	534,555
Symetra Financial Corp.	32,550	437,147
Tower Group, Inc.	29,904	712,313

		10,729,868

Internet & Catalog Retail — 0.4%
HSN, Inc.*	22,503	740,799

Internet Software & Services — 0.3%
Blue Coat Systems, Inc.*	30,189	659,931

Investment Companies — 0.2%
Solar Capital Ltd.	10,331	255,072
Solar Senior Capital Ltd.	7,729	138,736

		393,808

Leisure Equipment & Products — 0.4%
Callaway Golf Co.(a)	133,905	832,889

Life Sciences Tools & Services — 0.1%
Enzo Biochem, Inc.*	33,220	141,185

Machinery — 4.3%
Albany International Corp. (Class A Stock)	19,830	523,314
Altra Holdings, Inc.*	70,108	1,681,891
Kaydon Corp.	17,740	662,057
Mueller Industries, Inc.	15,385	583,245
Mueller Water Products, Inc. (Class A Stock)	156,730	623,785
Oshkosh Corp.*(a)	34,050	985,407
RBC Bearings, Inc.*	47,119	1,779,214
Snap-on, Inc.	18,870	1,178,998
WABCO Holdings, Inc.*	10,090	696,815

		8,714,726

Machinery & Equipment — 1.3%
Actuant Corp. (Class A Stock)	12,544	336,555
Applied Industrial Technologies, Inc.	17,381	618,937
Graco, Inc.	9,666	489,680
Robbins & Myers, Inc.	15,871	838,782
Tennant Co.	9,506	379,575

		2,663,529

Manufacturing — 0.7%
AZZ, Inc.(a)	7,228	331,042
Carlisle Cos., Inc.	20,781	1,023,049

		1,354,091

SEE NOTES TO FINANCIAL STATEMENTS.

A20

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Marine — 0.5%
Diana Shipping, Inc. (Marshall Island)*	37,280	$408,589
Kirby Corp.*(a)	12,590	713,475

		1,122,064

Metals & Mining — 3.1%
Carpenter Technology Corp.(a)	13,750	793,100
Commercial Metals Co.	54,701	784,959
Haynes International, Inc.	19,336	1,197,479
Horsehead Holding Corp.*	30,050	400,266
Kaiser Aluminum Corp.	19,391	1,059,136
Metals USA Holdings Corp.*	25,246	376,165
Olympic Steel, Inc.	28,751	791,515
Schnitzer Steel Industries, Inc. (Class A Stock)	8,133	468,461
Taseko Mines Ltd. (Canada)*	99,376	492,905

		6,363,986

Oil Field Equipment & Services — 0.2%
Thermon Group Holdings, Inc.*	32,214	386,568

Oil, Gas & Consumable Fuels — 4.5%
Approach Resources, Inc.*(a)	31,262	708,709
Bill Barrett Corp.*(a)	25,270	1,171,264
Carrizo Oil & Gas, Inc.*(a)	31,606	1,319,550
Kodiak Oil & Gas Corp. (Canada)*(a)	15,792	91,120
Magnum Hunter Resources Corp.*	16,776	113,406
Northern Oil and Gas, Inc.*(a)	13,467	298,294
Oil States International, Inc.*(a)	9,887	790,070
Petroleum Development Corp.*(a)	13,060	390,625
Petroquest Energy, Inc.*	32,580	228,712
Resolute Energy Corp.*(a)	61,088	987,182
Rex Energy Corp.*(a)	37,332	383,400
Rosetta Resources, Inc.*	24,261	1,250,412
Southwest Gas Corp.	36,031	1,391,157

		9,123,901

Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.*(a)	82,790	673,911

Pharmaceuticals — 0.4%
Herbalife Ltd. (Cayman Islands)	12,736	734,103

Professional Services — 0.6%
CDI Corp.	380	5,050
Hudson Highland Group, Inc.*	48,890	261,562
Korn/Ferry International*	11,470	252,225
TrueBlue, Inc.*(a)	41,710	603,961

		1,122,798

Real Estate Investment Trusts — 10.7%
Acadia Realty Trust	33,488	680,811
American Campus Communities, Inc.(a)	36,536	1,297,759
BioMed Realty Trust, Inc.(a)	103,085	1,983,355
Campus Crest Communities, Inc.(a)	33,120	428,573
Cogdell Spencer, Inc.	99,525	596,155
Coresite Realty Corp.	41,149	674,844
Corporate Office Properties Trust	10,650	331,322
Cousins Properties, Inc.	54,773	467,761
CreXus Investment Corp.	26,992	299,881
Cypress Sharpridge Investments, Inc.(a)	69,782	893,907
DuPont Fabros Technology, Inc.(a)	22,413	564,808

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
EastGroup Properties, Inc.	10,840	$460,808
Entertainment Properties Trust	22,795	1,064,526
Hersha Hospitality Trust	78,860	439,250
Hudson Pacific Properties, Inc.	6,560	101,877
LaSalle Hotel Properties	27,680	729,091
Medical Properties Trust, Inc.(a)	19,750	227,125
MFA Financial, Inc.	117,439	944,210
Mid-America Apartment Communities, Inc.(a)	22,401	1,511,395
National Health Investors, Inc.	6,486	288,173
National Retail Properties, Inc.(a)	31,548	773,241
Omega Healthcare Investors, Inc.	28,930	607,819
Parkway Properties, Inc.	42,259	720,939
Pebblebrook Hotel Trust	67,540	1,363,633
PS Business Parks, Inc.	15,700	865,070
Redwood Trust, Inc.(a)	31,953	483,129
Retail Opportunity Investments Corp.	39,308	422,954
Saul Centers, Inc.	4,380	172,441
Senior Housing Properties Trust	8,040	188,216
Two Harbors Investment Corp.	128,093	1,377,000
U-Store-It Trust(a)	62,178	654,113
Washington Real Estate Investment Trust	5,460	177,559

		21,791,745

Real Estate Management & Development — 1.1%
CB Richard Ellis Group, Inc. (Class A Stock)*	37,090	931,330
Jones Lang LaSalle, Inc.	13,160	1,240,988

		2,172,318

Retail & Merchandising — 1.1%
Cash America International, Inc.(a)	5,529	319,963
EZCORP, Inc. (Class A Stock)*	10,840	385,633
GNC Holdings, Inc. (Class A Stock)*	15,598	340,192
Nu Skin Enterprises, Inc. (Class A Stock)	4,499	168,938
Vera Bradley, Inc.*	8,477	323,822
World Fuel Services Corp.	21,711	780,076

		2,318,624

Road & Rail — 1.5%
Genesee & Wyoming, Inc. (Class A Stock)*(a)	23,470	1,376,281
Landstar System, Inc.	10,850	504,308
Old Dominion Freight Line, Inc.*	30,185	1,125,900

		3,006,489

Semiconductors & Semiconductor Equipment — 2.7%
Cabot Microelectronics Corp.*	11,321	526,087
Exar Corp.*	83,410	527,985
Micrel, Inc.(a)	18,716	198,015
MKS Instruments, Inc.	23,825	629,457
ON Semiconductor Corp.*	45,120	472,406
Semtech Corp.*(a)	31,152	851,696
Standard Microsystems Corp.*	27,389	739,229
Teradyne, Inc.*(a)	61,120	904,576
Verigy Ltd. (Singapore)	38,120	570,656

		5,420,107

SEE NOTES TO FINANCIAL STATEMENTS.

A21

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software — 0.5%
EPIQ Systems, Inc.	19,710	$280,276
SS&C Technologies Holdings, Inc.*(a)	32,320	642,199

		922,475

Specialty Retail — 1.9%
Cato Corp. (The) (Class A Stock)	36,920	1,063,296
Children’s Place Retail Stores, Inc. (The)*(a)	33,238	1,478,759
Jos. A. Bank Clothiers, Inc.*(a)	18,133	906,831
MarineMax, Inc.*	51,000	446,760

		3,895,646

Telecommunications — 1.1%
Anixter International, Inc.(a)	10,585	691,624
Knology, Inc.*	42,582	632,343
Premiere Global Services, Inc.*	67,474	538,442
SYNNEX Corp.*(a)	15,233	482,886

		2,345,295

Textiles, Apparel & Luxury Goods — 3.2%
Fossil, Inc.*	17,696	2,083,173
G & K Services, Inc. (Class A Stock)	17,960	608,126
Hanesbrands, Inc.*	45,710	1,305,020
Steven Madden Ltd.*(a)	13,731	515,050
Timberland Co. (The) (Class A Stock)*	27,630	1,187,261
Warnaco Group, Inc. (The)*	13,986	730,769

		6,429,399

Thrifts & Mortgage Finance — 0.8%
BankUnited, Inc.	19,100	506,914
First Financial Holdings, Inc.	4,663	41,827
Flushing Financial Corp.	22,319	290,147
People’s United Financial, Inc.	40,370	542,573
Westfield Financial, Inc.	37,620	305,474

		1,686,935

Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc.*(a)	20,953	478,147

Transportation — 0.6%
Aegean Marine Petroleum Network, Inc. (Marshall Island)	63,724	451,803
Forward Air Corp.	5,818	196,590
Heartland Express, Inc.(a)	32,815	543,417
Scorpio Tankers, Inc. (Marshall Island)*	7,019	70,120

		1,261,930

Utilities — 1.5%
Avista Corp.	29,959	769,647
El Paso Electric Co.	71,020	2,293,946

		3,063,593

TOTAL COMMON STOCKS (cost $146,339,705)		194,228,479

EXCHANGE TRADED FUNDS — 1.9%
iShares Nasdaq Biotechnology Index Fund(a)	13,060	1,392,980
iShares Russell 2000 Value Index Fund	33,856	2,485,369

TOTAL EXCHANGE TRADED FUNDS (cost $3,485,592)		3,878,349

UNAFFILIATED MUTUAL FUNDS — 0.2%	Shares	Value (Note 2)

Golub Capital BDC, Inc.	11,728	$175,099
PennantPark Investment Corp.	27,262	305,607

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $560,794)		480,706

TOTAL LONG-TERM INVESTMENTS (cost $150,386,091)		198,587,534

SHORT-TERM INVESTMENT — 25.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $51,993,847; includes $47,744,752 of cash collateral for securities on loan)(b)(w)(Note 4)	51,993,847	51,993,847

TOTAL INVESTMENTS — 122.8% (cost $202,379,938)		250,581,381
LIABILITIES IN EXCESS OF OTHER ASSETS — (22.8)%		(46,509,678)

NET ASSETS — 100.0%		$204,071,703

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,433,325; cash collateral of $47,744,752 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$194,228,479	$—	$—
Exchange Traded Funds	3,878,349	—	—
Unaffiliated Mutual Funds	480,706	—	—
Affiliated Money Market Mutual Fund	51,993,847	—	—

Total	$250,581,381	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (23.4% represents investments purchased with collateral from securities on loan)	25.5%
Real Estate Investment Trusts	10.7
Commercial Banks	7.1
Insurance	5.3
Oil, Gas & Consumable Fuels	4.5
Machinery	4.3
Capital Markets	3.3
Textiles, Apparel & Luxury Goods	3.2
Metals & Mining	3.1
Chemicals	2.7
Semiconductors & Semiconductor Equipment	2.7
Financial – Bank & Trust	2.3
Energy Equipment & Services	2.2
Electric Utilities	2.1
Healthcare Providers & Services	1.9
Specialty Retail	1.9
Exchange Traded Funds	1.9
Financial Services	1.8
Communication Equipment	1.6
Utilities	1.5
Road & Rail	1.5
Electronic Components & Equipment	1.3
Machinery & Equipment	1.3
Banks	1.2
Telecommunications	1.1
Retail & Merchandising	1.1
Construction & Engineering	1.1
Real Estate Management & Development	1.1
Auto Components	1.0
Commercial Services	1.0
Commercial Services & Supplies	1.0

Computer Services & Software	0.9%
Thrifts & Mortgage Finance	0.8
Entertainment & Leisure	0.8
Gas Utilities	0.7
Foods	0.7
Clothing & Apparel	0.7
Aerospace & Defense	0.7
Electrical Equipment	0.7
Manufacturing	0.7
Food & Staples Retailing	0.6
Transportation	0.6
Distribution/Wholesale	0.6
Electronics	0.6
Hotels, Restaurants & Leisure	0.6
Diversified Consumer Services	0.6
Healthcare Products	0.6
Healthcare Services	0.6
Professional Services	0.6
Marine	0.5
Household Durables	0.5
Computer Hardware	0.5
Building Products	0.5
Automotive Parts	0.5
Software	0.5
Containers & Packaging	0.4
Building Materials	0.4
Leisure Equipment & Products	0.4
Internet & Catalog Retail	0.4
Pharmaceuticals	0.4
Airlines	0.4
Paper & Forest Products	0.3
Internet Software & Services	0.3
Environmental Control	0.3
Household Products	0.3
Unaffiliated Mutual Funds	0.2
Trading Companies & Distributors	0.2
Environmental Services	0.2
Consumer Products & Services	0.2
Consumer Finance	0.2
Investment Companies	0.2
Oil Field Equipment & Services	0.2
Diversified Financial Services	0.2
Computers & Peripherals	0.1
Life Sciences Tools & Services	0.1

122.8
Liabilities in excess of other assets	(22.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A23

SP SMALL CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS
Investments at value, including securities on loan of $46,433,325:
Unaffiliated investments (cost $150,386,091)	$198,587,534
Affiliated investments (cost $51,993,847)	51,993,847
Cash	661,555
Receivable for investments sold	1,235,765
Dividends receivable	330,521
Receivable for Series shares sold	704
Prepaid expenses	2,765

Total Assets	252,812,691

LIABILITIES
Collateral for securities on loan	47,744,752
Payable for investments purchased	675,312
Management fee payable	147,685
Payable for Series shares repurchased	89,126
Accrued expenses and other liabilities	81,765
Deferred trustees’ fees	1,422
Affiliated transfer agent fees payable	926

Total Liabilities	48,740,988

NET ASSETS	$204,071,703

Net assets were comprised of:
Paid-in capital	$175,438,877
Retained earnings	28,632,826

Net assets, June 30, 2011	$204,071,703

Net asset value and redemption price per share, $204,071,703 / 15,770,372 outstanding shares of beneficial interest	$12.94

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income	$1,081,754
Affiliated income from securities lending, net	53,015
Affiliated dividend income	4,692

1,139,461

EXPENSES
Management fee	1,005,054
Custodian’s fees and expenses	49,000
Shareholders’ reports	18,000
Audit fee	11,000
Transfer agent’s fees and expenses (including affiliated expense of $2,700) (Note 4)	6,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Loan interest expense (Note 8)	1,078
Insurance expenses	1,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	3,973

Total expenses	1,105,105

NET INVESTMENT INCOME	34,356

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	20,573,212
Net change in unrealized appreciation (depreciation) on investments	(6,166,493)

NET GAIN ON INVESTMENTS	14,406,719

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,441,075

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$34,356	$1,317,394
Net realized gain on investment transactions	20,573,212	16,187,070
Net change in unrealized appreciation (depreciation) on investments	(6,166,493)	32,605,529

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	14,441,075	50,109,993

DISTRIBUTIONS	(1,316,520)	(1,372,937)

SERIES SHARE TRANSACTIONS:
Series shares sold [462,760 and 1,142,327 shares, respectively]	5,929,797	12,196,190
Series shares issued in reinvestment of distributions [107,471 and 134,866 shares, respectively]	1,316,520	1,372,937
Series shares repurchased [3,750,111 and 3,572,385 shares, respectively]	(49,013,195)	(37,617,557)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(41,766,878)	(24,048,430)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,642,323)	24,688,626
NET ASSETS:
Beginning of period	232,714,026	208,025,400

End of period	$204,071,703	$232,714,026

SEE NOTES TO FINANCIAL STATEMENTS.

A24

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. On January 2, 2006, each Portfolio of the Series Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Series Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of eighteen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to four Portfolios which are listed below along with each Portfolio’s investment objective.

SP International Growth Portfolio:    Long-term growth of capital.

SP International Value Portfolio:    Long-term capital appreciation.

SP Prudential U.S. Emerging Growth Portfolio:    Long-term capital appreciation.

SP Small Cap Value Portfolio:    Long-term growth of capital.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official NASDAQ closing price (“NCOP”) on the day of valuation, or if there was no NCOP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser

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regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days are valued at fair value.

Each Portfolio may hold up to 15% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. Certain Portfolios of the Series Fund entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty

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credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Warrants and Rights:    Certain Portfolios of the Series Fund hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Portfolios’ distributions are generally made on an annual basis. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has

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entered into subadvisory agreements with Jennison Associates LLC (“Jennison”), Goldman Sachs Asset Management, L.P. (“GSAM”), LSV Asset Management (“LSV”), Marsico Capital Management LLC (“Marsico”), William Blair & Company LLC (“William Blair”), Thornburg Investment Management (“Thornburg”), and ClearBridge Advisors LLC (“ClearBridge”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, using the value of each of the Portfolio’s average daily net assets, at the respective annual rate specified below.

Portfolio	Management Fee	Effective Management Fee
SP International Growth Portfolio	0.85%	0.85%
SP International Value Portfolio	0.90	0.90
SP Prudential U.S. Emerging Growth Portfolio	0.60	0.60
SP Small Cap Value Portfolio	0.90	0.90

At June 30, 2011 the Subadvisors that provide investment advisory services to the Portfolios are listed directly below. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
SP International Growth Portfolio	William Blair, Marsico
SP International Value Portfolio	LSV, Thornburg
SP Prudential U.S. Emerging Growth Portfolio	Jennison
SP Small Cap Value Portfolio	GSAM, ClearBridge

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series Fund’s security lending agent. For the six months ended June 30, 2011, PIM was compensated as follows for these services by the Series Fund Portfolios:

PIM
SP International Growth Portfolio	$8,545
SP Prudential U.S. Emerging Growth Portfolio	7,285
SP Small Cap Value Portfolio	15,898

Certain Portfolios invest in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2. The Core Fund is a money market mutual fund registered under 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

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Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2011 were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
SP International Growth Portfolio	$87,027,821	$157,877,591
SP International Value Portfolio	22,165,945	91,077,515
SP Prudential U.S. Emerging Growth Portfolio	50,580,186	64,142,113
SP Small Cap Value Portfolio	43,987,623	86,917,703

Note 6:	Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions paid by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006, was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax would be required in the Portfolio’s financial statements. The Portfolios’ federal and state income tax returns for tax years for which the applicable statues of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolio. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2011, the SP International Growth and SP Prudential U.S. Emerging Growth Portfolios have Class II shares outstanding.

Transactions in shares of beneficial interest of the SP International Growth and SP Prudential U.S. Emerging Growth Portfolios were as follows:

SP International Growth Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2011:
Series shares sold	1,013,586	$5,272,849
Series shares issued in reinvestment of distributions	235,819	1,181,454
Series shares repurchased	(14,078,414)	(76,345,291)

Net increase (decrease) in shares outstanding	(12,829,009)	$(69,890,988)

Year ended December 31, 2010:
Series shares sold	2,187,399	$10,261,944
Series shares issued in reinvestment of distributions	577,091	2,389,158
Series shares repurchased	(6,676,025)	(30,838,048)

Net increase (decrease) in shares outstanding	(3,911,535)	$(18,186,946)

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SP International Growth Portfolio (cont’d):

Class II	Shares	Amount
Six months ended June 30, 2011:
Series shares sold	16,862	$86,497
Series shares issued in reinvestment of distributions	7,961	39,406
Series shares repurchased	(195,228)	(995,283)

Net increase (decrease) in shares outstanding	(170,405)	$(869,380)

Year ended December 31, 2010:
Series shares sold	156,320	$720,462
Series shares issued in reinvestment of distributions	29,912	122,040
Series shares repurchased	(660,258)	(2,954,205)

Net increase (decrease) in shares outstanding	(474,026)	$(2,111,703)

SP Prudential U.S. Emerging Growth Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2011:
Series shares sold	622,334	$5,096,958
Series shares issued in reinvestment of distributions	417,280	3,329,895
Series shares repurchased	(2,871,518)	(23,394,525)

Net increase (decrease) in shares outstanding	(1,831,904)	$(14,967,672)

Year ended December 31, 2010:
Series shares sold	1,199,031	$8,449,288
Series shares issued in reinvestment of distributions	119,475	802,873
Series shares issued in merger (Note 10)	12,441,912	87,093,383
Series shares repurchased	(4,501,221)	(30,617,709)

Net increase (decrease) in shares outstanding	9,259,197	$65,727,835

Class II
Six months ended June 30, 2011:
Series shares issued in reinvestment of distributions	436	$3,362
Series shares repurchased	(641)	(5,015)

Net increase (decrease) in shares outstanding	(205)	$(1,653)

Year ended December 31, 2010:
Series shares sold	198	$1,223
Series shares issued in reinvestment of distributions	95	618
Series shares repurchased	(5,286)	(33,368)

Net increase (decrease) in shares outstanding	(4,993)	$(31,527)

Note 8:	Borrowings

The Portfolios, along with other affiliated registered investment companies, were a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA was to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million through December 16, 2011. The Portfolios pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

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The following Portfolios utilized the line of credit during the six months ended June 30, 2011. The average balance is for the number of days the Portfolios had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rate	Outstanding Borrowings at June 30, 2011
SP International Growth	$5,090,624	33	1.46%	$—
SP International Value	5,867,346	26	1.46	—
SP Prudential U.S. Emerging Growth Portfolio	353,333	3	1.51	—
SP Small Cap Value	8,860,333	3	1.46	—

Note 9:	Ownership and Affiliates

As of June 30, 2011, all of Class I shares of record of each Portfolio were owned by The Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	Reorganization

On December 7, 2009, The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of the following portfolio for shares of the acquiring portfolio and the assumption of the liabilities of the portfolio. Shareholders approved the Plan at a meeting on March 25, 2010 and the reorganization took place on April 30, 2010.

The purpose of the transaction was to combine two Portfolios with the same Investment Manager and with substantially similar investment objectives, policies and restrictions. The Acquiring Portfolio had a lower contractual investment management fee and annualized operating expense ratio as well as stronger historical investment performance.

The acquisitions were accomplished by a tax-free exchange of the following shares on April 30, 2010:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
SP Mid Cap Growth Portfolio	17,418,677	SP Prudential U.S. Emerging Growth Portfolio	12,441,912	$87,093,383

For financial reporting purposes, assets received and shares issued by the SP Prudential U.S. Emerging Growth Portfolio were recorded at fair value; however, the cost basis of the investments received from the SP Mid Cap Growth Portfolio was carried forward to reflect the tax-free status of the acquisition. The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolio Assets	Net Assets	Unrealized Appreciation	Acquiring Portfolio	Net
SP Mid Cap Growth Portfolio	$87,093,383	$20,508,236	SP Prudential U.S. Emerging Growth Portfolio	$150,463,756

Assuming the acquisition had been completed on January 1, 2010, the SP Prudential U.S. Emerging Growth Portfolio’s results of operations for the year ended December 31, 2010 were as follows:

Net investment income	$1,150,672	(a)
Net realized and unrealized gain on investments	42,736,685	(b)

	$43,887,357

(a)	$1,360,578 as reported in the Statement of Operations, plus $(267,235) Net Investment Loss from SP Mid Cap Growth Portfolio pre-merger, plus $57,329 of pro-forma eliminated expenses.
(b)	$33,864,919 as reported in the Statement of Operations, plus $8,871,766 Net Realized and Unrealized Gain on Investments from SP Mid Cap Growth Portfolio pre-merger.

Because both the SP Prudential U.S. Emerging Growth Portfolio and SP Mid Cap Growth Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

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Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is also not practicable to separate the amounts of revenue and earnings of the SP Mid Cap Growth Portfolio that have been included in SP Prudential U.S. Emerging Growth Portfolio’s Statement of Operations since April 30, 2010.

Note 11:	New Accounting Pronouncement

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

	SP International Growth Portfolio
	Class I
	Six Months Ended June 30, 2011(c)		Year Ended December 31,
			2010(c)	2009(c)	2008	2007(c)	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.19		$4.63	$3.45	$8.52	$8.30	$7.55

Income (Loss) From Investment Operations:
Net investment income	.04		.04	.05	.10	.10	.05
Net realized and unrealized gain (loss) on investments	(.02)		.59	1.22	(3.74)	1.50	1.45

Total from investment operations	.02		.63	1.27	(3.64)	1.60	1.50

Less Distributions:	(.06)		(.07)	(.09)	(1.43)	(1.38)	(.75)

Net Asset Value, end of period	$5.15		$5.19	$4.63	$3.45	$8.52	$8.30

Total Return(a)	.70%		14.01%	37.15%	(50.30)%	19.55%	21.05%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$94.8		$162.1	$162.5	$207.5	$500.0	$456.0
Ratios to average net assets(b):
Expenses	1.13	%(e)	1.10%	.99%	.99%	.94%	.97%
Net investment income	1.69	%(e)	.77%	1.18%	1.36%	1.14%	.69%
Portfolio turnover rate	62	%(d)	141%	89%	101%	81%	111%

	SP International Growth Portfolio
	Class II
	Six Months Ended June 30, 2011(c)		Year Ended December 31,
			2010(c)	2009(c)	2008	2007(c)	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.10		$4.54	$3.37	$8.36	$8.17	$7.45

Income (Loss) From Investment Operations:
Net investment income	.04		.02	.03	.07	.07	.02
Net realized and unrealized gain (loss) on investments	(.03)		.59	1.19	(3.65)	1.47	1.42

Total from investment operations	.01		.61	1.22	(3.58)	1.54	1.44

Less Distributions:	(.02)		(.05)	(.05)	(1.41)	(1.35)	(.72)

Net Asset Value, end of period	$5.09		$5.10	$4.54	$3.37	$8.36	$8.17

Total Return(a)	.44%		13.81%	36.44%	(50.49)%	19.12%	20.42%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9.2		$10.1	$11.1	$9.4	$31.5	$23.8
Ratios to average net assets(b):
Expenses	1.53	%(e)	1.50%	1.39%	1.39%	1.34%	1.37%
Net investment income	1.43	%(e)	.39%	.70%	1.10%	.70%	.28%
Portfolio turnover rate	62	%(d)	141%	89%	101%	81%	111%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the period.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

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Financial Highlights

(Unaudited)

	SP International Value Portfolio
	Six Months Ended June 30, 2011(c)		Year Ended December 31,
			2010	2009	2008(c)	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.87		$6.35	$4.95	$10.63	$11.40	$9.08

Income (Loss) From Investment Operations:
Net investment income	.11		.12	.14	.18	.24	.24
Net realized and unrealized gain (loss) on investments	.28		.54	1.43	(4.27)	1.79	2.35

Total from investment operations	.39		.66	1.57	(4.09)	2.03	2.59

Less Distributions:	(.17)		(.14)	(.17)	(1.59)	(2.80)	(.27)

Net Asset Value, end of period	$7.09		$6.87	$6.35	$4.95	$10.63	$11.40

Total Return(a)	5.68%		10.81%	32.35%	(44.06)%	18.08%	29.09%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$154.4		$211.5	$203.3	$238.5	$493.6	$487.4
Ratios to average net assets(b):
Expenses	1.09	%(e)	1.05%	1.03%	1.02%	.99%	.99%
Net investment income	3.10	%(e)	1.76%	1.82%	2.32%	1.80%	2.28%
Portfolio turnover rate	12	%(d)	25%	67%	34%	46%	113%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding during the period.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	SP Prudential U.S. Emerging Growth Portfolio
	Class I
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.74		$6.45	$4.58	$8.41	$7.99	$7.87

Income (Loss) From Investment Operations:
Net investment income	.02		.03	.04	.04	.02	.03
Net realized and unrealized gain (loss) on investments	.73		1.28	1.87	(2.64)	1.31	.71

Total from investment operations	.75		1.31	1.91	(2.60)	1.33	.74

Less Distributions:	(.11)		(.02)	(.04)	(1.23)	(.91)	(.62)

Net Asset Value, end of period	$8.38		$7.74	$6.45	$4.58	$8.41	$7.99

Total Return(a):	9.82%		20.43%	41.89%	(36.23)%	16.82%	9.59%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$247.0		$242.4	$142.3	$112.3	$205.8	$202.6
Ratios to average net assets(b):
Expenses	.65	%(c)	.70%	.71%	.68%	.65%	.67%
Net investment income	.47	%(c)	.69%	.66%	.55%	.24%	.32%
Portfolio turnover rate	21	%(d)	73%	50%	59%	54%	70%

	SP Prudential U.S. Emerging Growth Portfolio
	Class II
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.48		$6.25	$4.44	$8.17	$7.79	$7.72

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(e)	.01	.01	.01	(.01)	(.01)
Net realized and unrealized gain (loss) on investments	.70		1.24	1.81	(2.53)	1.27	.70

Total from investment operations	.70		1.25	1.82	(2.52)	1.26	.69

Less Distributions:	(.08)		(.02)	(.01)	(1.21)	(.88)	(.62)

Net Asset Value, end of period	$8.10		$7.48	$6.25	$4.44	$8.17	$7.79

Total Return(a):	9.47%		19.96%	41.14%	(36.24)%	16.34%	9.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.4		$0.3	$0.3	$0.2	$0.4	$0.3
Ratios to average net assets(b):
Expenses	1.05	%(c)	1.10%	1.11%	1.08%	1.05%	1.07%
Net investment income (loss)	.08	%(c)	.24%	.25%	.15%	(.16)%	(.04)%
Portfolio turnover rate	21	%(d)	73%	50%	59%	54%	70%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

(e)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	SP Small Cap Value Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.28		$9.79	$7.60	$12.22	$13.68	$14.27

Income (Loss) From Investment Operations:
Net investment income	.02		.07	.07	.12	.13	.10
Net realized and unrealized gain (loss) on investments	.72		2.49	2.24	(3.47)	(.64)	1.78

Total from investment operations	.74		2.56	2.31	(3.35)	(.51)	1.88

Less Distributions:	(.08)		(.07)	(.12)	(1.27)	(.95)	(2.47)

Net Asset Value, end of period	$12.94		$12.28	$9.79	$7.60	$12.22	$13.68

Total Return(a)	6.08%		26.27%	30.80%	(30.50)%	(3.63)%	14.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$204.1		$232.7	$208.0	$202.2	$309.4	$369.0
Ratios to average net assets(b):
Expenses	.99	%(d)	1.00%	1.00%	.98%	.96%	.96%
Net investment income	.03	%(d)	.62%	.70%	1.17%	.81%	.71%
Portfolio turnover rate	20	%(c)	39%	52%	56%	45%	55%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

The Prudential Series Fund

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) consists of ten individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Governance Committee and the Compliance Committee. The Board has also established a new standing committee, the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). As further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-17, 2011 and approved the renewal of the agreements through July 31, 2012, after concluding that renewal of the agreements was in the best interest of the Trust, each Portfolio and its shareholders.

In advance of the meetings, the Trustees requested and received materials relating to the agreements, and the Trustees had the opportunity to ask questions and request further information in connection with their consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided by PI and each subadviser, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the June 15-17, 2011 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also

1

considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”) and Quantitative Management Associates LLC (“QMA”), each of which serve as subadvisers to the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios generally does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolios do not have breakpoints is acceptable at this time. In response to a request from the Board, management agreed to further study economies of scale and breakpoints and provide a report at a future Board meeting.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions that may be received by affiliates of PI, fees received by affiliates of PI for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an

2

increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2010.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2010. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

SP International Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Fourth Quartile	Third Quartile	Fourth Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio outperformed its benchmark index for the one- and five-year periods, though it underperformed its benchmark index over the three- and ten-year periods.

•

The Board noted PI’s explanation that the Portfolio’s performance had shown improvement, with the Portfolio ranking in the second quartile and outperforming its benchmark index over the one-year period.

•	The Board concluded that, in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

SP International Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	Third Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

3

SP Prudential U.S. Emerging Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	Second Quartile	First Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

SP Small Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	Second Quartile	Fourth Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods, though it underperformed its benchmark index over the ten-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interest of the Trust, each Portfolio and its shareholders.

4

Results of Proxy Voting (Unaudited)

At a special meeting of shareholders held on February 25, 2011, shareholders of The Prudential Series Fund approved a proposal to elect Trustees.

The individuals listed in the table below were elected as Trustees of the Fund. All Trustees, with the exception of Ms. Austin, served as Trustees of the Fund prior to the shareholder meeting.

Trustee	Affirmative	Withhold
Susan Davenport Austin	1,668,601,852.245	57,162,585.840
Timothy S. Cronin	1,672,594,900.340	53,169,537.745
Saul K. Fenster	1,664,173,565.591	61,590,872.494
Delayne Dedrick Gold	1,666,079,585.427	59,684,852.658
Robert F. Gunia	1,671,967,699.651	53,796,738.434
W. Scott McDonald, Jr.	1,667,065,054.050	58,699,384.035
Thomas T. Mooney	1,668,968,682.073	56,795,756.012
Thomas M. O’Brien	1,671,396,805.608	54,367,632.477
Stephen Pelletier	1,672,768,000.200	52,996,437.885
F. Don Schwartz	1,664,889,620.232	60,874,817.853

Annuities are issued by Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992, and Prudential Annuities Life Assurance Corporation, located at One Corporate Drive, Shelton, CT, 06484. Variable annuities are distributed by Prudential Annuities Distributors, Inc., also located in Shelton, CT. Prudential Annuities is a business unit of Prudential Financial.

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Life insurance and annuity contracts contain exclusions, limitations, reductions of benefits and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	PRST STD POSTAGES & FEES PAID VON HOFFMANN CORPORATION

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call 888-778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we may send a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling 877-778-5008, you can revoke or “opt out” of householding at any time.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To learn more about Prudential Financial, go to www.prudential.com, or scan the code below.

0158080-00003-00    PSF-SAR-B

SEMIANNUAL REPORT	JUNE 30, 2011

The Prudential Series Fund

Enroll in e-delivery.

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To receive your semiannual/annual reports online, go to www.prudential.com/edelivery and enroll.

■ Jennison 20/20 Focus Portfolio

0158086-00003-00

This report is only authorized for distribution when preceded or accompanied by a current prospectus. Investors should carefully consider the contract and the underlying portfolios’ investment objectives, risks, and charges and expenses before investing. The contract prospectus and the underlying portfolio prospectuses contain information on the investment objectives, risks, and charges and expenses, as well as other important information. Read them carefully before investing or sending money.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

Life insurance policies and annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

Annuities are issued by Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992, and Prudential Annuities Life Assurance Corporation, located at One Corporate Drive, Shelton, CT, 06484. Variable annuities are distributed by Prudential Annuities Distributors, Inc., also located in Shelton, CT. Prudential Annuities is a business unit of Prudential Financial.

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102- 3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

The Prudential Series Fund Class II Portfolios are available through life insurance contracts issued by various insurance companies other than The Prudential Insurance Company of America and its affiliates and distributed by Prudential Annuities Distributors, Inc., member SIPC, a Prudential Financial Company. Each company is solely responsible for its own financial condition and contractual obligations.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling 800-778-2255.

The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2011

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS
A1	Schedule of Investments and Financial Statements
B1	Notes to Financial Statements
C1	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2011

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stephen Pelletier

President,

The Prudential Series Fund	July 29, 2011

PRESIDENT

STEPHEN PELLETIER

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2011

Jennison 20/20 Focus
Five Largest Holdings	(% of Net Assets	)
Mosaic Co. (The)	3.2%
Precision Castparts Corp.	3.0%
Schlumberger Ltd.	2.9%
Bunge Ltd.	2.9%
Apple, Inc.	2.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Sectors/Industries are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2011

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Jennison 20/20 Focus (Class I)	Actual	$1,000.00	$1,060.00	0.78%	$3.98
	Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91
Jennison 20/20 Focus (Class II)	Actual	$1,000.00	$1,058.10	1.18%	$6.02
	Hypothetical	$1,000.00	$1,018.94	1.18%	$5.91

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2011, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 5.6%
Precision Castparts Corp.	86,334	$14,214,893
Raytheon Co.	257,419	12,832,337

		27,047,230

Automobiles — 2.8%
General Motors Co.(a)	441,786	13,412,623

Biotechnology — 1.4%
Celgene Corp.(a)	109,842	6,625,669

Chemicals — 7.8%
E.I. du Pont de Nemours & Co.	197,534	10,676,713
Monsanto Co.	157,101	11,396,106
Mosaic Co. (The)	229,488	15,543,222

		37,616,041

Communications Equipment — 1.7%
Juniper Networks, Inc.(a)	254,163	8,006,135

Computers & Peripherals — 5.5%
Apple, Inc.(a)	41,925	14,072,965
EMC Corp.(a)(b)	455,730	12,555,361

		26,628,326

Consumer Finance — 2.4%
American Express Co.	221,821	11,468,146

Electronic Equipment & Instruments — 2.5%
Flextronics International Ltd.(a)	1,870,603	12,009,271

Energy Equipment & Services — 2.9%
Schlumberger Ltd.	163,433	14,120,611

Food Products — 8.3%
Bunge Ltd.	204,243	14,082,555
Kraft Foods, Inc. (Class A Stock)	346,064	12,191,835
Tyson Foods, Inc. (Class A Stock)	691,560	13,430,095

		39,704,485

Healthcare Providers & Services — 2.4%
Express Scripts, Inc.(a)(b)	212,168	11,452,829

Hotels, Restaurants & Leisure — 4.5%
International Game Technology	738,624	12,985,010
Starbucks Corp.	214,591	8,474,199

		21,459,209

Internet & Catalog Retail — 2.7%
Amazon.com, Inc.(a)	62,832	12,848,516

Internet Software & Services — 4.7%
Baidu, Inc. (China), ADR(a)	85,602	11,995,408
Google, Inc. (Class A Stock)(a)	20,929	10,598,027

		22,593,435

Media — 7.8%
Comcast Corp. (Class A Stock)	526,020	13,329,347
Liberty Global, Inc., Ser. C(a)	241,954	10,331,436
Viacom, Inc. (Class B Stock)	270,294	13,784,994

		37,445,777

Metals & Mining — 5.2%
Freeport-McMoRan Copper & Gold, Inc.	227,426	12,030,835
Goldcorp, Inc.	269,169	12,992,788

		25,023,623

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels — 10.2%
Anadarko Petroleum Corp.	174,859	$13,422,177
Marathon Oil Corp.	256,284	13,501,041
Occidental Petroleum Corp.	84,579	8,799,599
Southwestern Energy Co.(a)	307,710	13,194,605

		48,917,422

Pharmaceuticals — 4.4%
Allergan, Inc.	91,010	7,576,582
Pfizer, Inc.	645,963	13,306,838

		20,883,420

Software — 10.0%
CA, Inc.	493,967	11,282,206
Oracle Corp.	401,133	13,201,287
Salesforce.com, Inc.(a)	84,547	12,595,812
VMware, Inc. (Class A Stock)(a)	109,804	11,005,655

		48,084,960

Specialty Retail — 2.7%
Staples, Inc.	816,660	12,903,228

Textiles, Apparel & Luxury Goods — 3.5%
NIKE, Inc. (Class B Stock)	96,677	8,698,997
Polo Ralph Lauren Corp.	62,679	8,311,862

		17,010,859

TOTAL LONG-TERM INVESTMENTS (cost $374,516,957)		475,261,815

SHORT-TERM INVESTMENT — 6.7%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $32,228,021; includes $15,135,851 of cash collateral received for securities on loan)(Note 4)(c)(d)	32,228,021	32,228,021

TOTAL INVESTMENTS — 105.7% (cost $406,744,978)		507,489,836
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(27,589,734)

NET ASSETS — 100.0%		$479,900,102

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,965,009; cash collateral of $15,135,851 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

A1

JENNISON 20/20 FOCUS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$475,261,815	$—	$—
Affiliated Money Market Mutual Fund	32,228,021	—	—

Total	$507,489,836	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Oil, Gas & Consumable Fuels	10.2%
Software	10.0
Food Products	8.3
Chemicals	7.8
Media	7.8
Affiliated Money Market Mutual Fund (including 3.2% of collateral received for securities on loan)	6.7
Aerospace & Defense	5.6
Computers & Peripherals	5.5
Metals & Mining	5.2
Internet Software & Services	4.7
Hotels, Restaurants & Leisure	4.5
Pharmaceuticals	4.4
Textiles, Apparel & Luxury Goods	3.5
Energy Equipment & Services	2.9
Automobiles	2.8
Internet & Catalog Retail	2.7
Specialty Retail	2.7
Electronic Equipment & Instruments	2.5
Consumer Finance	2.4
Healthcare Providers & Services	2.4
Communications Equipment	1.7
Biotechnology	1.4

105.7
Liabilities in excess of other assets	(5.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A2

JENNISON 20/20 FOCUS PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS
Investments, at value including securities on loan of $14,965,009:
Unaffiliated investments (cost $374,516,957)	$475,261,815
Affiliated investments (cost $32,228,021)	32,228,021
Cash	172,209
Receivable for investments sold	98,064,630
Dividends and interest receivable	549,966
Receivable for Series shares sold	298,000
Foreign tax reclaim receivable	40,376
Prepaid expenses	396

Total Assets	606,615,413

LIABILITIES
Payable for Series shares repurchased	111,035,089
Collateral for securities on loan	15,135,851
Management fee payable	351,090
Distribution fee payable	103,313
Administration fee payable	61,988
Accrued expenses and other liabilities	27,054
Affiliated transfer agent fee payable	926

Total Liabilities	126,715,311

NET ASSETS	$479,900,102

Net assets were comprised of:
Paid-in capital	$362,850,524
Retained earnings	117,049,578

Net assets, June 30, 2011	$479,900,102

Class I:
Net asset value and redemption price per share, $68,691,430 / 4,171,001 outstanding shares of beneficial interest	$16 .47

Class II:
Net asset value and redemption price per share, $411,208,672 / 25,383,596 outstanding shares of beneficial interest	$16 .20

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $9,603)	$2,745,094
Affiliated dividend income	21,035
Affiliated income from securities loaned, net	20,037

2,786,166

EXPENSES
Management fee	2,129,084
Distribution fee—Class II	624,769
Administration fee—Class II	374,862
Shareholders’ reports	32,000
Custodian’s fees and expenses	28,000
Audit fee	9,000
Trustees’ fees	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	5,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	5,829

Total expenses	3,223,544

NET INVESTMENT LOSS	(437,378)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	49,859,323
Foreign currency transactions	93

49,859,416

Net change in unrealized appreciation (depreciation) on:
Investments	(17,342,218)
Foreign currencies	(220)

(17,342,438)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	32,516,978

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,079,600

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(437,378)	$53,554
Net realized gain on investments and foreign currency transactions	49,859,416	34,547,946
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(17,342,438)	21,264,852

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	32,079,600	55,866,352

DISTRIBUTIONS:
Class I	(53,655)	—

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	71,241,900	229,942,326
Series shares issued in reinvestment of distributions	53,655	—
Series shares repurchased	(166,464,789)	(98,141,605)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(95,169,234)	131,800,721

TOTAL INCREASE (DECREASE) IN NET ASSETS	(63,143,289)	187,667,073
NET ASSETS:
Beginning of period	543,043,391	355,376,318

End of period	$479,900,102	$543,043,391

SEE NOTES TO FINANCIAL STATEMENTS.

A3

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. On January 2, 2006, each Portfolio of the Series Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Series Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of eighteen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to Jennison 20/20 Focus Portfolio.

The Portfolio’s investment objective is long-term growth of capital.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolio to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolio in preparation of its financial statements.

Securities Valuation:    Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

B1

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) foreign currencies.

Securities Lending:    The Portfolio may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

B2

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Jennison 20/20 Focus Portfolio makes distributions, if any, at least annually. Distributions are recorded on the ex-date.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”) (the “Subadviser”), under which Jennison provides investment advisory services for the Portfolio. PI pays for the services of the Subadviser, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolio bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of the Portfolio’s average daily net assets.

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of .25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI, which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of .15% of the average daily net assets of the Class II shares.

PIMS, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”) an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s security lending agent. For the six months ended June 30, 2011, PIM was compensated $5,984 for these services by the Jennison 20/20 Focus Portfolio.

The Portfolio invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2011 were $250,576,418 and $347,041,463, respectively.

Note 6:	Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

B3

Prior to January 2, 2006, each Portfolio, which was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Transactions in shares of beneficial interest of the Jennison 20/20 Focus Portfolio were as follows:

Class I	Shares	Amount
Six months ended June 30, 2011:
Series shares sold	149,593	$2,426,443
Series shares issued in reinvestment of distributions	3,407	53,655
Series shares repurchased	(283,344)	(4,567,557)

Net increase (decrease) in shares outstanding	(130,344)	$(2,087,459)

Year ended December 31, 2010:
Series shares sold	292,710	$4,148,442
Series shares repurchased	(883,082)	(12,391,656)

Net increase (decrease) in shares outstanding	(590,372)	$(8,243,214)

Class II
Six months ended June 30, 2011:
Series shares sold	4,326,421	$68,815,457
Series shares repurchased	(10,044,340)	(161,897,232)

Net increase (decrease) in shares outstanding	(5,717,919)	$(93,081,775)

Year ended December 31, 2010:
Series shares sold	17,285,111	$225,793,884
Series shares repurchased	(6,166,456)	(85,749,949)

Net increase (decrease) in shares outstanding	11,118,655	$140,043,935

Note 8:	Borrowings

The Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

B4

The Portfolio did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2011.

Note 9:	Ownership and Affiliates

As of June 30, 2011, all of Class I shares of the Portfolio were owned of record by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

B5

Financial Highlights

(Unaudited)

	Jennison 20/20 Focus Portfolio
	Class I
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010(c)	2009	2008	2007(c)	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.55		$14.42	$9.18	$15.99	$16.01	$15.00

Income (Loss) From Investment Operations:
Net investment income	.02		.05	.03	.06	.07	.08
Net realized and unrealized gain (loss) on investments	.91		1.08	5.26	(5.94)	1.63	1.95

Total from investment operations	.93		1.13	5.29	(5.88)	1.70	2.03

Less Distributions	(.01)		—	(.05)	(.93)	(1.72)	(1.02)

Net Asset Value, end of period	$16.47		$15.55	$14.42	$9.18	$15.99	$16.01

Total Return(a)	6.00%		7.84%	57.83%	(39.15)%	10.59%	14.13%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$68.7		$66.8	$70.5	$46.7	$86.6	$93.1
Ratios to average net assets(b):
Expenses	.78	%(d)	.80%	.81%	.82%	.82%	.82%
Net investment income	.20	%(d)	.36%	.27%	.41%	.41%	.58%
Portfolio turnover rate	46	%(e)	112%	106%	125%	115%	119%

	Jennison 20/20 Focus Portfolio
	Class II
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010(c)	2009	2008		2007(c)		2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.31		$14.25	$9.06	$15.78		$15.81		$14.83

Income (Loss) From Investment Operations:
Net investment income (loss)	(.02)		(.01)	(.01)	—	(f)	—	(f)	.03
Net realized and unrealized gain (loss) on investments	.91		1.07	5.20	(5.87)		1.60		1.91

Total from investment operations	.89		1.06	5.19	(5.87)		1.60		1.94

Less Distributions	—		—	— (f)	(.85)		(1.63)		(.96)

Net Asset Value, end of period	$16.20		$15.31	$14.25	$9.06		$15.78		$15.81

Total Return(a)	5.81%		7.44%	57.29%	(39.40)%		10.12%		13.61%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$411.2		$476.2	$284.9	$156.3		$293.3		$218.4
Ratios to average net assets(b):
Expenses	1.18	%(d)	1.20%	1.21%	1.22%		1.22%		1.22%
Net investment income (loss)	(.20	)%(d)	(.05)%	(.13)%	—	%(g)	—	%(g)	.19%
Portfolio turnover rate	46	%(e)	112%	106%	125%		115%		119%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding.

(d)	Annualized.

(e)	Not annualized.

(f)	Less than $0.005 per share.

(g)	Less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

The Prudential Series Fund

Jennison 20/20 Focus Portfolio

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) consists of ten individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Governance Committee and the Compliance Committee. The Board has also established a new standing committee, the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and the Jennison 20/20 Focus Portfolio’s subadvisory agreement. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-17, 2011 and approved the renewal of the agreements through July 31, 2012, after concluding that renewal of the agreements was in the best interest of the Trust, the Jennison 20/20 Focus Portfolio (the “Portfolio”) and its shareholders.

In advance of the meetings, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group. The mutual funds included in the Peer Universe or Peer Group was objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Portfolio in various quartiles over the one-, three-, five- and ten-year periods ended December 31, 2010, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the June 15-17, 2011 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and Jennison Associates LLC (“Jennison”), which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, the Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

1

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of Jennison, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of Jennison, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of Jennison. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by Jennison, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and each subadviser. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolio by Jennison, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of the Portfolio

The Board received and considered information about the Portfolio’s historical performance. The Board considered that the Portfolio’s gross performance in relation to its Peer Universe (the Lipper VIP Large-Cap Core Funds Performance Universe) was in the first quartile over the three-, five- and ten-year periods, though performance was in the fourth quartile for the one-year period. The Board also considered that the Portfolio outperformed its benchmark index over the three-, five and ten-year periods, though it underperformed its benchmark index over the one-year period. The Board concluded that, in light of the Fund’s competitive long-term performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

Fees and Expenses

The Board considered that the Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s second quartile. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of Jennison, which is an affiliate of PI, as its profitability was

2

included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Portfolio does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on the Portfolio or how great they may be. In light of the Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolio does not have breakpoints is acceptable at this time. In response to a request from the Board, management agreed to further study economies of scale and breakpoints and provide a report at a future Board meeting.

Other Benefits to PI and the Subadviser

The Board considered potential ancillary benefits that might be received by PI, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions that may be received by affiliates of PI, fees received by affiliates of PI for serving as the Portfolio’s securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Portfolio are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadviser, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and the subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interest of the Trust, and the Portfolio and its shareholders.

3

Results of Proxy Voting (Unaudited)

At a special meeting of shareholders held on February 25, 2011, shareholders of The Prudential Series Fund approved a proposal to elect Trustees.

The individuals listed in the table below were elected as Trustees of the Fund. All Trustees, with the exception of Ms. Austin, served as Trustees of the Fund prior to the shareholder meeting.

Trustee	Affirmative	Withhold
Susan Davenport Austin	1,668,601,852.245	57,162,585.840
Timothy S. Cronin	1,672,594,900.340	53,169,537.745
Saul K. Fenster	1,664,173,565.591	61,590,872.494
Delayne Dedrick Gold	1,666,079,585.427	59,684,852.658
Robert F. Gunia	1,671,967,699.651	53,796,738.434
W. Scott McDonald, Jr.	1,667,065,054.050	58,699,384.035
Thomas T. Mooney	1,668,968,682.073	56,795,756.012
Thomas M. O’Brien	1,671,396,805.608	54,367,632.477
Stephen Pelletier	1,672,768,000.200	52,996,437.885
F. Don Schwartz	1,664,889,620.232	60,874,817.853

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call 888-778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we may send a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling 877-778-5008, you can revoke or “opt out” of householding at any time.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

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Prudential

To learn more about Prudential Financial, go to www.prudential.com, or scan the code below.

0158086-00003-00    PSF-SAR J2020F

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Series Fund

By:	/s/Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephen Pelletier
Stephen Pelletier
President and Principal Executive Officer

Date:	August 16, 2011

By:	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	August 16, 2011